OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	August 31, 2011
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .18.9
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

Gregory J. Lyons Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2008 – August 31, 2009

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Annual Report

August 31, 2009

SSgA Funds
Life SolutionsSM Funds

Annual Report

August 31, 2009

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2009 Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information useful.

The fiscal year ended August 31, 2009 was one of remarkable extremes, involving a series of unprecedented events affecting the financial markets and global economy as well as drastic shifts in the performance patterns of the capital markets. The financial markets in which the SSgA Funds operate continue to reflect the challenges of the global economic environment. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

President's Letter
3

This page has been intentionally left blank.

SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  Life Solutions Balanced Fund seeks a balance of growth of capital and income.**

Life Solutions Balanced Fund – Institutional Class

Period Ended 8/31/09	Total Return
1 Year	(7.79)%
5 Years	1.53	%+
10 Years	2.13	%+

Life Solutions Balanced Fund – Class R‡

Period Ended 8/31/09	Total Return
1 Year	(8.42)%
5 Years	1.00	%+
10 Years	1.59	%+

Balanced Composite Market Index***

Period Ended 8/31/2009	Total Return
1 Year	(7.37)%
5 Years	3.49	%+
10 Years	3.18	%+

Russell 3000® Index#

Period Ended 8/31/09	Total Return
1 Year	(18.62)%
5 Years	1.04	%+
10 Years	0.06	%+

Barclays Capital U.S. Aggregate Bond Index##

Period Ended 8/31/09	Total Return
1 Year	7.94%
5 Years	4.96	%+
10 Years	6.31	%+

MSCI® EAFE® Index (Net dividend)###

Period Ended 8/31/09	Total Return
1 Year	(14.95)%
5 Years	5.82	%+
10 Years	2.27	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Balanced Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 are 0.44% and 0.99%, respectively.

See related Notes on following page.

Life Solutions Balanced Fund
5

SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total returns for the Institutional Class and Class R of the Fund were -7.79% and -8.42% respectively, and the total return for the Index was -7.37%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

While stocks and corporate bonds have staged a furious rally through August of 2009, they have not yet overcome the damage inflicted during the market crisis of 2008. The Fund's return is anchored around its long-term benchmark allocation of 50% U.S. stocks, 10% non-U.S. stocks and 40% U.S. bonds. Over the 12-month period, global equities are still deep in the red with the S&P 500 Index down 18% and the broadly followed MSCI EAFE Index of developed markets down 15%. Bonds have provided much needed diversification in these turbulent times with the broad Barclays Capital U.S. Aggregate Bond Index rising close to 8%. Treasuries led the way in 2008 providing a safe haven from the steep decline across risky assets. In 2009, the credit markets have rebounded nicely both investment grade and the more speculative high yield bonds. As the U.S. Federal Reserve continues to attempt to prime the economic pump with low interest rates, cash yields have been weak.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The Fund's return relative to its benchmark was disappointing during the Reporting Period. Tactical asset allocation added significantly, but it was not enough to overcome the impact of poor stock selection within the Equity Funds. Overall, the Fund's U.S. equity allocation lagged the Russell 3000 Index by just over 3% while the international equity allocation lagged the MSCI EAFE Index by 6%. Fixed income performance was in line with the Barclays Capital U.S. Aggregate Bond Index. The Fund has benefited from an overweight to high yield bonds and emerging market and large cap U.S. stocks versus underweights to broad U.S. fixed income, non-U.S. developed market stocks and U.S. small cap stocks.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

  Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  Assumes initial investment on September 1, 1999.

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchance traded funds that are advised or sponsored by the Advisor or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

***  The Balanced Composite Market Index is comprised of:
50% Russell 3000® Index
10% MSCI® EAFE® Net Dividend Index
40% Barclays Capital U.S. Aggregate Bond Index

  #  The Russell 3000® Index is a registered trademark of Russell Investments in the U.S. and/or other countries. Russell Investments is the owner of the trademarks, service marks, and copyrights related to their indexes. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

  ##  The Barclays Capital U.S. Aggregate Bond Index (formerly, the Lehman Brothers Aggregate Bond Index) covers the USD-denominated , investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS sectors. The index is a component of the U.S. Universal Index in its entirety.

  ###  The MSCI® EAFE® Net Dividend Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Balanced Fund
6

SSgA Life Solutions

Balanced Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,238.00	$1,022.94
Expenses Paid During Period *	$2.54	$2.29

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,234.10	$1,019.51
Expenses Paid During Period *	$6.36	$5.75

* Expenses are equal to the Fund's expense ratio of 1.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Balanced Fund
7

This page has been intentionally left blank.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.1%
Bonds - 39.7%
SPDR Barclays Capital Aggregate Bond ETF	139,268	7,771
SPDR Barclays Capital TIPS ETF	1,190	60
SSgA Bond Market Fund	240,263	2,016
SSgA High Yield Bond Fund	35,736	254
		10,101
Domestic Equities - 49.2%
SSgA Core Edge Equity Fund	623,319	4,706
SSgA Enhanced Small Cap Fund	17,153	127
SSgA S&P 500 Index Fund	447,400	7,530
SSgA Small Cap Fund	8,474	130
		12,493
International Equities - 11.1%
SSgA Emerging Markets Fund	30,565	508
SSgA International Stock Selection Fund	250,240	2,312
		2,820

	Shares	Market Value $
Short-Term Investments - 0.1%
SSgA Money Market Fund	22,477	22
Total Investments - 100.1%
(identified cost $23,711)		25,436
Other Assets and Liabilities, Net - (0.1%)		(36)
Net Assets - 100.0%		25,400

Presentation of Portfolio Holdings — August 31, 2009

Categories	% of Net Assets
Bonds	39.7
Domestic Equities	49.2
International Equities	11.1
Short-Term Investments	0.1
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund
9

This page has been intentionally left blank.

SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  Life Solutions Growth Fund seeks long-term growth of capital.**

Life Solutions Growth Fund – Institutional Class

Period Ended 8/31/09	Total Return
1 Year	(14.12)%
5 Years	1.10	%+
10 Years	1.15	%+

Life Solutions Growth Fund – Class R‡

Period Ended 8/31/09	Total Return
1 Year	(14.65)%
5 Years	0.65	%+
10 Years	0.63	%+

Growth Composite Market Index***

Period Ended 8/31/09	Total Return
1 Year	(12.53)%
5 Years	2.87	%+
10 Years	1.96	%+

Russell 3000® Index#

Period Ended 8/31/09	Total Return
1 Year	(18.62)%
5 Years	1.04	%+
10 Years	0.06	%+

Barclays Capital U.S. Aggregate Bond Index##

Period Ended 8/31/09	Total Return
1 Year	7.94%
5 Years	4.96	%+
10 Years	6.31	%+

MSCI® EAFE® Index (Net dividend)###

Period Ended 8/31/09	Total Return
1 Year	(14.95)%
5 Years	5.82	%+
10 Years	2.27	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Growth Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 29, 2008, as amended, are 0.72% and 2.94%, respectively.

See related Notes on following page.

Life Solutions Growth Fund
11

SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total returns for the Institutional Class and Class R of the Fund were -14.12% and -14.65% respectively, and the total return for the Index was -12.53%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

While stocks and corporate bonds have staged a furious rally through August of 2009, they have not yet overcome the damage inflicted during the market crisis of 2008. The Fund's return is anchored around its long-term benchmark allocation of 65% U.S. stocks, 15% non-U.S. stocks and 20% U.S. bonds. Over the 12-month period, global equities are still deep in the red with the S&P 500 Index down 18% and the broadly followed MSCI EAFE Index of developed markets down 15%. Bonds have provided much needed diversification in these turbulent times with the broad Barclays Capital U.S. Aggregate Bond Index rising close to 8%. Treasuries led the way in 2008, providing a safe haven from the steep decline across risky assets. In 2009, the credit markets have rebounded nicely both investment grade and the more speculative high yield bonds. As the U.S. Federal Reserve continues to attempt to prime the economic pump with low interest rates, cash yields have been weak.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The Fund's return relative to its benchmark was disappointing during the Reporting Period. Tactical asset allocation added significantly, but it was not enough to overcome the impact of poor stock selection within the Equity Funds. Overall, the Fund's U.S. equity allocation lagged the Russell 3000 Index by 3.5% while the international equity allocation lagged the MSCI EAFE Index by 6.3%. Fixed income performance was in line with the Barclays Capital U.S. Aggregate Bond Index. The Fund has benefited from an overweight to high yield bonds and emerging market and large-cap U.S. stocks versus underweights to broad U.S. fixed income, non-U.S. developed market stocks and U.S. small cap stocks.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  Assumes initial investment on September 1, 1999.

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchance traded funds that are advised or sponsored by the Adviser or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Growth Composite Market Index is comprised of:
65% Russell 3000® Index
15% MSCI® EAFE® Net Dividend Index
20% Barclays Capital U.S. Aggregate Bond Index

  #  The Russell 3000® Index is a registered trademark of Russell Investments in the U.S. and/or other countries. Russell Investments is the owner of the trademarks, service marks, and copyrights related to their indexes. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

  ##  The Barclays Capital U.S. Aggregate Bond Index (formerly, the Lehman Brothers Aggregate Bond Index) covers the USD-denominated , investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS sectors. The index is a component of the U.S. Universal Index in its entirety.

  ###  The MSCI® EAFE® Net Dividend Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Growth Fund
12

SSgA Life Solutions

Growth Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,300.70	$1,022.94
Expenses Paid During Period *	$2.61	$2.29

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,294.30	$1,018.20
Expenses Paid During Period *	$8.04	$7.07

* Expenses are equal to the Fund's expense ratio of 1.39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund
13

This page has been intentionally left blank.

SSgA Life Solutions
Growth Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 101.2%
Bonds - 20.3%
SPDR Barclays Capital Aggregate Bond ETF	14,765	824
SPDR Barclays Capital TIPS ETF	220	11
SSgA Bond Market Fund	32,518	273
SSgA High Yield Bond Fund	8,419	60
		1,168
Domestic Equities - 64.6%
SSgA Core Edge Equity Fund	191,445	1,445
SSgA Enhanced Small Cap Fund	7,782	58
SSgA S&P 500 Index Fund	128,441	2,162
SSgA Small Cap Fund	3,754	57
		3,722
International Equities - 16.2%
SSgA Emerging Markets Fund	7,100	118
SSgA International Stock Selection Fund	88,617	819
		937

	Shares	Market Value $
Short-Term Investments - 0.1%
SSgA Money Market Fund	6,376	6
Total Investments - 101.2%
(identified cost $5,318)		5,833
Other Assets and Liabilities, Net - (1.2%)		(68)
Net Assets - 100.0%		5,765

Presentation of Portfolio Holdings — August 31, 2009

Categories	% of Net Assets
Bonds	20.3
Domestic Equities	64.6
International Equities	16.2
Short-Term Investments	0.1
Total Investments	101.2
Other Assets and Liabilities, Net	(1.2)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund
15

This page has been intentionally left blank.

SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.**

Life Solutions Income and Growth Fund – Institutional Class

Period Ended 8/31/09	Total Return
1 Year	(1.73)%
5 Years	1.76	%+
10 Years	2.85	%+

Life Solutions Income and Growth Fund – Class R‡

Period Ended 8/31/09	Total Return
1 Year	(2.42)%
5 Years	1.28	%+
10 Years	2.32	%+

Income and Growth Composite Market Index***

Period Ended 8/31/09	Total Return
1 Year	(2.28)%
5 Years	4.00	%+
10 Years	4.29	%+

Russell 3000® Index#

Period Ended 8/31/09	Total Return
1 Year	(18.62)%
5 Years	1.04	%+
10 Years	0.06	%+

Barclays Capital U.S. Aggregate Bond Index##

Period Ended 8/31/09	Total Return
1 Year	7.94%
5 Years	4.96	%+
10 Years	6.31	%+

MSCI® EAFE® Index (Net dividend)###

Period Ended 8/31/09	Total Return
1 Year	(14.95)%
5 Years	5.82	%+
10 Years	2.27	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Income and Growth Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 29, 2008, as amended, are 1.10% and 4.35%, respectively.

See related Notes on following page.

Life Solutions Income and Growth Fund
17

SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total returns for the Institutional Class and Class R of the Fund were -1.73% and -2.42% respectively, and the total return for the Index was -2.28%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

While stocks and corporate bonds have staged a furious rally through August of 2009, they have not yet overcome the damage inflicted during the market crisis of 2008. The Fund's return is anchored around its long-term benchmark allocation of 35% U.S. stocks, 5% non-U.S. stocks and 60% U.S. bonds. Over the 12-month period, global equities are still deep in the red with the S&P 500 Index down 18% and the broadly followed MSCI EAFE Index of developed markets down 15%. Bonds have provided much needed diversification in these turbulent times with the broad Barclays Capital U.S. Aggregate Bond Index rising close to 8%. Treasuries led the way in 2008 providing a safe haven from the steep decline across risky assets. In 2009, the credit markets have rebounded nicely both investment grade and the more speculative high yield bonds. As the U.S. Federal Reserve continues to attempt to prime the economic pump with low interest rates, cash yields have been weak.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The Fund outperformed relative to its benchmark during the Reporting Period. Tactical asset allocation added significantly and was more than enough to overcome the impact of poor stock selection within the Equity Funds. Overall, the Fund's U.S. equity allocation lagged the Russell 3000 Index by 2.7% while the international equity allocation lagged the MSCI EAFE Index by 5.8%. Fixed income performance was in line with the Barclays Capital U.S. Aggregate Bond Index. The Fund has benefited from an overweight to high yield bonds and emerging market and large cap U.S. stocks versus underweights to broad U.S. fixed income, non-U.S. developed market stocks and U.S. small cap stocks.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  Assumes initial investment on September 1, 1999.

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchance traded funds that are advised or sponsored by the Adviser or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Income and Growth Composite Market Index is comprised of:
35% Russell 3000® Index
5% MSCI® EAFE® Net Dividend Index
60% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a registered trademark of Russell Investments in the U.S. and/or other countries. Russell Investments is the owner of the trademarks, service marks, and copyrights related to their indexes. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

  ##  The Barclays Capital U.S. Aggregate Bond Index (formerly, the Lehman Brothers Aggregate Bond Index) covers the USD-denominated , investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS sectors. The index is a component of the U.S. Universal Index in its entirety.

###  The MSCI® EAFE® Net Dividend Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Income and Growth Fund
18

SSgA Life Solutions

Income and Growth Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,177.30	$1,022.94
Expenses Paid During Period *	$2.47	$2.29

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

	Actual	Hypothetical Performance (5% return
Class R	Performance	before expense)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,170.90	$1,017.80
Expenses Paid During Period *	$8.04	$7.48

* Expenses are equal to the Fund's expense ratio of 1.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund
19

This page has been intentionally left blank.

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.8%
Bonds - 60.3%
SPDR Barclays Capital Aggregate Bond ETF	33,026	1,843
SPDR Barclays Capital TIPS ETF	190	10
SSgA Bond Market Fund	57,916	486
SSgA High Yield Bond Fund	5,391	38
		2,377
Domestic Equities - 34.2%
SSgA Core Edge Equity Fund	63,376	478
SSgA Enhanced Small Cap Fund	504	4
SSgA S&P 500 Index Fund	51,212	862
SSgA Small Cap Fund	274	4
		1,348
International Equities - 6.2%
SSgA Emerging Markets Fund	4,637	77
SSgA International Stock Selection Fund	17,958	166
		243

	Shares	Market Value $
Short-Term Investments - 0.1%
SSgA Money Market Fund	4,460	4
Total Investments - 100.8%
(identified cost $3,633)		3,972
Other Assets and Liabilities, Net - (0.8%)		(30)
Net Assets - 100.0%		3,942

Presentation of Portfolio Holdings — August 31, 2009

Categories	% of Net Assets
Bonds	60.3
Domestic Equities	34.2
International Equities	6.2
Short-Term Investments	0.1
Total Investments	100.8
Other Assets and Liabilities, Net	(0.8)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund
21

SSgA Life Solutions

Life Solutions Funds

Statements of Assets and Liabilities — August 31, 2009

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$23,711	$5,318	$3,633
Investments, at market	25,436	5,833	3,972
Receivables:
Investments sold	—	—	2
Fund shares sold	1	4	—
From Advisor	3	8	5
Prepaid expenses	1	—	—
Total assets	25,441	5,845	3,979
Liabilities
Payables:
Investments purchsed	1	1	—
Fund shares redeemed	—	41	1
Accrued fees to affiliates	16	14	14
Other accrued expenses	24	24	22
Total liabilities	41	80	37
Net Assets	$25,400	$5,765	$3,942
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$205	$65	$109
Accumulated net realized gain (loss)	(9,135)	(5,265)	(2,306)
Unrealized appreciation (depreciation) on investments	1,725	515	339
Shares of beneficial interest	2	1	—
Additional paid-in capital	32,603	10,449	5,800
Net Assets	$25,400	$5,765	$3,942
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$10.30	$9.95	$10.16
Net assets	$24,410,881	$5,282,127	$3,268,130
Shares outstanding ($.001 par value)	2,370,512	531,082	321,577
Net asset value per share: Class R*	$10.28	$9.94	$10.07
Net assets	$988,838	$482,521	$673,763
Shares outstanding ($.001 par value)	96,163	48,561	66,896

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
22

SSgA Life Solutions

Life Solutions Funds

Statements of Operations — For the Period Ended August 31, 2009

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$674	$196	$157
Expenses
Fund accounting fees	27	28	28
Distribution fees - Institutional Class	10	5	3
Distribution fees - Class R	3	1	1
Transfer agent fees	60	61	60
Professional fees	27	28	26
Registration fees	36	36	36
Shareholder servicing fees - Institutional Class	11	7	5
Shareholder servicing fees - Class R	3	2	1
Insurance fees	1	— *	— *
Printing fees	7	1	1
Miscellaneous	6	5	5
Expenses before reductions	191	174	166
Expense reductions	(78)	(137)	(142)
Net expenses	113	37	24
Net investment income (loss)	561	159	133
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(4,899)	(3,154)	(935)
Net change in unrealized appreciation (depreciation) on investments	1,379	185	341
Net realized and unrealized gain (loss)	(3,520)	(2,969)	(594)
Net Increase (Decrease) in Net Assets from Operations	$(2,959)	$(2,810)	$(461)

*  Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
23

SSgA Life Solutions

Life Solutions Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Life Solutions Balanced Fund		Life Solutions Growth Fund		Life Solutions Income and Growth Fund
Amounts in thousands	2009	2008	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$561	$2,197	$159	$1,449	$133	$723
Net realized gain (loss)	(4,899)	2,441	(3,154)	3,779	(935)	(115)
Net change in unrealized appreciation (depreciation)	1,379	(9,362)	185	(8,408)	341	(1,782)
Net increase (decrease) in net assets from operations	(2,959)	(4,724)	(2,810)	(3,180)	(461)	(1,174)
Distributions
From net investment income
Institutional Class	(725)	(2,429)	(175)	(1,511)	(292)	(836)
Class R	(14)	(72)	(4)	(37)	(13)	(15)
From net realized gain
Institutional Class	—	—	—	—	(6)	(253)
Class R	—	—	—	—	—	(5)
Net decrease in net assets from distributions	(739)	(2,501)	(179)	(1,548)	(311)	(1,109)
Share Transactions
Net increase (decrease) in net assets from share transactions	171	(23,775)	(3,216)	(21,701)	(3,138)	(10,232)
Total Net Increase (Decrease) in Net Assets	(3,527)	(31,000)	(6,205)	(26,429)	(3,910)	(12,515)
Net Assets
Beginning of period	28,927	59,927	11,970	38,399	7,852	20,367
End of period	$25,400	$28,927	$5,765	$11,970	$3,942	$7,852
Undistributed (overdistributed) net investment income included in net assets	$205	$382	$65	$85	$109	$280

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
24

This page has been intentionally left blank.

SSgA Life Solutions

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
August 31, 2009	11.52	.22	(1.15)	(.93)	(.29)	—	(.29)
August 31, 2008	13.18	.53	(1.64)	(1.11)	(.55)	—	(.55)
August 31, 2007	12.66	.44	.50	.94	(.42)	—	(.42)
August 31, 2006	11.97	.27	.60	.87	(.18)	—	(.18)
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)
Class R
August 31, 2009	11.42	.15	(1.13)	(.98)	(.16)	—	(.16)
August 31, 2008	13.05	.45	(1.60)	(1.15)	(.48)	—	(.48)
August 31, 2007	12.54	.31	.55	.86	(.35)	—	(.35)
August 31, 2006	11.91	.11	.68	.79	(.16)	—	(.16)
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)
Life Solutions Growth Fund
Institutional Class
August 31, 2009	11.82	.20	(1.89)	(1.69)	(.18)	—	(.18)
August 31, 2008	13.77	.64	(2.01)	(1.37)	(.58)	—	(.58)
August 31, 2007	12.79	.37	.97	1.34	(.36)	—	(.36)
August 31, 2006	11.78	.15	.96	1.11	(.10)	—	(.10)
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)
Class R
August 31, 2009	11.77	.10	(1.84)	(1.74)	(.09)	—	(.09)
August 31, 2008	13.67	.47	(1.88)	(1.41)	(.49)	—	(.49)
August 31, 2007	12.69	.31	.94	1.25	(.27)	—	(.27)
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—	(.10)
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2009	11.04	.28	(.55)	(.27)	(.59)	(.01)	(.61)
August 31, 2008	12.51	.50	(1.29)	(.79)	(.52)	(.16)	(.68)
August 31, 2007	12.42	.47	.06	.53	(.44)	—	(.44)
August 31, 2006	12.05	.36	.26	.62	(.25)	—	(.25)
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)
Class R
August 31, 2009	10.97	.15	(.49)	(.34)	(.55)	(.01)	(.56)
August 31, 2008	12.39	.44	(1.25)	(.81)	(.45)	(.16)	(.61)
August 31, 2007	12.31	.37	.08	.45	(.37)	—	(.37)
August 31, 2006	12.01	.21	.33	.54	(.24)	—	(.24)
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.

(c)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.

(d)  May reflect amounts waived and/or reimbursed by the investment advisor.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
26

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate
Life Solutions Balanced Fund
Institutional Class
August 31, 2009	10.30	(7.79)	24,411	.45	.78	2.37	73
August 31, 2008	11.52	(8.73)	27,962	.44	.45	4.27	94
August 31, 2007	13.18	7.51	58,036	.33	.33	3.31	31
August 31, 2006	12.66	7.37	81,570	.31	.31	2.24	29
August 31, 2005	11.97	11.04	87,363	.33	.33	2.17	32
Class R
August 31, 2009	10.28	(8.42)	989	1.06	1.38	1.64	73
August 31, 2008	11.42	(9.10)	965	.98	.99	3.71	94
August 31, 2007	13.05	6.91	1,891	.90	.90	2.40	31
August 31, 2006	12.54	6.71	1,340	.88	.88	.87	29
August 31, 2005	11.91	10.66	30	.81	.81	.45	32
Life Solutions Growth Fund
Institutional Class
August 31, 2009	9.95	(14.12)	5,282	.45	2.30	2.21	82
August 31, 2008	11.82	(10.38)	11,379	.45	.72	4.97	75
August 31, 2007	13.77	10.53	37,358	.45	.45	2.74	30
August 31, 2006	12.79	9.45	51,495	.42	.42	1.21	29
August 31, 2005	11.78	13.44	48,399	.45	.47	1.34	25
Class R
August 31, 2009	9.94	(14.65)	483	1.17	3.02	1.10	82
August 31, 2008	11.77	(10.65)	591	.85	1.12	3.72	75
August 31, 2007	13.67	9.86	1,041	1.01	1.01	2.37	30
August 31, 2006	12.69	8.92	1,208	.95	.95	.14	29
August 31, 2005	11.75	13.19	20	.74	.76	.68	25
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2009	10.16	(1.73)	3,268	.45	3.52	2.99	81
August 31, 2008	11.04	(6.59)	7,604	.45	1.10	4.33	99
August 31, 2007	12.51	4.30	19,939	.45	.70	3.67	32
August 31, 2006	12.42	5.27	28,382	.45	.60	3.00	30
August 31, 2005	12.05	8.28	27,958	.45	.68	2.73	35
Class R
August 31, 2009	10.07	(2.42)	674	1.30	4.37	1.62	81
August 31, 2008	10.97	(6.80)	248	.86	1.53	3.81	99
August 31, 2007	12.39	3.66	428	1.02	1.27	3.00	32
August 31, 2006	12.31	4.56	375	.98	1.14	1.66	30
August 31, 2005	12.01	8.10	19	.74	.97	1.96	35

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
27

SSgA

Life Solutions Funds

Notes to Financial Statements — August 31, 2009

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of August 31, 2009. These financial statements report on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a "Fund" and collectively referred to as the "Funds." Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

On October 16, 2008, the SSgA Funds' Board approved a plan to liquidate SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund, SSgA International Growth Opportunities Fund and SSgA Large Cap Value Fund. The liquidation occurred on December 12, 2008.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds." The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA Core Edge Equity Fund
SSgA Enhanced Small Cap
SSgA S&P 500 Index Fund
SSgA Small Cap Fund
International Equities
SSgA Emerging Markets Fund
SSgA International Stock Selection Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF (formerly, SPDR Lehman Aggregate Bond ETF)

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

Notes to Financial Statements
28

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

SPDR Barclays Capital TIPS ETF (formerly, Lehman Brothers TIPS ETF)

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays U.S. Government Inflation-linked Bond Index.

SSgA Core Edge Equity Fund

To achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities which, in the opinion of the Advisor, have underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the Advisor, have deteriorating business fundamentals and/or valuations.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in smaller capitalization equity securities.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value ("NAV") per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Notes to Financial Statements
29

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the NAV per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
30

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended August 31, 2009, were level one for all funds.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2009, the capital loss carryovers and expiration dates are as follows:

	Expiration Year
	08/31/2011	08/31/2012	08/31/2017	Total
Balanced Fund	$203,577	$609,595	$2,853,693	$3,666,865
Growth Fund	1,740,113	—	33,733	$1,773,846
Income and Growth Fund	—	—	1,397,986	$1,397,986

Notes to Financial Statements
31

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

As of August 31, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced Fund	Growth Fund	Income and Growth Fund
Cost of Investments for Tax Purposes	$25,316,730	$5,930,254	$3,974,101
Gross Tax Unrealized Appreciation	174,363	52,518	14
Gross Tax Unrealized Depreciation	(54,796)	(149,661)	(1,695)
Net Tax Unrealized Appreciation (Depreciation)	$119,567	$(97,143)	$(1,681)
Components of Distributable Earnings
Undistributed Ordinary Income	$205,311	$64,542	$108,681
Capital Loss Carryforward	$(3,666,865)	$(1,773,846)	$(1,397,986)
Tax Composition of Distributions
Ordinary Income	$738,867	$179,524	$304,157
Long-Term Capital Gains	$—	$—	$6,488

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009 in the amount of $3,862,564, $2,879,079 and $567,151 for the Balanced Fund, Growth Fund and Income and Growth Fund, respectively, and treat it as arising in the fiscal year 2010.

The Funds are subject to the provisions of FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at August 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended August 31, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among the funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements
32

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

Derivatives

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective March 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative and hedging activities and the effect on the results of the Funds financial position. Management has reviewed FAS 161 and concludes that adoption had no material effect on the Funds Financial Statements.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

During the year ended August 31, 2009, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$18,732,937	$17,851,478
Growth Fund	6,294,434	9,138,439
Income and Growth Fund	3,768,743	6,832,975

4.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Advisor. However, each Fund pays advisory fees to the Advisor indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Advisor a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for the distribution (12b-1) and Class R, then State Street Global Markets, LLC (the "Distributor") which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of its cap. If only Class R is above its respective expense cap, the Distributor will waive up to 0.70% of the average daily net assets the of Distribution (12b-1) and Service Fee. If after waiving the full 0.70% of the average daily net assets of Class R Service Fee and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Funds' advisory fee and reimburse the Institutional Class and Class R for all expenses of the Institutional Class in excess of 0.45% of average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the Balanced Fund Institutional Class and Class R for the year ended August 31, 2009 was $75,596 and $2,825, respectively. The total amount of the waiver for the Growth Fund Institutional Class and Class R for the year ended August 31, 2009 was

Notes to Financial Statements
33

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

$129,169 and $8,270, respectively. The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the year ended August 31, 2009 was $129,501 and $12,087, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2009, $33,313 of the Central Fund's net assets represents investments by these Funds.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

The Funds have entered into arrangements with State Street Corporation whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. As of August 31, 2009, there were no custody credits.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo").

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts. Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers.

Notes to Financial Statements
34

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

For these services, each Institutional Class pays a maximum of 0.13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the year ended August 31, 2009, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	Global Markets
Balanced Fund	$1,060
Growth Fund	120
Income and Growth Fund	4

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to service organizations from each institutional class, are not permitted by the Plan to exceed 0.25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the 0.25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of August 31, 2009.

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years as long as the R Plan is in effect. There were no carryover expenses as of August 31, 2009.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the year ended August 31, 2009, this amounted to:

Funds	Global Markets
Balanced Fund	$432
Growth Fund	223
Income and Growth Fund	197

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements
35

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

Accrued fees payable to affiliates and trustees as of August 31, 2009 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$2,286	$2,323	$2,286
Distribution fees	2,629	300	519
Shareholder servicing fees	1,191	648	388
Transfer agent fees	10,340	10,441	10,325
	$16,446	$13,712	$13,518

Beneficial Interest

As of August 31, 2009, the following table includes shareholders (one of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Balanced	2	83.0
Growth	2	68.7
Income and Growth	1	65.9

Transactions With Affiliated Companies

A company is an affiliate of the Fund within the meaning of the Investment Company Act of 1940 if, among other things, the Fund owns at least 5% of the voting securities of the company or if the Fund and the company are under common control. Each Underlying Fund is an affiliate of the Fund. Transactions with the Underlying Funds during the year ended August 31, 2009 were as follows:

	Market Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
Balanced Fund
SPDR Barclays Capital Aggregate Bond ETF	$7,771,154	$877,909	$4,891,317	$(157,726)	$363,105
SPDR Barclays Capital TIPS ETF	59,690	252,740	198,203	4,410	121
SSgA Bond Market	2,015,805	2,683,659	847,252	1,958	15,127
SSgA Concentrated Growth Opportunities*	—	316,307	3,631,390	(1,592,293)	3,126
SSgA Core Edge Equity	4,706,058	1,530,180	1,512,737	(520,251)	1,117
SSgA Core Opportunities*	—	17,831	1,369,428	(459,526)	7,831
SSgA Emerging Markets	507,692	826,566	496,354	1,566	—
SSgA Enhanced Small Cap	127,277	228,865	121,783	17,537	—
SSgA High Yield Bond	254,443	558,202	350,309	(32,018)	34,142
SSgA International Growth Opportunities*	—	32,416	455,731	(82,997)	14,320
SSgA International Stock Selection	2,312,221	1,972,690	1,378,462	(106,728)	50,380
SSgA Large Cap Value*	—	70,985	2,927,421	(1,124,516)	50,433
SSgA Money Market	22,477	665,326	1,565,333	—	2,655
SSgA S&P 500 Index	7,529,741	9,141,492	4,458,242	(861,568)	132,142
SSgA Small Cap	129,738	223,095	111,739	13,261	—
	$25,436,296	$19,398,263	$24,315,701	$(4,898,891)	$674,499

Notes to Financial Statements
36

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

	Market Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
Growth
SPDR Barclays Capital Aggregate Bond ETF	$823,887	$100,565	$1,629,786	$(49,202)	$56,950
SPDR Barclays Capital TIPS ETF	11,035	91,172	81,090	1,707	22
SSgA Bond Market	272,828	570,676	416,179	(1,711)	3,789
SSgA Concentrated Growth Opportunities*	—	73,050	1,937,478	(877,748)	1,628
SSgA Core Edge Equity	1,445,409	298,352	1,648,144	(624,865)	564
SSgA Core Opportunities*	—	4,225	748,228	(260,204)	4,225
SSgA Emerging Markets	117,933	191,098	114,889	941	—
SSgA Enhanced Small Cap	57,743	149,456	101,074	(9,052)	—
SSgA High Yield Bond	59,942	212,575	164,619	(17,889)	11,134
SSgA International Growth Opportunities*	—	14,625	298,888	(60,175)	9,379
SSgA International Stock Selection	818,825	745,494	845,751	(68,795)	29,232
SSgA Large Cap Value*	—	29,315	1,716,406	(665,071)	29,315
SSgA Money Market	6,376	59,545	413,654	—	1,027
SSgA S&P 500 Index	2,161,657	3,689,171	2,515,252	(514,305)	48,339
SSgA Small Cap	57,476	124,660	74,088	(7,163)	—
	$5,833,111	$6,353,979	$12,705,526	$(3,153,532)	$195,604
Income and Growth
SPDR Barclays Capital Aggregate Bond ETF	$1,842,851	$72,298	$2,663,686	$(94,898)	$102,378
SPDR Barclays Capital TIPS ETF	9,530	50,631	41,923	957	19
SSgA Bond Market	485,914	1,005,028	944,663	(14,744)	11,213
SSgA Concentrated Growth Opportunities*	—	69,218	609,816	(202,242)	364
SSgA Core Edge Equity	478,492	319,319	800,019	(197,290)	150
SSgA Core Opportunities*	—	7,704	250,351	(69,144)	1,181
SSgA Emerging Markets	77,015	151,684	101,215	3,352	—
SSgA Enhanced Small Cap	3,737	18,970	15,727	2,573	—
SSgA High Yield Bond	38,382	158,884	129,333	(12,503)	6,994
SSgA International Growth Opportunities*	—	3,864	45,274	(1,995)	1,053
SSgA International Stock Selection	165,936	307,318	310,319	20,072	4,790
SSgA Large Cap Value*	—	16,293	517,729	(161,326)	6,293
SSgA Money Market	4,460	148,635	393,235	—	597
SSgA S&P 500 Index	861,901	1,568,556	1,322,682	(210,526)	21,632
SSgA Small Cap	4,201	18,978	15,361	2,592	—
	$3,972,419	$3,917,380	$8,161,333	$(935,122)	$156,664

*  Fund closed on December 12, 2008.

5.  Fund Share Transactions  (amounts in thousands)
    For the Fiscal Years Ended

	Shares		Dollars
Balanced Fund	2009	2008	2009	2008
Institutional Class
Proceeds from shares sold	657	988	$6,281	$12,480
Proceeds from reinvestment of distributions	78	193	725	2,427
Payments for shares redeemed	(792)	(3,158)	(6,947)	(37,970)
	(57)	(1,977)	59	(23,063)
Class R
Proceeds from shares sold	43	49	$398	$592
Proceeds from reinvestment of distributions	1	6	14	71
Payments for shares redeemed	(33)	(115)	(300)	(1,375)
	11	(60)	112	(712)
Total net increase (decrease)	(46)	(2,037)	$171	$(23,775)

Notes to Financial Statements
37

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

  (amounts in thousands)
    For the Fiscal Years Ended

	Shares		Dollars
Growth Fund	2009	2008	2009	2008
Institutional Class
Proceeds from shares sold	167	348	$1,478	$4,494
Proceeds from reinvestment of distributions	20	115	175	1,510
Payments for shares redeemed	(618)	(2,213)	(4,853)	(27,372)
	(431)	(1,750)	(3,200)	(21,368)
Class R
Proceeds from shares sold	15	33	$130	$417
Proceeds from reinvestment of distributions	—	3	4	37
Payments for shares redeemed	(17)	(62)	(150)	(787)
	(2)	(26)	(16)	(333)
Total net increase (decrease)	(433)	(1,776)	$(3,216)	$(21,701)
Income and Growth Fund
Institutional Class
Proceeds from shares sold	109	304	$1,035	$3,508
Proceeds from reinvestment of distributions	33	92	298	1,088
Payments for shares redeemed	(510)	(1,302)	(4,873)	(14,691)
	(368)	(906)	(3,540)	(10,095)
Class R
Proceeds from shares sold	89	10	$806	$117
Proceeds from reinvestment of distributions	1	2	12	20
Payments for shares redeemed	(46)	(24)	(416)	(274)
	44	(12)	402	(137)
Total net increase (decrease)	(324)	(918)	$(3,138)	$(10,232)

6.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the year ended August 31, 2009, the Funds did not utilize the Interfund Lending Program.

7.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from

Notes to Financial Statements
38

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2009

counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

8.  Subsequent Events

Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements
39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Life Solutions Balanced Fund,
SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund (the "Funds") (three of the Funds comprising the SSgA Funds) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2009, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2009

Report of Independent Registered Public Accounting Firm
40

SSgA
Life Solutions Funds

Tax Information — August 31, 2009 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2009 as follows:

Life Solutions Income & Growth	$6,488

The Funds designate dividends during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Life Solutions Balanced	34.1%
Life Solutions Growth	51.8%
Life Solutions Income & Growth	22.0%

For the tax year ended August 31, 2009, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information
41

SSgA
Life Solutions Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of those trustees who are not "interested persons" of the fund (commonly referred to as, the "Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the "Board") of the SSgA Funds (the "Trust"), including a majority of the Independent Trustees of the Trust, met on March 23, 2009 and on April 6 and 7, 2009 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a "Fund" and collectively, the "Funds"), continuation of the investment advisory agreement (the "Advisory Agreement") with SSgA Funds Management, Inc. (the "Advisor"). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•  A report prepared by an independent provider of investment company data, which includes for each Fund:

o  Comparisons of the Fund's performance over the past one-, three-, five- and ten-year periods ended December 31, 2008, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

o  Comparisons of the Fund's expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

o  A chart showing the Fund's historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

o  Comparisons of the Fund's contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•  Comparative information concerning fees charged by the Advisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•  Profitability analyses for the Advisor and its affiliates with respect to each Fund.

Information about Portfolio Management

•  Descriptions of the investment management services provided by the Advisor, including their investment strategies and processes;

•  Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through "soft dollar" benefits received in connection with the Funds' brokerage; and

•  Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Basis for Approval of Advisory Contracts
42

SSgA
Life Solutions Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

Information about the Advisor

•  Reports detailing the financial results and condition of the Advisor and its affiliates;

•  Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•  A copy of the Code of Ethics adopted by the Advisor, together with information relating to compliance with and the administration of such Code;

•  A copy of the Advisor's proxy voting policies and procedures;

•  Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor's record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•  A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•  Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds' relationship with these service providers; and

•  Copies of the Advisory Agreement and agreements with other service providers of the Funds.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund's investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 7, 2009 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor.

Basis for Approval of Advisory Contracts
43

SSgA
Life Solutions Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board considered the Advisor's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund's securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund's investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2008.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its peer group funds, or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund's management fee (or in the case of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income & Growth Fund, the management fees payable by each Fund's underlying funds) and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients.

Basis for Approval of Advisory Contracts
44

SSgA
Life Solutions Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board concluded that the profitability of the Advisor and its affiliates with respect to each Fund is reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates have realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Basis for Approval of Advisory Contracts
45

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — August 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800) 647-7327.

Shareholder Requests for Additional Information
46

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
47

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
48

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
49

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
50

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Fund Management and Service Providers
51

LSAR-08/09 (52536)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Annual Report

August 31, 2009

SSgA Funds
Money Market Funds

Annual Report

August 31, 2009

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2009 Annual Report for the SSgA Money Market Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

From last fall to August 31, 2009, the short term markets have experienced unprecedented stress on the core principles of money market funds. The twelve months ended August 31, 2009 have included the decline of the Asset Backed Commercial Paper markets through dissolution of the Structured Investment Vehicles (SIVs), the downfall of monoline insurers and Auction Rate Securities, the significant changes in the banking and investment banking industries which included massive mergers and defaults, and the collapse and announcement of support for major money market funds. These events spawned multiple programs from the Federal Reserve and the U.S. Treasury to support the financial markets and money market funds in particular. SSgA participated in a number of industry discussions aimed at finding solutions to help alleviate the liquidity issues impacting the Money Market Fund Industry. In addition, the SSgA Funds announced participation in the U.S. Treasury Temporary Guarantee Program for certain Money Market Funds in an effort to reassure our investors.

Throughout these events, SSgA Money Market Funds have remained focused on providing stability, liquidity and competitive yields through all market environments and mitigating exposure risks by investing in high quality issuers and counterparties. As one of the largest cash managers in the world*, State Street Global Advisors (SSgA), which includes SSgA Funds Management, its registered adviser, has a long-standing commitment to professional cash management and rigorous, independent credit analysis. With a worldwide team of 55 cash investment managers and a dedicated 13-member short-term credit research team, SSgA has committed the resources and will continue to adhere to a disciplined investment process.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

* Pensions & Investments, May 18, 2009

President's Letter
3

This page has been intentionally left blank.

SSgA

Money Market Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,001.30	$1,023.09
Expenses Paid During Period *	$2.12	$2.14

* Expenses are equal to the Fund's expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) On an annual basis and based on average daily net assets, the annualized expense ratio is 0.40%, as contractually agreed to by the advisor. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to the Financial Statements detail the fees incurred for participation in this program.

Money Market Fund
5

This page has been intentionally left blank.

SSgA
Money Market Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 4.6%
Alpine Securitization (l)	100,000	0.370	09/08/09	99,993
Aspen Funding Corp. (l)	125,000	0.380	09/08/09	124,991
Newport Funding Corp. (l)	75,000	0.410	09/02/09	74,999
Solitaire Funding LLC (l)	100,000	0.550	09/14/09	99,980
Total Asset-Backed Commercial Paper (amortized cost $399,963)				399,963
Corporate Bonds and Notes - 6.5%
Bank of America Corp. (next reset date 10/02/09) (Ê)(l)	100,000	0.808	10/03/09	100,000
Commonwealth Bank of Australia (next reset date 10/27/09) (Ê)(l)	24,000	0.491	09/27/10	24,000
General Electric Capital Corp.	200,000	0.318	09/24/09	200,000
Procter & Gamble International Funding SCA	80,000	0.663	09/09/09	80,000
Procter & Gamble International Funding SCA (next reset date 11/07/09) (Ê)	20,000	0.478	05/07/10	20,000
Rabobank (next reset date 11/16/09) (Ê)(l)	80,000	0.440	09/16/10	80,000
Royal Bank of Scotland (next reset date 09/15/09) (Ê)(l)	31,000	1.029	10/09/09	31,000
Westpac Banking Corp. (next reset date 10/28/09) (Ê)(l)	27,000	0.479	09/27/10	27,000
Total Corporate Bonds and Notes (amortized cost $562,000)				562,000
Domestic Certificates of Deposit - 3.2%
Bank of America Corp.	200,000	0.720	09/14/09	200,000
Bank of America Corp.	34,000	0.400	02/10/10	34,000
Bank of America Corp.	41,000	0.480	03/10/10	41,000
Total Domestic Certificates of Deposit (amortized cost $275,000)				275,000
Domestic Commercial Paper - 3.5%
General Electric Capital Corp.	150,000	0.330	10/20/09	149,933
JPMorgan Chase & Co. (l)	150,000	0.320	09/01/09	150,000
Total Domestic Commercial Paper (amortized cost $299,933)				299,933
Eurodollar Certificates of Deposit - 7.6%
ING Bank N.V.	100,000	1.000	10/14/09	100,000
ING Bank N.V.	200,000	0.730	11/09/09	200,000
National Australia Bank, Ltd.	200,000	0.903	11/09/09	200,001
National Australia Bank, Ltd.	150,000	0.403	02/22/10	150,002
Total Eurodollar Certificates of Deposit (amortized cost $650,003)				650,003
Foreign Commercial Paper - 7.4%
Banco Bilbao Vizcaya Argentaria SA (l)	250,000	1.000	11/16/09	249,473
DnB Nor Bank ASA (l)	75,000	0.990	11/13/09	74,849
DnB Nor Bank ASA (l)	75,000	0.970	11/16/09	74,846
DnB Nor Bank ASA (l)	150,000	0.640	12/03/09	149,752
Westpac Banking Corp. (l)	85,000	0.650	11/13/09	84,888
Total Foreign Commercial Paper (amortized cost $633,808)				633,808

Money Market Fund
7

SSgA
Money Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 3.1%
Federal National Mortgage Assocation (next reset date 10/13/09) (Ê)	200,000	0.400	07/13/10	200,000
Freddie Mac (next reset date 10/10/09) (Ê)	65,000	0.325	08/10/10	65,000
Total United States Government Agencies (amortized cost $265,000)				265,000
Yankee Certificates of Deposit - 41.2%
Banco Bilbao Vizcaya Argentaria SA	100,000	0.295	11/20/09	100,001
Bank of Nova Scotia	75,000	0.600	11/18/09	75,000
Bank of Nova Scotia (next reset date 11/16/09) (Ê)	30,000	0.626	08/16/10	30,000
Barclays Bank PLC (next reset date 09/21/09) (Ê)	200,000	1.123	11/13/09	200,000
Barclays Bank PLC (next reset date 09/18/09) (Ê)	100,000	0.623	02/12/10	100,000
Barclays Bank PLC (next reset date 09/22/09) (Ê)	100,000	0.611	02/22/10	100,000
BNP Paribas SA	200,000	0.490	11/04/09	200,000
BNP Paribas SA	100,000	0.295	12/01/09	100,000
BNP Paribas SA	100,000	0.430	02/12/10	100,000
Calyon NY	100,000	0.450	10/15/09	100,000
Calyon NY	100,000	0.650	11/19/09	100,000
Calyon NY	150,000	0.545	03/01/10	150,000
Deutsche Bank AG	175,000	0.300	10/26/09	175,000
DnB Nor Bank ASA	70,000	0.230	10/28/09	70,000
Lloyds Bank PLC	100,000	0.835	10/05/09	100,000
Lloyds Bank PLC	250,000	0.700	01/19/10	250,000
Rabobank	100,000	0.470	11/05/09	100,000
Rabobank	200,000	0.700	11/12/09	200,000
Royal Bank of Scotland	100,000	0.850	10/23/09	100,000
Royal Bank of Scotland	100,000	0.700	12/21/09	100,000
Royal Bank of Scotland	150,000	0.920	12/28/09	150,000
Societe Generale	100,000	0.300	10/01/09	100,000
Societe Generale	250,000	0.400	12/23/09	250,000
Svenska Handelsbanken AB	200,000	0.600	09/15/09	200,000
Svenska Handelsbanken AB	200,000	0.250	11/27/09	200,000
Toronto Dominion Bank	100,000	0.550	11/16/09	100,000
Toronto Dominion Bank	95,000	0.500	12/18/09	95,000
Total Yankee Certificates of Deposit (amortized cost $3,545,001)				3,545,001
Total Investments - 77.1% (amortized cost $6,630,708)				6,630,708

Money Market Fund
8

SSgA
Money Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 22.9%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $596,828 dated August 31, 2009, at 0.220% to be repurchased at $596,832 on September 1, 2009, collateralized by: $731,874 par various United States Government Agency Mortgage Obligations, valued at $608,765	596,828
Agreement with BNP Paribas SA and The Bank of New York, Inc. (Tri-Party) of 300,000 dated August 31, 2009, at 0.220% to be repurchased at $300,002 on September 1, 2009, collateralized by: $418,552 par various United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $1,000,000 dated August 31, 2009, at 0.220% to be repurchased at $1,000,006 on September 1, 2009, collateralized by: $1,380,713 par various United States Government Agency Mortgage Obligations, valued at $1,020,000	1,000,000
Agreement with Royal Bank of Canada and The Bank of New York, Inc. (Tri-Party) of $70,000 dated August 31, 2009, at 0.530% to be repurchased at $70,001 on September 1, 2009, collateralized by: $83,795 par various Municipal Bonds, valued at $71,677	70,000
Total Repurchase Agreements (identified cost $1,966,828)	1,966,828
Total Investments and Repurchase Agreements - 100.0% (cost $8,597,536) (†)	8,597,536
Other Assets and Liabilities, Net - 0.0%	1,740
Net Assests - 100.0%	8,599,276

See accompanying notes which are an integral part of the financial statements.

Money Market Fund
9

SSgA
Money Market Fund

Presentation of Portfolio Holdings — August 31, 2009

Categories	% of Net Assets
Asset-Backed Commercial Paper	4.6
Corporate Bonds and Notes	6.5
Domestic Certificates of Deposit	3.2
Domestic Commercial Paper	3.5
Eurodollar Certificates of Deposit	7.6
Foreign Commercial Paper	7.4
United States Government Agencies	3.1
Yankee Certificates of Deposit	41.2
Repurchase Agreements	22.9
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Money Market Fund
10

SSgA

US Government Money Market Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,000.00	$1,023.54
Expenses Paid During Period *	$1.66	$1.68

* Expenses are equal to the Fund's expense ratio of 0.33% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

US Government Money Market Fund
11

This page has been intentionally left blank.

SSgA
US Government Money Market Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 63.3%
Fannie Mae Discount Note	107,449	0.290	01/27/10	107,321
Federal Home Loan Bank	36,000	0.350	12/30/09	35,958
Federal Home Loan Bank (next reset date 09/09/09) (Ê)	55,000	0.276	01/08/10	55,000
Federal Home Loan Bank (next reset date 10/30/09) (Ê)	200,000	0.301	10/29/10	200,000
Federal Home Loan Mortgage Corp.	44,400	0.100	09/09/09	44,399
Federal Home Loan Mortgage Corp.	400,000	0.100	09/09/09	399,991
Federal Home Loan Mortgage Corp.	353,111	0.100	09/11/09	353,101
Federal Home Loan Mortgage Corp. (Ê)	50,000	0.243	09/18/09	50,002
Federal Home Loan Mortgage Corp.	38,000	0.350	12/28/09	37,957
Federal Home Loan Mortgage Corp.	46,000	0.350	12/28/09	45,947
Federal Home Loan Mortgage Corp.	100,000	0.360	12/29/09	99,881
Federal Home Loan Mortgage Corp.	82,000	0.380	12/31/09	81,898
Federal Home Loan Mortgage Corp.	125,000	0.340	01/06/10	124,850
Federal Home Loan Mortgage Corp. (next reset date 09/01/09) (Ê)	150,000	0.590	01/08/10	150,000
Federal Home Loan Mortgage Corp.	150,000	0.310	01/20/10	149,816
Federal Home Loan Mortgage Corp.	105,296	0.290	01/25/10	105,172
Federal Home Loan Mortgage Corp.	24,700	0.380	02/04/10	24,659
Federal Home Loan Mortgage Corp.	75,000	0.390	02/10/10	74,868
Federal Home Loan Mortgage Corp. (next reset date 10/10/09) (Ê)	50,000	0.325	08/10/10	50,000
Federal National Mortgage Association Discount Note	45,000	0.380	12/21/09	44,947
Federal National Mortgage Association Discount Note	102,000	0.380	12/28/09	101,874
Federal National Mortgage Association Discount Note	49,750	0.380	12/29/09	49,688
Federal National Mortgage Association Discount Note	66,000	0.395	12/31/09	65,912
Federal National Mortgage Association Discount Note	100,000	0.400	02/16/10	99,813
Federal National Mortgage Association Discount Note	125,000	0.390	02/22/10	124,764
Federal National Mortgage Association Discount Note (next reset date 10/13/09) (Ê)	50,000	0.400	07/13/10	50,000
Total United States Government Agencies (amortized cost 2,727,818)				2,727,818
Total Investments - 63.3% (amortized cost 2,727,818 )				2,727,818

US Government Money Market Fund
13

SSgA
US Government Money Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 36.7%
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $500,000 dated August 31, 2009, at 0.210% to be repurchased at $500,003 on September 1, 2009, collateralized by: $500,118 par United States Government Agency Obligations, valued at $510,001	500,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $681,616 dated August 31, 2009, at 0.210% to be repurchased at $681,620 on September 1, 2009, collateralized by: $696,084 par various United States Government Agency Obligations, valued at $695,249	681,616
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated August 31, 2009, at 0.210% to be repurchased at $200,003 on September 1, 2009, collateralized by: $196,579 par United States Government Agency Obligations, valued at $204,004	200,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated August 31, 2009, at 0.210% to be repurchased at $200,003 on September 1, 2009, collateralized by: $196,350 par United States Government Agency Obligations, valued at $204,003	200,000
Total Repurchase Agreements (identified cost $1,581,616)	1,581,616
Total Investments and Repurchase Agreements - 100.0% (cost $4,309,434) (†)	4,309,434
Other Assets and Liabilities, Net - (0.0%)	(737)
Net Assets - 100.0%	4,308,697

Presentation of Portfolio Holdings — August 31, 2009

Categories	% of Net Assets
United States Government Agencies	63.3
Repurchase Agreements	36.7
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund
14

SSgA

Tax Free Money Market Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,001.20	$1,022.28
Expenses Paid During Period *	$2.93	$2.96

* Expenses are equal to the Fund's expense ratio of 0.58% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tax Free Money Market Fund
15

This page has been intentionally left blank.

SSgA
Tax Free Money Market Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)
	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 96.9%
Arizona - 7.7%
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	0.240	11/01/42	5,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	0.400	12/01/22	2,400
				7,400
California - 6.2%
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	5,970	0.550	07/01/21	5,970
Colorado - 8.2%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	2,000	0.500	11/01/23	2,000
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,495	0.300	11/01/21	1,495
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	0.300	10/01/30	725
Southern Ute Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	0.150	11/01/31	3,700
				7,920
Florida - 2.5%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	0.240	01/01/16	2,410
Georgia - 1.2%
Cobb County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,190	0.480	02/01/19	1,190
Idaho - 3.6%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	0.550	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,000	0.550	07/01/33	2,000
				3,500
Illinois - 7.7%
City of Chicago Illinois O'Hare International Airport Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.370	01/01/35	2,000
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	1.400	04/01/41	3,150
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	0.320	08/01/15	2,300
				7,450
Maryland - 4.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	0.300	04/01/35	4,000
Michigan - 6.1%
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	0.320	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	1.000	06/01/30	2,000
Michigan State University Revenue Bonds, weekly demand (Ê)	2,900	0.190	08/15/30	2,900
				5,895
Minnesota - 4.1%
City of Minneapolis Minnesota General Obligation Unlimited, weekly demand (Ê)	4,000	0.280	12/01/18	4,000

Tax Free Money Market Fund
17

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
New Jersey - 2.7%
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,565	0.220	04/01/13	2,565
New York - 5.3%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	0.950	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,020	0.170	08/01/20	1,020
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	0.170	11/01/22	2,000
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	60	0.180	11/15/22	60
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	1,030	0.350	01/01/19	1,030
				5,110
North Carolina - 3.9%
County of Wake North Carolina General Obligation Unlimited, weekly demand (Ê)	1,800	0.300	03/01/26	1,800
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	2,000	0.150	05/01/21	2,000
				3,800
Ohio - 1.5%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,400	0.150	12/01/26	1,400
Oregon - 10.4%
Oregon State Department of Administrative Services Revenue Bonds (µ)	10,000	5.000	09/01/09	10,000
Pennsylvania - 2.2%
Chester County Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	0.480	10/01/30	1,000
Northampton County General Purpose Authority Revenue Bonds, weekly demand (Ê)	1,100	0.220	10/15/19	1,100
				2,100
Tennessee - 4.0%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	0.300	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	0.440	01/01/30	3,095
				3,845
Texas - 1.4%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	0.270	12/01/14	1,400
Utah - 1.8%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	0.600	08/01/31	1,750
Virginia - 9.2%
Clarke County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,725	0.400	01/01/30	3,725
Fairfax County Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,500	0.240	12/01/33	3,500
Fairfax County Redevelopment & Housing Authority Revenue Notes	200	4.000	10/01/09	200
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	0.340	06/15/26	1,500
				8,925

Tax Free Money Market Fund
18

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2009

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Wisconsin - 3.1%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	0.360	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (amortized cost $93,630)				93,630
Other Short-Term Investments - 2.8% AIM Tax Free Cash Reserve Money Market Fund	2,684,000			2,684
Total Other Short-Term Investments (cost $2,684)				2,684
Total Investments - 99.7% (amortized cost $96,314)				96,314
Other Assets and Liabilities, Net - 0.3%				249
Net Assets - 100%				96,563

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund
19

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2009

Quality Ratings as a % of Value

AAA	95%
AA	5
100%

Economic Sector Emphasis as a % of Value

Housing Revenue	22%
General Obligation	16
Public Agency	15
Healthcare Revenue	11
Other Revenue	9
Utility Revenue	8
Education Revenue	7
Transportation Revenue	4
Water and Sewer	2
Industrial Revenue/Pollution Control Revenue	2
Electricity & Power Revenue	2
Airport Revenue	2
100%

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund
20

SSgA
Tax Free Money Market Fund

Presentation of Portfolio Holdings — August 31, 2009

Categories	% of Net Assets
Arizona	7.7
California	6.2
Colorado	8.2
Florida	2.5
Georgia	1.2
Idaho	3.6
Illinois	7.7
Maryland	4.1
Michigan	6.1
Minnesota	4.1
New Jersey	2.7
New York	5.3
North Carolina	3.9
Ohio	1.5
Oregon	10.4
Pennsylvania	2.2
Tennessee	4.0
Texas	1.4
Utah	1.8
Virginia	9.2
Wisconsin	3.1
Other Short-Term Investments	2.8
Total Investments	99.7
Other Assets and Liabilities, Net	0.3
100.0

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund
21

SSgA
Money Market Funds

Notes to Schedules of Investments — August 31, 2009

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

(ß)  Illiquid security.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedules of Investments
22

SSgA
Money Market Funds

Statements of Assets and Liabilities — August 31, 2009

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$6,630,708	$2,727,818	$96,314
Investments at amortized cost which approximates value	6,630,708	2,727,818	96,314
Repurchase agreements at cost which approximates value	1,966,828	1,581,616	—
Receivables:
Interest	5,130	270	310
Fund shares sold	116	130	—
Prepaid expenses	302	69	15
Total assets	8,603,084	4,309,903	96,639
Liabilities
Payables:
Fund shares redeemed	116	130	—
Accrued fees to affiliates	2,918	939	48
Other accrued expenses	169	137	28
Dividends	605	—	—
Total liabilities	3,808	1,206	76
Net Assets	$8,599,276	$4,308,697	$96,563
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8	$115	$107
Accumulated net realized gain (loss)	(113)	(34)	(179)
Shares of beneficial interest	8,599	4,309	97
Additional paid-in capital	8,590,782	4,304,307	96,538
Net Assets	$8,599,276	$4,308,697	$96,563
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$8,599,276,244	$4,308,696,785	$96,562,995
Shares outstanding ($.001 par value)	8,599,385,349	4,308,671,359	96,554,844

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
23

SSgA
Money Market Funds

Statements of Operations — For the Period Ended August 31, 2009

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Dividends	$—	$—	$485
Interest	108,914	23,388	4,398
Total investment income	108,914	23,388	4,883
Expenses
Advisory fees	22,501	9,328	644
Administrative fees	2,755	1,142	109
Custodian fees	1,061	463	50
Distribution fees	1,938	673	74
Transfer agent fees	87	51	35
Professional fees	113	59	33
Registration fees	101	150	31
Shareholder servicing fees	5,298	1,931	196
Trustees' fees	251	105	19
Insurance fees	153	45	5
Printing fees	209	25	10
Miscellaneous	57	34	26
US Treasury Guarantee Program fees	2,723	—	181
Expenses before reductions	37,247	14,006	1,413
Expense reductions	—	(1,092)	(46)
Net expenses	37,247	12,914	1,367
Net investment income (loss)	71,667	10,474	3,516
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(113)	—	(43)
Net Increase (Decrease) in Net Assets from Operations	$71,554	$10,474	$3,473

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
24

SSgA
Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	2009	2008	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,667	$268,655	$10,474	$70,905	$3,516	$13,610
Net realized gain (loss)	(113)	1,505	—	—	(43)	(2)
Net increase (decrease) in net assets from operations	71,554	270,160	10,474	70,905	3,473	13,608
Distributions
From net investment income	(71,667)	(268,655)	(10,474)	(70,905)	(3,516)	(13,610)
From net realized gain	(1,453)	—	—	—	—	—
Net decrease in net assets from distributions	(73,120)	(268,655)	(10,474)	(70,905)	(3,516)	(13,610)
Share Transactions
Net increase (decrease) in net assets from share transactions	1,192,850	(368,115)	2,160,202	540,617	(245,713)	(120,945)
Total Net Increase (Decrease) in Net Assets	1,191,284	(366,610)	2,160,202	540,617	(245,756)	(120,947)
Net Assets
Beginning of period	7,407,992	7,774,602	2,148,495	1,607,878	342,319	463,266
End of period	$8,599,276	$7,407,992	$4,308,697	$2,148,495	$96,563	$342,319
Undistributed (overdistributed) net investment income included in net assets	$8	$8	$115	$114	$107	$107

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
25

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
August 31, 2009	1.0000	.0080	.0006		.0086	(.0084)	(.0002)	(.0086)
August 31, 2008	1.0000	.0339	.0004		.0343	(.0343)	—	(.0343)
August 31, 2007	1.0000	.0497	—		.0497	(.0497)	—	(.0497)
August 31, 2006	1.0000	.0418	—	(b)	.0418	(.0418)	—	(.0418)
August 31, 2005	1.0000	.0218	—		.0218	(.0218)	—	(.0218)
US Government Money Market Fund
August 31, 2009	1.0000	.0028	.0012		.0040	(.0040)	—	(.0040)
August 31, 2008	1.0000	.0308	—		.0308	(.0308)	—	(.0308)
August 31, 2007	1.0000	.0489	—		.0489	(.0489)	—	(.0489)
August 31, 2006	1.0000	.0412	—	(b)	.0412	(.0412)	—	(.0412)
August 31, 2005	1.0000	.0214	—		.0214	(.0214)	—	(.0214)
Tax Free Money Market Fund
August 31, 2009	1.0000	.0137	(.0036)		.0101	(.0101)	—	(.0101)
August 31, 2008	1.0000	.0250	(.0017)		.0233	(.0233)	—	(.0233)
August 31, 2007	1.0000	.0310	—	(b)	.0310	(.0310)	—	(.0310)
August 31, 2006	1.0000	.0262	—	(b)	.0262	(.0262)	—	(.0262)
August 31, 2005	1.0000	.0146	—		.0146	(.0146)	—	(.0146)

(a)  Per share data are based on average shares outstanding.
(b)  Less than $.0001 per share.
(c)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005%.
(d)  Includes expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to Financial Statements detail the fees incurred for participation in this program. Without the US Treasury Guarantee Program fees, expenses would have been lower.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
26

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(c)
Money Market Fund
August 31, 2009	1.0000	.86	8,599,276	.41	(d)	.41	.80
August 31, 2008	1.0000	3.48	7,407,992	.39		.39	3.39
August 31, 2007	1.0000	5.08	7,774,602	.40		.42	4.97
August 31, 2006	1.0000	4.26	7,801,242	.40		.43	4.19
August 31, 2005	1.0000	2.20	7,575,574	.40		.42	2.14
US Government Money Market Fund
August 31, 2009	1.0000	.40	4,308,697	.35		.38	.28
August 31, 2008	1.0000	3.12	2,148,495	.37		.37	3.04
August 31, 2007	1.0000	5.00	1,607,878	.42		.42	4.89
August 31, 2006	1.0000	4.19	1,216,443	.42		.42	4.05
August 31, 2005	1.0000	2.16	1,745,592	.42		.42	2.22
Tax Free Money Market Fund
August 31, 2009	1.0000	1.01	96,563	.53	(d)	.55	1.36
August 31, 2008	1.0000	2.35	342,319	.46		.46	2.49
August 31, 2007	1.0000	3.14	463,266	.52		.53	3.09
August 31, 2006	1.0000	2.65	522,007	.53		.53	2.65
August 31, 2005	1.0000	1.47	453,917	.54		.54	1.50

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
27

SSgA

Money Market Funds

Notes to Financial Statements — August 31, 2009

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of August 31, 2009. These financial statements report on three funds: the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No.157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended August 31, 2009, were level two for all Funds.

Notes to Financial Statements
28

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2009, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, as follows:

	Expiration Year
Funds	08/31/2011	08/31/2012	08/31/2013	08/31/2014	08/31/2015	08/31/2017	Total
Money Market	$—	$—	$—	$—	$—	$113,337	$113,337
US Government Money Market	5,172	16,922	8,920	2,635	—	—	33,649
Tax Free Money Market	—	—	—	22,299	41,331	115,383	179,013

For the period ended August 31, 2009, the Funds' components of distributable earnings and tax composition of distributions for federal income tax purposes were as follows:

	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Undistributed Ordinary Income	$612,830	$115,495	$106,523
Capital Loss Carryforward	$(113,337)	$(33,649)	$(179,013)
Tax Composition of Distributions
Ordinary Income	$73,120,647	$10,474,387	$3,515,856

The Funds are subject to the provisions of FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at August 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended August 31, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate

Notes to Financial Statements
29

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

primarily to non-deductible deferred compensation and capital loss carryforwards. For the year ended August 31, 2009, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.40% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). There were no waivers or reimbursements for the year ended August 31, 2009. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to Financial Statements details the fees incurred for the participation in this program.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Advisor may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended August 31, 2009, the Advisor voluntarily waived $1,091,949 on the US Government Money Market Fund and $43,643 on the Tax Free Money Market Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Notes to Financial Statements
30

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of August 31, 2009, $33,313 represents the investments of other SSgA Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the year ended August 31, 2009, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Money Market	$336
US Government Money Market	169
Tax Free Money Market	2,029

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and Wealth Management Systems (collectively, the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 2009, each Fund paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	Wealth Management Systems
Money Market	$2,250,072	$1,484,809	$1,815	$136,295	$553,589
US Government Money Market	932,753	—	—	528,261	456,840
Tax Free Money Market	64,438	—	569	25,090	105,933

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets

Notes to Financial Statements
31

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2009.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2009 were as follows:

	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Advisory fees	$1,794,583	$427,123	$3,216
Administration fees	228,538	135,048	7,069
Custodian fees	104,938	35,397	3,986
Distribution fees	317,894	125,448	9,941
Shareholder servicing fees	421,305	190,371	15,226
Transfer agent fees	14,465	8,205	6,271
Trustees' fees	36,157	17,304	2,736
	$2,917,880	$938,896	$48,445

Beneficial Interest

As of August 31, 2009, the following table includes shareholders (one of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Money Market	2	22.2
US Government Money Market	1	10.6
Tax Free Money Market	2	53.4

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Fiscal Years Ended August 31,
	2009	2008
Money Market Fund
Proceeds from shares sold	$103,332,180	$98,742,655
Proceeds from reinvestment of distributions	51,128	202,673
Payments for shares redeemed	(102,190,458)	(99,313,443)
Total net increase (decrease)	$1,192,850	$(368,115)
US Government Money Market Fund
Proceeds from shares sold	$49,009,743	$33,261,357
Proceeds from reinvestment of distributions	7,539	27,569
Payments for shares redeemed	(46,857,080)	(32,748,309)
Total net increase (decrease)	$2,160,202	$540,617

Notes to Financial Statements
32

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

	(amounts in thousands) For the Fiscal Years Ended August 31,
	2009	2008
Tax Free Money Market Fund
Proceeds from shares sold	$3,782,355	$8,330,733
Proceeds from reinvestment of distributions	2,682	5,376
Payments for shares redeemed	(4,030,750)	(8,457,054)
Total net increase (decrease)	$(245,713)	$(120,945)

5.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $33 received from the Interfund Lending Program for the year ended August 31, 2009.

6.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of August 31, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

7.  Temporary Guarantee Program

The U.S. Department of Treasury has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. Any increase in the number of shares an investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. SSgA Money Market Fund and SSgA Tax Free Money Market Fund (collectively, the "Participating SSgA Money Market Funds") have elected to participate in the Program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the Fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which as of August 31, 2009, were approximately $50 billion. The Participating Money Market Funds were responsible for payment of fees required to participate in the Program and are responsible for the additional fees required to participate in the

Notes to Financial Statements
33

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

extended term of the Program. For the year ended August 31, 2009, the SSgA Money Market and SSgA Tax Free Money Market Funds paid the U.S. Department of Treasury $2,723,106 and $180,764, respectively, to participate in the Program.

The Program was initially due to expire December 18, 2008 but was extended by the U.S. Department of Treasury until September 18, 2009. The Participating SSgA Money Market Funds made payment to the U.S. Department of Treasury on April 13, 2009 to participate in this extension. As of September 18, 2009, the Program expired and was not extended.

8.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

9.  Subsequent Events

Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the financial statements.

Notes to Financial Statements
34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2009, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2009

Report of Independent Registered Public Accounting Firm
35

SSgA
Money Market Funds

Tax Information — August 31, 2009 (Unaudited)

Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended August 31, 2009, 100% were exempt interest dividends which are tax exempt for purposes of regular income tax, and for purposes of the federal alternative minimum tax.

For the tax year ended August 31, 2009, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified interest income taxed at individual ordinary income rates.

The form 1099 mailed to you in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009.

Please consult a tax advisor for any questions about federal or state income tax laws.

Tax Information
36

SSgA
Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of those trustees who are not "interested persons" of the fund (commonly referred to as, the "Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the "Board") of the SSgA Funds (the "Trust"), including a majority of the Independent Trustees of the Trust, met on March 23, 2009 and on April 6 and 7, 2009 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a "Fund" and collectively, the "Funds"), continuation of the investment advisory agreement (the "Advisory Agreement") with SSgA Funds Management, Inc. (the "Advisor"). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•  A report prepared by an independent provider of investment company data, which includes for each Fund:

o  Comparisons of the Fund's performance over the past one-, three-, five- and ten-year periods ended December 31, 2008, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

o  Comparisons of the Fund's expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

o  A chart showing the Fund's historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

o  Comparisons of the Fund's contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•  Comparative information concerning fees charged by the Advisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•  Profitability analyses for the Advisor and its affiliates with respect to each Fund.

Information about Portfolio Management

•  Descriptions of the investment management services provided by the Advisor, including their investment strategies and processes;

•  Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through "soft dollar" benefits received in connection with the Funds' brokerage; and

•  Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Basis for Approval of Advisory Contracts
37

SSgA
Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

Information about the Advisor

•  Reports detailing the financial results and condition of the Advisor and its affiliates;

•  Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•  A copy of the Code of Ethics adopted by the Advisor, together with information relating to compliance with and the administration of such Code;

•  A copy of the Advisor's proxy voting policies and procedures;

•  Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor's record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•  A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•  Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds' relationship with these service providers; and

•  Copies of the Advisory Agreement and agreements with other service providers of the Funds.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund's investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 7, 2009 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor.

Basis for Approval of Advisory Contracts
38

SSgA
Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board considered the Advisor's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that operate as money market mutual funds, the Board considered the Advisor's success in maintaining the constant dollar value of each Fund through extraordinary market conditions, including the Advisor's success in avoiding the purchase of instruments that subsequently became impaired as to their value. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund's securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund's investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2008.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its peer group funds, or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund's management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients.

Basis for Approval of Advisory Contracts
39

SSgA
Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board concluded that the profitability of the Advisor and its affiliates with respect to each Fund is reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates have realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Basis for Approval of Advisory Contracts
40

SSgA
Money Market Funds

Shareholder Requests for Additional Information — August 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
41

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
42

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
43

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
44

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
45

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Fund Management and Service Providers
46

MMAR-08/09 (52537)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Annual Report

August 31, 2009

SSgA Funds

Institutional Money Market Funds

Annual Report

August 31, 2009

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2009 Annual Report for the SSgA Money Market Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

From last fall to August 31, 2009, the short term markets have experienced unprecedented stress on the core principles of money market funds. The twelve months ended August 31, 2009 have included the decline of the Asset Backed Commercial Paper markets through dissolution of the Structured Investment Vehicles (SIVs), the downfall of monoline insurers and Auction Rate Securities, the significant changes in the banking and investment banking industries which included massive mergers and defaults, and the collapse and announcement of support for major money market funds. These events spawned multiple programs from the Federal Reserve and the U.S. Treasury to support the financial markets and money market funds in particular. SSgA participated in a number of industry discussions aimed at finding solutions to help alleviate the liquidity issues impacting the Money Market Fund Industry. In addition, the SSgA Funds announced participation in the U.S. Treasury Temporary Guarantee Program for certain Money Market Funds in an effort to reassure our investors.

Throughout these events, SSgA Money Market Funds have remained focused on providing stability, liquidity and competitive yields through all market environments and mitigating exposure risks by investing in high quality issuers and counterparties. As one of the largest cash managers in the world*, State Street Global Advisors (SSgA), which includes SSgA Funds Management, its registered adviser, has a long-standing commitment to professional cash management and rigorous, independent credit analysis. With a worldwide team of 55 cash investment managers and a dedicated 13-member short-term credit research team, SSgA has committed the resources and will continue to adhere to a disciplined investment process.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

* Pensions & Investments, May 18, 2009

President's Letter
3

This page has been intentionally left blank.

SSgA

US Treasury Money Market Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,000.00	$1,024.20
Expenses Paid During Period *	$1.01	$1.02

* Expenses are equal to the Fund's expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund
5

This page has been intentionally left blank.

SSgA

US Treasury Money Market Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 86.2%
United States Treasury Bills	500,000	0.225	09/03/09	499,994
United States Treasury Bills	325,000	0.210	09/17/09	324,970
United States Treasury Bills	300,000	0.180	09/24/09	299,966
United States Treasury Bills	300,000	0.215	10/01/09	299,946
United States Treasury Bills	305,000	0.225	10/08/09	304,929
United States Treasury Bills	500,000	0.205	10/22/09	499,855
United States Treasury Bills	375,000	0.220	10/22/09	374,883
United States Treasury Bills	300,000	0.190	10/29/09	299,908
United States Treasury Bills	400,000	0.175	11/19/09	399,846
United States Treasury Bills	250,000	0.210	11/19/09	249,885
Total United States Treasury (amortized cost $3,554,182)				3,554,182
Total Investments - 86.2% (amortized cost $3,554,182)				3,554,182
Repurchase Agreements - 13.8%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $167,033 dated August 31, 2009 at 0.210% to be repurchased at $167,034 on September 1, 2009, collateralized by: $170,380 par United States Treasury Obligations, valued at $170,374				167,033
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated August 31, 2009 at 0.200% to be repurchased at $200,002 on September 1, 2009, collateralized by: $232,005 par United States Treasury Obligations, valued at $204,002				200,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated August 31, 2009 at 0.200% to be repurchased at $200,002 on September 1, 2009, collateralized by: $204,025 par United States Treasury Obligations, valued at $204,001				200,000
Total Repurchase Agreements (identified cost $567,033)				567,033
Total Investments and Repurchase Agreements - 100.0% (cost $4,121,215)(†)				4,121,215
Other Assets and Liabilities, Net - (0.0%)				(807)
Net Assets - 100.0%				4,120,408

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund
7

SSgA
US Treasury Money Market Fund

Presentation of Portfolio Holdings — August 31, 2009

Categories	% of Net Assets
United States Treasury	86.2
Repurchase Agreements	13.8
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund
8

SSgA

Prime Money Market Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,002.00	$1,024.05
Expenses Paid During Period *	$1.16	$1.17

* Expenses are equal to the Fund's expense ratio of 0.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 0.20%, as contractually agreed to by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 6 in the Notes to the Financial Statements detail the fees incurred for participation in this program.

Prime Money Market Fund
9

This page has been intentionally left blank.

SSgA

Prime Money Market Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 8.3%
Aspen Funding Corp. (l)	75,000	0.410	09/02/09	74,999
Aspen Funding Corp. (l)	125,000	0.380	09/22/09	124,972
Aspen Funding Corp. (l)	100,000	0.380	09/25/09	99,975
Gemini Securities Corp. (l)	50,000	0.370	09/22/09	49,989
Gemini Securities Corp. (l)	75,000	0.350	10/01/09	74,978
Newport Funding Corp. (l)	75,000	0.380	09/22/09	74,983
Nieuw Amsterdam Receivable Corp. (l)	100,000	0.440	09/23/09	99,973
Solitaire Funding LLC (l)	250,000	0.550	09/14/09	249,950
Solitaire Funding LLC (l)	120,000	0.320	10/20/09	119,948
Solitaire Funding LLC (l)	130,000	0.320	10/22/09	129,941
Solitaire Funding LLC (l)	241,000	0.420	10/27/09	240,843
Straight-A Funding. LLC (l)	190259	0.320	10/21/09	190,175
Total Asset-Backed Commercial Paper (amortized cost $1,530,726)				1,530,726
Corporate Bonds and Notes - 3.5%
Commonwealth Bank of Australia (next reset date 10/27/09) (Ê)(l)	49,000	0.491	09/27/10	49,000
General Electric Capital Corp. (Ê)	225,000	0.318	09/24/09	225,000
Procter & Gamble International Funding SCA (Ê)	121,000	0.663	09/09/09	121,001
Procter & Gamble International Funding SCA (next reset date 11/07/09) (Ê)	30,000	0.478	05/07/10	30,000
Rabobank Nederland NV (next reset date 11/16/09) (Ê)(l)	107,000	0.440	09/16/10	107,000
Royal Bank of Scotland (next reset date 09/15/09) (Ê)(l)	58,000	1.029	10/09/09	58,000
Westpac Banking Corp. (next reset date 10/28/09) (Ê)(l)	55,000	0.479	09/27/10	55,000
Total Corporate Bonds and Notes (amortized cost $645,001)				645,001
Domestic Certificates of Deposit - 4.2%
Bank of America Corp.	200,000	0.720	09/14/09	200,000
Bank of America Corp.	200,000	0.660	12/01/09	200,000
Bank of America Corp.	75,000	0.650	01/14/10	75,000
Bank of America Corp.	200,000	0.500	01/25/10	200,000
Bank of America Corp.	46,000	0.400	02/10/10	46,000
Bank of America Corp.	54,000	0.480	03/10/10	54,000
Total Domestic Certificates of Deposit (amortized cost $775,000)				775,000
Domestic Commercial Paper - 5.3%
General Electric Capital Corp.	200,000	0.290	11/09/09	199,889
General Electric Capital Corp.	215,000	0.350	09/22/09	214,956
General Electric Capital Corp.	215,000	0.350	09/24/09	214,952
JPMorgan Chase & Co. (l)	350,000	0.320	09/01/09	350,000
Total Domestic Commercial Paper (amortized cost $979,797)				979,797
Eurodollar Certificates of Deposit - 6.0%
ING Bank N.V.	250,000	1.000	10/14/09	250,000
ING Bank N.V.	300,000	0.730	11/09/09	300,000
ING Bank N.V.	150,000	0.830	01/15/10	150,000

Prime Money Market Fund
11

SSgA

Prime Money Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
National Australia Bank, Ltd.	100,000	0.903	11/09/09	100,000
National Australia Bank, Ltd.	150,000	0.510	12/29/09	150,002
National Australia Bank, Ltd.	150,000	0.403	02/22/10	150,002
Total Eurodollar Certificates of Deposit (amortized cost $1,100,004)				1,100,004
Foreign Commercial Paper - 5.7%
Banco Bilbao Vizcaya (l)	300,000	1.000	11/16/09	299,367
Banco Bilbao Vizcaya (l)	150,000	0.630	12/16/09	149,722
CBA Del Finance, Inc.	70,000	0.500	12/14/09	69,899
DnB Nor Bank ASA (l)	75,000	0.990	11/13/09	74,849
DnB Nor Bank ASA (l)	75,000	0.970	11/16/09	74,846
DnB Nor Bank ASA (l)	250,000	0.640	12/03/09	249,587
Svenska Handelsbanken AB	25,000	0.340	10/13/09	24,990
Westpac Banking Corp. (l)	100,000	0.650	11/13/09	99,868
Total Foreign Commercial Paper (amortized cost $1,043,128)				1,043,128
United States Government Agencies - 2.0%
Federal National Mortgage Association (next reset date 10/13/09) (Ê)	250,000	0.400	07/13/10	250,000
Freddie Mac (next reset date 10/10/09) (Ê)	115,000	0.325	08/10/10	115,000
Total United States Government Agencies (amortized cost $365,000)				365,000
Yankee Certificates of Deposit - 41.4%
Banco Bilbao Vizcaya Argentaria SA	300,000	0.295	11/20/09	300,003
Bank of Nova Scotia	250,000	0.580	11/18/09	250,000
Bank of Nova Scotia	350,000	0.520	12/23/09	350,000
Bank of Nova Scotia (next reset date 11/16/09) (Ê)	45,000	0.626	08/16/10	45,000
Barclays Bank PLC (next reset date 09/21/09) (Ê)	350,000	1.123	11/13/09	350,000
Barclays Bank PLC (next reset date 09/21/09) (Ê)	250,000	0.659	01/19/10	250,000
Barclays Bank PLC (next reset date 09/18/09) (Ê)	150,000	0.623	02/12/10	150,000
BNP Paribas	400,000	0.320	10/27/09	400,000
BNP Paribas	250,000	0.490	11/04/09	250,000
BNP Paribas	125,000	0.560	12/15/09	125,000
Calyon NY	200,000	0.450	10/15/09	200,000
Calyon NY	100,000	0.450	11/02/09	100,000
Calyon NY	150,000	0.650	11/19/09	150,000
Calyon NY	200,000	0.545	03/01/10	200,000
Deutsche Bank AG	200,000	0.300	10/26/09	200,000
Deutsche Bank AG	150,000	0.300	11/09/09	150,000
DnB Nor Bank ASA	145,000	0.230	10/28/09	145,000
Lloyds Bank PLC	100,000	0.835	10/05/09	100,000
Lloyds Bank PLC	400,000	0.740	01/12/10	400,000
Lloyds Bank PLC	200,000	0.700	01/19/10	200,000
National Australia Bank, Ltd.	400,000	0.240	11/17/09	400,000
Rabobank Nederland NY	300,000	0.700	11/12/09	300,000
Royal Bank of Scotland PLC	200,000	0.850	10/23/09	200,000
Royal Bank of Scotland PLC	300,000	0.700	12/21/09	300,000
Royal Bank of Scotland PLC	200,000	0.920	12/28/09	200,000
Societe Generale	100,000	0.310	09/09/09	100,000

Prime Money Market Fund
12

SSgA

Prime Money Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Societe Generale	550,000	0.370	10/01/09	550,000
Societe Generale	100,000	0.400	02/26/10	100,000
Svenska Handelsbanken AB	200,000	0.600	09/15/09	200,000
Svenska Handelsbanken AB	75,000	0.320	10/09/09	75,000
Svenska Handelsbanken AB	100,000	0.420	10/26/09	100,000
Svenska Handelsbanken AB	90,000	0.420	11/02/09	90,000
Svenska Handelsbanken AB	250,000	0.805	11/12/09	250,003
Toronto Dominion Bank	100,000	0.550	11/16/09	100,000
Toronto Dominion Bank	230,000	0.500	12/07/09	230,000
Toronto Dominion Bank	115,000	0.500	12/18/09	115,000
Total Yankee Certificates of Deposit (amortized cost $7,625,006)				7,625,006
Total Investments - 76.4% (amortized cost $14,063,662)				14,063,662
Repurchase Agreements - 23.6%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $567,196 dated August 31, 2009, at 0.220% to be repurchased at $567,199 on September 1, 2009, collateralized by: $693,223 par various United States Government Agency Mortgage Obligations, valued at $578,540				567,196
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $1,500,000 dated August 31, 2009, at 0.220% to be repurchased at $1,500,009 on September 1, 2009, collateralized by: $2,876,334 par various United States Government Agency Mortgage Obligations, valued at $1,530,000				1,500,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $700,000 dated August 31, 2009, at 0.220% to be repurchased at $700,004 on September 1, 2009, collateralized by: $929,923 par various United States Government Agency Mortgage Obligations, valued at $714,000				700,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $1,500,000 dated August 31, 2009, at 0.220% to be repurchased at $1,500,009 on September 1, 2009, collateralized by: $1,856,437 par various United States Government Agency Mortgage Obligations, valued at $1,530,000				1,500,000
Agreement with Royal Bank of Canada and The Bank of New York, Inc. (Tri-Party) of $70,000 dated August 31, 2009, at 0.530% to be repurchased at $70,001 on September 1, 2009, collateralized by: $77,618 par various Municipal Bonds, valued at $71,400				70,000
Total Repurchase Agreements (identified cost $4,337,196)				4,337,196
Total Investments and Repurchase Agreements - 100.0% (cost $18,400,858) (†)				18,400,858
Other Assets and Liabilities, Net - 0.0%				3,283
Net Assets - 100.0%				18,404,141

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
13

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — August 31, 2009

Categories	% of Net Assets
Asset-Backed Commercial Paper	8.3
Corporate Bonds and Notes	3.5
Domestic Certificates of Deposit	4.2
Domestic Commercial Paper	5.3
Eurodollar Certificates of Deposit	6.0
Foreign Commercial Paper	5.7
United States Government Agencies	2.0
Yankee Certificates of Deposit	41.4
Repurchase Agreements	23.6
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
14

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — August 31, 2009

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(ß)  Illiquid security.

(l)  Restricted Security (144A). Security may have contractual restriction on resale, may have been been offered in a private placement transaction, and may not be registered under the Securities Act 1933.

Notes to Schedules of Investments
15

SSgA
Institutional Money Market Funds

Statements of Assets and Liabilities — August 31, 2009

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$3,554,182	$14,063,662
Investments at amortized cost which approximates value	3,554,182	14,063,662
Repurchase agreements at cost which approximates value	567,033	4,337,196
Receivables:
Interest	4	9,569
Fund shares sold	—	3
From Advisor	—	51
Prepaid expenses	83	468
Total assets	4,121,302	18,410,949
Liabilities
Payables:
Fund shares redeemed	—	3
Accrued fees to affiliates	863	3,223
Other accrued expenses	30	243
Dividends	1	3,339
Total liabilities	894	6,808
Net Assets	$4,120,408	$18,404,141
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$83
Accumulated net realized gain (loss)	3	494
Shares of beneficial interest	4,120	18,404
Additional paid-in capital	4,116,221	18,385,160
Net Assets	$4,120,408	$18,404,141
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$4,120,408,492	$18,404,141,024
Shares outstanding ($.001 par value)	4,120,403,952	18,403,626,295

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
16

SSgA
Institutional Money Market Funds

Statements of Operations — For the Period Ended August 31, 2009

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$16,224	$170,689
Expenses
Advisory fees	8,967	21,803
Administrative fees	1,830	4,449
Custodian fees	691	1,673
Distribution fees	1,486	3,379
Transfer agent fees	48	72
Professional fees	91	128
Registration fees	51	254
Shareholder servicing fees	1,503	3,933
Trustees' fees	175	389
Insurance fees	76	249
Printing fees	5	—
Miscellaneous	41	77
US Treasury Guarantee Program fees	—	4,591
Expenses before reductions	14,964	40,997
Expense reductions	(5,258)	(7,335)
Net expenses	9,706	33,662
Net investment income (loss)	6,518	137,027
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	4	494
Net Increase (Decrease) in Net Assets from Operations	$6,522	$137,521

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
17

SSgA
Institutional Money Market Funds

Statements of Changes In Net Assets — For the Periods Ended August 31,

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,518	$84,767	$137,027	$579,055
Net realized gain (loss)	4	355	494	411
Net increase (decrease) in net assets from operations	6,522	85,122	137,521	579,466
Distributions
From net investment income	(6,514)	(84,771)	(137,023)	(579,059)
From net realized gain	(352)	—	(410)	—
Net increase (decrease) in net assets from distributions	(6,866)	(84,771)	(137,433)	(579,059)
Share Transactions
Net increase (decrease) in net assets from share transactions	(648,320)	2,407,758	3,686,201	241,007
Total Net Increase (Decrease) in Net Assets	(648,664)	2,408,109	3,686,289	241,414
Net Assets
Beginning of period	4,769,072	2,360,963	14,717,852	14,476,438
End of period	$4,120,408	$4,769,072	$18,404,141	$14,717,852
Undistributed (overdistributed) net investment income included in net assets	$64	$60	$83	$80

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
18

This page has been intentionally left blank.

SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(c)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Total Distributions
US Treasury Money Market Fund
August 31, 2009	1.0000	.0011	.0001		.0012	(.0007)	(.0005)		(.0012)
August 31, 2008	1.0000	.0249	.0027		.0276	(.0276)	—		(.0276)
August 31, 2007	1.0000	.0501	—	(b)	.0501	(.0501)	—		(.0501)
August 31, 2006	1.0000	.0427	—	(b)	.0427	(.0427)	—		(.0427)
August 31, 2005	1.0000	.0230	—		.0230	(.0230)	—		(.0230)
Prime Money Market Fund
August 31, 2009	1.0000	.0094	.0010		.0104	(.0104)	—	(b)	(.0104)
August 31, 2008	1.0000	.0376	(.0005)		.0371	(.0371)	—		(.0371)
August 31, 2007	1.0000	.0517	—	(b)	.0517	(.0517)	—	(b)	(.0517)
August 31, 2006	1.0000	.0438	—	(b)	.0438	(.0438)	—		(.0438)
August 31, 2005	1.0000	.0239	—		.0239	(.0239)	—		(.0239)

(a)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less that .005%.

(b)  Less than $.0001 per share

(c)  Per share data are based on average shares outstanding.

(d)  Includes expenses related to the US Treasury Guarantee Program. Note 6 in the Notes to Financial Statements detail the fees incurred for participation in this program. The annualized expense ratio is 0.20% as contractually agreed to by the advisor, excluding the US Treasury Guarantee Program fees. Without the US Treasury Guarantee Program fees, expenses would have been lower.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
20

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(a)		% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
US Treasury Money Market Fund
August 31, 2009	1.0000	.12	4,120,408	.16		.25	.11
August 31, 2008	1.0000	2.80	4,769,072	.19		.24	2.49
August 31, 2007	1.0000	5.13	2,360,963	.20		.31	4.97
August 31, 2006	1.0000	4.36	1,452,093	.20		.36	4.25
August 31, 2005	1.0000	2.32	1,288,079	.20		.36	2.39
Prime Money Market Fund
August 31, 2009	1.0000	1.04	18,404,141	.23	(d)	.28	.94
August 31, 2008	1.0000	3.77	14,717,852	.19		.24	3.76
August 31, 2007	1.0000	5.29	14,476,438	.20		.26	5.17
August 31, 2006	1.0000	4.47	10,996,109	.20		.27	4.39
August 31, 2005	1.0000	2.41	11,550,394	.20		.27	2.31

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
21

SSgA
Institutional Money Market Funds

Notes to Financial Statements — August 31, 2009

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of August 31, 2009. These financial statements report on two funds: the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended August 31, 2009 , were level two for all Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Notes to Financial Statements
22

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2009, the Funds had no net tax basis capital loss carryforwards.

For the period ended August 31, 2009, the Funds' components of distributable earnings and tax composition of distributions for federal income tax purposes were as follows:

	US Treasury Money Market	Prime Money Market
Undistributed Ordinary Income	$74,082	$3,915,270
Tax Composition of Distributions
Ordinary Income	$6,866,486	$137,433,203

As permitted by tax regulations, the US Treasury Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009 in the amount of $6,250, and treat it as arising in the fiscal year 2010.

The Funds are subject to the provisions of FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at August 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended August 31, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the fiscal year ended August 31, 2009, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the

Notes to Financial Statements
23

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the US Treasury Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the US Treasury Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the year ended August 31, 2009 were $2,989,092 and $0, respectively.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the Prime Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the Prime Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the year ended August 31, 2009 were $7,334,630 and $0, respectively. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 6 in the Notes to the Financial Statements detail the fees incurred for the participation in this program.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Advisor may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended August 31, 2009, the Advisor voluntarily waived $2,259,246 on the US Treasury Money Market Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of August 31, 2009, $197,338,819 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

Notes to Financial Statements
24

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the year ended August 31, 2009, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
US Treasury Money Market	$9,355
Prime Money Market	112

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have shareholder service agreements with State Street and Wealth Management Systems. For these services, each Fund pays a maximum of 0.025% to State Street and 0.05% to Wealth Management Systems, based on the average daily value of all Fund shares held. For the year ended August 31, 2009, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Wealth Management Systems
US Treasury Money Market	$1,494,546	$8,736
Prime Money Market	3,633,849	299,216

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The trustee or a majority of the Funds' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2009.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements
25

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

Accrued fees payable to affiliates and trustees as of August 31, 2009 were as follows:

	US Treasury Money Market Fund	Prime Money Market
Advisory fees	$341,736	$1,530,944
Administration fees	136,315	496,759
Custodian fees	47,205	168,264
Distribution fees	217,961	545,843
Shareholder servicing fees	92,491	407,224
Transfer agent fees	6,973	11,199
Trustees' fees	20,389	62,797
	$863,370	$3,223,030

Beneficial Interest

As of August 31, 2009, the following table includes shareholders (none of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	1	98.9
Prime Money Market	1	67.5

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Fiscal Years Ended August 31,
US Treasury Money Market Fund	2009	2008
Proceeds from shares sold	$58,449,152	$40,694,226
Proceeds from reinvestment of distributions	14,250	80,959
Payments for shares redeemed	(59,111,722)	(38,367,427)
Total net increase (decrease)	$(648,320)	$2,407,758
Prime Money Market Fund
Proceeds from shares sold	$155,409,915	$176,803,114
Proceeds from reinvestment of distributions	152,512	605,025
Payments for shares redeemed	(151,876,226)	(177,167,132)
Total net increase (decrease)	$3,686,201	$241,007

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of August 31, 2009, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Financial Statements
26

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2009

6.  Temporary Guarantee Program

The U.S. Department of Treasury has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. Any increase in the number of shares an investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. The SSgA Prime Money Market Fund (the "Participating SSgA Money Market Fund") has elected to participate in the Program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the Fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which as of August 31, 2009, were approximately $50 billion. The Participating SSgA Money Market Fund is responsible for payment of fees required to participate in the Program and is responsible for the additional fees required to participate in the extended term of the Program. For the year ended August 31, 2009, the Participating SSgA Prime Money Market Fund paid the U.S. Department of Treasury $4,591,184 to participate in the Program.

The Program was initially due to expire December 18, 2008 but was extended by the U.S. Department of Treasury until September 18, 2009. The Participating SSgA Money Market Fund made payment to the U.S. Department of Treasury on April 13, 2009 to participate in this extension. As of September 18, 2009, the Program expired and was not extended.

7.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

8.  Subsequent Events

Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements
27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund (the "Funds") (two of the Funds comprising the SSgA Funds) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2009

Report of Independent Registered Public Accounting Firm
28

SSgA
Institutional Money Market Funds

Tax Information — August 31, 2009 (Unaudited)

For the tax year ended August 31, 2009, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified interest income taxed at individual ordinary income rates.

The Form 1099 mailed to you in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information
29

SSgA
Institutional Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of those trustees who are not "interested persons" of the fund (commonly referred to as, the "Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the "Board") of the SSgA Funds (the "Trust"), including a majority of the Independent Trustees of the Trust, met on March 23, 2009 and on April 6 and 7, 2009 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a "Fund" and collectively, the "Funds"), continuation of the investment advisory agreement (the "Advisory Agreement") with SSgA Funds Management, Inc. (the "Advisor"). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•  A report prepared by an independent provider of investment company data, which includes for each Fund:

o  Comparisons of the Fund's performance over the past one-, three-, five- and ten-year periods ended December 31, 2008, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

o  Comparisons of the Fund's expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

o  A chart showing the Fund's historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

o  Comparisons of the Fund's contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•  Comparative information concerning fees charged by the Advisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•  Profitability analyses for the Advisor and its affiliates with respect to each Fund.

Information about Portfolio Management

•  Descriptions of the investment management services provided by the Advisor, including their investment strategies and processes;

•  Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through "soft dollar" benefits received in connection with the Funds' brokerage; and

•  Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Basis for Approval of Advisory Contracts
30

SSgA
Institutional Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

Information about the Advisor

•  Reports detailing the financial results and condition of the Advisor and its affiliates;

•  Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•  A copy of the Code of Ethics adopted by the Advisor, together with information relating to compliance with and the administration of such Code;

•  A copy of the Advisor's proxy voting policies and procedures;

•  Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor's record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•  A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•  Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds' relationship with these service providers; and

•  Copies of the Advisory Agreement and agreements with other service providers of the Funds.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund's investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 7, 2009 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor.

Basis for Approval of Advisory Contracts
31

SSgA
Institutional Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board considered the Advisor's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that operate as money market mutual funds, the Board considered the Advisor's success in maintaining the constant dollar value of each Fund through extraordinary market conditions, including the Advisor's success in avoiding the purchase of instruments that subsequently became impaired as to their value. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund's securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund's investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2008.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its peer group funds, or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund's management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients.

Basis for Approval of Advisory Contracts
32

SSgA
Institutional Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board concluded that the profitability of the Advisor and its affiliates with respect to each Fund is reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates have realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Basis for Approval of Advisory Contracts
33

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — August 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
34

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
35

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
36

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
37

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
38

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Fund Management and Service Providers
39

IMMAR-08/09 (52534)

FIXED INCOME FUNDS

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Annual Report

August 31, 2009

SSgA Funds
Fixed Income Funds

Annual Report

August 31, 2009

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2009 Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information useful.

The fiscal year ended August 31, 2009 was one of remarkable extremes, involving a series of unprecedented events affecting the financial markets and global economy as well as drastic shifts in the performance patterns of the capital markets. The financial markets in which the SSgA Funds operate continue to reflect the challenges of the global economic environment. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

President's Letter
3

This page has been intentionally left blank.

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing in fixed-income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  The Fund seeks to manage its duration to correspond to the Barclays Capital U.S. Aggregate Bond Index's duration while adding value through issue and sector selection. The Fund will actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase to return to the Fund.

Bond Market Fund – Institutional Class

Period Ended 8/31/09	Total Return
1 Year	7.39%
5 Years	0.81	%+
10 Years	3.98	%+

Bond Market Fund – Class R‡

Period Ended 8/31/09	Total Return
1 Year	7.02%
5 Years	0.64	%+
10 Years	3.69	%+

Barclays Capital U.S. Aggregate Bond Index#

Period Ended 8/31/09	Total Return
1 Year	7.94%
5 Years	4.96	%+
10 Years	6.31	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Bond Market Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 are 0.78% and 1.27%, respectively.

See related Notes on page 7.

Bond Market Fund
5

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total returns for the Institutional Class and Class R of the Fund were 7.39% and 7.02% respectively, and the total return for the Index was 7.94%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

The reporting period represents a year of extraordinary volatility for fixed income markets, characterized by a massive deleveraging cycle, the failure of multiple major financial institutions, breakdowns in the basic functioning of the financial markets, and the emergence of the worst global recessionary environment since the 1930's. In response, there has been a significant level of regulatory intervention in the financial markets, with trillions of dollars of liquidity flooding the market.

At the start of the period, Treasury rates were falling as economic strength waned and inflationary concerns were replaced by concerns about future growth not only domestically, but globally. With this, the dollar found some relative strength, downward trends began to take hold in commodity prices, and housing continued to slide. As a result, Agency mortgage backed securities joined an already weakening credit sector and widened versus Treasuries. In September 2008, the floodgates opened, and full-fledged contagion swept up all markets in a highly correlated negative run. It seemed every week, market participants would learn of a new change to regulatory structures (e.g. Fed liquidity provisions); one or more institutions pulled into forced marriages (e.g. Merrill Lynch and Wachovia); paradigm shifts (e.g. Goldman and Morgan Stanley as commercial banks); or the bankruptcy of a major financial institution (e.g. Lehman Brothers). Short term credit was priced at record levels as financial institutions remained skittish about extending credit to just about anyone for more than the shortest of terms. A Troubled Asset Relief Program (TARP), aimed at shoring up financial institutions was passed by the Congress in September 2008.

The fourth calendar quarter of 2008 brought continued challenges, as U.S. jobs data, consumer confidence and other key economic measures provided a steady stream of bad news nearly across the board. Similar scenarios unfolded worldwide culminating in a coordinated 50 basis point rate cut among major central banks in the latter part of October 2008. In addition to the coordinated rate cut, the same quarter saw the U.S. Government implement a second bailout of Citigroup, additional plans for large mortgage and securitized markets intervention, as well as bailout loans to the auto industry, and key non-bank financial industry players, such as GMAC, GE Financial and American Express. In the third week of December 2008, the Federal Reserve announced a new fed funds rate target range of 0-0.25%. All of this negative activity caused stocks to tumble drastically, while the dollar found relative strength. Through the end of 2008, all of the larger spread sectors posted negative excess returns to Treasuries. Month after month new records were set for underperformance and incremental yield spreads across risky assets, be they higher or lower in quality. However, the final few weeks of 2008 finally brought early signs the extreme liquidity and market intervention programs undertaken by governments and regulators around the world were beginning to result in improved fixed income market liquidity.

In the first quarter of 2009, buyers continued the return to riskier assets, which had begun in late December. In the last week of March 2009, GM's Chief Executive and most of its Board of Directors were victims of a management shakeup — at the behest of the U.S. Government. The second calendar quarter of 2009 saw a continued positive tone and sustained optimism that the U.S. economy's long season of decline may be moderating. In April 2009, the auto industry dominated headlines again, with Chrysler pushed into a merger that effectively gave control to its unions along with Italian auto maker Fiat. However, with broad cutbacks in corporate spending of all types, the start of earnings season brought better results than many expected even as sales continued to fall, particularly within more cyclical areas of the economy. At the end of May 2009, it was General Motors who was on the verge of filing for Chapter 11 bankruptcy protection, but despite continued negative fundamental developments in the economy, capital markets soared upward virtually across

Bond Market Fund
6

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

the board. Through the end of the period, riskier assets continued to demonstrate positive trends, and their incremental yields to Treasuries were reduced as the markets' healing process was encouraged by the beginning signs of economic recovery.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

During the latter part of 2008, the Fund was underweight to corporate and commercial mortgage backed securities (CMBS) sectors which had a positive impact, as these sectors underperformed when market participants fled to the safety of Treasuries. Also at this time, holdings in the non-agency mortgage backed sector as well as overweights to both senior debt and mortgage backed securities (MBS) issued by U.S. Agencies were a negative, as strained liquidity pushed incremental yields to Treasuries on these instruments higher, causing them to underperform Treasuries. Near the end of 2008, the Fund sold the last of our non-Agency mortgage bonds. Continued economic deterioration drove the Fund's exit from this sector throughout 2008. The beginning of 2009 saw some initial underperformance from spread product, but this soon turned with the market's improved view of non-Government sectors. For the remainder of the period, the Fund's performance benefitted from attractive new issue yield concessions in the credit markets, where positions were added and held as spreads tightened. For most of this year the Fund held an overweight to credit across a number of sectors and issuers which helped performance. The Fund's mortgage exposure was also a positive contributor during this time as the Federal Reserve purchased MBS to keep mortgage rates low.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

  Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  #  The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated , investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS sectors. The index is a component of the U.S. Universal Index in its entirety.

  +  Annualized.

  ‡  Performance for the Bond Market Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default, and inflation risk.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Bond Market Fund
7

SSgA

Bond Market Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,082.30	$1,022.68
Expenses Paid During Period *	$2.62	$2.55

* Expenses are equal to the Fund's expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,080.60	$1,021.73
Expenses Paid During Period *	$3.62	$3.52

* Expenses are equal to the Fund's expense ratio of 0.69% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund
8

SSgA
Bond Market Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 96.7%
Asset-Backed Securities - 0.5%
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	100	108
USAA Auto Owner Trust Series 2008-1 Class A4 4.500% due 10/15/13	100	104
		212
Corporate Bonds and Notes - 21.5%
Alabama Power Co. 5.700% due 02/15/33	50	53
Altria Group, Inc. 9.250% due 08/06/19	250	302
American Express Credit Corp. 5.125% due 08/25/14	250	253
American International Group, Inc. 4.250% due 05/15/13	250	187
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	26
Anheuser-Busch InBev Worldwide, Inc. (l) 7.750% due 01/15/19	275	322
Appalachian Power Co. 6.375% due 04/01/36	75	78
Archer-Daniels-Midland Co. 7.000% due 02/01/31	50	58
AT&T, Inc. 6.700% due 11/15/13	150	170
5.625% due 06/15/16	50	54
Bank of America Corp. 2.100% due 04/30/12	225	227
Black & Decker Corp. 7.125% due 06/01/11	50	52
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	77
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	56
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	27
Cisco Systems, Inc. 5.900% due 02/15/39	75	80
Citigroup, Inc. 6.375% due 08/12/14	275	278
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	87
ConocoPhillips 6.650% due 07/15/18	100	114
Credit Suisse NY 5.300% due 08/13/19	275	278

	Principal Amount ($) or Shares	Market Value $
CVS Caremark Corp. 6.302% due 06/01/62	243	192
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	103
Energy Transfer Partners, LP 6.125% due 02/15/17	70	73
Enterprise Products Operating LLC Series B 5.600% due 10/15/14	50	53
ERP Operating, LP 6.625% due 03/15/12	75	80
Exelon Generation Co. LLC 6.950% due 06/15/11	25	27
Federal Express Corp. 9.650% due 06/15/12	25	29
FIA Card Services NA 6.625% due 06/15/12	150	157
FirstEnergy Corp. Series B 6.450% due 11/15/11	50	54
General Dynamics Corp. 4.250% due 05/15/13	60	63
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	52
2.200% due 06/08/12	225	228
5.000% due 01/08/16	50	50
6.875% due 01/10/39	50	50
General Electric Co. 5.000% due 02/01/13	100	106
GlaxoSmithKline Capital, Inc. 6.375% due 05/15/38	75	88
Goldman Sachs Group, Inc. (The) 5.000% due 10/01/14	125	130
5.750% due 10/01/16	100	104
6.150% due 04/01/18	200	211
5.950% due 01/15/27	70	64
Hess Corp. 6.650% due 08/15/11	25	27
7.300% due 08/15/31	25	28
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	73
HSBC Finance Capital Trust IX 5.911% due 11/30/35	50	33
HSBC Finance Corp. 7.000% due 05/15/12	100	108
International Business Machines Corp. 5.875% due 11/29/32	50	54
JPMorgan Chase & Co. 6.300% due 04/23/19	275	301

Bond Market Fund
9

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kinder Morgan Energy Partners, LP 7.400% due 03/15/31	25	27
Kraft Foods, Inc. 6.500% due 11/01/31	25	27
Kroger Co. (The) 5.500% due 02/01/13	100	107
Lincoln National Corp. 8.750% due 07/01/19	165	185
Lubrizol Corp. 6.500% due 10/01/34	25	24
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	102
MetLife, Inc. 6.750% due 06/01/16	350	383
Morgan Stanley 5.750% due 10/18/16	100	101
Oncor Electric Delivery Co. 7.000% due 05/01/32	25	30
Pharmacia Corp. 6.600% due 12/01/28	100	117
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	47
PPL Energy Supply LLC 5.400% due 08/15/14	100	104
Procter & Gamble - Esop Series A 9.360% due 01/01/21	22	27
Progress Energy, Inc. 5.625% due 01/15/16	50	53
PSEG Power LLC 6.950% due 06/01/12	75	82
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	109
Simon Property Group, LP 6.750% due 05/15/14	125	134
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	26
Spectra Energy Capital LLC 6.250% due 02/15/13	50	53
5.650% due 03/01/20	250	253
Sprint Nextel Corp. 8.375% due 08/15/17	250	238
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	53
6.750% due 06/15/39	250	267
Union Pacific Corp. 6.125% due 01/15/12	50	54
Valero Energy Corp. 6.875% due 04/15/12	25	27

	Principal Amount ($) or Shares	Market Value $
Verizon Communications, Inc. 5.850% due 09/15/35	150	151
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	107
5.250% due 09/01/35	150	149
Wells Fargo & Co. 5.125% due 09/15/16	100	98
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	150	157
Yum! Brands, Inc. 5.300% due 09/15/19	250	252
		8,861
International Debt - 5.3%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	45
ArcelorMittal 9.850% due 06/01/19	200	229
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	27
Brazilian Government International Bond Series A 8.000% due 01/15/18	47	54
7.125% due 01/20/37	100	111
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	52
Diageo Capital PLC 5.500% due 09/30/16	75	80
European Investment Bank 2.625% due 05/16/11	150	154
4.250% due 07/15/13	150	159
5.125% due 09/13/16	150	165
Export-Import Bank of Korea 5.125% due 02/14/11	50	51
Kreditanstalt fuer Wiederaufbau 3.250% due 02/15/11	150	155
3.250% due 03/15/13	150	154
Series GMTN 4.375% due 03/15/18	150	156
Mexico Government International Bond 6.375% due 01/16/13	25	27
6.625% due 03/03/15	100	108
Scottish Power, Ltd. 5.810% due 03/15/25	100	97
Talisman Energy, Inc. 5.850% due 02/01/37	25	23
Telecom Italia Capital SA 7.175% due 06/18/19	250	278
Vale Overseas, Ltd. 6.250% due 01/23/17	50	53
		2,178

Bond Market Fund
10

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mortgage-Backed Securities - 42.1%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	248
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 6.020% due 06/15/38	243	211
Fannie Mae 6.000% due 2011	2	2
6.000% due 2013	151	161
5.500% due 2014	6	6
6.500% due 2014	216	231
7.500% due 2015	22	25
6.500% due 2016	38	41
5.000% due 2018	473	500
5.500% due 2018	229	245
5.500% due 2019	94	100
8.000% due 2023	—	1
9.000% due 2025	287	327
9.000% due 2026	2	2
7.500% due 2027	145	162
6.000% due 2028	13	14
6.000% due 2029	4	4
7.000% due 2029	4	4
6.000% due 2030	3	3
7.500% due 2030	3	4
8.000% due 2031	6	7
4.500% due 2033	641	648
6.000% due 2033	420	446
5.500% due 2034	877	918
5.111% due 2036 (Ê)	1,218	1,272
5.000% due 2037	24	24
5.000% due 2038	676	695
6.000% due 2038	1,761	1,856
30 Year TBA (Ï) 4.500%	375	377
Freddie Mac 6.000% due 2011	—	—	±
8.000% due 2011	2	2
6.000% due 2016	64	69
7.000% due 2016	90	96
4.500% due 2019	335	351
4.500% due 2023	240	247
8.500% due 2025	1	1
6.500% due 2029	80	87
7.000% due 2030	3	3
7.000% due 2031	100	110
6.500% due 2032	276	297
6.000% due 2033	136	145
6.500% due 2033	493	528

	Principal Amount ($) or Shares	Market Value $
7.000% due 2033	195	214
5.000% due 2035	1,778	1,832
5.500% due 2038	1,614	1,684
Ginnie Mae I 8.000% due 2012	34	37
10.000% due 2013	3	3
7.500% due 2022	1	1
7.000% due 2023	81	89
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	37	42
8.500% due 2025	9	10
7.500% due 2027	3	3
6.500% due 2028	21	23
7.000% due 2028	15	17
7.500% due 2028	15	17
8.500% due 2028	18	21
7.500% due 2029	1	1
8.000% due 2029	6	7
7.500% due 2030	12	15
8.000% due 2030	44	49
6.500% due 2032	104	112
7.000% due 2032	119	130
7.500% due 2032	8	9
5.000% due 2033	235	244
5.500% due 2038	364	381
6.000% due 2038	775	818
4.500% due 2039	250	252
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	300	256
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	500	439
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	202
		17,381
United States Government Agencies - 6.4%
Fannie Mae 6.125% due 03/15/12	600	670
Federal Home Loan Bank 4.250% due 11/02/10	300	312
Series 467 5.250% due 06/18/14	200	223
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	150	161
Federal Home Loan Mortgage Corp. 3.000% due 07/28/14	350	355

Bond Market Fund
11

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Federal National Mortgage Association 1.750% due 03/23/11	500	507
Freddie Mac 4.875% due 06/13/18	250	271
6.750% due 03/15/31	125	158
		2,657
United States Government Treasuries - 20.9%
United States Treasury Notes 0.875% due 04/30/11	500	501
1.000% due 07/31/11	1,655	1,657
1.000% due 08/31/11	1,125	1,125
2.625% due 07/31/14	2,141	2,166
2.375% due 08/31/14	975	974
3.250% due 07/31/16	495	503
3.625% due 08/15/19	719	733
5.250% due 11/15/28	400	458
3.500% due 02/15/39	500	442
4.250% due 05/15/39	75	76
		8,635
Total Long-Term Investments (cost $38,383)		39,924
Short-Term Investments - 3.2%
Freddie Mac 7.000% due 12/01/09	—	—	±
9.000% due 03/01/10	3	3
SSgA Prime Money Market Fund	1,007,423	1,007
United States Treasury Notes (§) 2.750% due 07/31/10	300	306
Total Short-Term Investments (cost $1,311)		1,316
Total Investments - 99.9% (identified cost $39,694)		41,240
Other Assets and Liabilities, Net - 0.1%		62
Net Assets - 100.0%		41,302

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund
12

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	7	USD	1,514	12/09	4
United States Treasury 5 Year Notes	4	USD	461	12/09	2
Short Positions
United States Treasury 10 Year Notes	10	USD	1,172	12/09	(6)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					—

Presentation of Portfolio Holdings — August 31, 2009

	Market Value					% of Net
Categories	Level 1		Level 2	Level 3	Total	Assets
Asset-Backed Securities	$—		$212	$—	$212	0.5
Corporate Bonds and Notes	—		8,861	—	8,861	21.5
International Debt	—		2,178	—	2,178	5.3
Mortgage-Backed Securities	—		17,381	—	17,381	42.1
United States Government Agencies	—		2,657	—	2,657	6.4
United States Government Treasuries	—		8,635	—	8,635	20.9
Short-Term Investments	1,007		309	—	1,316	3.2
Total Investments	1,007		40,233	—	41,240	99.9
Other Assets and Liabilites, Net						0.1
						100.0
Futures Contracts	—	***	—	—	—	— *
Total Other Financial Instruments**	$1,007		$40,233	$—	$41,240

*  Less than .05% of net assets.

**  Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

***  All futures contracts are classified as Level 1.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund
13

This page has been intentionally left blank.

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

Invests in:  Investment grade debt instruments including U.S. Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  Fund Managers seek to match or exceed the return of the Barclays Capital U.S. Intermediate Government/Credit Index. The Fund seeks to match the Index's duration while adding value through issue and sector selections.

Intermediate Fund

Period Ended 8/31/09	Total Return
1 Year	6.42%
5 Years	0.98	%+
10 Years	3.83	%+

Barclays Capital U.S. Intermediate Government/Credit Index#

Period Ended 8/31/09	Total Return
1 Year	6.81%
5 Years	4.54	%+
10 Years	5.91	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Intermediate Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 is 1.06%.

See related Notes on page 17.

Intermediate Fund
15

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was 6.42%, and the total return for the Index was 6.81%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

The reporting period represents a year of extraordinary volatility for fixed income markets, characterized by a massive deleveraging cycle, the failure of multiple major financial institutions, breakdowns in the basic functioning of the financial markets, and the emergence of the worst global recessionary environment since the 1930's. In response, there has been a significant level of regulatory intervention in the financial markets, with trillions of dollars of liquidity flooding the market.

At the start of the period, Treasury rates were falling as economic strength waned and inflationary concerns were replaced by concerns about future growth not only domestically, but globally. With this, the dollar found some relative strength, downward trends began to take hold in commodity prices, and housing continued to slide. As a result, mortgage-backed securities (MBS) joined an already weakening credit sector and widened versus Treasuries. In September 2008, the floodgates opened, and full-fledged contagion swept up all markets in a highly correlated negative run. It seemed every week, market participants would learn of a new change to regulatory structures (e.g. Fed liquidity provisions); one or more institutions pulled into forced marriages (e.g. Merrill Lynch and Wachovia); paradigm shifts (e.g. Goldman and Morgan Stanley as commercial banks); or the bankruptcy of a major financial institution (e.g. Lehman Brothers). Short term credit was priced at record levels as financial institutions remained skittish about extending credit to just about anyone for more than the shortest of terms. A Troubled Asset Relief Program (TARP), aimed at shoring up financial institutions was passed by the Congress in September 2008.

The fourth calendar quarter of 2008 brought continued challenges, as U.S. jobs data, consumer confidence and other key economic measures provided a steady stream of bad news nearly across the board. Similar scenarios unfolded worldwide culminating in a coordinated 50 basis point rate cut among major central banks in the latter part of October 2008. In addition to the coordinated rate cut, the same quarter saw the U.S. Government implement a second bailout of Citigroup, additional plans for large mortgage and securitized markets intervention, as well as bailout loans to the auto industry, and key non-bank financial industry players, such as GMAC, GE Financial and American Express. In the third week of December 2008, the Federal Reserve announced a new fed funds rate target range of 0-0.25%. All of this negative activity caused stocks to tumble drastically, while the dollar found relative strength. Through the end of 2008, all of the larger spread sectors posted negative excess returns to Treasuries. Month after month new records were set for underperformance and incremental yield spreads across risky assets, be they higher or lower in quality. However, the final few weeks of 2008 finally brought early signs the extreme liquidity and market intervention programs undertaken by governments and regulators around the world were beginning to result in improved fixed income market liquidity.

In the first quarter of 2009, buyers continued the return to riskier assets, which had begun in late December. In the last week of March 2009, GM's Chief Executive and most of its Board of Directors were victims of a management shakeup — at the behest of the U.S. Government. The second calendar quarter of 2009 saw a continued positive tone and sustained optimism that the U.S. economy's long season of decline may be moderating. In April 2009, the auto industry dominated headlines again, with Chrysler pushed into a merger that effectively gave control to its unions along with Italian auto maker Fiat. However, with broad cutbacks in corporate spending of all types, the start of earnings season brought better results than many expected even as sales continued to fall, particularly within more cyclical areas of the economy. At the end of May 2009, it was General Motors who was on the verge of filing for Chapter 11 bankruptcy protection, but despite continued negative fundamental developments in the economy, capital markets soared upward virtually across the board. Through the end of the period, riskier assets continued to demonstrate

Intermediate Fund
16

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

positive trends, and their incremental yields to Treasuries were reduced as the markets' healing process was encouraged by the beginning signs of economic recovery.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

During the latter part of 2008, the Fund was underweight to corporate sector which had a positive impact, as the sector underperformed when market participants fled to the safety of Treasuries. Also during this period, an overweight to the non-agency mortgage backed sector and other spread sectors, including commercial mortgage-backed securities (CMBS) and U.S. Agency senior debt, was a negative, as strained liquidity pushed spreads wider. Near the end of 2008, the Fund sold the last of its non-Agency mortgage bonds. Continued economic deterioration drove the exit from this sector throughout 2008. Beginning in 2009, the Fund's performance benefitted from attractive new issue yield concessions in the credit markets, where positions were added and held as spreads tightened. In fact, for most of 2009 the Fund held an overweight to credit across a number of sectors and issuers which helped performance. The mortgage exposure was also a positive contributor during this time as the Federal Reserve purchased Agency MBS to keep mortgage rates low.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  #  The Barclays Capital U.S. Intermediate Government/Credit Index is comprised of all bonds covered by the Barclays Capital U.S. Government/Credit Index with maturities between one and 9.99 years.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk. Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Intermediate Fund
17

SSgA

Intermediate Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,066.00	$1,022.18
Expenses Paid During Period *	$3.12	$3.06

* Expenses are equal to the Fund's expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund
18

SSgA
Intermediate Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 93.6%
Corporate Bonds and Notes - 33.4%
Abbott Laboratories 5.600% due 05/15/11	25	27
Allstate Corp. (The) 6.125% due 02/15/12	72	77
Altria Group, Inc. 9.250% due 08/06/19	250	302
American Express Co. 5.250% due 09/12/11	75	77
American Express Credit Corp. 5.125% due 08/25/14	250	253
American International Group, Inc. 4.250% due 05/15/13	250	187
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	52
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	100
Anheuser-Busch InBev Worldwide, Inc. (l) 7.750% due 01/15/19	225	263
AT&T, Inc. 6.700% due 11/15/13	150	170
AvalonBay Communities, Inc. 6.125% due 11/01/12	50	53
Bank of America Corp. 7.400% due 01/15/11	100	106
2.100% due 04/30/12	175	177
Bank of America NA 5.300% due 03/15/17	250	230
Bank One Corp. 5.900% due 11/15/11	35	37
BB&T Corp. 6.500% due 08/01/11	15	16
Bear Stearns Cos. LLC (The) 5.300% due 10/30/15	50	51
BellSouth Corp. 6.000% due 10/15/11	50	54
Boeing Capital Corp. 6.500% due 02/15/12	75	83
Boston Properties, LP 6.250% due 01/15/13	30	31
Bottling Group LLC 5.500% due 04/01/16	100	109
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	53
Carolina Power & Light Co. 5.250% due 12/15/15	70	76
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	74
5.450% due 04/15/18	100	102

	Principal Amount ($) or Shares	Market Value $
Cellco Partnership / Verizon Wireless Capital LLC (l) 8.500% due 11/15/18	150	189
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	52
Cisco Systems, Inc. 5.500% due 02/22/16	100	110
Citigroup, Inc. 6.375% due 08/12/14	225	228
5.500% due 02/15/17	125	111
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	105
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 8.500% due 02/01/12	36	41
Colgate-Palmolive Co. 4.200% due 05/15/13	60	64
Comcast Corp. 6.500% due 01/15/15	50	55
4.950% due 06/15/16	25	25
ConAgra Foods, Inc. 5.819% due 06/15/17	61	65
ConocoPhillips 4.750% due 10/15/12	50	54
Consumers Energy Co. 5.150% due 02/15/17	50	51
COX Communications, Inc. 7.750% due 11/01/10	100	106
Credit Suisse USA, Inc. 5.300% due 08/13/19	225	228
CSX Corp. 6.750% due 03/15/11	25	27
CVS Caremark Corp. 5.750% due 06/01/17	50	54
6.302% due 06/01/62	223	176
DCP Midstream LLC 6.875% due 02/01/11	40	42
Devon Financing Corp. ULC 6.875% due 09/30/11	50	55
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	36
Dover Corp. 4.780% due 10/15/15	25	26
Duke Energy Carolinas LLC 5.625% due 11/30/12	75	82
Energy East Corp. 6.750% due 06/15/12	55	60

Intermediate Fund
19

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Enterprise Products Operating LLC Series G 5.600% due 10/15/14	25	26
ERP Operating, LP 6.625% due 03/15/12	40	43
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	53
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
Federal Express Corp. 9.650% due 06/15/12	50	59
Florida Power & Light Co. 4.850% due 02/01/13	50	53
Genentech, Inc. 4.750% due 07/15/15	50	53
General Dynamics Corp. 4.250% due 05/15/13	40	42
General Electric Capital Corp. 2.200% due 06/08/12	175	177
Series MTNA 6.000% due 06/15/12	150	161
5.400% due 02/15/17	250	247
General Mills, Inc. 6.000% due 02/15/12	25	27
Genworth Financial, Inc. 4.950% due 10/01/15	50	36
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	69
Goldman Sachs Group, Inc. (The) 1.625% due 07/15/11	250	252
5.700% due 09/01/12	150	161
5.750% due 10/01/16	75	78
5.625% due 01/15/17	50	50
6.150% due 04/01/18	175	185
Goodrich Corp. 7.625% due 12/15/12	30	33
Hershey Co. (The) 4.850% due 08/15/15	50	52
Hess Corp. 6.650% due 08/15/11	25	27
Hewlett-Packard Co. 6.125% due 03/01/14	100	112
HJ Heinz Finance Co. 6.000% due 03/15/12	25	27
HSBC Finance Corp. 5.500% due 01/19/16	100	101
International Business Machines Corp. 4.750% due 11/29/12	50	54
7.625% due 10/15/18	100	123

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co. 3.125% due 12/01/11	350	363
4.750% due 05/01/13	125	132
5.150% due 10/01/15	100	102
6.300% due 04/23/19	225	247
Kohl's Corp. 6.300% due 03/01/11	10	10
Kroger Co. (The) 5.500% due 02/01/13	75	80
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	189
Lincoln National Corp. 8.750% due 07/01/19	135	151
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	40
Merck & Co., Inc. 4.375% due 02/15/13	75	78
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	102
MetLife, Inc. 6.750% due 06/01/16	350	383
Midamerican Energy Holdings Co. 5.750% due 04/01/18	125	133
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 6.750% due 04/15/11	125	133
2.000% due 09/22/11	350	356
Series GMTN 0.838% due 01/09/14	100	93
6.625% due 04/01/18	100	107
National Fuel Gas Co. 5.250% due 03/01/13	20	20
Nationwide Financial Services 5.900% due 07/01/12	41	42
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	75	85
Ohio Power Co. Series F 5.500% due 02/15/13	25	26
Oracle Corp. 5.250% due 01/15/16	75	81
PepsiCo, Inc. 5.000% due 06/01/18	125	131
Pitney Bowes, Inc. 4.625% due 10/01/12	45	48
PPL Energy Supply LLC 5.400% due 08/15/14	50	52
Procter & Gamble Co. 4.600% due 01/15/14	175	188
4.950% due 08/15/14	50	55

Intermediate Fund
20

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PSEG Power LLC 5.500% due 12/01/15	50	52
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	54
Qwest Corp. 7.875% due 09/01/11	50	51
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	64
Simon Property Group, LP 6.750% due 05/15/14	125	134
Southern California Edison Co. 5.000% due 01/15/14	30	32
Spectra Energy Capital LLC 5.668% due 08/15/14	100	104
5.650% due 03/01/20	250	253
SunTrust Bank Series BKNT 6.375% due 04/01/11	50	52
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	53
Time Warner, Inc. 6.875% due 05/01/12	25	27
Union Pacific Corp. 5.650% due 05/01/17	50	53
United Technologies Corp. 6.100% due 05/15/12	90	100
Valero Energy Corp. 6.125% due 06/15/17	50	50
Verizon Communications, Inc. 4.900% due 09/15/15	100	106
8.750% due 11/01/18	125	158
Viacom, Inc. 6.250% due 04/30/16	50	54
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	52
Wal-Mart Stores, Inc. 5.375% due 04/05/17	125	136
Walt Disney Co. (The) Series MTNC 6.000% due 07/17/17	100	112
WellPoint Health Networks, Inc. 6.375% due 01/15/12	30	32
Wells Fargo & Co. 3.000% due 12/09/11	350	363
4.375% due 01/31/13	150	155
5.625% due 12/11/17	200	210
Wells Fargo Bank NA Series BKNT 6.450% due 02/01/11	150	157

	Principal Amount ($) or Shares	Market Value $
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	97
Wisconsin Energy Corp. 6.500% due 04/01/11	59	63
Wyeth 6.950% due 03/15/11	75	81
Xerox Corp. 6.400% due 03/15/16	70	71
Yum! Brands, Inc. 5.300% due 09/15/19	250	252
		13,772
International Debt - 8.1%
ArcelorMittal 9.850% due 06/01/19	175	200
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	31
BP Capital Markets PLC 5.250% due 11/07/13	175	192
Brazilian Government International Bond Series A 8.000% due 01/15/18	94	107
British Telecommunications PLC 5.950% due 01/15/18	100	102
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	80
Diageo Capital PLC 7.375% due 01/15/14	150	173
European Investment Bank 2.625% due 05/16/11	225	231
4.250% due 07/15/13	225	239
5.125% due 09/13/16	125	138
France Telecom SA 7.750% due 03/01/11	75	82
Hydro Quebec Series IF 8.000% due 02/01/13	85	98
Koninklijke KPN (Royal) NV 8.000% due 10/01/10	25	26
Korea National Housing Corp. (Ê)(l) 0.657% due 11/22/11	90	90
Kreditanstalt fuer Wiederaufbau 3.250% due 02/15/11	175	181
3.250% due 03/15/13	150	154
Series GMTN 4.375% due 03/15/18	100	104
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	106

Intermediate Fund
21

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Petrobras International Finance Co. 6.125% due 10/06/16	25	26
Republic of Italy Series DTC 5.625% due 06/15/12	75	82
5.250% due 09/20/16	125	133
Rio Tinto Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	50
Rogers Cable, Inc. 6.250% due 06/15/13	75	82
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	89
South Africa Government International Bond 7.375% due 04/25/12	50	55
Telecom Italia Capital SA 7.175% due 06/18/19	250	278
Telefonica Emisiones SAU 6.421% due 06/20/16	65	73
Tyco International Finance SA 6.000% due 11/15/13	25	27
Vale Overseas, Ltd. 6.250% due 01/23/17	75	79
XL Capital Finance Europe PLC 6.500% due 01/15/12	26	26
Xstrata Canada Corp. 7.350% due 06/05/12	16	17
		3,361
Mortgage-Backed Securities - 1.7%
Freddie Mac 3.250% due 2011	500	517
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	183	188
		705
United States Government Agencies - 9.4%
Fannie Mae 3.625% due 02/12/13	1,500	1,583
Federal Home Loan Bank 4.250% due 11/02/10	500	521
4.000% due 09/06/13	750	797
Federal Home Loan Mortgage Corp. 3.000% due 07/28/14	250	254
Freddie Mac 5.125% due 11/17/17	675	743
		3,898

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 41.0%
United States Treasury Notes 0.875% due 01/31/11	1,625	1,631
0.875% due 04/30/11	1,000	1,002
1.000% due 07/31/11	3,050	3,054
2.875% due 01/31/13	1,000	1,041
3.125% due 04/30/13	1,000	1,047
3.500% due 05/31/13	500	530
3.375% due 07/31/13	1,250	1,320
1.750% due 01/31/14	800	786
1.875% due 02/28/14	1,575	1,553
2.625% due 07/31/14	2,898	2,932
3.250% due 07/31/16	405	411
3.625% due 08/15/19	1,591	1,621
		16,928
Total Long-Term Investments (cost $37,538)		38,664
Short-Term Investments - 6.0%
Federal Home Loan Bank 2.750% due 06/18/10	350	357
SSgA Prime Money Market Fund	1,930,076	1,930
United States Treasury Notes (§) 2.750% due 07/31/10	200	204
Total Short-Term Investments (cost $2,480)		2,491
Total Investments - 99.6% (identified cost $40,018)		41,155
Other Assets and Liabilities, Net - 0.4%		153
Net Assets - 100.0%		41,308

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
22

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 5 Year Notes	3	USD	346	12/09	2
Short Positions
United States Treasury 10 Year Notes	5	USD	586	12/09	(3)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1)

Presentation of Portfolio Holdings — August 31, 2009

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Corporate Bonds and Notes	$—	$13,772	$—	$13,772	33.4
International Debt	—	3,361	—	3,361	8.1
Mortgage-Backed Securities	—	705	—	705	1.7
United States Government Agencies	—	3,898	—	3,898	9.4
United States Government Treasuries	—	16,928	—	16,928	41.0
Short-Term Investments	1,930	561	—	2,491	6.0
Total Investments	1,930	39,225	—	41,155	99.6
Other Assets and Liabilities, Net					0.4
					100.0
Futures Contracts	(1)	—	—	(1)	(— )*
Total Other Financial Instruments**	(1)	—	—	(1)
Total	$1,929	$39,225	$—	$41,154

*  Less than .05% of net assets.

**Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
23

This page has been intentionally left blank.

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High Yield Index.

Invests in:  Primarily domestic, non-investment grade debt securities.

Strategy:  Fund Managers make investment decisions that enable the Fund's performance to seek excess returns over Barclays Capital U.S. High Yield 2% Issuer Cap Index.

High Yield Bond Fund

Period Ended 8/31/09	Total Return
1 Year	3.65%
5 Years	3.95	%+
10 Years	4.66	%+

Barclays Capital U.S. High Yield 2% Issuer Cap Index#

Period Ended 8/31/09	Total Return
1 Year	7.00%
5 Years	5.29	%+
10 Years	5.73	%+

Barclays Capital U.S. High Yield Ba/B 3% Issuer Capped Index‡

Period Ended 8/31/09	Total Return
1 Year	4.44%
5 Years	4.75	%+
10 Years	5.45	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund share. The gross expense ratio for the High Yield Bond Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 is 1.02%.

See related Notes on page 26.

High Yield Bond Fund
25

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was 3.65%, and the total return for the Index was 7.00%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

The reporting period represents a year of extraordinary volatility for credit markets, characterized by a massive deleveraging cycle, the failure of multiple major financial institutions, breakdowns in the basic functioning of the financial markets, and the emergence of the worst global recessionary environment since the 1930's. In response, there has been a significant level of regulatory intervention in the financial markets, with trillions of dollars of liquidity flooding the market.

The broad high yield market lost over 33% from May 2007, when the market peaked, to the end of 2008. In September 2008, the floodgates opened, and full-fledged contagion swept up all markets in a highly correlated negative run. It seemed every week, market participants would learn of a new change to regulatory structures (e.g. Fed liquidity provisions); one or more institutions pulled into forced marriages (e.g. Merrill Lynch and Wachovia); paradigm shifts (e.g. Goldman and Morgan Stanley as commercial banks); or the bankruptcy of a major financial institution (e.g. Lehman Brothers). September through November 2008 were the three worst months in the 25-year history of the Barclays High Yield Index. 2008 ended with high yield default rates climbing and companies' ability to access the capital markets extremely challenged.

Signs of improvement began to emerge in the first calendar quarter of 2009. Buyers continued their return to riskier assets, which had begun in late December 2008. In March 2009, CCC rated securities outperformed more highly-rated segments of the High Yield Index for the first time in ten months — albeit, the majority of that was related to Ford. The last week of March 2009, GM's Chief Executive and most of its Board of Directors were victims of a management shakeup — at the behest of the U.S. Government. Near the end of the first quarter in 2009, the U.S. Treasury announced another program, in the form of a public-private partnership, to help move troubled assets off of banks' balance sheets.

The second quarter of 2009 saw a continued positive tone in the high yield market and sustained optimism that the U.S. economy's long season of decline may be moderating. In April 2009, the auto industry dominated headlines again, with Chrysler pushed into a merger that effectively gave control to its unions along with Italian auto maker Fiat. However, with broad cutbacks in corporate spending of all types, the start of earnings season brought better results than many expected even as sales continued to fall, particularly within more cyclical areas of the economy. At the end of May 2009, it was General Motors who was on the verge of filing for Chapter 11 bankruptcy protection, yet despite continued negative fundamental developments in the economy, capital markets soared upward virtually across the board. The high yield market posted unprecedented gains in the second quarter 2009, retracing most of 2008's losses. July and August 2009 produced the fifth and sixth consecutive months of positive performance for the high yield market; CCC credits once again led performance. Technical factors driving performance included solid high yield issuance and positive cash flows. On a year-to-date basis for the period ended July 31, 2009, the high yield index has returned 38.37%. The Barclays Capital US High Yield Index returned 1.86% for August 31, 2009, bringing the 2009 year-to-date total return for the index to 40.95%.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The Fund employed a defensive strategy during the first part of the period, by owning, on average, higher quality and less cyclical holdings than the Index. This resulted in performance exceeding the benchmark as the market trended downward. This same positioning initially caused

High Yield Bond Fund
26

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

performance to lag versus the benchmark when the market for risky assets began to improve at the end of the first quarter of 2009. During the second quarter of 2009, the composition of the portfolio was adjusted to be more reflective of the overall risk posture of the index, and has tracked the performance of the index more closely during the summer of 2009.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  #  The Barclays Capital U.S. High Yield 2% Issuer Cap Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The index has a maximum exposure of 2% per issuer.

  ‡  The Barclays Capital U.S. High Yield Ba/B 3% Capped Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum quality of B3, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The Index has a maximum exposure of 3% per issuer. The Index is unmanaged and can not be invested in directly.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

High Yield Bond Fund
27

SSgA

High Yield Bond Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,272.70	$1,021.42
Expenses Paid During Period *	$4.30	$3.82

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund
28

SSgA
High Yield Bond Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 92.8%
Corporate Bonds and Notes – 85.5%
AES Corp. (The) (l) 9.750% due 04/15/16	400	416
Affinia Group, Inc. (l) 10.750% due 08/15/16	300	310
Albertsons, Inc. 7.450% due 08/01/29	230	187
AMC Entertainment, Inc. 11.000% due 02/01/16	225	233
American Casino & Entertainment Properties LLC (l) 11.000% due 06/15/14	450	375
American General Finance Corp. Series MTNH 4.625% due 09/01/10	450	392
6.900% due 12/15/17	625	386
American International Group, Inc. 8.175% due 05/15/68	775	364
Apria Healthcare Group, Inc. (l) 11.250% due 11/01/14	130	134
ARAMARK Corp. 8.500% due 02/01/15	300	291
Arch Coal, Inc. (l) 8.750% due 08/01/16	160	160
Atlas Energy Operating Co. LLC (l) 10.750% due 02/01/18	475	480
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. 7.750% due 05/15/16	325	258
Baldor Electric Co. 8.625% due 02/15/17	250	249
Bank of America Corp. (Æ)(ƒ) 8.000% due 12/29/49	350	306
Bausch & Lomb, Inc. 9.875% due 11/01/15	175	175
Beazer Homes USA, Inc. 8.375% due 04/15/12	450	340
6.500% due 11/15/13	325	208
Berry Petroleum Co. 10.250% due 06/01/14	150	157
Berry Plastics Corp. 8.875% due 09/15/14	300	264
Biomet, Inc. 11.625% due 10/15/17	200	211
Brunswick Corp. (l) 11.250% due 11/01/16	150	157
Building Materials Corp. of America 7.750% due 08/01/14	150	141
Cengage Learning Acquisitions, Inc. (l) 10.500% due 01/15/15	475	432

	Principal Amount ($) or Shares	Market Value $
Chesapeake Energy Corp. 6.500% due 08/15/17	800	706
CHS/Community Health Systems, Inc. 8.875% due 07/15/15	350	351
CIT Group, Inc. 7.625% due 11/30/12	300	170
Citigroup Capital XXI 8.300% due 12/21/77	250	211
Connacher Oil and Gas, Ltd. (l) 10.250% due 12/15/15	325	229
Cricket Communications, Inc. 10.000% due 07/15/15	475	460
CSC Holdings, Inc. (l) 8.625% due 02/15/19	375	379
Delta Air Lines, Inc. Series 011B 7.711% due 03/18/13	450	396
Deluxe Corp. 7.375% due 06/01/15	200	179
Denbury Resources, Inc. 9.750% due 03/01/16	175	184
DigitalGlobe, Inc. (l) 10.500% due 05/01/14	300	314
Dole Food Co., Inc. (l) 13.875% due 03/15/14	200	228
Domtar Corp. 10.750% due 06/01/17	300	327
DR Horton, Inc. 5.625% due 01/15/16	250	224
Duane Reade, Inc. (l) 11.750% due 08/01/15	340	343
Dynegy Holdings, Inc. 7.500% due 06/01/15	250	202
Dynegy Roseton/Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16	280	251
El Paso Corp. 12.000% due 12/12/13	225	255
FireKeepers Development Authority (l) 13.875% due 05/01/15	300	304
First Data Corp. 9.875% due 09/24/15	1,150	983
Ford Motor Co. 7.450% due 07/16/31	300	229
Ford Motor Credit Co. LLC
7.500% due 08/01/12	300	276
8.000% due 06/01/14	650	599
Forest Oil Corp. 8.500% due 02/15/14 (l)	200	201
7.250% due 06/15/19	150	141

High Yield Bond Fund
29

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Freescale Semiconductor, Inc. 8.875% due 12/15/14	150	101
Frontier Communications Corp. 8.250% due 05/01/14	350	347
Genworth Financial, Inc. 6.150% due 11/15/66	650	331
Georgia-Pacific LLC (l) 8.250% due 05/01/16	285	288
Gibson Energy ULC / GEP Midstream Finance Corp. (l) 11.750% due 05/27/14	325	327
GMAC, Inc. (l) 6.875% due 08/28/12	1,125	979
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16	210	224
Graham Packaging Co., Inc. 9.875% due 10/15/14	175	174
Harrah's Operating Co., Inc. (l) 10.000% due 12/15/18	500	350
Harrahs Operating Escrow LLC (l) 11.250% due 06/01/17	300	305
HCA, Inc. 6.250% due 02/15/13	1,000	927
9.250% due 11/15/16	480	486
Healthsouth Corp. 10.750% due 06/15/16	150	159
Host Hotels & Resorts, LP Series Q 6.750% due 06/01/16	370	344
HSN, Inc. 11.250% due 08/01/16	175	182
Huntsman International LLC 7.875% due 11/15/14	475	423
Inmarsat Finance II PLC 10.375% due 11/15/12	275	285
Invista (l) 9.250% due 05/01/12	300	294
Jabil Circuit, Inc. 8.250% due 03/15/18	250	246
Janus Capital Group, Inc. 6.950% due 06/15/17	300	278
Kansas City Southern Railway 13.000% due 12/15/13	200	225
KAR Holdings, Inc. 10.000% due 05/01/15	300	276
Lamar Media Corp. (l) 9.750% due 04/01/14	300	318
Level 3 Financing, Inc. 9.250% due 11/01/14	375	309
Liberty Mutual Group, Inc. (l) 10.750% due 06/15/88	625	550

	Principal Amount ($) or Shares	Market Value $
Limited Brands, Inc. (l) 8.500% due 06/15/19	325	329
LIN Television Corp. 6.500% due 05/15/13	625	506
Lincoln National Corp. 6.050% due 04/20/67	300	188
Linn Energy LLC (l) 11.750% due 05/15/17	525	554
Macy's Retail Holdings, Inc. 7.875% due 07/15/15	300	304
Mariner Energy, Inc. 11.750% due 06/30/16	475	501
MarkWest Energy Partners, LP 8.500% due 07/15/16	250	236
Mediacom LLC / Mediacom Capital Corp. (l) 9.125% due 08/15/19	150	149
MGM Mirage 8.375% due 02/01/11	300	254
6.750% due 04/01/13	775	589
Michaels Stores, Inc. 11.375% due 11/01/16	475	408
Mohegan Tribal Gaming Authority 8.000% due 04/01/12	300	246
Neiman Marcus Group, Inc. (The) 10.375% due 10/15/15	475	354
Nextel Communications, Inc. Series E 6.875% due 10/31/13	1,725	1,544
Nielsen Finance LLC / Nielsen Finance Co. 11.625% due 02/01/14	325	323
11.500% due 05/01/16	250	249
Novelis, Inc. (l) 11.500% due 02/15/15	300	290
NPC International, Inc. 9.500% due 05/01/14	275	261
NRG Energy, Inc. 7.375% due 01/15/17	385	367
OPTI Canada, Inc. 8.250% due 12/15/14	150	98
PE Paper Escrow GMBH (l) 12.000% due 08/01/14	325	333
Penn Virginia Corp. 10.375% due 06/15/16	75	79
PetroHawk Energy Corp. (l) 10.500% due 08/01/14	350	374
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	329
Plains Exploration & Production Co. 7.000% due 03/15/17	350	322
RailAmerica, Inc. (l) 9.250% due 07/01/17	300	310

High Yield Bond Fund
30

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)
	Principal Amount ($) or Shares	Market Value $
Regency Energy Partners, LP (l) 9.375% due 06/01/16	300	300
Revlon Consumer Products Corp. 9.500% due 04/01/11	300	283
Rite Aid Corp. 9.500% due 06/15/17	275	198
Rohm and Haas Co. 7.850% due 07/15/29	450	429
RRI Energy, Inc. 6.750% due 12/15/14	182	182
RSC Equipment Rental, Inc. (l) 10.000% due 07/15/17	325	340
Sabine Pass LNG, LP 7.500% due 11/30/16	150	122
Sally Holdings LLC/Sally Capital, Inc. 10.500% due 11/15/16	150	156
SandRidge Energy, Inc. 8.625% due 04/01/15	250	235
Sanmina-SCI Corp. 6.750% due 03/01/13	300	274
Seagate Technology International (l) 10.000% due 05/01/14	300	322
ServiceMaster Co. (The) (l) 10.750% due 07/15/15	350	311
Smithfield Foods, Inc. Series B 7.750% due 05/15/13	325	268
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/12	200	201
Steel Dynamics, Inc. 6.750% due 04/01/15	200	187
Sungard Data Systems, Inc. 9.125% due 08/15/13	200	198
SUPERVALU, Inc. 7.500% due 11/15/14	125	123
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. (l) 11.250% due 07/15/17	325	325
Teck Resources, Ltd. 9.750% due 05/15/14	110	119
10.250% due 05/15/16	110	122
Telesat Canada / Telesat LLC 11.000% due 11/01/15	250	255
Tenet Healthcare Corp. 7.375% due 02/01/13	350	322
Tenneco, Inc. 8.625% due 11/15/14	335	295
Terremark Worldwide, Inc. (l) 12.000% due 06/15/17	500	526
Tesoro Corp. 9.750% due 06/01/19	300	304

	Principal Amount ($) or Shares	Market Value $
Texas Competitive Electric Holdings Co. LLC Series A 10.250% due 11/01/15	825	547
Toys R Us Property Co. I LLC (l) 10.750% due 07/15/17	325	330
TRW Automotive, Inc. (l) 7.000% due 03/15/14	225	196
Tyson Foods, Inc. 10.500% due 03/01/14	250	279
United Rentals NA, Inc. (l) 10.875% due 06/15/16	300	306
United Surgical Partners International, Inc. 8.875% due 05/01/17	150	141
USG Corp. (l) 9.750% due 08/01/14	160	164
Virgin Media Finance PLC Series 1 9.500% due 08/15/16	300	308
Visant Holding Corp. 10.250% due 12/01/13	150	152
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	450	290
Waste Services, Inc. 9.500% due 04/15/14	325	322
West Corp. 11.000% due 10/15/16	250	231
Wind Acquisition Finance SA (l) 11.750% due 07/15/17	685	743
WMG Acquisition Corp. (l) 9.500% due 06/15/16	300	310
Wyndham Worldwide Corp. 9.875% due 05/01/14	300	316
XM Satellite Radio, Inc. (l) 11.250% due 06/15/13	325	337
		44,362
International Debt - 7.3%
Ashtead Holdings PLC (l) 8.625% due 08/01/15	250	219
Avago Technologies Finance 10.125% due 12/01/13	440	460
Cascades, Inc. 7.250% due 02/15/13	300	283
Cie Generale de Geophysique-Veritas (l) 9.500% due 05/15/16	300	309
Dollarama Group, LP 8.875% due 08/15/12	225	220
Elan Finance PLC/Elan Finance Corp. 7.750% due 11/15/11	625	606
HBOS Capital Funding, LP (ƒ)(l) 6.071% due 06/29/49	150	65

High Yield Bond Fund
31

SSgA
High Yield Bond Fund

Presentation of Portfolio Holdings — August 31, 2009

	Principal Amount ($) or Shares	Market Value $
Ineos Group Holdings PLC (l) 8.500% due 02/15/16	650	299
Intelsat Jackson Holdings, Ltd. 11.250% due 06/15/16	350	365
Intelsat Subsidiary Holding Co., Ltd. (l) 8.875% due 01/15/15	125	125
Quebecor Media, Inc. 7.750% due 03/15/16	200	189
Royal Bank of Scotland Group PLC (ƒ) 7.640% due 03/29/49	625	275
UPC Holding BV (l) 9.875% due 04/15/18	300	303
Videotron Ltee (l) 9.125% due 04/15/18	75	79
		3,797
Total Long-Term Investments (cost $42,759)		48,159
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc. (Æ) 2010 Warrants	400	—	±
Total Warrants & Rights (cost $81)		—	±

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 5.2%
CIT Group, Inc. 6.875% due 11/01/09	300	197
GMAC, Inc. (l) 7.750% due 01/19/10	575	571
Orion Power Holdings, Inc. 12.000% due 05/01/10	325	336
SSgA Prime Money Market Fund	1,278,849	1,279
Textron Financial Corp. 4.600% due 05/03/10	300	296
Total Short-Term Investments (cost $2,673)		2,679
Total Investments - 98.0% (identified cost $45,513)		50,838
Other Assets and Liabilities, Net - 2.0%		1,018
Net Assets - 100.0%		51,856

Presentation of Portfolio Holdings — August 31, 2009

	Market Value				% of $Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Corporate Bonds and Notes	$—	$44,362	$—	$44,362	85.5
International Debt	—	3,797	—	3,797	7.3
Warrants and Rights	—	—	—	—	— *
Short Term Investments	1,279	1,400	—	2,679	5.2
Total Investments	$1,279	$49,559	$—	$50,838	98.0
Other Assets and Liabilities, Net					2.0
					100.0

* Less than .05% of net assets

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund
32

SSgA
Fixed Income Funds

Notes to Schedules of Investments — August 31, 2009

Footnotes

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
33

SSgA
Fixed Income Funds

Statements of Assets and Liabilities — August 31, 2009

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$39,694	$40,018	$45,513
Investments, at market	41,240	41,155	50,838
Receivables:
Dividends and interest	277	296	1,157
Investments sold	459	225	—
Fund shares sold	1	23	87
From Advisor	14	82	12
Prepaid expenses	1	1	1
Total assets	41,992	41,782	52,095
Liabilities
Payables:
Investments purchased	574	202	—
Fund shares redeemed	24	131	170
Accrued fees to affiliates	47	34	40
Other accrued expenses	43	106	29
Daily variation margin on futures contracts	2	1	—
Total liabilities	690	474	239
Net Assets	$41,302	$41,308	$51,856
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$129	$87	$483
Accumulated net realized gain (loss)	(44,536)	(10,029)	(10,624)
Unrealized appreciation (depreciation) on:
Investments	1,546	1,137	5,325
Futures contracts	—	(1)	—
Shares of beneficial interest	5	5	7
Additional paid-in capital	84,158	50,109	56,665
Net Assets	$41,302	$41,308	$51,856
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$8.39	$8.59	$7.12
Net assets	$41,150,544	$41,308,360	$51,856,488
Shares outstanding ($.001 par value)	4,905,812	4,811,104	7,281,657
Net asset value per share: Class R* $8.33	$	—	$—
Net assets	$150,957	$—	$—
Shares outstanding ($.001 par value)	18,112	—	—

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
34

SSgA
Fixed Income Funds

Statements of Operations — For the Period Ended August 31, 2009

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends from affiliated money market funds	$13	$11	$30
Interest	2,134	1,388	4,604
Total investment income	2,147	1,399	4,634
Expenses
Advisory fees	131	111	127
Administrative fees	44	42	43
Custodian fees	89	70	66
Distribution fees	19	46	47
Transfer agent fees	64	32	40
Professional fees	54	301	39
Registration fees	34	21	37
Shareholder servicing fees	17	29	17
Trustees' fees	13	13	13
Insurance fees	1	1	1
Printing fees	—	9	13
Miscellaneous	8	5	5
Expenses before reductions	474	680	448
Expense reductions	(255)	(459)	(131)
Net expenses	219	221	317
Net investment income (loss)	1,928	1,178	4,317
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,452)	(702)	(8,354)
Futures contracts	322	31	—
Net realized gain (loss)	(2,130)	(671)	(8,354)
Net change in unrealized appreciation (depreciation) on:
Investments	2,900	1,728	7,156
Futures contracts	50	28	—
Net change in unrealized appreciation (depreciation)	2,950	1,756	7,156
Net realized and unrealized gain (loss)	820	1,085	(1,198)
Net Increase (Decrease) in Net Assets from Operations	$2,748	$2,263	$3,119

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
35

SSgA
Fixed Income Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Bond Market Fund		Intermediate Fund		High Yield Bond Fund
Amounts in thousands	2009	2008	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,928	$5,980	$1,178	$1,898	$4,317	$2,790
Net realized gain (loss)	(2,130)	(39,010)	(671)	(6,394)	(8,354)	(2,044)
Net change in unrealized appreciation (depreciation)	2,950	20,766	1,756	3,340	7,156	(976)
Net increase (decrease) in net assets from operations	2,748	(12,264)	2,263	(1,156)	3,119	(230)
Distributions
From net investment income
Institutional Class	(1,981)	(6,748)	(1,201)	(2,031)	(4,148)	(2,665)
Class R	(3)	(1)	-	-	-	-
Net decrease in net assets from distributions	(1,984)	(6,749)	(1,201)	(2,031)	(4,148)	(2,665)
Share Transactions
Net increase (decrease) in net assets from share transactions	(11,930)	(204,556)	1,749	(11,815)	2,520	19,341
Total Net Increase (Decrease) in Net Assets	(11,166)	(223,569)	2,811	(15,002)	1,491	16,446
Net Assets
Beginning of period	52,468	276,037	38,497	53,499	50,365	33,919
End of period	$41,302	$52,468	$41,308	$38,497	$51,856	$50,365
Undistributed (overdistributed) net investment income included in net assets	$129	$185	$88	$111	$483	$327

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
36

This page has been intentionally left blank.

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss)		$$ Total Income from Operations	$$ Distributions from Net Investment Income	$$ Distributions from Net Realized Gain	$Net Asset Value, Total Distributions
Bond Market Fund
Institutional Class
August 31, 2009	8.17	.35	.23		.58	(.36)	—	(.36)
August 31, 2008	9.14	.44	(.99)		(.55)	(.42)	—	(.42)
August 31, 2007	9.78	.49	(.63)		(.14)	(.50)	— (b)	(.50)
August 31, 2006	10.21	.45	(.31)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.39	(.04)		.35	(.41)	(.14)	(.55)
Class R
August 31, 2009	8.12	.33	.22		.55	(.34)	—	(.34)
August 31, 2008	9.11	.36	(.95)		(.59)	(.40)	—	(.40)
August 31, 2007	9.78	.47	(.62)		(.15)	(.52)	— (b)	(.52)
August 31, 2006	10.21	.46	(.32)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.40	(.04)		.36	(.42)	(.14)	(.56)
Intermediate Fund
August 31, 2009	8.34	.26	.26		.52	(.27)	—	(.27)
August 31, 2008	9.00	.38	(.64)		(.26)	(.40)	—	(.40)
August 31, 2007	9.62	.47	(.63)		(.16)	(.46)	—	(.46)
August 31, 2006	9.94	.40	(.26)		.14	(.45)	(.01)	(.46)
August 31, 2005	10.19	.32	(.13)		.19	(.28)	(.16)	(.44)
High Yield Bond Fund
August 31, 2009	7.60	.64	(.48)		.16	(.64)	—	(.64)
August 31, 2008	8.27	.61	(.68)		(.07)	(.60)	—	(.60)
August 31, 2007	8.31	.60	(.04	)(d)	.56	(.60)	—	(.60)
August 31, 2006	8.78	.57	(.34	)(d)	.23	(.68)	(.02)	(.70)
August 31, 2005	8.76	.58	.06	(d)	.64	(.62)	—	(.62)
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $.005 per share.
(c) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d) Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
38

	$ %Net Assets, End of Period	$Ratio of Expenses to Average Total Return	Ratio of Expenses to Average End of Period (000)	%% Ratio of Net Investment Income Net Assets, Net(c)	% Net Assets, Gross	to Average Net Assets(c)	Portfolio Turnover Rate
Bond Market Fund
Institutional Class
August 31, 2009	8.39	7.39	41,151	.50	1.08	4.41	408
August 31, 2008	8.17	(6.14)	52,456	.50	.78	4.96	287
August 31, 2007	9.14	(1.64)	276,017	.50	.61	4.93	368
August 31, 2006	9.78	1.45	354,654	.50	.60	4.62	487
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	357
Class R
August 31, 2009	8.33	7.02	151	.68	1.27	4.09	408
August 31, 2008	8.12	(6.62)	12	1.00	1.54	4.23	287
August 31, 2007	9.11	(1.73)	20	.57	.68	4.88	368
August 31, 2006	9.78	1.51	20	.42	.53	4.75	487
August 31, 2005	10.21	3.55	11	.46	.52	3.99	357
Intermediate Fund
August 31, 2009	8.59	6.42	41,308	.60	1.84	3.19	414
August 31, 2008	8.34	(2.94)	38,497	.60	1.06	4.42	330
August 31, 2007	9.00	(1.78)	53,499	.60	.87	4.73	511
August 31, 2006	9.62	1.52	88,898	.60	.79	4.17	550
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440
High Yield Bond Fund
August 31, 2009	7.12	3.65	51,856	.75	1.06	10.20	289
August 31, 2008	7.60	(.87)	50,365	.75	1.02	7.66	106
August 31, 2007	8.27	6.85	33,919	.75	.99	7.01	95
August 31, 2006	8.31	2.83	50,406	.75	.77	6.74	167
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	137
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $.005 per share.
(c) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d) Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
39

SSgA

Fixed Income Funds

Notes to Financial Statements — August 31, 2009

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of August 31, 2009. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At August 31, 2009, none of the Funds' net assets were priced using a qualified broker quote. Exchange-listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value ("NAV") per share.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is unreliable.

Notes to Financial Statements
40

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended August 31, 2009 are disclosed in the Presentation of Portfolio Holdings.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Financial Statements
41

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2009, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2014	8/31/2015	8/31/2016	8/31/2017	Totals
Bond Market	$—	$2,466,296	$195,353	$40,164,567	$42,826,216
Intermediate	583,826	1,337,557	746,581	6,249,526	8,917,490
High Yield Bond	223,831	—	52,902	6,461,718	6,738,451

As of August 31, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$39,728,886	$40,054,719	$46,012,060
Gross Tax Unrealized Appreciation	1,596,545	1,213,741	5,059,098
Gross Tax Unrealized Depreciation	(85,065)	(112,998)	(233,251)
Net Tax Unrealized Depreciation	$1,511,480	$1,100,743	$4,825,847
Components of Distributable Earnings
Undistributed Ordinary Income	$129,159	$87,378	$483,131
Capital Loss Carryforward	$(42,826,216)	$(8,917,490)	$(6,738,451)
Tax Composition of Distributions
Ordinary Income	$1,984,271	$1,201,497	$4,148,069

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009, and treat it as arising in the fiscal year 2010. As of August 31, 2009, the Funds realized a capital loss as follows:

Bond Market	$1,675,270
Intermediate	1,072,697
High Yield Bond	3,386,718

The Funds are subject to the provisions of FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at August 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended August 31, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Notes to Financial Statements
42

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds' investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. This Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. As of August 31, 2009, there were no unfunded loan commitments in the High Yield Bond Fund.

Notes to Financial Statements
43

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

Mortgage-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative and hedging activities and the effect on the results of each Fund's operations and financial position.

The total amount of all open Derivative contracts at period end is indicative of the volume of this Derivative type.

The fair values of the Funds Derivative Instruments as shown on the Statement of Assets and Liabilities, categorized by risk exposure for the period ended August 31, 2009 were as follows:

(Amounts in thousands)

	Bond Market	Intermediate
Derivatives not accounted for as hedging instruments under Statement 133	Interest Rate Contracts	Interest Rate Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$6	$2
Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$6	$3

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets & Liabilities

The High Yield Bond Fund had no derivative instruments as of the period ended August 31, 2009.

Notes to Financial Statements
44

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

The effects of Derivative Instruments on the Statement of Operations for the six month period ended August 31, 2009 were as follows:

(Amounts in thousands)

	Bond Market	Intermediate
Derivatives not accounted for as hedging instruments under Statement 133	Interest Rate Contracts	Interest Rate Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$41	$28
Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$(11)	$(1)

The High Yield Bond Fund had no derivative instruments as of the six month period ended August 31, 2009.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Notes to Financial Statements
45

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the year ended August 31, 2009, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

	Purchases	Sales
Bond Market	$141,920,639	$141,827,778
Intermediate	123,913,080	118,864,060
High Yield Bond	119,118,270	114,614,489

US Government and Agencies

For the year ended August 31, 2009, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

	Purchases	Sales
Bond Market	$35,465,423	$45,325,560
Intermediate	25,147,901	28,075,763

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street," the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2009, there were no outstanding securities on loan and no securities lending income earned during the year.

Notes to Financial Statements
46

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

4.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both the Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor") a wholly-owned subsidiary of State Street Corporation will waive up to 0.70% of the average daily net assets of the distribution and service (12b-1) fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund's Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the year ended August 31, 2009 was $131,063 for the Institutional Class and $227 for Class R. The total amount of reimbursements for the fiscal year ended August 31, 2009 was $121,348 for the Institutional Class and $207 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the year ended August 31, 2009 was $110,666. The total amount of reimbursements for the fiscal year ended August 31, 2009 was $346,817.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the year ended August 31, 2009 was $126,515. There were no reimbursements for the year ended August 31, 2009.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such

Notes to Financial Statements
47

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2009, $4,216,348 of the Central Fund's net assets represents investments by these Funds, and $193,122,471 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the certain Funds' advisory fee equal to the advisory fee paid by the Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the year ended August 31, 2009, the total advisory fees waived are as follows:

Amount Paid
Bond Market	$1,701
Intermediate	1,532
High Yield Bond	3,619

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Bond Market	$13
Intermediate	8
High Yield Bond	204

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all three of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder service agreement with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services")

Notes to Financial Statements
48

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the year ended August 31, 2009, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets
Bond Market	$10,922	$467
Intermediate	9,222	1,408
High Yield Bond	10,582	341

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2009.

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule (12b-1) (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2009.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the year ended August 31, 2009, the Bond Market Fund Class R paid $38.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2009 were as follows:

	Bond Market	Intermediate	High Yield Bond
Advisory fees	$10,391	$10,235	$13,485
Administration fees	3,611	3,591	3,925
Custodian fees	8,187	6,660	6,021
Distribution fees	11,439	4,291	6,042
Shareholder servicing fees	916	2,276	1,733
Transfer agent fees	10,771	5,297	6,796
Trustees' fees	2,155	2,140	2,175
	$47,470	$34,490	$40,177

Notes to Financial Statements
49

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

Beneficial Interest

As of August 31, 2009, the following table includes shareholders (one of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Bond Market	2	69.7
Intermediate	3	76.1
High Yield Bond	2	67.7

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Bond Market Fund	2009	2008	2009	2008
Institutional Class
Proceeds from shares sold	950	1,628	$7,668	$14,182
Proceeds from reinvestment of distributions	246	610	1,976	5,296
Payments for shares redeemed	(2,710)	(26,032)	(21,703)	(224,027)
	(1,514)	(23,794)	(12,059)	(204,549)
Class R
Proceeds from shares sold	16	—	$128	$1
Proceeds from reinvestment of distributions	—	—	2	—
Payments for shares redeemed	—	(1)	(1)	(8)
	16	(1)	129	(7)
Total net increase (decrease)	(1,498)	(23,795)	$(11,930)	$(204,556)
Intermediate Fund
Proceeds from shares sold	1,155	1,395	$9,601	$12,045
Proceeds from reinvestment of distributions	146	233	1,201	2,023
Payments for shares redeemed	(1,107)	(2,957)	(9,053)	(25,883)
Total net increase (decrease)	194	(1,329)	$1,749	$(11,815)
High Yield Bond Fund
Proceeds from shares sold	11,212	4,182	$69,056	$32,518
Proceeds from reinvestment of distributions	400	136	2,552	1,074
Payments for shares redeemed	(10,954)	(1,796)	(69,088)	(14,251)
Total net increase (decrease)	658	2,522	$2,520	$19,341

6.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the

Notes to Financial Statements
50

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

SSgA Money Market Fund could result in additional borrowing costs. For the year ended August 31, 2009, the Funds did not utilize the Interfund Lending Program.

7.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of August 31, 2009, there no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.  Dividends

On September 1, 2009, the Funds declared the following dividends from net investment income payable on September 8, 2009 to shareholders of record September 2, 2009.

Net Investment Income
Bond Market Fund - Institutional Class	$0.0292
Bond Market Fund - Class R	0.0275
Intermediate Fund	0.0205
High Yield Bond Fund	0.0688

On October 1, 2009, the Funds declared the following dividends from net investment income payable on October 7, 2009 to shareholders of record October 2, 2009.

Net Investment Income
Bond Market Fund - Institutional Class	$0.0247
Bond Market Fund - Class R	0.0236
Intermediate Fund	0.0176
High Yield Bond Fund	0.0674

9.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

Notes to Financial Statements
51

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2009

10. Commitments and Contingencies

During 2008, class action complaints were filed in Federal District Court for the Southern District of New York against SSgA Funds with respect to Yield Plus Fund and Intermediate Fund (two portfolio series of SSgA Funds advised or formerly advised by the Advisor and distributed by the Distributor, the "Funds"), and certain current and former officers and trustees of the SSgA Funds. The Yield Plus Fund liquidated and ceased operations in May 2008. The complaints raise claims under the federal securities laws alleging that, among other things, the disclosure documents of the Funds contained material misrepresentations and omissions regarding the Funds' investments. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.

The Advisor believes that these complaints are without legal merit and intends to defend them vigorously. The SSgA Funds' Board of Trustees has also engaged counsel to defend the suits vigorously on behalf of the Funds and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of any particular outcome in these lawsuits, or whether any costs that the Funds may bear in defending the suits might not be reimbursed by insurance or the Advisor, the Advisor believes that these suits will not have a material adverse effect on the operations of any Fund and that the outcome of all of the suits will not impair the ability of the Advisor or the Distributor to perform their respective duties for any Fund.

11.  Subsequent Events

Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued. During this review nothing was discovered which would require disclosure within the financial statements.

Notes to Financial Statements
52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2009

Report of Independent Registered Public Accounting Firm
53

SSgA
Fixed Income Funds

Tax Information — August 31, 2009 (Unaudited)

For the tax year ended August 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information
54

SSgA
Fixed Income Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of those trustees who are not "interested persons" of the fund (commonly referred to as, the "Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the "Board") of the SSgA Funds (the "Trust"), including a majority of the Independent Trustees of the Trust, met on March 23, 2009 and on April 6 and 7, 2009 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a "Fund" and collectively, the "Funds"), continuation of the investment advisory agreement (the "Advisory Agreement") with SSgA Funds Management, Inc. (the "Advisor"). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•  A report prepared by an independent provider of investment company data, which includes for each Fund:

o  Comparisons of the Fund's performance over the past one-, three-, five- and ten-year periods ended December 31, 2008, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

o  Comparisons of the Fund's expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

o  A chart showing the Fund's historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

o  Comparisons of the Fund's contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•  Comparative information concerning fees charged by the Advisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•  Profitability analyses for the Advisor and its affiliates with respect to each Fund.

Information about Portfolio Management

•  Descriptions of the investment management services provided by the Advisor, including their investment strategies and processes;

•  Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through "soft dollar" benefits received in connection with the Funds' brokerage; and

•  Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Basis for Approval of Advisory Contracts
55

SSgA
Fixed Income Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

Information about the Advisor

•  Reports detailing the financial results and condition of the Advisor and its affiliates;

•  Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•  A copy of the Code of Ethics adopted by the Advisor, together with information relating to compliance with and the administration of such Code;

•  A copy of the Advisor's proxy voting policies and procedures;

•  Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor's record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•  A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•  Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds' relationship with these service providers; and

•  Copies of the Advisory Agreementand agreements with other service providers of the Funds.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund's investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 7, 2009 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor.

Basis for Approval of Advisory Contracts
56

SSgA
Fixed Income Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board considered the Advisor's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Advisor to the evaluation of credit, interest-rate and currency risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund's securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund's investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2008. The Board noted that the relative performance of the SSgA Bond Market Fund and SSgA Intermediate Fund had improved during the most recent one-year period ended December 31, 2008.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its peer group funds, or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund's management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients.

Basis for Approval of Advisory Contracts
57

SSgA
Fixed Income Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board concluded that the profitability of the Advisor and its affiliates with respect to each Fund is reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates have realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Basis for Approval of Advisory Contracts
58

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — August 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
59

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
60

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
61

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
62

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
63

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Fund Management and Service Providers
64

FIAR-08/09 (52486)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

International Stock Selection Fund — Class R

Annual Report

August 31, 2009

SSgA Funds

International Equity Funds

Annual Report

August 31, 2009

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2009 Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information useful.

The fiscal year ended August 31, 2009 was one of remarkable extremes, involving a series of unprecedented events affecting the financial markets and global economy as well as drastic shifts in the performance patterns of the capital markets. The financial markets in which the SSgA Funds operate continue to reflect the challenges of the global economic environment. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

President's Letter
3

This page has been intentionally left blank.

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Invests in:  Equity securities of foreign issuers domiciled, or having a substantial portion of their business, in countries having a developing or emerging economy or securities market.

Strategy:  The Fund invests in securities of issuers located in emerging market countries. The Fund's management team will evaluate the countries' economic and political climates with prospects for sustained macro and micro economic growth.

Emerging Markets Fund – Institutional Class

Period Ended 8/31/09	Total Return
1 Year	(16.50)%
5 Years	15.00	%+
10 Years	9.96	%+

Emerging Markets Fund – Select Class‡

Period Ended 8/31/09	Total Return
1 Year	(16.33)%
5 Years	15.17	%+
10 Years	10.04	%+

MSCI Emerging Markets Free Index (Gross)#

Period Ended 8/31/09	Total Return
1 Year	(9.66)%
5 Years	16.96	%+
10 Years	10.36	%+

MSCI Emerging Markets Free Index (Net)#

Period Ended 8/31/09	Total Return
1 Year	(9.95)%
5 Years	16.59	%+
10 Years	10.04	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Emerging Markets Fund Institutional Class and Select Class as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 are 1.26% and 1.03%, respectively.

See related Notes on following page.

Emerging Markets Fund
5

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total returns for the Institutional Class and Select Class of the Fund were -16.50% and -16.33% respectively, and the total return for the Index was -9.95%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

The Fund utilizes both a country selection and a stock selection model in its process. The underperformance of the Fund over the last fiscal year has largely been a result of stock selection in various countries. Through the second half of 2008 and most of 2009, the Fund had a slight overweight to Russia. Russia was one of the worst performing markets in 2008 and has faced challenging headwinds in 2009. The Fund also found China to be a challenging market. The China market has been in the spotlight for most of 2008 and 2009 as investors have been skeptical of its growth engine,yet the market outperformed the broader index. The Fund was hurt by the underweight to the Chinese market. The Taiwanese market performed in line with the broader Emering Market index but our performance was helped by strong stock selection, particularly among the technology names. The Fund also benefited from a number of positions in some of the smaller markets in the benchmark. Specifically, the Fund had modest overweights in Turkey, which contributed positively to overall performance.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The period from July 2008 through May 2009 was especially challenging for quantitative managers. The extreme market cycle and points of significant inflection caused dislocations for our value and momentum factors. In the second half of 2008, value factors (which normally provide balance in difficult times) did not work within the emerging markets universe. Country selection, historically the main driver of returns in the asset class, has been only modestly negative. In the first half of calendar 2009, the subsequent rebound in equity markets was driven heavily by the stocks that were beaten down in 2008. As financial conditions normalized, many stocks that had high insolvency risk rallied substantially from March to May 2009. The Fund was generally not overweight to these stocks as they were reviewed as having poor quality and momentum characteristics.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  #  The MSCI Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 25 world markets.

  +  Annualized.

  ‡  Performance for the Emerging Markets Select Class before its inception (March 2, 2006) is derived from the historical performance of the institutional class.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than those in US or longer established international markets. The prospectus contains further information and details regarding these risks.

The Prospectus contains further information and details regarding these risks.

Emerging Markets Fund
6

SSgA

Emerging Markets Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance 5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,661.00	$1,019.36
Expenses Paid During Period *	$7.78	$5.90

* Expenses are equal to the Fund's expense ratio of 1.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,662.00	$1,020.42
Expenses Paid During Period *	$6.37	$4.84

* Expenses are equal to the Fund's expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund
7

This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.3%
Argentina - 0.1%
Banco Patagonia SA (Æ)(Ñ)(ß)	206,430	2,355
Brazil - 11.0%
Banco Bradesco SA - ADR (Ñ)	1,450,586	23,514
Banco do Brasil SA	715,100	9,926
BM&F Bovespa SA	1,601,992	9,877
BRF - Brasil Foods SA - ADR (Æ)(Ñ)	140,738	6,218
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	121,131	5,908
Cia de Bebidas das Americas - ADR (Ñ)	136,376	10,170
Cia de Concessoes Rodoviarias (Ñ)	276,200	4,550
Cia Paranaense de Energia - ADR (Ñ)	505,805	7,794
Cia Siderurgica Nacional SA - ADR (Ñ)	406,000	10,593
Companhia Brasileira de Meios de Pagamento (Ñ)	706,100	6,159
Gerdau SA - ADR (Ñ)	401,000	4,712
Global Village Telecom Holding SA (Æ)	252,730	4,506
MRV Engenharia e Participacoes SA	186,000	3,369
Natura Cosmeticos SA	449,900	7,278
Petroleo Brasileiro SA - ADR	2,649,658	94,441
Vale SA Class B (Ñ)	3,417,455	65,649
Vivo Participacoes SA - ADR (Æ)(Ñ)	216,805	4,934
		279,598
Chile - 0.3%
Banco Santander Chile - ADR	29,286	1,498
Cia Cervecerias Unidas SA - ADR	44,063	1,434
Colbun SA	6,471,327	1,465
Lan Airlines SA - ADR (Ñ)	123,284	1,461
Sociedad Quimica y Minera de Chile SA - ADR	42,222	1,471
		7,329
China - 11.8%
Agile Property Holdings, Ltd. (Ñ)	3,206,000	3,642
Anhui Conch Cement Co., Ltd. Class H (Ñ)	548,000	3,475
Bank of China, Ltd.	63,090,000	30,674
BBMG Corp. (Æ)	450,500	484
China Citic Bank	6,035,000	3,643
China Coal Energy Co.	5,174,000	6,571
China Communications Construction Co., Ltd. Class H (Ñ)	5,887,024	6,725
China Communications Services Corp., Ltd. Class H	4,358,800	2,444
China Construction Bank Corp. Class H	42,774,000	32,271

	Principal Amount ($) or Shares	Market Value $
China High Speed Transmission Equipment Group Co., Ltd. (Ñ)	2,346,000	5,071
China Life Insurance Co., Ltd. Class H	6,975,000	29,413
China National Building Material Co., Ltd. Class H	2,614,400	5,515
China National Materials Co., Ltd.	2,490,400	2,056
China Petroleum & Chemical Corp. Class H (Ñ)	16,903,000	14,189
China Railway Construction Corp., Ltd. (Ñ)	4,580,500	6,770
China Shenhua Energy Co., Ltd.	2,472,800	9,996
China Shipping Development Co., Ltd. Class H (Ñ)	3,932,000	4,922
China Telecom Corp., Ltd. Class H (Ñ)	8,298,000	4,259
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	2,946,000	3,047
Hengan International Group Co., Ltd. (Ñ)	1,480,000	8,189
Industrial & Commercial Bank of China	33,775,000	23,043
Jiangxi Copper Co., Ltd. Class H (Ñ)	1,461,000	3,043
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	90,659	6,405
Parkson Retail Group, Ltd. (Ñ)	3,955,000	5,774
PetroChina Co., Ltd. Class H (Ñ)	18,392,000	20,209
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	1,343,500	10,075
Tencent Holdings, Ltd. (Ñ)	1,632,600	24,281
Want Want China Holdings, Ltd. (Ñ)	2,950,700	1,570
Weichai Power Co., Ltd. Class H	481,000	2,146
Xinao Gas Holdings, Ltd.	2,118,000	3,377
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	3,512,000	4,932
Zhejiang Expressway Co., Ltd. Class H	2,328,000	2,217
Zijin Mining Group Co., Ltd. Class H (Ñ)	9,385,000	7,866
		298,294
Colombia - 0.7%
BanColombia SA - ADR	194,532	6,914
Ecopetrol SA	7,349,272	9,566
Grupo de Inversiones Suramericana SA	164,008	1,784
		18,264
Czech Republic - 0.9%
CEZ AS	310,986	16,252
Komercni Banka AS	14,222	2,716
Telefonica O2 Czech Republic AS	177,587	4,929
		23,897

Emerging Markets Fund
9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Egypt - 0.5%
Commercial International Bank	316,306	3,099
Egyptian Co. for Mobile Services	31,111	1,218
Egyptian Financial Group-Hermes Holding	217,785	1,107
El Ezz Steel Co.	123,342	330
ElSwedy Cables Holding Co.	68,537	996
Orascom Construction Industries	59,833	2,516
Orascom Hotels & Development (Æ)	1	—	±
Talaat Moustafa Group (Æ)	758,028	863
Telecom Egypt	876,219	2,933
		13,062
Hong Kong - 4.7%
Beijing Enterprises Holdings, Ltd.	1,290,000	6,366
China Everbright, Ltd.	2,150,000	5,078
China Mobile, Ltd. (Ñ)	5,235,200	51,016
China Overseas Land & Investment, Ltd. (Ñ)	9,004,320	18,352
China Resources Power Holdings Co., Ltd.	3,040,400	7,431
CNOOC, Ltd. (Ñ)	16,847,500	22,025
GOME Electrical Appliances Holdings, Ltd.	10,742,719	2,853
Shanghai Industrial Holdings, Ltd.	1,199,000	5,751
		118,872
Hungary - 0.4%
Magyar Telekom Telecommunications PLC	497,013	2,016
MOL Hungarian Oil and Gas Nyrt (Æ)	32,868	2,578
OTP Bank PLC (Æ)	89,937	2,333
Richter Gedeon Nyrt.	17,080	3,429
		10,356
India - 2.1%
Axis Bank, Ltd.	80,507	1,492
Bharat Heavy Electricals, Ltd.	54,441	2,571
Bharti Airtel, Ltd.	138,190	1,203
Dr Reddys Laboratories, Ltd.	70,686	1,147
GAIL India, Ltd.	269,056	1,847
Grasim Industries, Ltd.	23,291	1,279
HDFC Bank, Ltd.	85,764	2,593
Hero Honda Motors, Ltd.	52,353	1,626
Housing Development Finance Corp.	67,353	3,411
ICICI Bank, Ltd.	285,296	4,386
Infosys Technologies, Ltd.	132,174	5,768
ITC, Ltd.	400,172	1,892
Jaiprakash Associates, Ltd.	256,399	1,192
Jindal Steel & Power, Ltd.	29,780	1,909
Larsen & Toubro, Ltd.	76,161	2,442

	Principal Amount ($) or Shares	Market Value $
Maruti Suzuki India, Ltd.	63,103	1,867
Oil & Natural Gas Corp., Ltd.	29,409	714
Reliance Industries, Ltd. (Æ)	186,691	7,673
Reliance Infrastructure, Ltd.	68,383	1,606
Sesa Goa, Ltd.	275,779	1,198
State Bank of India, Ltd.	30,153	1,076
Sterlite Industries India, Ltd.	144,345	1,995
Tata Consultancy Services, Ltd.	138,275	1,491
		52,378
Indonesia - 4.1%
Aneka Tambang Tbk PT	18,922,500	4,320
Astra International Tbk PT	5,471,120	16,355
Bank Central Asia Tbk PT	25,891,000	10,916
Bank Mandiri Tbk PT	21,194,000	8,687
Bank Rakyat Indonesia	15,265,000	11,499
Bumi Resources Tbk PT	20,395,500	5,951
Indofood Sukses Makmur Tbk PT	13,279,500	3,291
Indonesian Satellite Corp. Tbk PT	3,328,500	1,737
International Nickel Indonesia Tbk PT (Æ)	3,157,500	1,337
Perusahaan Gas Negara PT	26,970,500	9,330
Tambang Batubara Bukit Asam Tbk PT	4,087,000	5,311
Telekomunikasi Indonesia Tbk PT	19,616,500	16,333
Unilever Indonesia Tbk PT	2,674,000	2,675
United Tractors Tbk PT	4,297,500	5,795
		103,537
Israel - 2.9%
Bank Hapoalim BM (Æ)	662,987	2,129
Bank Leumi Le-Israel BM (Æ)	988,204	3,379
Bezeq Israeli Telecommunication Corp., Ltd.	1,836,513	3,840
Cellcom Israel, Ltd.	42,898	1,214
Check Point Software Technologies (Æ)	191,869	5,347
Delek Group, Ltd.	11,838	1,972
Discount Investment Corp.	56,396	1,308
Elbit Systems, Ltd.	14,588	948
Israel Chemicals, Ltd.	375,679	4,199
Israel Corp., Ltd. (The)	2,205	1,318
Mizrahi Tefahot Bank, Ltd. (Æ)	345,351	2,625
Partner Communications Co., Ltd.	52,020	993
Teva Pharmaceutical Industries, Ltd. - ADR	849,409	43,745
		73,017
Malaysia - 1.0%
Axiata Group BHD (Æ)	2,773,075	2,468
Bumiputra-Commerce Holdings BHD	1,281,600	3,599
Gamuda BHD	1,951,000	1,694
Genting BHD	1,265,200	2,383

Emerging Markets Fund
10

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
IJM Corp. BHD	1,271,500	2,150
Kuala Lumpur Kepong BHD	376,100	1,410
Malayan Banking BHD	1,941,770	3,565
Public Bank BHD	789,737	2,225
Sime Darby BHD	1,428,500	3,334
SP Setia BHD	49	—	±
Tenaga Nasional BHD	930,600	2,113
		24,941
Mexico - 3.5%
Alfa SAB de CV Class A	357,900	1,564
America Movil SAB de CV Series L	870,496	39,303
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	67,696	2,406
Fomento Economico Mexicano SAB de CV - ADR	233,500	8,495
Grupo Aeroportuario del Pacifico SAB de CV Class B	850,500	2,221
Grupo Financiero Banorte SAB de CV Class O	638,393	1,873
Grupo Financiero Inbursa SA Class O	738,200	1,985
Grupo Mexico SAB de CV (Æ)	3,971,225	5,754
Grupo Modelo SAB de CV (Æ)	623,000	2,263
Grupo Televisa SA - ADR	477,922	8,354
Kimberly-Clark de Mexico SAB de CV Class A	693,300	2,986
Wal-Mart de Mexico SAB de CV (Ñ)	3,180,150	11,271
		88,475
Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (l)	358,487	1,614
Peru - 0.1%
Cia de Minas Buenaventura SA - ADR	63,818	1,613
Credicorp, Ltd.	22,675	1,619
		3,232
Philippines - 0.9%
Ayala Corp.	399,694	2,503
Ayala Land, Inc.	12,879,000	2,817
Bank of the Philippine Islands	3,242,700	2,976
Energy Development Corp.	29,604,000	2,714
Jollibee Foods Corp.	527,300	556
Metropolitan Bank & Trust	1,229,100	978
Philippine Long Distance Telephone Co. - ADR	148,345	7,632
SM Investments Corp.	407,292	2,768
SM Prime Holdings, Inc.	4,892,000	1,048
		23,992

	Principal Amount ($) or Shares	Market Value $
Russia - 6.7%
Comstar United Telesystems OJSC - GDR	336,295	1,665
Federal Grid Co. Unified Energy System JSC (Æ)	462,600,239	3,909
Gazprom OAO - ADR	2,379,640	50,448
Gazpromneft JSC	325,083	1,180
Gazpromneft JSC - ADR (Ñ)	113,177	1,975
Luka Kotor AD Kotor - ADR	456,885	23,118
Lukoil OAO	92,051	4,438
MMC Norilsk Nickel - ADR (Æ)	969,597	10,716
Mobile Telesystems OJSC - ADR	233,416	10,126
NovaTek OAO - GDR	52,386	2,042
Novolipetsk Steel OJSC - GDR	169,992	4,080
Polymetal - GDR (Æ)	128,445	981
Polyus Gold Co.	56,404	2,031
Rosneft Oil Co.	1,483,621	9,301
RusHydro (Æ)	100,428,431	3,504
Sberbank of Russian Federation	10,170,960	15,220
Severstal - GDR	105,293	782
Sistema JSFC - GDR	287,596	4,544
Surgutneftegaz	5,634,198	4,620
Tatneft - ADR	250,921	6,239
Uralkali - GDR	126,987	2,390
Vimpel-Communications - ADR (Æ)	171,695	2,651
VTB Bank OJSC	1,792,148,060	2,509
Wimm-Bill-Dann Foods OJSC (Æ)(ß)	24,750	804
Wimm-Bill-Dann Foods OJSC - ADR (Æ)	9,519	603
		169,876
South Africa - 6.3%
ABSA Group, Ltd.	432,401	7,053
African Rainbow Minerals, Ltd.	154,988	3,212
Anglo Platinum, Ltd. (Æ)	54,131	4,811
AngloGold Ashanti, Ltd. - ADR (Ñ)	238,045	9,146
ArcelorMittal South Africa, Ltd.	233,895	3,510
Aspen Pharmacare Holdings, Ltd. (Æ)	931,204	7,008
Aveng, Ltd.	506,614	2,683
Bidvest Group, Ltd.	175,593	2,553
FirstRand, Ltd.	2,439,737	4,987
Foschini, Ltd.	774,264	6,078
Gold Fields, Ltd.	735,730	8,926
Impala Platinum Holdings, Ltd.	489,456	11,462
Investec, Ltd.	380,046	2,855
MTN Group, Ltd. (Ñ)	1,205,652	19,756
Naspers, Ltd. Class N	319,429	10,462
Nedbank Group, Ltd. (Ñ)	265,065	3,928
Remgro, Ltd.	436,444	4,828
Sanlam, Ltd.	1,120,493	2,957
Sasol, Ltd.	414,683	15,616

Emerging Markets Fund
11

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Shoprite Holdings, Ltd.	562,104	4,195
Standard Bank Group, Ltd.	1,015,868	13,138
Telkom SA, Ltd.	513,214	2,866
Truworths International, Ltd.	1,193,773	6,062
Vodacom Group Pty, Ltd. (Æ)	327,241	2,424
		160,516
South Korea - 13.8%
Amorepacific Corp.	4,789	2,791
Daegu Bank	196,100	2,283
Daelim Industrial Co., Ltd. (Ñ)	70,002	4,037
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	101,670	1,627
Dongbu Insurance Co., Ltd.	151,500	4,605
Hana Financial Group, Inc.	145,715	3,816
Hanjin Heavy Industries & Construction Co., Ltd. (Ñ)	90,860	2,006
Hanwha Corp.	57,110	2,001
Hyosung Corp. (Ñ)	30,480	2,202
Hyundai Department Store Co., Ltd. (Ñ)	91,756	7,020
Hyundai Development Co. (Ñ)	66,268	2,418
Hyundai Heavy Industries (Ñ)	38,777	5,905
Hyundai Mobis	128,995	13,675
Hyundai Motor Co.	183,389	15,553
Hyundai Steel Co.	95,113	6,034
KB Financial Group, Inc. (Æ)	461,520	18,928
Korea Gas Corp.	33,540	1,345
Korea Zinc Co., Ltd.	11,180	1,215
KT&G Corp.	181,626	9,786
LG Chem, Ltd.	97,580	14,717
LG Corp. Class H	133,768	8,146
LG Dacom Corp.	191,310	2,817
LG Display Co., Ltd.	91,070	2,690
LG Electronics, Inc. Class H (Ñ)	104,951	12,006
LG Household & Health Care, Ltd.	29,263	5,075
LG Telecom, Ltd.	532,658	3,321
Lotte Shopping Co., Ltd.	13,040	2,969
NHN Corp. (Æ)	45,526	6,193
POSCO	58,529	21,498
Samsung Card Co.	54,730	2,234
Samsung Electronics Co., Ltd.	139,133	85,651
Samsung Engineering Co., Ltd. (Ñ)	40,946	2,658
Samsung Fire & Marine Insurance Co., Ltd.	67,280	12,063
Samsung Heavy Industries Co., Ltd. (Ñ)	278,450	6,533
Samsung SDI Co., Ltd.	42,680	5,049
Samsung Techwin Co., Ltd.	46,640	2,902
Shinhan Financial Group Co., Ltd. (Æ)	539,262	17,683
Shinsegae Co., Ltd.	9,677	4,013
SK Energy Co., Ltd. (Ñ)	71,366	5,718
SK Holdings Co., Ltd. (Ñ)	40,891	3,436
SK Telecom Co., Ltd.	75,382	10,562

	Principal Amount ($) or Shares	Market Value $
Woongjin Coway Co., Ltd.	90,300	2,491
Yuhan Corp.	15,254	2,362
		350,034
Sri Lanka - 0.0%
Dialog Telekom, Ltd. (Æ)	7,571,603	379
Taiwan - 9.0%
Acer, Inc.	3,643,176	8,277
Advanced Semiconductor Engineering, Inc.	4,577,679	3,243
Asia Cement Corp.	4,281,125	4,549
Asustek Computer, Inc.	3,412,888	5,413
AU Optronics Corp.	7,472,587	7,421
Cathay Financial Holding Co., Ltd. (Æ)	4,232,459	5,897
China Steel Corp. Class H	6,650,469	6,025
Chinatrust Financial Holding Co., Ltd.	8,527,000	4,723
Chunghwa Telecom Co., Ltd.	3,698,589	6,331
Compal Electronics, Inc.	4,775,403	4,801
Far Eastern Department Stores Co., Ltd.	2,511,243	2,179
Far Eastern Textile Co., Ltd.	6,434,365	6,393
Formosa Chemicals & Fibre Corp.	1,603,239	2,803
Formosa Petrochemical Corp.	650,960	1,536
Formosa Plastics Corp.	5,784,420	10,379
Formosa Taffeta Co., Ltd.	1,141,000	716
Fubon Financial Holding Co., Ltd. (Æ)	8,250,000	7,682
HON HAI Precision Industry Co., Ltd.	6,047,052	20,216
HTC Corp.	639,767	6,413
Hua Nan Financial Holdings Co., Ltd.	1,461,240	792
InnoLux Display Corp.	1,341,723	1,497
MediaTek, Inc.	982,825	14,232
Mega Financial Holding Co., Ltd.	8,579,000	4,259
Micro-Star International Co., Ltd.	2,996,307	1,861
Pou Chen Corp. Class B	3,470,500	2,143
Powertech Technology, Inc.	2,756,242	7,498
Siliconware Precision Industries Co.	4,467,347	5,573
Silitech Technology Corp.	697,186	1,607
Taiwan Cooperative Bank	5,586,000	3,073
Taiwan Fertilizer Co., Ltd. Class H	1,175,000	3,392
Taiwan Mobile Co., Ltd.	2,166,092	3,398
Taiwan Semiconductor Manufacturing Co., Ltd.	19,168,782	34,367
Tripod Technology Corp.	1,975,595	4,374
U-Ming Marine Transport Corp.	825,000	1,333
Uni-President Enterprises Corp.	2,817,756	2,912
United Microelectronics Corp. (Æ)	16,828,000	6,871
Wafer Works Corp.	1	—	±
Wistron Corp.	3,661,329	7,066
Yuanta Financial Holding Co., Ltd.	12,454,220	7,663
		228,908

Emerging Markets Fund
12

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Thailand - 2.2%
Advanced Info Service PCL	1,521,100	3,857
Bangkok Bank PCL	1,841,300	6,006
Banpu PCL	388,400	4,591
CP ALL PCL	5,369,100	2,668
Glow Energy PCL - GDR	966,600	874
Kasikornbank PCL	2,514,600	5,478
Krung Thai Bank PCL	7,376,500	1,865
Land and Houses PCL	10,120,100	1,806
PTT Aromatics & Refining PCL	5,402,354	3,447
PTT Exploration & Production PCL	1,247,100	5,079
PTT PCL	1,247,833	8,952
Ratchaburi Electricity Generating Holding PCL	254,800	283
Siam Cement PCL	593,600	3,407
Siam Commercial Bank PCL	1,532,100	3,469
Thai Oil PCL	2,899,718	3,453
TMB Bank PCL (Æ)	31,643,100	1,014
		56,249
Turkey - 4.1%
Akbank TAS	1,942,787	11,182
Aksigorta AS - GDR	311,844	1,063
Anadolu Efes Biracilik Ve Malt Sanayii AS	456,989	5,006
Arcelik (Æ)	309,443	889
BIM Birlesik Magazalar AS	90,890	3,396
Dogan Sirketler Grubu Holdings (Æ)	1,130,380	1,067
Enka Insaat ve Sanayi AS	622,282	2,515
Eregli Demir ve Celik Fabrikalari TAS (Æ)	895,091	3,561
Haci Omer Sabanci Holding AS	1,570,364	6,089
KOC Holding AS (Æ)	1,849,599	4,921
Tupras Turkiye Petrol Rafine	287,423	4,321
Turk Telekomunikasyon AS	1,486,755	4,546
Turkcell Iletisim Hizmet AS	1,553,429	10,111
Turkiye Garanti Bankasi AS (Æ)	5,351,997	19,884
Turkiye Halk Bankasi AS	936,551	5,081
Turkiye Is Bankasi Class C	2,523,979	10,047
Turkiye Vakiflar Bankasi Tao Class D (Æ)	2,356,134	5,235
Yapi ve Kredi Bankasi AS (Æ)	1,912,971	4,043
		102,957
United States - 0.1%
Southern Copper Corp.	71,480	2,020
Total Common Stocks (cost $1,668,793)		2,214,152

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 4.1%
Brazil - 3.2%
AES Tiete SA	200,000	2,150
Banco do Estado do Rio Grande do Sul	1,119,683	6,202
Banco Sofisa SA	113,024	311
Cia de Transmissao de Energia Eletrica Paulista	231,540	5,889
Cia Energetica de Sao Paulo Class Preferenc (Æ)	456,752	4,893
Investimentos Itau SA	2,212,000	11,361
Itau Unibanco Holding SA	1,964,737	33,338
NET Servicos de Comunicacao SA (Æ)	434,886	4,576
Ultrapar Participacoes SA	207,200	7,579
Usinas Siderurgicas de Minas Gerais SA	199,800	4,696
		80,995
Russia - 0.2%
Surgutneftegaz	14,216,758	4,834
South Korea - 0.7%
Hyundai Motor Co.	104,410	3,655
LG Electronics, Inc.	25,720	1,200
Samsung Electronics Co., Ltd.	36,727	14,421
		19,276
Total Preferred Stocks (cost $66,474)		105,105
Warrants & Rights - 0.0%
Malaysia - 0.0%
IJM Land BHD (Æ) 2013 Warrants	85,730	18
Total Warrants & Rights (cost $0)		18
Short-Term Investments - 7.4%
United States - 7.4%
SSgA Prime Money Market Fund	186,682,855	186,683
Total Short-Term Investments (cost $186,683)		186,683
Other Securities - 9.6%
State Street Navigator Securities Prime Lending Portfolio (d)	244,263,820	244,264
Total Other Securities (cost $244,264)		244,264

Emerging Markets Fund
13

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

Market Value $
Total Investments - 108.4% (identified cost $2,166,214)	2,750,222
Other Assets and Liabilities, Net - (8.4%)	(214,169)
Net Assets - 100.0%	2,536,053

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Hang Seng China Enterprise Index Futures	95	HKD	53,547	09/09	(191)
JSE-40 Index (South Africa)	182	ZAR	40,779	09/09	486
MSCI Taiwan Index	1,582	USD	39,297	09/09	352
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					647

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	5.4	135,757
Consumer Staples	3.9	101,111
Energy	13.0	331,148
Financials	24.7	626,259
Health Care	2.6	65,880
Industrials	4.8	121,021
Information Technology	11.8	299,808
Materials	12.3	312,444
Telecommunication Services	9.7	245,401
Utilities	3.2	80,428
Warrants & Rights	—	18
Short-Term Investments	7.4	186,683
Other Securities	9.6	244,264
Total Investments	108.4	2,750,222
Other Assets and Liabilities, Net	(8.4)	(214,169)
Net Assets	100.0	2,536,053

Geographic Diversification	% of Net Assets	Market Value $
Africa	6.4	162,130
Asia	50.4	1,276,878
Europe	12.3	311,920
Latin America	18.9	480,248
Middle East	3.4	86,079
Other Regions	7.4	188,703
Other Securities	9.6	244,264
Total Investments	108.4	2,750,222
Other Assets and Liabilities, Net	(8.4)	(214,169)
Net Assets	100.0	2,536,053

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
14

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands

Index Swap Contracts

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Egypt Gross Dividends Reinvested	Barclays Bank	1,200	3 Month USD LIBOR- BBA minus 1.50%	08/19/10	111
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	3,445	3 Month USD LIBOR- BBA minus 1.25%	04/19/10	989
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	3,748	3 Month USD LIBOR- BBA minus 1.25%	04/20/10	911
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	3,826	3 Month USD LIBOR- BBA minus 1.25%	04/30/10	590
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	3,775	1 Month USD LIBOR- BBA minus 1.25%	05/04/10	328
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	5,000	3 Month USD LIBOR- BBA minus 1.50%	05/28/10	11
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	1,500	3 Month USD LIBOR- BBA minus 1.30%	06/11/10	380
MSCI India Gross Dividends Reinvested	Deutsche Bank	18,368	3 Month USD LIBOR- BBA minus 1.50%	09/14/09	366
MSCI India Gross Dividends Reinvested	Barclays Bank	15,000	3 Month USD LIBOR- BBA minus 1.10%	12/28/09	916
MSCI India Gross Dividends Reinvested	Barclays Bank	13,737	3 Month USD LIBOR- BBA minus 3.80%	01/29/10	422
MSCI India Gross Dividends Reinvested	Deutsche Bank	10,362	3 Month USD LIBOR- BBA minus 3.25%	01/28/10	163
MSCI India Gross Dividends Reinvested	Deutsche Bank	17,578	3 Month USD LIBOR- BBA minus 3.00%	02/25/10	(90)
MSCI India Gross Dividends Reinvested	Deutsche Bank	7,493	3 Month USD LIBOR- BBA minus 3.55%	03/26/10	490
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	989	3 Month USD LIBOR- BBA minus 2.25%	01/12/10	403
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	7,897	3 Month USD LIBOR- BBA minus 3.00%	05/24/10	(174)
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	5,944	3 Month USD LIBOR- BBA minus 2.25%	05/28/10	2,402
MSCI Turkey Free Gross Dividends Reinvested	Merrill Lynch	1,000	3 Month USD LIBOR- BBA minus 1.65%	07/14/10	332
Total Unrealized Appreciation/(Depreciation) on Open Index Swap Contracts					8,550

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
15

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — August 31, 2009

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Argentina	$2,355	$—	$—	$2,355	0.1
Brazil	279,598	—	—	279,598	11.0
Chile	7,329	—	—	7,329	0.3
China	6,889	291,405	—	298,294	11.8
Colombia	18,264	—	—	18,264	0.7
Czech Republic	—	23,897	—	23,897	0.9
Egypt	—	13,062	—	13,062	0.5
Hong Kong	—	118,872	—	118,872	4.7
Hungary	—	10,356	—	10,356	0.4
India	—	52,378	—	52,378	2.1
Indonesia	—	103,537	—	103,537	4.1
Israel	50,306	22,711	—	73,017	2.9
Malaysia	—	24,941	—	24,941	1.0
Mexico	88,475	—	—	88,475	3.5
Nigeria	1,614	—	—	1,614	0.1
Peru	3,232	—	—	3,232	0.1
Philippines	7,632	16,360	—	23,992	0.9
Russia	120,398	49,478	—	169,876	6.7
South Africa	9,146	151,370	—	160,516	6.3
South Korea	—	350,034	—	350,034	13.8
Sri Lanka	—	379	—	379	—	*
Taiwan	—	228,908	—	228,908	9.0
Thailand	34,961	21,288	—	56,249	2.2
Turkey	—	102,957	—	102,957	4.1
United States	2,020	—	—	2,020	0.1
Preferred Stocks	85,829	19,276	—	105,105	4.1
Warrants & Rights	18	—	—	18	—	*
Short-Term Investments	186,683	—	—	186,683	7.4
Other Securities	244,264	—	—	244,264	9.6
Total Investments	$1,149,013	$1,601,209	$—	$2,750,222	108.4
Other Assets and Liabilities, Net					(8.4)
					100.0
Futures Contracts	647	—	—	647	—	*
Index Swap Contracts	—	8,550	—	8,550	0.4
Total Other Financial Instruments**	647	8,550	—	9,197
Total	$1,149,660	$1,609,759	$—	$2,759,419

* Less than .05% of net assets.

**Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
16

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily equity securities of foreign issuers.

Strategy:  The management team utilizes a proprietary bottom-up stock selection process that is based on a quantitative multi-factor model used to select the best securities within each underlying country in the MSCI EAFE Index. Portfolio construction focuses on strong risk controls relative to the benchmark, specifically controls for country and size exposures.

International Stock Selection Fund – Institutional Class

Period Ended 8/31/09	Total Return
1 Year	(19.46)%
5 Years	5.41	%+
10 Years	2.53	%+

International Stock Selection Fund – Class R‡

Period Ended 8/31/09	Total Return
1 Year	(19.82)%
5 Years	4.89	%+
10 Years	2.08	%+

MSCI® EAFE® Index (Net dividend)#

Period Ended 8/31/09	Total Return
1 Year	(14.95)%
5 Years	5.82	%+
10 Years	2.27	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The total gross expense ratio for the International Stock Selection Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 are 1.19% and 1.51%, respectively.

See related Notes on page 19.

International Stock Selection Fund
17

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total returns for the Institutional Class and Class R of the Fund were -19.46% and -19.82% respectively, and the total return for the Index was -14.95%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

The Fund employs a core, risk-managed investment methodology that derives excess returns relative to the benchmark entirely from individual stock allocations versus specific sector, style or thematic biases. Consequently, the Fund does not rely upon broader market returns to drive relative performance from period to period. Further, the Fund's investment approach selects stocks based on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The year was certainly challenging for investors as there were some remarkable and historic events such as the continued momentum of the credit crisis to the failure of Freddie Mac and Fannie May, Lehman Bros., and the near collapse of the broader financial markets. Industrial production essentially halted, the consumer capitulated, the equity markets collapsed. In addition, the third calendar quarter of 2008 was characterized by the pull back in commodity prices (that had rallied during the first half of 2008) and continued deterioration of the credit markets. Moreover, slowing global demand pressured our stock selection within the materials sector where the model has identified a number of metals and mining stocks with strong earnings and positive momentum that nonetheless were savaged by the market in the third quarter of 2008.

While, the strategy held up reasonably well during the onslaught that occurred at the end of the third calendar quarter, the underperformance during the beginning of the fourth calendar quarter was due largely to the underweight position in Volkswagen — after the Fund sold it in September 2008. Volkswagen's price continued to increase due to the short squeeze driven by Porsche AG's acquisition. At one point, the price reached over 900EUR a share. The underweight to Volkswagen was beneficial in November 2008 as the price plummeted back from its October 2008 highs. From an industry group perspective, banks, automobiles, and capital goods detracted value for the quarter. The overweight positions to BNP Paribus and HSBC detracted significant value as financials came under historical pressure. Economic and credit concerns placed severe pressure on the automobile manufacturers and our overweight positions in Peugeot S.A and Renault detracted value. Finally, the capital goods grouping was hurt by the overweight to Sumitomo Electric. On the positive side, the telecommunication services group benefited from the overweight positions in the Japanese firms NTT DoCoMo and Nippon Telegraph & Telephone.

From a model perspective, growth and quality factors performed well in October and November 2008 but faded in December 2008, while valuation was weak during the first part of the fourth calendar quarter but was marginally positive in December 2008.

As we moved into 2009, investors became somewhat relieved as both monetary and fiscal policy actions had taken some of the "tail-risk" out of the equation for the global economy. In addition, some modest but stabilizing economic news surfaced in February 2009, which caused risk taking to come back in vogue and the markets rallied off their March 6, 2009 lows.

During the second quarter of 2009, financials surprised significantly on the upside driving stocks like Barclays, Unicredito significantly higher. Though these stocks rankings did rise in our models, the strategy was unable to participate fully in the run-up of these stocks. While the financials stocks owned by the Fund participated in the rally, those stocks could not make up for the rally in stocks

International Stock Selection Fund
18

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

which the Fund had underweighted. A similar story followed with materials and consumer staples where the most economically sensitive stocks were the best performers and more reasonably valued stocks the worst. The portfolio suffered mostly as it did not hold many of the names that rallied — Xstrata (+61.8%), Anglo American (+70.8%) and held more reasonably valued names that underperformed the sector — Newcrest Mining (8.5%), BHP Billiton (+13.8%).

It was not all gloom, on an individual basis the strategy benefited from stock positions in relatively cheap financials with reasonable growth prospects like — Banco Santander, BOC Hong Kong and AXA. Similarly an overweight position in Roche Added value as the company reported strong earnings and acquired Genentech.

As we moved into the third quarter of 2009, investors began to pay attention to fundamentals rather than simply buying the most beaten-down stocks and stock selection was strong. The best performing industry group for the strategy was materials which followed by technology, food beverage & tobacco and transportation. Retailing turned out to be the worst performing industry group. Telecommunication services and utilities detracted from the Fund's performance.

August 2009 started strong until the last 5 trading days of the month when equity risk appetite moved sharply higher bringing back the negative correlation between growth and value as well as the steep rise of high beta stocks similar to what was experienced in March and April 2009 albeit with much less magnitude.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index is a trademark of Morgan Stanley Capital International. As of June 2007, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

  ‡  Performance for the International Stock Selection Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information The Prospectus contains further information and details regarding these risks.

International Stock Selection Fund
19

SSgA

International Stock Selection Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,446.00	$1,020.16
Expenses Paid During Period *	$6.17	$5.09

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,441.80	$1,017.95
Expenses Paid During Period *	$8.86	$7.32

* Expenses are equal to the Fund's expense ratio of 1.44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund
20

SSgA
International Stock Selection Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.6%
Australia - 5.6%
Amcor, Ltd. (Ñ)	1,964,803	9,581
Boral, Ltd. (Ñ)	1,398,973	6,814
Commonwealth Bank of Australia (Ñ)	552,302	21,456
Incitec Pivot, Ltd.	2,915,946	7,366
Qantas Airways, Ltd.	6,153,430	13,226
Stockland (ö)	2,385,580	7,589
Westpac Banking Corp. (Ñ)	730,207	15,031
Woolworths, Ltd. (Ñ)	216,436	5,125
		86,188
Belgium - 0.6%
Delhaize Group SA	136,187	9,143
Bermuda - 0.3%
Noble Group, Ltd.	3,592,000	5,276
Denmark - 1.5%
Danisco A/S (Ñ)	146,886	7,193
Novo Nordisk A/S	261,683	15,992
		23,185
France - 9.9%
Alstom SA (Ñ)	209,367	14,764
AXA SA	683,992	15,638
BNP Paribas	276,880	22,345
Dassault Systemes SA (Ñ)	78,562	4,025
Eutelsat Communications (Ñ)	255,581	6,840
LVMH Moet Hennessy Louis Vuitton SA	68,087	6,527
Peugeot SA (Æ)(Ñ)	315,546	9,175
Publicis Groupe (Ñ)	168,787	6,223
Sanofi-Aventis SA	305,505	20,754
Schneider Electric SA (Ñ)	101,663	9,411
SCOR SE (Ñ)	157,855	4,156
Total SA	545,094	31,338
		151,196
Germany - 7.7%
Allianz SE (Ñ)	130,145	15,051
BASF SE	393,658	20,586
Deutsche Bank AG (Ñ)	186,917	12,736
MTU Aero Engines Holding AG	109,646	4,636
Muenchener Rueckversicherungs AG (Ñ)	95,443	14,238
RWE AG (Ñ)	291,643	27,054
Siemens AG (Ñ)	208,294	18,063
Software AG (Ñ)	71,760	5,497
		117,861

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 3.1%
BOC Hong Kong Holdings, Ltd. (Ñ)	4,690,500	9,426
Hongkong Electric Holdings, Ltd. (Ñ)	2,432,500	13,583
New World Development, Ltd.	6,024,000	12,147
Swire Pacific, Ltd.	1,179,500	12,300
		47,456
Italy - 3.4%
Enel SpA	3,332,618	19,633
ENI SpA	793,004	18,826
UniCredit SpA (Æ)	3,600,632	13,110
		51,569
Japan - 20.8%
Aisin Seiki Co., Ltd.	231,400	5,759
Asahi Breweries, Ltd. (Ñ)	526,800	9,157
Asahi Glass Co., Ltd. (Ñ)	461,000	3,986
Astellas Pharma, Inc.	302,600	12,089
Brother Industries, Ltd. (Ñ)	926,100	9,256
Chubu Electric Power Co., Inc. (Ñ)	440,800	10,231
Daicel Chemical Industries, Ltd.	645,000	4,178
Denso Corp. (Ñ)	352,800	10,188
Fast Retailing Co., Ltd. (Ñ)	39,300	4,690
Fujitsu, Ltd. (Ñ)	1,968,000	13,260
Honda Motor Co., Ltd.	381,200	11,959
ITOCHU Corp.	1,787,000	12,582
JFE Holdings, Inc.	190,700	6,611
Konica Minolta Holdings, Inc.	590,000	5,572
Kubota Corp. (Ñ)	647,000	5,303
Kyocera Corp.	159,200	13,249
Leopalace21 Corp.	1,150,300	10,356
Mitsubishi Corp. (Ñ)	318,400	6,352
Mitsubishi Electric Corp. (Ñ)	1,203,000	8,893
Mitsui & Co., Ltd. (Ñ)	1,145,000	14,796
Mizuho Financial Group, Inc.	4,575,000	11,147
Nintendo Co., Ltd. (Ñ)	27,000	7,282
Nippon Express Co., Ltd.	900,000	4,006
Nippon Telegraph & Telephone Corp.	363,200	16,153
Nissan Motor Co., Ltd. (Ñ)	2,188,000	15,261
Nisshinbo Holdings, Inc.	337,000	3,917
Nomura Holdings, Inc. (Ñ)	1,181,300	10,361
Sony Corp.	372,100	9,952
Sumitomo Electric Industries, Ltd.	688,200	8,838
Sumitomo Mitsui Financial Group, Inc. (Ñ)	180,500	7,737
Terumo Corp.	64,800	3,394
Tokyo Electron, Ltd. (Ñ)	154,500	8,336
Toyota Motor Corp.	228,600	9,748
Yamato Holdings Co., Ltd.	892,000	14,780
Yamato Kogyo Co., Ltd. - GDR	290,500	8,624
		318,003

International Stock Selection Fund
21

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Netherlands - 5.2%
European Aeronautic Defence and Space Co. NV	437,489	9,094
ING Groep NV (Æ)	922,665	13,962
Koninklijke Ahold NV (Ñ)	1,025,952	12,042
Koninklijke DSM NV	373,788	13,651
Unilever NV	1,102,025	30,811
		79,560
Norway - 1.5%
StatoilHydro ASA	436,800	9,557
Tandberg ASA (Ñ)	285,600	5,924
Telenor ASA (Æ)	746,800	7,047
		22,528
Singapore - 2.6%
DBS Group Holdings, Ltd. (Ñ)	1,510,000	13,230
Singapore Exchange, Ltd.	1,705,000	9,880
Singapore Telecommunications, Ltd. (Ñ)	7,474,000	16,275
		39,385
Spain - 6.6%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	1,259,931	22,475
Banco Santander SA	2,028,132	31,282
Indra Sistemas SA (Ñ)	170,368	4,045
Repsol YPF SA	454,563	11,299
Telefonica SA	1,238,499	31,270
		100,371
Sweden - 3.4%
Alfa Laval AB (Ñ)	570,218	6,383
Boliden AB (Ñ)	894,821	9,221
Electrolux AB (Æ)	527,453	10,977
Securitas AB (Ñ)	521,054	5,093
Svenska Cellulosa AB (Ñ)	608,631	7,957
Swedish Match AB (Ñ)	609,468	11,738
		51,369
Switzerland - 7.5%
Baloise Holding AG	103,670	9,397
Credit Suisse Group AG	273,540	13,942
Geberit AG (Ñ)	42,876	6,610
Nestle SA	980,972	40,772
Roche Holding AG	46,414	7,386
Swisscom AG	44,680	15,451
Syngenta AG	36,932	8,687
Zurich Financial Services AG	53,044	11,694
		113,939

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 18.5%
Aggreko PLC (Ñ)	432,604	4,662
Amlin PLC	646,709	3,854
Associated British Foods PLC	113,817	1,479
AstraZeneca PLC	459,908	21,191
Barclays PLC (Æ)(Ñ)	2,134,116	13,081
BHP Billiton PLC (Ñ)	1,204,515	31,606
BP PLC	4,073,947	35,066
Centrica PLC	3,750,169	15,326
Compass Group PLC	1,437,047	7,641
Drax Group PLC (Ñ)	1,024,132	7,951
Game Group PLC	2,574,230	6,841
GlaxoSmithKline PLC	1,030,867	20,180
HSBC Holdings PLC (Ñ)	2,828,897	30,906
Intercontinental Hotels Group PLC	378,404	4,693
Man Group PLC	1,309,053	5,672
Next PLC	370,340	9,821
Petrofac, Ltd.	1,081,054	15,355
Reckitt Benckiser Group PLC	194,023	8,987
Shire PLC (Ñ)	619,645	10,272
Smith & Nephew PLC	647,604	5,504
Thomson Reuters PLC	221,901	6,979
WM Morrison Supermarkets PLC	1,113,658	5,025
Wolseley PLC (Æ)	94,618	2,213
Xstrata PLC	632,022	8,368
		282,673
United States - 0.4%
Synthes, Inc. (Æ)	59,034	6,918
Total Common Stocks (cost $1,424,140)		1,506,620
Warrants & Rights - 0.1%
Australia - 0.1%
Amcor, Ltd. (Ñ) 2009 Rights	873,245	1,085
Total Warrants & Rights (cost $0)		1,085
Short-Term Investments - 0.4%
United States - 0.4%
SSgA Prime Money Market Fund	6,434,244	6,434
Total Short-Term Investments (cost $6,434)		6,434

International Stock Selection Fund
22

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 7.5%
State Street Navigator Securities Prime Lending Portfolio (d)	114,660,540	114,661
Total Other Securities (cost $114,661)		114,661
Total Investments - 106.6% (identified cost $1,545,235)		1,628,800
Other Assets and Liabilities, Net - (6.6%)		(101,242)
Net Assets - 100.0%		1,527,558

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU)	400	EUR	6,350	09/09	20
TOPIX Index (Japan)	50	JPY	481,000	09/09	(45)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(25)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Counter Party	Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2,872	EUR	2,000	Morgan Stanley	09/01/09	(4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4)

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
23

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	9.7	147,875
Consumer Staples	9.8	149,113
Energy	7.9	121,441
Financials	27.1	413,953
Health Care	8.1	123,680
Industrials	11.1	170,123
Information Technology	3.6	54,336
Materials	9.6	147,236
Short-Term Investments	0.4	6,434
Telecommunication Services	6.1	93,036
Utilities	5.6	85,827
Warrants & Rights	0.1	1,085
Other Securities	7.5	114,661
Total Investments	106.6	1,628,800
Other Assets and Liabilities, Net	(6.6)	(101,242)
Net Assets	100.0	1,527,558
Geographic Diversification	% of Net Assets	Market Value $
Asia	11.4	174,114
Europe	47.2	720,721
Japan	20.8	318,003
Latin America	0.3	5,276
Other Regions	0.9	13,352
United Kingdom	18.5	282,673
Other Securities	7.5	114,661
Total Investments	106.6	1,628,800
Other Assets and Liabilities, Net	(6.6)	(101,242)
Net Assets	100.0	1,527,558

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
24

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — August 31, 2009

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Australia	$—	$86,188	$—	$86,188	5.6
Belgium	—	9,143	—	9,143	0.6
Bermuda	—	5,276	—	5,276	0.3
Denmark	—	23,185	—	23,185	1.5
France	—	151,196	—	151,196	9.9
Germany	—	117,861	—	117,861	7.7
Hong Kong	—	47,456	—	47,456	3.1
Italy	—	51,569	—	51,569	3.4
Japan	—	318,003	—	318,003	20.8
Netherlands	—	79,560	—	79,560	5.2
Norway	—	22,528	—	22,528	1.5
Singapore	—	39,385	—	39,385	2.6
Spain	—	100,371	—	100,371	6.6
Sweden	—	51,369	—	51,369	3.4
Switzerland	—	113,939	—	113,939	7.5
United Kingdom	—	282,673	—	282,673	18.5
United States	—	6,918	—	6,918	0.4
Warrants & Rights	1,085	—	—	1,085	0.1
Short-Term Investments	6,434	—	—	6,434	0.4
Other Securities	114,661	—	—	114,661	7.5
Total Investments	$122,180	$1,506,620	$—	$1,628,800	106.6
Other Assets and Liabilities, Net					(6.6)
					100.0
Futures Contracts	(25)		—	(25)	(—	)*
Foreign Currency Exchange Contracts	(4)		—	(4)	(—	)*
Total Other Financial Instruments**	(29)	—	—	(29)
Total	$122,151	$1,506,620	$—	$1,628,771

* Less than .05% of net assets

**Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
25

SSgA

International Equity Funds

Notes to Schedules of Investments — August 31, 2009

Footnotes

(Æ)  Non-income producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

(ö)  Real Estate Investment Trust (REIT).

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
26

SSgA
International Equity Funds

Statements of Assets and Liabilities — August 31, 2009

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund
Assets
Investments, at identified cost	$2,166,214	$1,545,235
Investments, at market*	2,750,222	1,628,800
Cash (restricted)	5,524	1,264
Foreign currency holdings**	22,861	3,293
Receivables:
Dividends and interest	5,425	2,605
Investments sold	685	6,478
Fund shares sold	4,798	2,688
Miscellaneous receivables	83	—
Foreign taxes recoverable	2	695
From Advisor	236	217
Daily variation margin on futures contracts	1,077	89
Prepaid expenses	44	24
Unrealized appreciation on index swap contracts	8,814	—
Total assets	2,799,771	1,646,153
Liabilities
Payables:
Due to Custodian	7,186	—
Investments purchased	3,293	334
Fund shares redeemed	3,365	2,112
Accrued fees to affiliates	2,205	1,223
Other accrued expenses	143	153
Deferred tax liability	2,537	—
Daily variation margin on futures contracts	461	108
Unrealized depreciation on foreign currency exchange contracts	—	4
Payable upon return of securities loaned	244,264	114,661
Unrealized depreciation on index swap contracts	264	—
Total liabilities	263,718	118,595
Net Assets	$2,536,053	$1,527,558
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$29,185	$33,473
Accumulated net realized gain (loss)	(642,104)	(733,716)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	581,471	83,565
Futures contracts	647	(25)
Index swap contracts	8,550	—
Foreign currency-related transactions	178	68
Shares of beneficial interest	152	165
Additional paid-in capital	2,557,974	2,144,028
Net Assets	$2,536,053	$1,527,558

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
27

SSgA
International Equity Funds

Statements of Assets and Liabilities, continued — August 31, 2009

	Emerging Markets Fund	International Stock Selection Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$16.61	$9.24
Net assets	$1,453,575,267	$1,525,020,311
Shares outstanding ($.001 par value)	87,511,699	165,053,286
Net asset value per share: Class R***	$—	$9.17
Net assets	$—	$2,537,419
Shares outstanding ($.001 par value)	—	276,593
Net asset value per share: Select Class***	$16.67	$—
Net assets	$1,082,477,648	$—
Shares outstanding ($.001 par value)	64,932,571	—
Amounts in thousands
* Securities on loan included in investments	$252,256	$135,375
** Foreign currency holdings - cost	$22,679	$3,264
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
28

SSgA
International Equity Funds

Statements of Operations — For the Period Ended August 31, 2009

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund
Investment Income
Dividends	$67,597	$52,301
Dividends from affiliated money market fund	1,230	223
Interest	1,091	1
Securities lending income	2,921	2,913
Less foreign taxes withheld	(6,344)	(4,691)
Total investment income	66,495	50,747
Expenses
Advisory fees	15,647	9,429
Administrative fees	661	374
Custodian fees	2,738	681
Distribution fees	1,956	2,604
Distribution fees - Class R	—	4
Transfer agent fees	559	587
Professional fees	67	56
Registration fees	71	82
Shareholder servicing fees - Institutional Class	1,155	483
Shareholder servicing fees - Class R	—	10
Shareholder servicing fees - Select Class	208	—
Trustees' fees	68	46
Insurance fees	62	35
Printing fees	178	165
Miscellaneous	27	42
Expenses before reductions	23,397	14,598
Expense reductions	(164)	(2,017)
Net expenses	23,233	12,581
Net investment income (loss)	43,262	38,166
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	(635,053)	(533,610)
Futures contracts	(859)	(6,895)
Index swap contracts	2,434	—
Foreign currency-related transactions	(2,626)	(474)
Net realized gain (loss)	(636,104)	(540,979)
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	52,349	147,668
Futures contracts	(105)	(55)
Index swap contracts	11,467	—
Foreign currency-related transactions	2,577	333
Net change in unrealized appreciation (depreciation)	66,288	147,946
Net realized and unrealized gain (loss)	(569,816)	(393,033)
Net Increase (Decrease) in Net Assets from Operations	$(526,554)	$(354,867)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
29

SSgA
International Equity Funds

Statements of Changes In Net Assets — For the Periods Ended August 31,

	Emerging Markets Fund		International Stock Selection Fund
Amounts in thousands	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,262	$58,250	$38,166	$50,227
Net realized gain (loss)	(636,104)	289,964	(540,979)	(156,799)
Net change in unrealized appreciation (depreciation)	66,288	(821,104)	147,946	(348,732)
Net increase (decrease) in net assets from operations	(526,554)	(472,890)	(354,867)	(455,304)
Distributions
From net investment income
Institutional Class	—	(81,438)	(33,824)	(71,703)
Class R	—	—	(42)	(49)
Select Class	—	(45,254)	—	—
From realized gain
Institutional Class	(138,780)	(179,979)	—	(74,384)
Class R	—	—	—	(54)
Select Class	(91,382)	(92,834)	—	—
Net decrease in net assets from distributions	(230,162)	(399,505)	(33,866)	(146,190)
Share Transactions
Net increase (decrease) in net assets from share transactions	138,036	142,861	89,923	(742,096)
Total Net Increase (Decrease) in Net Assets	(618,680)	(729,534)	(298,810)	(1,343,590)
Net Assets
Beginning of period	3,154,733	3,884,267	1,826,368	3,169,958
End of period	$2,536,053	$3,154,733	$1,527,558	$1,826,368
Undistributed (overdistributed) net investment income included in net assets	$29,185	$(15,858)	$33,473	$24,676

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
30

This page has been intentionally left blank.

SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees added to Additional Paid-in Capital
Emerging Markets Fund
Institutional Class
August 31, 2009	22.72	.27		(4.71)	(4.44)	—	(1.67)	(1.67)	—
August 31, 2008	28.86	.40		(3.59)	(3.19)	(.92)	(2.03)	(2.95)	—
August 31, 2007	21.18	.33		8.79	9.12	(.33)	(1.11)	(1.44)	—	(e)
August 31, 2006	17.47	.26		5.00	5.26	(.48)	(1.09)	(1.57)	.02
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(e)
Select Class
August 31, 2009	22.75	.30		(4.71)	(4.41)	—	(1.67)	(1.67)	—
August 31, 2008	28.89	.46		(3.59)	(3.13)	(.98)	(2.03)	(3.01)	—
August 31, 2007	21.20	.39		8.79	9.18	(.38)	(1.11)	(1.49)	—	(e)
August 31, 2006 (1)	21.48	.20		(.48)	(.28)	—	—	—	—	(e)
International Stock Selection Fund
Institutional Class
August 31, 2009	11.79	.24		(2.57)	(2.33)	(.22)	—	(.22)	—
August 31, 2008	14.71	.27		(2.52)	(2.25)	(.33)	(.34)	(.67)	—
August 31, 2007	12.88	.33		2.05	2.38	(.19)	(.36)	(.55)	—	(e)
August 31, 2006	10.54	.26		2.56	2.82	(.15)	(.33)	(.48)	—	(e)
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(e)
Class R
August 31, 2009	11.68	.21		(2.55)	(2.34)	(.17)	—	(.17)	—
August 31, 2008	14.60	.27		(2.55)	(2.28)	(.30)	(.34)	(.64)	—
August 31, 2007	12.80	.28		2.01	2.29	(.13)	(.36)	(.49)	—	(e)
August 31, 2006	10.47	.21		2.53	2.74	(.08)	(.33)	(.41)	—	(e)
August 31, 2005	8.51	—	(e)	2.15	2.15	(.19)	—	(.19)	—	(e)

(1)  For the period March 2, 2006 (commencement of sale) to August 31, 2006.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The rations for periods less than one year are annualized.
(d)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(e)  Less than $.005 per share.
(f)  Less than .005% of average net assets.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
32

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)		% Portfolio Turnover rate(b)
Emerging Markets Fund
Institutional Class
August 31, 2009	16.61	(16.50)	1,453,575	1.20	1.21	1.99		61
August 31, 2008	22.72	(13.53)	1,949,537	1.24	1.25	1.39		42
August 31, 2007	28.86	45.69	2,582,843	1.25	1.27	1.35		39
August 31, 2006	21.18	33.09	1,358,140	1.25	1.28	1.29		37
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		53
Select Class
August 31, 2009	16.67	(16.33)	1,082,478	.98	.99	2.22		61
August 31, 2008	22.75	(13.33)	1,205,196	1.02	1.03	1.64		42
August 31, 2007	28.89	46.00	1,301,424	1.04	1.06	1.59		39
August 31, 2006 (1)	21.20	(1.30)	546,536	1.06	1.12	2.01		37
International Stock Selection Fund
Institutional Class
August 31, 2009	9.24	(19.46)	1,525,020	1.00	1.16	3.04		122
August 31, 2008	11.79	(16.20)	1,823,516	1.00	1.19	1.94		75
August 31, 2007	14.71	19.07	3,168,823	1.00	1.18	2.29		54
August 31, 2006	12.88	27.98	1,014,605	1.00	1.20	2.21		60
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59
Class R
August 31, 2009	9.17	(19.82)	2,537	1.44	1.60	2.65		122
August 31, 2008	11.68	(16.46)	2,852	1.32	1.51	2.04		75
August 31, 2007	14.60	18.41	1,135	1.49	1.67	1.95		54
August 31, 2006	12.80	27.28	265	1.49	1.69	1.77		60
August 31, 2005	10.47	25.76	105	1.58	1.82	—	(f)	59

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
33

SSgA

International Equity Funds

Notes to Financial Statements — August 31, 2009

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of August 31, 2009. These financial statements report on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

On October 16, 2008, the Board approved a plan to liquidate the SSgA International Growth Opportunities Fund. The liquidation occurred on December 12, 2008.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred

Notes to Financial Statements
34

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended August 31, 2009 are disclosed in the Presentation of Portfolio Holdings.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Notes to Financial Statements
35

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2009 the following Fund had a net tax basis capital loss carryover, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/17	Total
Emerging Markets	$175,079,011	$175,079,011
International Stock Selection	274,357,820	274,357,820

As of August 31, 2009, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selection
Cost of Investments for Tax Purposes	$2,205,205,830	$1,556,645,367
Gross Tax Unrealized Appreciation	661,694,969	133,193,950
Gross Tax Unrealized Depreciation	(116,679,006)	(61,039,333)
Net Tax Unrealized Appreciation (Depreciation)	$545,015,963	$72,154,617
Components of Distributable Earnings
Undistributed Ordinary Income	$60,623,066	$33,982,005
Capital Loss Carryforward	$(175,079,011)	$(274,357,820)
Tax Composition of Distributions
Ordinary Income	$110,794	$33,866,151
Long-Term Capital Gains	$230,052,053	$—

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009, and treat it as arising in the fiscal year 2010. As of August 31, 2009, the Funds realized a capital loss as follows:

Emerging Markets	$451,178,969
International Stock Selection	448,461,410

The Funds are subject to the provisions of FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at August 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended August 31, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Notes to Financial Statements
36

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP are primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at August 31, 2009. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$2,537,154	$1,138,841

Notes to Financial Statements
37

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative and hedging activities and the effect on the results of each Fund's operations and financial position.

The total amount of all open Derivative contracts at period end is indicative of the volume of this Derivative type.

The fair values of the Funds Derivative Instruments as shown on the Statement of Assets and Liabilities, categorized by risk exposure for the period ended August 31, 2009 were as follows:

(Amounts in thousands)

	Emerging Markets		International Stock Selection
Derivatives not accounted for as hedging instruments under Statement 133	Equity Contracts	Foreign Currency Contracts	Equity Contracts	Foreign Currency Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$838	$—	$20	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—
Unrealized appreciation on index swap contracts	8,814	—	—	—
	$9,652	$—	$20	$—
Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$191	$—	$45	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	4
Unrealized depreciation on index swap contracts	264	—	—	—
	$455	$—	$45	$4

* Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.
Only current day's variation margin is reported within the Statement of Assets & Liabilities.

Notes to Financial Statements
38

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

The effects of Derivative Instruments on the Statement of Operations for the six month period ended August 31, 2009 were as follows:

(Amounts in thousands)

	Emerging Markets		International Stock Selection
Derivatives not accounted for as hedging instruments under Statement 133	Equity Contracts	Foreign Currency Contracts	Equity Contracts	Foreign Currency Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$27,502	$—	$211	$—
Foreign currency-related transactions	—	—	—	—
Index swap contracts	49,013	—	—	—
Total	$76,515	$—	$211	$—
Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$1,300	$—	$2,203	$—
Foreign currency-related transactions	—	—	—	159
Index swap contracts	14,128	—	—	—
Total	$15,428	$—	$2,203	$159

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions. Open forward currency exchange contracts at August 31, 2009 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2009, the Emerging Markets Fund and International Stock Selection Fund had cash collateral balances in the amount of $5,523,611 and $1,264,394, respectively, held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the

Notes to Financial Statements
39

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. ("the Advisor") deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of August 31, 2009, the Emerging Markets Fund had $8,970,000 in cash collateral due to broker in connection with swap contracts purchased (sold).

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the year ended August 31, 2009, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$1,200,976,609	$1,199,371,305
International Stock Selection	1,653,183,394	1,557,777,323

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street," the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Notes to Financial Statements
40

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2009, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$24,261,997	Pool of US Government and European Government Bonds
International Stock Selection	28,641,559	Pool of US Government and European Government Bonds

4.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor") which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of Distribution (12b-1) and service fees. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund's advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). There were no waivers for the Institutional Class or the Select Class for the year ended August 31, 2009. There were no reimbursements for the Institutional Class or the Select Class for the year ended August 31, 2009.

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the year ended August 31, 2009 was $1,991,030 for the Institutional Class and $3,297 for Class R. There were no reimbursements for the Institutional Class or Class R for the year ended August 31, 2009.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Notes to Financial Statements
41

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2009, $193,117,099 of the Central Fund's net assets represents investments by these Funds, and $4,221,720 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the Funds' advisory fee equal to the advisory fee paid by the Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the year ended August 31, 2009, the total advisory fees waived are as follows:

Amount
Emerging Markets	$162,500
International Stock Selection	22,368

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets	$1,514
International Stock Selection	87

Securities Lending

For the period September 1, 2008 through August 31, 2009, State Street earned securities lending agent fees as follows:

Funds	Agent Fees Earned
Emerging Markets	$878,565
International Stock Selection	739,846

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund of the Investment Company with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements
42

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the year ended August 31, 2009, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets
Emerging Markets	$314,065	$10,037
International Stock Selection	313,765	1,189

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2009.

Class R

The Investment Company maintains a distribution plan with respect to the Class R shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of August 31, 2009.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the year ended August 31, 2009, this amounted to $1,039 for the International Stock Selection Fund.

Select Class

The Investment Company maintains a distribution plan with respect to the Select Class shares pursuant to Rule 12b-1 (the "Select Plan") under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Funds and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund's average net asset value per year. Any payments that are required to be made

Notes to Financial Statements
43

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of August 31, 2009.

Under the Select Plan, the Funds have a distribution agreement with the Distributor. For these services, Select Class pays the Distributor 0.025% of the daily net asset value. For the year ended August 31, 2009, this amounted to $207,499 for the Emerging Markets Fund.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2009 were as follows:

	Emerging Markets	International Stock Selection
Advisory fees	$1,636,855	$951,329
Administration fees	120,955	69,359
Custodian fees	240,136	55,785
Shareholder servicing fees	108,513	42,366
Transfer agent fees	88,036	97,840
Trustees' fees	10,716	6,747
	$2,205,211	$1,223,426

Beneficial Interest

As of August 31, 2009, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	2	52.8
International Stock Selection	2	83.9

5.  Fund Share Transactions

	(Amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
Emerging Markets Fund	2009	2008	2009	2008
Institutional Class
Proceeds from shares sold	53,879	23,299	$702,371	$673,043
Proceeds from reinvestment of distributions	11,393	7,959	133,531	246,132
Payments for shares redeemed	(63,554)	(34,961)	(854,156)	(1,002,433)
	1,718	(3,703)	$(18,254)	$(83,258)
Select Class
Proceeds from shares sold	29,760	14,886	$390,766	$421,350
Proceeds from reinvestment of distributions	4,044	2,298	47,479	71,103
Payments for shares redeemed	(21,848)	(9,260)	(281,955)	(266,334)
	11,956	7,924	156,290	226,119
Total net increase (decrease)	13,674	4,221	$138,036	$142,861

Notes to Financial Statements
44

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2009

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
International Stock Selection Fund	2009	2008	2009	2008
Institutional Class
Proceeds from shares sold	74,050	64,134	$596,605	$895,213
Proceeds from reinvestment of distributions	3,926	9,598	31,449	141,378
Payments for shares redeemed	(67,565)	(134,561)	(538,372)	(1,781,067)
	10,411	(60,829)	$89,682	$(744,476)
Class R
Proceeds from shares sold	88	601	$678	$8,078
Proceeds from reinvestment of distributions	5	7	41	101
Payments for shares redeemed	(61)	(442)	(478)	(5,799)
	32	166	241	2,380
Total net increase (decrease)	10,443	(60,663)	$89,923	$(742,096)

6.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the year ended August 31, 2009, the Funds did not utilize the Interfund Lending Program.

7.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

8.  Subsequent Events

Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements
45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Emerging Markets Fund and SSgA International Stock Selection Fund (the "Funds") (two of the Funds comprising the SSgA Funds) as of August 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2009

Report of Independent Registered Public Accounting Firm
46

SSgA

International Equity Funds

Tax Information — August 31, 2009 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2009 as follows:

Emerging Markets	$230,052,053

The Funds designate dividends during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Emerging Markets	0%
International Stock Selection	0%

For the tax year ended August 31, 2009, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009.

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid and gross income earned from foreign sources in the taxable year ended August 31, 2009:

Funds	Foreign Taxes Paid	Foreign Taxes Paid per Share	Foreign Sources Income	Foreign Source Income per Share
Emerging Markets	$7,461,007	$.0489	$51,539,416	$.3381
International Stock Selection	4,652,924	.0281	49,929,833	.3020

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information
47

SSgA
International Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of those trustees who are not "interested persons" of the fund (commonly referred to as, the "Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the "Board") of the SSgA Funds (the "Trust"), including a majority of the Independent Trustees of the Trust, met on March 23, 2009 and on April 6 and 7, 2009 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a "Fund" and collectively, the "Funds"), continuation of the investment advisory agreement (the "Advisory Agreement") with SSgA Funds Management, Inc. (the "Advisor"). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•  A report prepared by an independent provider of investment company data, which includes for each Fund:

o  Comparisons of the Fund's performance over the past one-, three-, five- and ten-year periods ended December 31, 2008, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

o  Comparisons of the Fund's expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

o  A chart showing the Fund's historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

o  Comparisons of the Fund's contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•  Comparative information concerning fees charged by the Advisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•  Profitability analyses for the Advisor and its affiliates with respect to each Fund.

Information about Portfolio Management

•  Descriptions of the investment management services provided by the Advisor, including their investment strategies and processes;

•  Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through "soft dollar" benefits received in connection with the Funds' brokerage; and

•  Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Basis for Approval of Advisory Contracts
48

SSgA
International Equity Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

Information about the Advisor

•  Reports detailing the financial results and condition of the Advisor and its affiliates;

•  Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•  A copy of the Code of Ethics adopted by the Advisor, together with information relating to compliance with and the administration of such Code;

•  A copy of the Advisor's proxy voting policies and procedures;

•  Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor's record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•  A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•  Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds' relationship with these service providers; and

•  Copies of the Advisory Agreement and agreements with other service providers of the Funds.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund's investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 7, 2009 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor.

Basis for Approval of Advisory Contracts
49

SSgA
International Equity Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board considered the Advisor's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund's securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund's investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2008.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its peer group funds, or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund's management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients.

Basis for Approval of Advisory Contracts
50

SSgA
International Equity Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board concluded that the profitability of the Advisor and its affiliates with respect to each Fund is reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates have realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Basis for Approval of Advisory Contracts
51

SSgA

International Equity Funds

Shareholder Requests for Additional Information — August 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
52

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
53

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
54

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
55

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
56

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Fund Management and Service Providers
57

IEAR-08/09 (52533)

S&P 500 Index Fund

Annual Report

August 31, 2009

SSgA Funds
S&P 500 Index Fund

Annual Report

August 31, 2009

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2009 Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information useful.

The fiscal year ended August 31, 2009 was one of remarkable extremes, involving a series of unprecedented events affecting the financial markets and global economy as well as drastic shifts in the performance patterns of the capital markets. The financial markets in which the SSgA Funds operate continue to reflect the challenges of the global economic environment. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

President's Letter
3

This page has been intentionally left blank.

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis — August 31, 2008 (Unaudited)

Objective:  The Fund seeks to replicate the total return of the S&P 500® Index.

Invests in:  Shares of the State Street Equity 500 Index Portfolio.

Strategy:  The Portfolio's holdings are comprised of the 500 stocks in the S&P 500® Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.

S&P 500 Index Fund

Period Ended 8/31/09	Total Return
1 Year	(18.29)%
5 Years	0.36	%+
10 Years	(0.94	)%+

Standard & Poor's® 500 Composite Stock Price Index#

Period Ended 8/31/09	Total Return
1 Year	(18.25)%
5 Years	0.49	%+
10 Years	(0.79	)%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the S&P 500 Index Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 is 0.18%.

See related Notes on following page.

S&P 500 Index Fund
5

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2008 (Unaudited)

The SSgA S&P 500® Index Fund (the "Fund") seeks to replicate the total return of the S&P 500® Index. The Fund is benchmarked to the S&P 500® Index (the "Index").

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was -18.29%, and the total return for the Index was -18.25%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

At the start of the fiscal year (September 2008,) the Index faced one of the most difficult periods in its long history. Financial markets plummeted as numerous firms failed (e.g., Lehman Brothers and Washington Mutual) were forced to merge with larger firms (Merrill Lynch and Wachovia) or needed government assistance to survive (AIG, Fannie Mae, Freddie Mac.) Liquidity in credit markets was poor and credit spreads exploded. The Federal Reserve and U.S. Treasury created numerous facilities to get markets moving again and restore some confidence in the markets. At the end of February 2009, the Index had fallen almost 42% in the six month period.

In early March 2009, some light began to shine on the U.S. equity market. Credit spreads began to contract, liquidity began to improve in fixed income markets, and equities began to rise. Financial stocks, which had borne a great deal of the pain in the beginning of the year, did particularly well in the second part of the fiscal year. In the second half of the fiscal year, the Index rose over 40%. At the end of the reporting period, the Index had fallen 18.25%.

All ten Global Industry Classification Standard (GICS) sectors posted losses during the period. Financials, energy and materials suffered the most during the year. Financials were hit by the previously described market issues while energy and material companies were hit by a dramatic fall in commodity prices. Technology stocks fell slightly during the period, and traditionally defensive sectors like healthcare and consumer staples fared better than other sectors.

Individually, there were some bright lights. Ford Motor had impressive gains for the fiscal year. Ford's balance sheet was in better shape than its competitors and the stock rose as the future outlook improved. On the far end of the spectrum, the pain was widespread. Washington Mutual, Circuit City, Lehman Brothers, and General Motors all filed for bankruptcy while AIG required a massive government rescue package that nearly wiped out its equity value.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The Fund employs a replication strategy to track the S&P 500® Index. The Fund attempts to remain fully invested at all times in order to track its benchmark index.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The SSgA Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product. Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

S&P 500 Index Fund
6

SSgA
S&P 500 Index Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,402.80	$1,024.30
Expenses Paid During Period *	$1.09	$0.92

* Expenses are equal to the Fund's expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

S&P 500 Index Fund
7

SSgA
S&P 500 Index Fund

Presentation of Master Porfolio Holdings — August 31, 2009

Categories	% of Net Assets
Consumer Discretionary	9.1
Consumer Staples	11.2
Energy	11.5
Financials	15.3
Health Care	12.9
Industrials	10.1
Information Technology	17.4
Materials	3.5
Telecommunication Services	3.1
Utilities	3.6
Short-Term Investments	2.1
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
	100.0
Futures Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund
8

This page has been intentionally left blank.

SSgA
S&P 500 Index Fund

Statements of Assets and Liabilities — August 31, 2009

Amounts in thousands
Assets
Investments in Master Portfolio, at identified cost	$1,118,712
Investments in Master Portfolio, at value	1,375,808
Receivables:
Fund shares sold	1,091
From Advisor	14
Prepaid expenses	20
Total assets	1,376,933
Liabilities
Payables:
Fund shares redeemed	1,204
Accrued fees to affiliates	197
Other accrued expenses	83
Total liabilities	1,484
Net Assets	$1,375,449
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$6,189
Accumulated net realized gain (loss) allocated from Portfolio	(275,487)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	257,096
Futures contracts	2,969
Shares of beneficial interest	82
Additional paid-in capital	1,384,600
Net Assets	$1,375,449
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$16.83
Net assets	$1,375,449,045
Shares outstanding ($.001 par value)	81,735,078

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
10

SSgA
S&P 500 Index Fund

Statements of Operations — For the Period Ended August 31, 2009

Amounts in thousands
Investment Income Allocated From Portfolio
Dividends	$30,399
Interest	254
Expenses	(524)
Total investment income allocated from Portfolio	30,129
Fund Level Expenses
Administrative fees	321
Custodian fees	14
Distribution fees	489
Transfer agent fees	237
Professional fees	31
Registration fees	47
Shareholder servicing fees	447
Trustees' fees	43
Insurance fees	27
Printing fees	102
Miscellaneous	13
Expenses before reductions	1,771
Expense reductions	(200)
Net Fund level expenses	1,571
Net investment income (loss)	28,558
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	(70,752)
Futures contracts	(9,720)
Net realized gain (loss)	(80,472)
Net change in unrealized appreciation (depreciation) on:
Investments	(224,695)
Futures contracts	4,453
Net change in unrealized appreciation (depreciation)	(220,242)
Net realized and unrealized gain (loss)	(300,714)
Net Increase (Decrease) in Net Assets from Operations	$(272,156)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
11

SSgA
S&P 500 Index Fund

Statements of Changes In Net Assets — For the Periods Ended August 31,

Amounts in thousands	2009	2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,558	$34,059
Net realized gain (loss)	(80,472)	71,518
Net change in unrealized appreciation (depreciation)	(220,242)	(308,839)
Net increase (decrease) in net assets from operations	(272,156)	(203,262)
Distributions
From net investment income	(30,646)	(33,731)
Net decrease in net assets from distributions	(30,646)	(33,731)
Share Transactions
Net increase (decrease) in net assets from share transactions	147,402	(282,064)
Total Net Increase (Decrease) in Net Assets	(155,400)	(519,057)
Net Assets
Beginning of period	1,530,849	2,049,906
End of period	$1,375,449	$1,530,849
Undistributed (overdistributed) net investment income included in net assets	$6,189	$8,276

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
12

This page has been intentionally left blank.

SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
August 31, 2009	21.17	.37	(4.30)	(3.93)	(.41)	(.41)	16.83
August 31, 2008	24.33	.45	(3.17)	(2.72)	(.44)	(.44)	21.17
August 31, 2007	21.53	.43	2.79	3.22	(.42)	(.42)	24.33
August 31, 2006	20.17	.38	1.34	1.72	(.36)	(.36)	21.53
August 31, 2005	18.28	.39	1.87	2.26	(.37)	(.37)	20.17

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Expense ratios include the Fund's share of the Portfolio's allocated expenses.

(c)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%

(d)  Unaudited.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
14

	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(c)	% Portfolio Turnover of the Portfolio(d)
S&P 500 Index Fund
August 31, 2009	(18.29)	1,375,449	.18	.20	2.45	8
August 31, 2008	(11.34)	1,530,849	.18	.18	1.89	13
August 31, 2007	15.07	2,049,906	.16	.16	1.80	12
August 31, 2006	8.63	1,997,386	.18	.18	1.80	8
August 31, 2005	12.44	1,860,743	.16	.16	1.99	10

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
15

SSgA
S&P 500 Index Fund

Notes to Financial Statements — August 31, 2009

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of August 31, 2009. This Financial Statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 73.40% at August 31, 2009). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The Fund adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended August 31, 2009, were level one for the Fund.

Notes to Financial Statements
16

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2009

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2009, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/11	8/31/12	8/31/13	8/31/14	Total
S&P 500 Index	$55,022,518	$20,170,152	$9,160,101	$10,082,013	$94,434,784

Components of Distributable Earnings

S&P 500 Index
Undistributed Ordinary Income	$6,189,171
Capital Loss Carryforward	$(94,434,784)

Tax Composition of Distributions

Ordinary Income	$30,645,835

The Funds are subject to the provisions of FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at August 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended August 31, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Notes to Financial Statements
17

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2009

Derivatives

The Fund adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective March 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative and hedging activities and the effect on the results of the Funds financial position. Management has reviewed FAS 161 and concludes that adoption had no material effect on the Fund's Financial Statements.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Master Portfolio aggregated to the following, for the year ended August 31, 2009:

Increases	Decreases
$270,474,500	$156,362,889

4. Related Parties

Advisor and Affiliates

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of their investors. SSgA Funds Management, Inc. (the "Advisor") manages the Fund pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund's advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the year ended August 31, 2009 was $199,801.

The Advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services ("BFDS"), a joint venture of DST Systems, Inc., and of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund

Notes to Financial Statements
18

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2009

of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.100%.

For the year ended August 31, 2009, the Fund paid the following shareholder servicing expenses to the Agents:

State Street	Global Markets
$291,031	$864

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2009.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of August 31, 2009 were as follows:

Administration fees	$38,470
Custodian fees	1,229
Distribution fees	68,756
Shareholder servicing fees	41,627
Transfer agent fees	40,860
Trustees' fees	6,478
$197,420

Beneficial Interest

As of August 31, 2009, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

Notes to Financial Statements
19

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2009

5. Fund Share Transactions

	(amounts in thousands) For the Years Ended August 31,
	Shares		Dollars
	2009	2008	2009	2008
Proceeds from shares sold	29,895	16,300	$448,295	$369,572
Proceeds from reinvestment of distributions	1,741	1,239	25,616	28,664
Payments for shares redeemed	(22,198)	(29,505)	(326,509)	(680,300)
Total net increase (decrease)	9,438	(11,966)	$147,402	$(282,064)

6. Interfund Lending Program

The Fund participates in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the year ended August 31, 2009, the Fund did not utilize the Interfund Lending Program.

7. Dividends

On September 1, 2009, the Fund declared the following dividend from net investment income payable on September 8, 2009 to shareholders of record September 2, 2009:

Net Investment Income
$0.0784

8.  Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

9.  Subsequent Events

Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements
20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of SSgA S&P 500 Index Fund (the "Fund") (one of the Funds comprising the SSgA Funds) as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SSgA S&P 500 Index Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2009

Report of Independent Registered Public Accounting Firm
21

SSgA
S&P 500 Index Fund

Tax Information — August 31, 2009 (Unaudited)

The Fund designates dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

S & P 500 Index Fund	100%

For the tax year ended August 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information
22

SSgA
S&P 500 Index Fund

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of those trustees who are not "interested persons" of the fund (commonly referred to as, the "Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the "Board") of the SSgA Funds (the "Trust"), including a majority of the Independent Trustees of the Trust, met on March 23, 2009 and on April 6 and 7, 2009 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a "Fund" and collectively, the "Funds"), continuation of the investment advisory agreement (the "Advisory Agreement") with SSgA Funds Management, Inc. (the "Advisor"). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•  A report prepared by an independent provider of investment company data, which includes for each Fund:

o  Comparisons of the Fund's performance over the past one-, three-, five- and ten-year periods ended December 31, 2008, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

o  Comparisons of the Fund's expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

o  A chart showing the Fund's historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

o  Comparisons of the Fund's contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

o  Comparative information concerning fees charged by the Advisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

o  Profitability analyses for the Advisor and its affiliates with respect to each Fund.

Information about Portfolio Management

•  Descriptions of the investment management services provided by the Advisor, including their investment strategies and processes;

•  Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through "soft dollar" benefits received in connection with the Funds' brokerage; and

•  Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Basis for Approval of Advisory Contracts
23

SSgA
S&P 500 Index Fund

Basis for Approval of Advisory Contracts (Unaudited), continued

Information about the Advisor

•  Reports detailing the financial results and condition of the Advisor and its affiliates;

•  Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•  A copy of the Code of Ethics adopted by the Advisor, together with information relating to compliance with and the administration of such Code;

•  A copy of the Advisor's proxy voting policies and procedures;

•  Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor's record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•  A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•  Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds' relationship with these service providers; and

•  Copies of the Advisory Agreement and agreements with other service providers of the Funds.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund's investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 7, 2009 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor.

Basis for Approval of Advisory Contracts
24

SSgA
S&P 500 Index Fund

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board considered the Advisor's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund's securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund's investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2008.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its peer group funds, (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund's management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients.

Basis for Approval of Advisory Contracts
25

SSgA
S&P 500 Index Fund

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board concluded that the profitability of the Advisor and its affiliates with respect to each Fund is reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates have realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Basis for Approval of Advisory Contracts
26

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — August 31, 2009 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
27

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
August 31, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
28

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
29

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
30

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
31

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Fund Management and Service Providers
32

This page has been intentionally left blank.

State Street Equity 500 Index Portfolio

Portfolio of Investments

August 31, 2009 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 9.1%
Abercrombie & Fitch Co. Class A	19,246	$621
Amazon.Com, Inc. (a)	66,092	5,366
Apollo Group, Inc. Class A (a)	21,729	1,409
AutoNation, Inc. (a)	23,063	438
AutoZone, Inc. (a)	7,664	1,129
Bed Bath & Beyond, Inc. (a)	52,445	1,913
Best Buy Co., Inc.	69,119	2,508
Big Lots, Inc. (a)	16,227	413
Black & Decker Corp.	11,937	527
Carnival Corp.	87,950	2,573
CBS Corp. Class B	140,203	1,451
Coach, Inc.	65,528	1,854
Comcast Corp. Class A	586,648	8,987
D.R. Horton, Inc.	52,876	709
Darden Restaurants, Inc.	27,988	922
DeVry, Inc.	12,500	639
DIRECTV Group, Inc. (a)	107,577	2,664
Eastman Kodak Co.	54,482	290
eBay, Inc. (a)	220,203	4,875
Expedia, Inc. (a)	43,915	1,012
Family Dollar Stores, Inc.	30,158	913
Ford Motor Co. (a)	660,598	5,021
Fortune Brands, Inc.	30,545	1,216
GameStop Corp. Class A (a)	32,400	771
Gannett Co., Inc.	42,074	364
Gap, Inc.	93,698	1,841
Genuine Parts Co.	33,309	1,234
Goodyear Tire & Rubber Co. (a)	51,857	855
H&R Block, Inc.	66,915	1,156
Harley-Davidson, Inc.	48,001	1,151
Harman International Industries, Inc.	15,921	478
Hasbro, Inc.	24,425	693
Home Depot, Inc.	345,112	9,418
Host Hotels & Resorts, Inc.	123,665	1,233
International Game Technology	60,919	1,274
Interpublic Group of Cos., Inc. (a)	100,694	633
JC Penney Co., Inc.	48,310	1,451
Johnson Controls, Inc.	121,786	3,017
KB HOME	14,794	269
Kohl’s Corp. (a)	61,733	3,185
Lennar Corp. Class A	34,631	525
Limited Brands	57,467	857
Lowe’s Cos., Inc.	302,562	6,505
Macy’s, Inc.	85,423	1,326
Marriot International, Inc. Class A	61,983	1,481
Mattel, Inc.	73,376	1,320
McDonald’s Corp.	226,025	12,712
McGraw-Hill, Inc.	63,566	2,136
Meredith Corp.	7,889	218
New York Times Co. Class A	22,922	174
Newell Rubbermaid, Inc.	59,893	834
News Corp. Class A	469,609	5,034
NIKE, Inc. Class B	79,152	4,384
Nordstrom, Inc.	32,733	918
O’Reilly Automotive, Inc. (a)	28,300	1,083
Office Depot, Inc. (a)	51,256	268
Omnicom Group, Inc.	62,741	2,279
Polo Ralph Lauren Corp.	12,215	811
Pulte Homes, Inc.	64,905	830
Radioshack Corp.	26,203	396
Scripps Networks Interactive, Inc. Class A	19,835	644
Sears Holdings Corp. (a)	10,974	696
Snap-On, Inc.	11,612	433
Stanley Works	17,183	703
Staples, Inc.	146,533	3,167
Starbucks Corp. (a)	149,061	2,831
Starwood Hotels & Resorts Worldwide, Inc.	38,947	1,160
Target Corp.	154,116	7,243
Tiffany & Co.	26,380	960
Time Warner Cable, Inc.	70,971	2,620
Time Warner, Inc.	243,691	6,801
TJX Cos., Inc.	83,606	3,006
V.F. Corp.	18,193	1,266
Viacom, Inc. Class B (a)	122,622	3,070
Walt Disney Co.	377,545	9,831
Washington Post Co. Class B	1,260	547
Whirlpool Corp.	15,561	999
Wyndham Worldwide Corp.	34,299	520
Wynn Resorts, Ltd. (a)	14,300	774
Yum! Brands, Inc.	93,292	3,195
		171,030
Consumer Staples — 11.2%
Altria Group, Inc.	420,999	7,696
Archer-Daniels-Midland Co.	131,224	3,783
Avon Products, Inc.	87,660	2,794
Brown-Forman Corp. Class B	20,855	933
Campbell Soup Co.	42,065	1,319
Clorox Co.	29,043	1,716
Coca-Cola Co.	406,111	19,806
Coca-Cola Enterprises, Inc.	62,501	1,263
Colgate-Palmolive Co.	101,701	7,394
ConAgra Foods, Inc.	89,175	1,831
Constellation Brands, Inc. Class A (a)	37,426	553
Costco Wholesale Corp.	88,689	4,521
CVS Caremark Corp.	296,032	11,107
Dean Foods Co. (a)	33,458	607
Dr Pepper Snapple Group, Inc. (a)	51,300	1,356
Estee Lauder Cos., Inc. Class A	23,252	834
General Mills, Inc.	66,332	3,962
H.J. Heinz Co.	63,269	2,436
Hormel Foods Corp.	13,400	495
Kellogg Co.	50,735	2,389
Kimberly-Clark Corp.	84,400	5,103
Kraft Foods, Inc. Class A	299,709	8,497
Kroger Co.	133,776	2,888
Lorillard, Inc.	33,861	2,464
McCormick & Co., Inc.	28,053	914

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Molson Coors Brewing Co., Class B	30,962	$1,467
Pepsi Bottling Group, Inc.	26,753	956
PepsiCo, Inc.	317,156	17,973
Philip Morris International, Inc.	399,599	18,266
Procter & Gamble Co.	594,119	32,148
Reynolds American, Inc.	34,087	1,558
Safeway, Inc.	89,064	1,697
Sara Lee Corp.	139,034	1,347
SuperValu, Inc.	41,948	602
Sysco Corp.	119,409	3,044
The Hershey Company	34,482	1,353
The J.M. Smucker Co.	24,660	1,289
Tyson Foods, Inc., Class A	57,835	693
Wal-Mart Stores, Inc.	455,102	23,151
Walgreen Co.	203,318	6,888
Whole Foods Market, Inc. (a)	29,533	859
		209,952
Energy — 11.5%
Anadarko Petroleum Corp.	102,526	5,420
Apache Corp.	68,725	5,838
Baker Hughes, Inc.	62,278	2,145
BJ Services Co.	60,448	971
Cabot Oil & Gas Corp.	20,300	716
Cameron International Corp. (a)	45,100	1,610
Chesapeake Energy Corp.	115,782	2,644
Chevron Corp. (d)	408,746	28,588
ConocoPhillips	303,430	13,663
Consol Energy, Inc.	35,773	1,338
Denbury Resources, Inc. (a)	47,800	727
Devon Energy Corp.	91,151	5,595
Diamond Offshore Drilling, Inc.	14,500	1,297
El Paso Corp.	145,492	1,343
ENSCO International, Inc.	29,177	1,077
EOG Resources, Inc.	50,517	3,637
EQT Corp.	26,800	1,063
ExxonMobil Corp. (d)	996,572	68,913
FMC Technologies, Inc. (a)	25,400	1,212
Halliburton Co.	184,934	4,385
Hess Corp.	57,501	2,909
Marathon Oil Corp.	144,277	4,454
Massey Energy Co.	19,300	523
Murphy Oil Corp.	39,241	2,237
Nabors Industries, Ltd. (a)	58,704	1,038
National Oilwell Varco, Inc. (a)	85,657	3,114
Noble Energy, Inc.	34,810	2,105
Occidental Petroleum Corp.	166,044	12,138
Peabody Energy Corp.	54,024	1,765
Pioneer Natural Resources Co.	24,700	715
Questar Corp.	35,968	1,214
Range Resources Corp.	31,400	1,519
Rowan Cos., Inc.	24,520	508
Schlumberger, Ltd.	244,975	13,768
Smith International, Inc.	46,334	1,277
Southwestern Energy Co. (a)	69,500	2,562
Spectra Energy Corp.	129,598	2,439
Sunoco, Inc.	24,884	669
Tesoro Corp.	26,365	371
Valero Energy Corp.	113,009	2,118
Williams Cos., Inc.	117,268	1,928
XTO Energy, Inc.	118,352	4,568
		216,121
Financials — 15.3%
AFLAC, Inc.	95,690	3,887
Allstate Corp.	110,006	3,233
American Express Co.	241,764	8,176
American International Group, Inc. (a)	27,833	1,262
Ameriprise Financial, Inc.	53,007	1,592
AON Corp.	57,047	2,382
Apartment Investment & Management Co. Class A	29,552	360
Assurant, Inc.	25,031	750
AvalonBay Communities, Inc.	16,298	1,050
Bank of America Corp.	1,761,771	30,990
Bank of New York Mellon Corp.	244,985	7,254
BB&T Corp.	140,470	3,925
Boston Properties, Inc.	28,767	1,743
Capital One Financial Corp.	92,063	3,433
CB Richard Ellis Group, Inc. Class A (a)	47,275	560
Charles Schwab Corp.	192,393	3,475
Chubb Corp.	71,175	3,515
Cincinnati Financial Corp.	31,214	803
Citigroup, Inc.	2,325,502	11,627
CME Group, Inc.	13,391	3,897
Comerica, Inc.	31,744	847
Developers Diversified Realty Corp.	1,532	12
Discover Financial Services	109,205	1,502
E*Trade Financial Corp. (a)	232,015	408
Equity Residential	55,457	1,515
Federated Investors, Inc. Class B	18,970	498
Fifth Third Bancorp	163,116	1,784
First Horizon National Corp. (a)	41,998	562
Franklin Resources, Inc.	30,980	2,891
Genworth Financial, Inc. Class A	91,551	967
Goldman Sachs Group, Inc.	102,634	16,982
Hartford Financial Services Group, Inc.	67,797	1,608
HCP, Inc.	60,200	1,714
Health Care REIT, Inc.	23,800	1,016
Hudson City Bancorp, Inc.	103,492	1,358
Huntington Bancshares, Inc.	118,556	541
IntercontinentalExchange, Inc. (a)	14,880	1,396
Invesco Ltd.	83,900	1,741
J.P. Morgan Chase & Co.	795,215	34,560
Janus Capital Group, Inc.	36,007	458
KeyCorp	174,875	1,165
Kimco Realty Corp.	64,969	815

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
Legg Mason, Inc.	34,642	$996
Leucadia National Corp. (a)	35,436	881
Lincoln National Corp.	61,892	1,562
Loews Corp.	72,831	2,487
M & T Bank Corp.	15,937	984
Marsh & McLennan Cos., Inc.	107,653	2,534
Marshall & Ilsley Corp.	80,193	571
Mastercard, Inc. Class A	15,000	3,039
MBIA, Inc. (a)	31,984	215
MetLife, Inc.	167,896	6,340
Moody’s Corp.	38,966	1,061
Morgan Stanley	275,130	7,968
NASDAQ OMX Group, Inc. (a)	28,600	628
Northern Trust Corp.	48,706	2,847
NYSE Euronext	52,300	1,482
Paychex, Inc.	64,838	1,834
People’s United Financial Inc.	68,100	1,094
PNC Financial Services Group, Inc.	92,917	3,957
Principal Financial Group, Inc.	63,591	1,806
Progressive Corp. (a)	140,201	2,316
ProLogis	87,391	972
Prudential Financial, Inc.	95,339	4,822
Public Storage, Inc.	25,387	1,791
Regions Financial Corp.	227,189	1,331
Simon Property Group, Inc.	56,083	3,568
SLM Corp. (a)	91,354	813
State Street Corp. (b)	101,425	5,323
SunTrust Banks, Inc.	103,118	2,410
T. Rowe Price Group, Inc.	52,575	2,383
Torchmark Corp.	17,921	764
Total System Services, Inc.	37,775	576
Travelers Cos., Inc.	120,204	6,061
U.S. Bancorp	386,352	8,739
Unum Group	67,029	1,510
Ventas, Inc.	32,100	1,259
Vornado Realty Trust	32,433	1,866
Wells Fargo Co.	949,549	26,132
Western Union Co.	143,985	2,597
XL Capital, Ltd. Class A	72,768	1,263
Zions Bancorp	25,453	450
		287,486
Health Care — 12.9%
Abbott Laboratories	316,406	14,311
Aetna, Inc.	91,850	2,618
Allergan, Inc.	62,092	3,472
AmerisourceBergen Corp.	59,786	1,274
Amgen, Inc. (a)	207,336	12,386
Baxter International, Inc.	123,961	7,056
Becton, Dickinson & Co.	48,997	3,411
Biogen Idec, Inc. (a)	59,231	2,974
Boston Scientific Corp. (a)	304,334	3,576
Bristol-Myers Squibb Co.	403,038	8,919
C.R. Bard, Inc.	19,697	1,587
Cardinal Health, Inc.	72,357	2,502
Celgene Corp. (a)	94,518	4,931
Cephalon, Inc. (a)	15,600	888
CIGNA Corp.	55,596	1,636
Coventry Health Care, Inc. (a)	32,103	701
DaVita, Inc. (a)	20,300	1,050
Dentsply International Inc.	30,300	1,021
Eli Lilly & Co.	205,875	6,889
Express Scripts, Inc. (a)	54,699	3,950
Forest Laboratories, Inc. (a)	62,502	1,830
Genzyme Corp. (a)	55,292	3,080
Gilead Sciences, Inc. (a)	184,399	8,309
Hospira, Inc. (a)	31,703	1,239
Humana, Inc. (a)	35,507	1,268
Intuitive Surgical, Inc. (a)	7,800	1,737
Johnson & Johnson	561,649	33,946
King Pharmaceuticals, Inc. (a)	48,592	504
Laboratory Corp. of America Holdings (a)	22,122	1,544
Life Technologies Corp. (a)	36,187	1,611
McKesson Corp.	55,755	3,170
Medco Health Solutions, Inc. (a)	99,068	5,471
Medtronic, Inc.	227,578	8,716
Merck & Co., Inc.	431,819	14,004
Millipore Corp. (a)	11,135	738
Mylan Inc. (a)	60,109	882
Patterson Cos., Inc. (a)	18,294	498
Pfizer, Inc.	1,376,371	22,985
Quest Diagnostics, Inc.	31,400	1,694
Schering-Plough Corp.	331,255	9,335
St. Jude Medical, Inc. (a)	71,126	2,741
Stryker Corp.	49,189	2,039
Tenet Healthcare Corp. (a)	97,770	456
UnitedHealth Group, Inc.	243,696	6,824
Varian Medical Systems, Inc. (a)	25,560	1,101
Watson Pharmaceuticals, Inc. (a)	20,646	729
Wellpoint, Inc. (a)	99,538	5,261
Wyeth	273,087	13,067
Zimmer Holdings, Inc. (a)	44,352	2,100
		242,031
Industrials — 10.1%
3M Co.	141,172	10,178
Amphenol Corp. Class A	34,300	1,199
Avery Dennison Corp.	21,588	667
Boeing Co.	148,888	7,395
Burlington Northern Santa Fe Corp.	56,882	4,722
Caterpillar, Inc.	122,779	5,563
CH Robinson Worldwide, Inc.	33,761	1,899
Cintas Corp.	25,088	688
Cooper Industries, Ltd. Class A	34,834	1,123
CSX Corp.	80,138	3,406
Cummins, Inc.	40,358	1,829
Danaher Corp.	52,186	3,168
Deere & Co.	85,337	3,721
Dover Corp.	36,795	1,273

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Industrials — (continued)
Eaton Corp.	34,195	$1,845
Emerson Electric Co.	154,148	5,683
Equifax, Inc.	25,683	710
Expeditors International Washington, Inc.	43,020	1,405
Fastenal Co.	25,500	923
FedEx Corp.	64,200	4,411
Flir Systems, Inc. (a)	28,900	665
Flowserve Corp.	11,800	1,018
Fluor Corp.	37,460	1,982
General Dynamics Corp.	78,661	4,656
General Electric Co. (d)	2,158,933	30,009
Goodrich Co.	24,445	1,348
Honeywell International, Inc.	152,681	5,613
Illinois Tool Works, Inc.	77,671	3,248
Iron Mountain, Inc. (a)	37,100	1,087
ITT Industries, Inc.	37,592	1,883
Jacobs Engineering Group, Inc. (a)	25,500	1,121
L-3 Communications Holdings, Inc.	24,103	1,793
Leggett & Platt, Inc.	34,298	626
Lockheed Martin Corp.	67,052	5,028
Masco Corp.	75,023	1,086
Monster Worldwide, Inc. (a)	22,609	367
Norfolk Southern Corp.	75,155	3,447
Northrop Grumman Corp.	66,311	3,237
PACCAR, Inc.	73,574	2,661
Pall Corp.	25,609	761
Parker-Hannifin Corp.	31,803	1,548
Pitney Bowes, Inc.	40,027	895
Precision Castparts Corp.	28,807	2,630
Quanta Services, Inc. (a)	39,800	880
R.R. Donnelley & Sons Co.	41,709	744
Raytheon Co.	80,582	3,802
Republic Services, Inc.	66,603	1,706
Robert Half International, Inc.	30,640	806
Rockwell Automation, Inc.	29,905	1,252
Rockwell Collins, Inc.	32,931	1,516
Ryder Systems, Inc.	11,321	430
Southwest Airlines Co.	147,786	1,209
Stericycle, Inc. (a)	17,100	847
Textron, Inc.	56,939	875
Thermo Fisher Scientific, Inc. (a)	85,524	3,867
Union Pacific Corp.	103,368	6,182
United Parcel Service, Inc. Class B	202,246	10,812
United Technologies Corp.	191,578	11,372
W.W. Grainger, Inc.	13,169	1,152
Waste Management, Inc.	101,939	3,051
		189,020
Information Technology — 17.4%
Adobe Systems, Inc. (a)	107,157	3,367
Advanced Micro Devices, Inc. (a)	114,986	501
Affiliated Computer Services, Inc. Class A (a)	20,937	938
Agilent Technologies, Inc. (a)	71,768	1,843
Akamai Technologies, Inc. (a)	34,224	604
Altera Corp.	58,354	1,121
Analog Devices, Inc.	58,969	1,666
Apple Inc. (a)	181,884	30,595
Applied Materials, Inc.	272,807	3,596
Autodesk, Inc. (a)	46,376	1,087
Automatic Data Processing, Inc.	102,617	3,935
BMC Software, Inc. (a)	38,521	1,373
Broadcom Corp. Class A (a)	86,559	2,463
CA, Inc.	78,299	1,745
CIENA Corp. (a)	22,029	295
Cisco Systems, Inc. (a)	1,176,119	25,404
Citrix Systems, Inc. (a)	36,867	1,315
Cognizant Technology Solutions Corp. Class A (a)	58,584	2,043
Computer Sciences Corp. (a)	30,344	1,482
Compuware Corp. (a)	51,350	370
Convergys Corp. (a)	29,335	318
Corning, Inc.	318,876	4,809
Dell, Inc. (a)	357,750	5,663
Dun & Bradstreet Corp.	11,000	803
Electronic Arts, Inc. (a)	67,100	1,223
EMC Corp. (a)	412,684	6,562
Fidelity National Information Services, Inc.	40,877	1,004
Fiserv, Inc. (a)	32,252	1,556
Google, Inc. Class A (a)	48,990	22,617
Harris Corp.	26,400	917
Hewlett-Packard Co.	486,716	21,849
IMS Health, Inc.	34,832	483
Intel Corp.	1,139,156	23,148
International Business Machines Corp.	269,342	31,796
Intuit, Inc. (a)	65,763	1,826
Jabil Circuit, Inc.	39,951	437
Juniper Networks, Inc. (a)	105,793	2,441
KLA-Tencor Corp.	34,105	1,064
Lexmark International Group, Inc. Class A (a)	15,842	298
Linear Technology Corp.	43,763	1,163
LSI Corp. (a)	136,962	714
McAfee, Inc. (a)	31,200	1,241
MEMC Electronic Materials, Inc. (a)	45,478	725
Microchip Technology, Inc.	37,089	985
Micron Technology, Inc. (a)	170,662	1,258
Microsoft Corp. (d)	1,563,935	38,551
Molex, Inc.	30,005	546
Motorola, Inc.	469,765	3,373
National Semiconductor Corp.	39,396	598
NetApp, Inc. (a)	66,557	1,514
Novell, Inc. (a)	68,720	299
Novellus Systems, Inc. (a)	20,030	384
NVIDIA Corp. (a)	108,256	1,572
Oracle Corp.	771,962	16,883
PerkinElmer, Inc.	21,118	385

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Information Technology — (continued)
QLogic Corp. (a)	24,322	$384
QUALCOMM, Inc.	337,311	15,658
Red Hat, Inc. (a)	37,200	854
Salesforce.com, Inc. (a)	21,200	1,100
SanDisk Corp. (a)	46,167	817
Sun Microsystems, Inc. (a)	155,041	1,439
Symantec Corp. (a)	165,363	2,500
Tellabs, Inc. (a)	73,830	468
Teradata Corp. (a)	33,520	903
Teradyne, Inc. (a)	39,449	325
Texas Instruments, Inc.	261,099	6,420
VeriSign, Inc. (a)	37,521	795
Waters Corp. (a)	19,665	989
Western Digital Corp. (a)	45,500	1,560
Xerox Corp.	177,234	1,533
Xilinx, Inc.	57,502	1,279
Yahoo!, Inc. (a)	284,319	4,154
		325,926
Materials — 3.5%
Air Products & Chemicals, Inc.	42,409	3,182
AK Steel Holding Corp.	20,000	406
Alcoa, Inc.	200,549	2,417
Allegheny Technologies, Inc.	20,328	617
Ball Corp.	19,762	958
Bemis Co., Inc.	21,162	563
CF Industries Holdings, Inc.	9,750	796
Dow Chemical Co.	235,428	5,012
E.I. Du Pont de Nemours & Co.	185,312	5,917
Eastman Chemical Co.	14,204	741
Ecolab, Inc.	35,366	1,496
FMC Corp.	14,800	706
Freeport-McMoRan Copper & Gold, Inc. Class B	84,052	5,294
International Flavors & Fragrances, Inc.	16,031	571
International Paper Co.	89,411	2,052
MeadWestvaco Corp.	34,920	766
Monsanto Co.	110,955	9,307
Newmont Mining Corp.	100,006	4,019
Nucor Corp.	64,454	2,871
Owens-Illinois, Inc. (a)	34,700	1,178
Pactiv Corp. (a)	27,715	689
Plum Creek Timber Co., Inc.	33,011	1,000
PPG Industries, Inc.	33,971	1,882
Praxair, Inc.	62,711	4,805
Sealed Air Corp.	29,692	561
Sherwin-Williams Co.	20,096	1,210
Sigma-Aldrich Corp.	25,834	1,312
Titanium Metals Corp.	16,600	136
United States Steel Corp.	29,478	1,291
Vulcan Materials Co.	25,461	1,274
Weyerhaeuser Co.	43,037	1,609
		64,638
Telecommunication Services — 3.1%
American Tower Corp. Class A (a)	79,700	2,523
AT&T, Inc.	1,202,650	31,329
CenturyTel, Inc.	61,173	1,972
Fairpoint Communications, Inc. (c)	8	—
Frontier Communications Corp.	60,384	429
JDS Uniphase Corp. (a)	42,723	294
MetroPCS Communications, Inc. (a)	51,700	412
Qwest Communications International, Inc.	308,490	1,107
Sprint Nextel Corp. (a)	575,465	2,106
Verizon Communications, Inc.	578,866	17,968
Windstream Corp.	90,013	771
		58,911
Utilities — 3.6%
AES Corp. (a)	137,795	1,884
Allegheny Energy, Inc.	33,059	873
Ameren Corp.	44,660	1,204
American Electric Power Co., Inc.	96,452	3,031
CenterPoint Energy, Inc.	74,711	926
CMS Energy Corp.	45,756	614
Consolidated Edison, Inc.	55,052	2,213
Constellation Energy Group, Inc.	42,114	1,333
Dominion Resources, Inc.	120,562	3,988
DTE Energy Co.	33,384	1,161
Duke Energy Corp.	263,120	4,076
Dynegy, Inc. Class A (a)	82,690	157
Edison International	65,719	2,196
Entergy Corp.	40,198	3,176
Exelon Corp.	134,121	6,709
FirstEnergy Corp.	62,607	2,825
FPL Group, Inc.	84,421	4,743
Integrys Energy Group, Inc.	14,716	505
Nicor, Inc.	9,400	340
NiSource, Inc.	58,282	770
Northeast Utilities	37,600	895
Pepco Holdings, Inc.	41,700	598
PG&E Corp.	74,526	3,025
Pinnacle West Capital Corp.	20,160	663
PPL Corp.	75,475	2,219
Progress Energy, Inc.	56,081	2,217
Public Service Enterprise Group, Inc.	102,124	3,234
SCANA Corp.	25,100	870
Sempra Energy	50,186	2,518
Southern Co.	160,643	5,012
TECO Energy, Inc.	42,151	561
Wisconsin Energy Corp.	22,800	1,037
Xcel Energy, Inc.	91,751	1,812
		67,385
TOTAL COMMON STOCKS (Cost $1,510,603,083)		1,832,500

	Par	Market
	Amount	Value
	(000)	(000)
U.S. GOVERNMENT SECURITIES — 0.3%
United States Treasury Bill(d)(e)(f) 0.2% due 09/10/09	$4,815	$4,815

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,814,807)		4,815

	Shares
	(000)
MONEY MARKET FUND — 1.8%
AIM Short Term Investment Prime Portfolio	32,423	32,423
Federated Money Market Obligations Trust	575	575

TOTAL MONEY MARKET FUND (Cost $32,997,962)		32,998

Total Investments(g)† — 99.8% (identified cost $1,548,415,852(h))		1,870,313

Other Assets in Excess of Liabilities — 0.2%		4,206

Net Assets — 100.0%		$1,874,519

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Amount is less than $1,000.

(d) All or part of this security has been designated as collateral for futures contracts.

(e) Rate represents annualized yield at date of purchase.

(f) Value determined based on Level 2 inputs established by FAS 157.

(g) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by FAS 157.

(h) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009 was $516,426,498 and $194,529,833, respectively, resulting in net unrealized appreciation of investment of $321,896,665.

† Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•                                          Level 1 — quoted prices in active markets for identical securities

•                                          Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

	Investments	Other
Valuation	in	Financial
Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$1,865,497,710	$3,520,110
Level 2 – Other Significant Observable Inputs	4,814,807	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,870,312,517	$3,520,110

*Other financial instruments include futures contracts.

In April 9, 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2009	941	$3,520
Total unrealized appreciation on open futures contracts purchased		$3,520

The Portfolio adopted the provisions of FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 has established improved financial reporting about derivative instruments and hedging activities as it relates to disclosure associated with these types of investments. The following table, grouped into appropriate risk categories, discloses the amounts related to the Funds use of derivative instruments and hedging activities at August 31, 2009:

Liability Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$—	$—	$—	$362	$—	$—	$362

Statements of Assets and Liabilities location: Daily variation margin on futures contracts

Transactions in derivative instruments during the eight months ended August 31, 2009, were as follows:

Realized Gain (Loss)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$—	$—	$—	$4,115	$—	$—	$4,115

Change in Appreciation (Depreciation)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total

Futures Contracts	$—	$—	$—	$2,569	$—	$—	$2,569

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at August 31, 2009 is listed in the Portfolio of Investments.

							Realized
						Income Earned	Loss
		Shares purchased for	Shares sold for		Value at	for the 8 months	on shares
Security	Number of shares held	the 8 months	the 8 months	Number of shares held	8/31/09	ended 8/31/09	sold
Description	at 12/31/08	ended 8/31/09	ended 8/31/09	at 8/31/09	(000)	(000)	(000)

State Street Corp.	81,725	24,400	4,700	101,425	$5,323	$21	$(155)

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

August 31, 2009 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,544,173)	$1,864,990
Investments in non-controlled affiliates at market (identified cost $4,243)	5,323
1,870,313
Receivables:
Investment securities sold	159
Dividends and interest	4,479
Total assets	1,874,951

Liabilities
Payables:
Daily variation margin on futures contracts	362
Management fees	70
Total liabilities	432
Net Assets	$1,874,519

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2008

		Market
		Value
	Shares	(000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 8.4%
Abercrombie & Fitch Co. Class A	15,846	$366
Amazon.Com, Inc. (a)	59,892	3,071
Apollo Group, Inc. Class A (a)	20,329	1,558
AutoNation, Inc. (a)	23,063	228
AutoZone, Inc. (a)	7,864	1,097
Bed Bath & Beyond, Inc. (a)	49,845	1,267
Best Buy Co., Inc.	62,919	1,769
Big Lots, Inc. (a)	16,227	235
Black & Decker Corp.	11,937	499
Carnival Corp.	80,550	1,959
CBS Corp. Class B	130,703	1,070
Centex Corp.	24,082	256
Coach, Inc. (a)	63,228	1,313
Comcast Corp. Class A	547,948	9,249
D.R. Horton, Inc.	52,876	374
Darden Restaurants, Inc.	25,688	724
DIRECTV Group, Inc. (a)	104,377	2,391
Eastman Kodak Co.	54,482	358
eBay, Inc. (a)	206,503	2,883
Expedia, Inc. (a)	39,215	323
Family Dollar Stores, Inc.	26,858	700
Ford Motor Co. (a)	462,398	1,059
Fortune Brands, Inc.	27,745	1,145
GameStop Corp. (a)	29,000	628
Gannett Co., Inc.	42,074	337
Gap, Inc.	87,698	1,174
General Motors Corp.	122,645	392
Genuine Parts Co.	30,509	1,155
Goodyear Tire & Rubber Co. (a)	45,257	270
H&R Block, Inc.	62,615	1,423
Harley-Davidson, Inc.	43,201	733
Harman International Industries, Inc.	10,521	176
Hasbro, Inc.	24,425	712
Home Depot, Inc.	318,512	7,332
Host Hotels & Resorts, Inc.	100,665	762
International Game Technology	55,119	655
Interpublic Group of Cos., Inc. (a)	83,694	331
JC Penney Co., Inc.	40,310	794
Johnson Controls, Inc.	110,886	2,014
Jones Apparel Group, Inc.	13,434	79
KB HOME	14,794	202
Kohl’s Corp. (a)	56,033	2,028
Leggett & Platt, Inc.	27,898	424
Lennar Corp. Class A	27,931	242
Limited Brands	48,767	490
Lowe’s Cos., Inc.	274,062	5,898
Macy’s, Inc.	76,523	792
Marriot International, Inc. Class A	57,321	1,115
Mattel, Inc.	66,976	1,072
McDonald’s Corp.	210,525	13,093
McGraw-Hill, Inc.	60,266	1,398
Meredith Corp.	7,889	135
New York Times Co. Class A	22,922	168
Newell Rubbermaid, Inc.	51,593	505
News Corp. Class A	431,009	3,918
NIKE, Inc. Class B	73,252	3,736
Nordstrom, Inc.	27,033	360
Office Depot, Inc. (a)	51,256	153
Omnicom Group, Inc.	59,741	1,608
Polo Ralph Lauren Corp.	10,615	482
Pulte Homes, Inc.	41,426	453
Radioshack Corp.	26,203	313
Scripps Networks Interactive, Inc. Class A	16,835	370
Sears Holdings Corp. (a)	10,274	399
Sherwin-Williams Co.	18,396	1,099
Snap-On, Inc.	11,612	457
Stanley Works	14,583	497
Staples, Inc.	132,933	2,382
Starbucks Corp. (a)	136,061	1,287
Starwood Hotels & Resorts Worldwide, Inc.	33,647	602
Target Corp.	141,816	4,897
Tiffany & Co.	22,280	526
Time Warner, Inc.	672,173	6,762
TJX Cos., Inc.	77,406	1,592
V.F. Corp.	16,793	920
Viacom, Inc. Class B (a)	115,622	2,204
Walt Disney Co.	349,345	7,927
Washington Post Co. Class B	1,060	414
Whirlpool Corp.	13,761	569
Wyndham Worldwide Corp.	34,299	225
Wynn Resorts, Ltd. (a)	12,200	516
Yum! Brands, Inc.	87,192	2,747
		127,838
Consumer Staples — 12.5%
Altria Group, Inc.	385,299	5,803
Archer-Daniels-Midland Co.	121,724	3,509
Avon Products, Inc.	80,660	1,938
Brown-Forman Corp. Class B	18,655	961
Campbell Soup Co.	39,265	1,178
Clorox Co.	25,643	1,425
Coca-Cola Co.	375,311	16,990
Coca-Cola Enterprises, Inc.	62,501	752
Colgate-Palmolive Co.	95,001	6,512
ConAgra Foods, Inc.	84,075	1,387
Constellation Brands, Inc. Class A (a)	37,426	590
Costco Wholesale Corp.	81,089	4,257
CVS Corp.	269,032	7,732
Dean Foods Co. (a)	29,658	533
Dr Pepper Snapple Group, Inc. (a)	45,800	744
Estee Lauder Cos, Inc. Class A	20,552	636
General Mills, Inc.	62,932	3,823
H.J. Heinz Co.	57,769	2,172
Kellogg Co.	45,935	2,014
Kimberly-Clark Corp.	77,200	4,072
Kraft Foods, Inc.	277,909	7,462
Kroger Co.	121,476	3,208
Lorillard, Inc.	32,461	1,829

See Notes to Financial Statements

		Market
		Value
	Shares	(000)
Consumer Staples — (continued)
McCormick & Co., Inc.	24,853	$792
Molson Coors Brewing Co., Class B	28,562	1,397
Pepsi Bottling Group, Inc.	26,753	602
PepsiCo, Inc.	292,856	16,040
Philip Morris International, Inc.	381,699	16,608
Procter & Gamble Co.	562,619	34,781
Reynolds American, Inc.	31,387	1,265
Safeway, Inc.	80,364	1,910
Sara Lee Corp.	130,834	1,281
SuperValu, Inc.	37,648	550
Sysco Corp.	111,909	2,567
The Hershey Company	31,782	1,104
The J.M. Smucker Co.	22,760	987
Tyson Foods, Inc., Class A	57,835	507
UST Corp.	27,837	1,931
Wal-Mart Stores, Inc.	421,502	23,630
Walgreen Co.	184,018	4,540
Whole Foods Market, Inc.	25,433	240
		190,259
Energy — 12.6%
Anadarko Petroleum Corp.	88,126	3,397
Apache Corp.	62,325	4,645
Baker Hughes, Inc.	57,578	1,847
BJ Services Co.	52,248	610
Cabot Oil & Gas Corp.	20,300	528
Cameron International Corp. (a)	41,400	849
Chesapeake Energy Corp.	97,582	1,578
Chevron Corp. (e)	383,846	28,393
ConocoPhillips	281,330	14,573
Devon Energy Corp.	82,951	5,451
El Paso Corp.	132,492	1,037
ENSCO International, Inc.	26,077	740
EOG Resources, Inc.	46,717	3,110
Equitable Resources, Inc.	24,300	815
ExxonMobil Corp. (e)	957,872	76,467
Halliburton Co.	170,334	3,097
Hess Corp.	52,501	2,816
Marathon Oil Corp.	133,077	3,641
Murphy Oil Corp.	35,641	1,581
Nabors Industries, Ltd. (a)	51,604	618
National Oilwell Varco, Inc. (a)	78,157	1,910
Noble Corp.	50,818	1,123
Noble Energy, Inc.	31,510	1,551
Occidental Petroleum Corp.	152,144	9,127
Pioneer Natural Resources Co.	21,600	349
Range Resources Corp.	29,400	1,011
Rowan Cos., Inc.	19,520	310
Schlumberger, Ltd.	224,675	9,511
Smith International, Inc.	39,634	907
Sunoco, Inc.	21,584	938
Tesoro Corp.	26,365	347
Valero Energy Corp.	99,109	2,145
Weatherford International Ltd. (a)	127,010	1,374
Williams Cos., Inc.	109,968	1,592
XTO Energy, Inc.	109,552	3,864
		191,852
Financials — 13.1%
AFLAC, Inc.	88,890	4,075
Allstate Corp.	102,006	3,342
American Capital Ltd.	39,402	128
American Express Co.	216,164	4,010
American International Group, Inc.	483,466	759
Ameriprise Financial, Inc.	39,907	932
AON Corp.	52,147	2,382
Apartment Investment & Management Co. Class A	24,281	280
Assurant, Inc.	21,431	643
AvalonBay Communities, Inc.	14,653	888
Bank of America Corp.	947,062	13,335
Bank of New York Mellon Corp.	214,285	6,071
BB&T Corp.	102,870	2,825
Boston Properties, Inc.	22,967	1,263
Capital One Financial Corp.	74,963	2,391
CB Richard Ellis Group, Inc. Class A (a)	47,275	204
Charles Schwab Corp.	175,393	2,836
Chubb Corp.	67,475	3,441
Cincinnati Financial Corp.	31,214	907
CIT Group, Inc.	54,842	249
Citigroup, Inc.	1,030,602	6,915
CME Group, Inc.	12,391	2,579
Comerica, Inc.	27,144	539
Developers Diversified Realty Corp.	22,824	111
Discover Financial Services	85,605	816
E*Trade Financial Corp. (a)	81,315	94
Equity Residential	51,457	1,534
Federated Investors, Inc. Class B	15,270	259
Fidelity National Information Services, Inc.	36,777	598
Fifth Third Bancorp	107,116	885
First Horizon National Corp.	40,272	426
Franklin Resources, Inc.	28,180	1,797
Genworth Financial, Inc. Class A	79,351	225
Goldman Sachs Group, Inc.	83,700	7,063
Hartford Financial Services Group, Inc.	58,297	957
HCP, Inc.	46,700	1,297
Hudson City Bancorp, Inc.	95,992	1,532
Huntington Bancshares, Inc.	64,656	495
IntercontinentalExchange, Inc. (a)	13,980	1,152
Invesco Ltd.	69,400	1,002
J.P. Morgan Chase & Co.	703,715	22,188
Janus Capital Group, Inc.	26,407	212
KeyCorp	93,575	797
Kimco Realty Corp.	41,069	751
Legg Mason, Inc.	26,342	577
Leucadia National Corp. (a)	31,136	616
Lincoln National Corp.	46,692	880
Loews Corp.	69,031	1,950

See Notes to Financial Statements

		Market
		Value
	Shares	(000)
Financials — (continued)
M & T Bank Corp.	14,137	$812
Marsh & McLennan Cos., Inc.	94,753	2,300
Marshall & Ilsley Corp.	45,493	621
Mastercard, Inc. Class A	13,600	1,944
MBIA, Inc. (a)	31,984	130
Merrill Lynch & Co., Inc.	304,490	3,544
MetLife, Inc.	150,396	5,243
Moody’s Corp.	35,466	712
Morgan Stanley	205,330	3,293
NASDAQ OMX Group, Inc. (a)	24,600	608
National City Corp.	384,354	696
Northern Trust Corp.	41,706	2,175
NYSE Euronext	48,800	1,336
People’s United Financial Inc.	63,600	1,134
Plum Creek Timber Co., Inc.	33,011	1,147
PNC Financial Services Group, Inc.	64,051	3,138
Principal Financial Group, Inc.	46,591	1,052
Progressive Corp.	127,401	1,887
ProLogis	48,091	668
Prudential Financial, Inc.	81,039	2,452
Public Storage, Inc.	23,887	1,899
Regions Financial Corp.	129,789	1,033
Simon Property Group, Inc.	42,400	2,253
SLM Corp. (a)	83,254	741
Sovereign Bancorp, Inc. (a)	105,974	316
State Street Corp. (b)	81,725	3,214
SunTrust Banks, Inc.	66,618	1,968
T. Rowe Price Group, Inc.	48,075	1,704
Torchmark Corp.	15,621	698
Travelers Cos, Inc.	110,204	4,981
U.S. Bancorp	331,752	8,297
Unum Group	66,529	1,237
Vornado Realty Trust	26,034	1,571
Wachovia Corp.	399,078	2,211
Wells Fargo Co.	714,593	21,066
Western Union Co.	134,085	1,923
XL Capital, Ltd. Class A	54,468	202
Zions Bancorp	21,753	533
		199,947
Health Care — 14.3%
Abbott Laboratories	292,706	15,622
Aetna, Inc.	89,650	2,555
Allergan, Inc.	58,392	2,354
AmerisourceBergen Corp.	29,893	1,066
Amgen, Inc. (a)	200,036	11,552
Baxter International, Inc.	117,361	6,289
Becton, Dickinson & Co.	45,197	3,091
Biogen Idec, Inc. (a)	55,031	2,621
Boston Scientific Corp. (a)	283,034	2,191
Bristol-Myers Squibb Co.	369,638	8,594
C.R. Bard, Inc.	18,697	1,575
Cardinal Health, Inc.	67,557	2,329
Celgene Corp. (a)	85,618	4,733
Cephalon, Inc. (a)	12,400	955
CIGNA Corp.	53,596	903
Coventry Health Care, Inc. (a)	27,603	411
Covidien Ltd.	95,704	3,468
DaVita, Inc. (a)	20,300	1,006
Dentsply International Inc.	27,200	768
Eli Lilly & Co.	187,675	7,558
Express Scripts, Inc. (a)	46,299	2,546
Forest Laboratories, Inc. (a)	58,202	1,482
Genzyme Corp. (a)	49,892	3,311
Gilead Sciences, Inc. (a)	173,899	8,893
Hospira, Inc. (a)	28,503	765
Humana, Inc. (a)	32,007	1,193
IMS Health, Inc.	34,832	528
Intuitive Surgical, Inc. (a)	7,500	953
Johnson & Johnson	522,149	31,240
King Pharmaceuticals, Inc. (a)	48,592	516
Laboratory Corp. of America Holdings (a)	20,622	1,328
Life Technologies Corp. (a)	31,287	729
McKesson Corp.	50,655	1,962
Medco Health Solutions, Inc. (a)	94,468	3,959
Medtronic, Inc.	210,278	6,607
Merck & Co., Inc.	401,219	12,197
Millipore Corp. (a)	9,535	491
Mylan Laboratories Inc. (a)	60,109	595
Patterson Cos., Inc. (a)	18,294	343
Pfizer, Inc.	1,271,271	22,514
Quest Diagnostics, Inc.	29,800	1,547
Schering-Plough Corp.	306,055	5,212
St. Jude Medical, Inc. (a)	63,126	2,081
Stryker Corp.	46,089	1,841
Tenet Healthcare Corp. (a)	66,670	77
Thermo Fisher Scientific, Inc. (a)	78,524	2,675
UnitedHealth Group, Inc.	226,996	6,038
Varian Medical Systems, Inc. (a)	22,860	801
Watson Pharmaceuticals, Inc. (a)	20,646	549
Wellpoint, Inc. (a)	95,838	4,038
Wyeth	248,887	9,336
Zimmer Holdings, Inc. (a)	41,652	1,684
		217,672
Industrials — 10.9%
3M Co.	130,572	7,513
Avery Dennison Corp.	18,988	621
Boeing Co.	138,988	5,931
Burlington Northern Santa Fe Corp.	52,982	4,011
Caterpillar, Inc.	114,479	5,114
CH Robinson Worldwide, Inc.	31,961	1,759
Cintas Corp.	25,088	583
Cooper Industries, Ltd. Class A	32,034	936
CSX Corp.	75,538	2,453
Cummins, Inc.	37,258	996
Danaher Corp.	47,386	2,683
Deere & Co.	80,637	3,090
Domtar Corp. (a),(c)	11	—
Dover Corp.	34,295	1,129

See Notes to Financial Statements

		Market
		Value
	Shares	(000)
Industrials — (continued)
Eaton Corp.	30,295	$1,506
Emerson Electric Co.	144,148	5,277
Equifax, Inc.	23,683	628
Expeditors International Washington, Inc.	40,120	1,335
Fastenal Co.	23,200	809
FedEx Corp.	58,100	3,727
Flir Systems, Inc. (a)	26,100	803
Flowserve Corp.	10,300	530
Fluor Corp.	33,460	1,501
General Dynamics Corp.	74,961	4,317
General Electric Co. (e)	1,979,233	32,064
Goodrich Co.	24,445	905
Honeywell International, Inc.	140,381	4,609
Illinois Tool Works, Inc.	75,071	2,631
Ingersoll-Rand Co. Class A	58,457	1,014
ITT Industries, Inc.	33,492	1,540
Jacobs Engineering Group, Inc. (a)	23,400	1,126
L-3 Communications Holdings, Inc.	22,303	1,646
Lockheed Martin Corp.	62,652	5,268
Manitowoc Co., Inc.	24,000	208
Masco Corp.	67,523	752
Monster Worldwide, Inc. (a)	22,609	273
Norfolk Southern Corp.	69,355	3,263
Northrop Grumman Corp.	62,811	2,829
PACCAR, Inc.	67,874	1,941
Pall Corp.	22,209	631
Parker-Hannifin Corp.	31,803	1,353
Pitney Bowes, Inc.	40,027	1,020
Precision Castparts Corp.	25,507	1,517
R.R. Donnelley & Sons Co.	38,309	520
Raytheon Co.	77,482	3,955
Republic Services, Inc.	61,603	1,527
Robert Half International, Inc.	30,640	638
Rockwell Automation, Inc.	27,505	887
Rockwell Collins, Inc.	30,231	1,182
Ryder Systems, Inc.	9,821	381
Southwest Airlines Co.	136,186	1,174
Stericycle, Inc. (a)	15,600	812
Textron, Inc.	45,239	627
Total System Services, Inc.	37,775	529
Tyco Electronics Ltd.	86,204	1,397
Tyco International Ltd.	87,961	1,900
Union Pacific Corp.	94,368	4,511
United Parcel Service, Inc. Class B	189,246	10,439
United Technologies Corp.	181,078	9,706
W.W. Grainger, Inc.	12,169	959
Waste Management, Inc.	92,139	3,053
		166,039
Information Technology — 14.4%
Adobe Systems, Inc. (a)	99,657	2,122
Advanced Micro Devices, Inc. (a)	114,986	248
Affiliated Computer Services, Inc. Class A (a)	18,737	861
Agilent Technologies, Inc. (a)	68,068	1,064
Akamai Technologies, Inc. (a)	29,424	444
Altera Corp.	58,354	975
Amphenol Corp. Class A	31,900	765
Analog Devices, Inc.	54,669	1,040
Apple Computer, Inc. (a)	167,684	14,312
Applied Materials, Inc.	248,807	2,520
Autodesk, Inc. (a)	41,676	819
Automatic Data Processing, Inc.	94,317	3,710
BMC Software, Inc. (a)	35,621	959
Broadcom Corp. Class A (a)	83,259	1,413
CA, Inc.	73,599	1,364
CIENA Corp. (a)	14,529	97
Cisco Systems, Inc. (a)	1,106,619	18,038
Citrix Systems, Inc. (a)	33,467	789
Cognizant Technology Solutions Corp. Class A (a)	54,884	991
Computer Sciences Corp. (a)	28,244	992
Compuware Corp. (a)	51,350	347
Convergys Corp. (a)	20,035	128
Corning, Inc.	297,476	2,835
Dell, Inc. (a)	322,450	3,302
Dun & Bradstreet Corp.	9,900	764
Electronic Arts, Inc. (a)	58,200	934
EMC Corp. (a)	388,384	4,066
Fiserv, Inc. (a)	29,952	1,089
Google, Inc. Class A (a)	45,190	13,903
Harris Corp.	24,100	917
Hewlett-Packard Co.	462,016	16,767
Intel Corp.	1,053,556	15,445
International Business Machines Corp.	253,242	21,313
Intuit, Inc. (a)	58,463	1,391
Jabil Circuit, Inc.	39,951	270
Juniper Networks, Inc. (a)	100,793	1,765
KLA-Tencor Corp.	34,105	743
Lexmark International Group, Inc. Class A (a)	15,842	426
Linear Technology Corp.	40,863	904
LSI Corp. (a)	112,662	371
McAfee, Inc. (a)	28,700	992
MEMC Electronic Materials, Inc. (a)	40,878	584
Microchip Technology, Inc.	33,189	648
Micron Technology, Inc. (a)	142,362	376
Microsoft Corp. (e)	1,441,835	28,029
Molex, Inc.	24,805	359
Motorola, Inc.	417,065	1,848
National Semiconductor Corp.	39,396	397
NetApp, Inc. (a)	61,157	854
Novell, Inc. (a)	68,720	267
Novellus Systems, Inc. (a)	20,030	247
NVIDIA Corp. (a)	100,756	813
Oracle Corp. (a)	733,462	13,004
Paychex, Inc.	61,038	1,604
PerkinElmer, Inc.	21,118	294
QLogic Corp. (a)	24,322	327

See Notes to Financial Statements

		Market
		Value
	Shares	(000)
Information Technology — (continued)
QUALCOMM, Inc.	312,711	$11,204
Salesforce.com, Inc. (a)	18,600	595
SanDisk Corp. (a)	40,167	386
Sun Microsystems, Inc. (a)	142,341	544
Symantec Corp. (a)	159,663	2,159
Tellabs, Inc. (a)	73,830	304
Teradata Corp. (a)	33,520	497
Teradyne, Inc. (a)	27,649	117
Texas Instruments, Inc.	247,399	3,840
VeriSign, Inc. (a)	37,521	716
Waters Corp. (a)	18,665	684
Xerox Corp.	161,834	1,290
Xilinx, Inc.	53,002	944
Yahoo!, Inc. (a)	260,319	3,176
		218,302
Materials — 3.1%
Air Products & Chemicals, Inc.	40,009	2,011
AK Steel Holding Corp.	20,000	186
Alcoa, Inc.	152,249	1,714
Allegheny Technologies, Inc.	17,528	447
Ball Corp.	17,562	730
Bemis Co., Inc.	17,262	409
CF Industries Holdings, Inc.	10,150	499
Consol Energy, Inc.	33,273	951
Dow Chemical Co.	173,228	2,614
E.I. Du Pont de Nemours & Co.	168,412	4,261
Eastman Chemical Co.	14,204	450
Ecolab, Inc.	33,566	1,180
Freeport-McMoRan Copper & Gold, Inc. Class B	70,752	1,729
International Flavors & Fragrances, Inc.	14,331	426
International Paper Co.	82,811	977
Massey Energy Co.	14,300	197
MeadWestvaco Corp.	32,320	362
Monsanto Co.	103,355	7,271
Newmont Mining Corp.	86,206	3,509
Nucor Corp.	58,554	2,705
Owens-Illinois, Inc. (a)	31,400	858
Pactiv Corp. (a)	23,915	595
Peabody Energy Corp.	50,924	1,159
PPG Industries, Inc.	29,871	1,267
Praxair, Inc.	59,011	3,503
Rohm & Haas Co.	23,006	1,422
Sealed Air Corp.	28,492	426
Sigma-Aldrich Corp.	23,934	1,011
Titanium Metals Corp.	16,600	146
United States Steel Corp.	20,978	780
Vulcan Materials Co.	20,861	1,452
Weyerhaeuser Co.	38,837	1,189
		46,436
Telecommunication Services — 3.7%
American Tower Corp. Class A (a)	74,300	2,179
AT&T, Inc.	1,110,550	31,651
CenturyTel, Inc.	19,441	531
Embarq Corp.	27,397	985
Fairpoint Communications, Inc. (c)	8	—
Frontier Communications Corp.	60,384	528
JDS Uniphase Corp. (a)	42,723	156
Qwest Communications International, Inc.	283,890	1,033
Sprint Nextel Corp. (a)	517,465	947
Verizon Communications, Inc.	532,566	18,054
Windstream Corp.	79,613	732
		56,796
Utilities — 4.3%
AES Corp. (a)	128,395	1,058
Allegheny Energy, Inc.	30,759	1,042
Ameren Corp.	38,360	1,276
American Electric Power Co., Inc.	75,952	2,528
CenterPoint Energy, Inc.	65,611	828
CMS Energy Corp.	38,856	393
Consolidated Edison, Inc.	50,152	1,952
Constellation Energy Group, Inc.	34,414	863
Dominion Resources, Inc.	108,262	3,880
DTE Energy Co.	30,484	1,087
Duke Energy Corp.	236,920	3,556
Dynegy, Inc. (a)	82,690	165
Edison International	62,119	1,995
Entergy Corp.	36,198	3,009
Exelon Corp.	123,321	6,858
FirstEnergy Corp.	56,507	2,745
FPL Group, Inc.	76,721	3,861
Integrys Energy Group, Inc.	14,716	633
Nicor, Inc.	7,400	257
NiSource, Inc.	49,982	548
Pepco Holdings, Inc.	41,700	741
PG&E Corp.	67,626	2,618
Pinnacle West Capital Corp.	17,760	571
PPL Corp.	69,075	2,120
Progress Energy, Inc.	49,081	1,956
Public Service Enterprise Group, Inc.	96,324	2,810
Questar Corp.	32,968	1,078
SCANA Corp.	22,200	789
Sempra Energy	45,686	1,948
Southern Co.	144,743	5,355
Southwestern Energy Co. (a)	64,000	1,854
Spectra Energy Corp.	113,398	1,785
TECO Energy, Inc.	42,151	521
Wisconsin Energy Corp.	21,200	890
Xcel Energy, Inc.	83,951	1,557
		65,127
TOTAL COMMON STOCKS (Cost $1,445,363,525)		1,480,268

See Notes to Financial Statements

	Par	Market
	Amount	Value
	(000)	(000)
U.S. GOVERNMENT SECURITIES — 0.3%
United States Treasury Bill(d)(e) 0.2% due 06/11/09	$195	$195
United States Treasury Bill(d)(e) 0.2% due 06/11/09	4,620	4,616

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,810,926)		4,811

	Shares
	(000)
MONEY MARKET FUNDS — 2.3%
AIM Short Term Investment Prime Portfolio	35,121	35,121
Federated Money Market Obligations Trust	571	571

TOTAL MONEY MARKET FUNDS (Cost $35,692,807)		35,692

Total Investments† — 99.9% (identified cost $1,485,867)		1,520,771

Other Assets in Excess of Liabilities — 0.1%		1,437

Net Assets — 100.0%		$1,522,208

(a)	Non-income producing security.
(b)	Affiliated issuer. See table that follows for more information.
(c)	Amount is less than $1,000.
(d)	Rate represents annualized yield at date of purchase.
(e)	All or part of this security has been designated as collateral for futures contracts.
†	See Note 2 of the Notes to Financial Statements.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2009	924	$951
Total unrealized depreciation on open futures contracts purchased		$951

See Notes to Financial Statements

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

		Shares
		purchased				Income earned	Realized
		for the 12				for the 12	loss
	Number of	months	Shares sold for	Number of	Value at	months ended	on shares
Security	shares held	ended	the 12 months	shares held at	12/31/08	12/31/08	sold
Description	at 12/31/07	12/31/08	ended 12/31/08	12/31/08	(000)	(000)	(000)
State Street Corp.	70,325	19,000	7,600	81,725	$3,214	$72	$(8)

See Notes to Financial Statements

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2008

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,482,293)	$1,517,557
Investments in non-controlled affiliates at market (identified cost $3,574) (Note 4)	3,214
Total investments at market (identified cost $1,485,867)	1,520,771

Cash	8
Receivables:
Daily variation margin on futures contracts	545
Dividends and interest	3,390
Total assets	1,524,714

Liabilities
Payables:
Investment securities purchased	2,450
Management fees (Note 4)	56
Total liabilities	2,506
Net Assets	$1,522,208

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2008

(Amounts in thousands)

Investment Income
Dividend income - unaffiliated issuers		$45,238
Dividend income - non-controlled affiliated issuer		72
Interest		1,146
Total Investment Income		46,456

Expenses
Management fees (Note 4)	$893
Total Expenses		893
Net Investment Income		45,563

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments - unaffiliated issuers	1,264
Investments - non-controlled affiliated issuer	(8)
Futures contracts	(21,109)
		(19,853)
Net change in net unrealized appreciation (depreciation) on:
Investments	(898,078)
Futures contracts	276
		(897,802)
Net realized and unrealized loss		(917,655)
Net Decrease in Net Assets Resulting from Operations		$(872,092)

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the Year	For the Year
	Ended	Ended
	December 31, 2008	December 31, 2007
Increase (Decrease) in Net Assets From:
Operations
Net Investment Income	$45,563	$53,117
Net realized gain (loss) on investments and futures contracts	(19,853)	169,211
Net change in net unrealized appreciation (depreciation)	(897,802)	(66,481)
Net increase (decrease) in net assets resulting from operations	(872,092)	155,847

Capital Transactions
Proceeds from contributions	288,497	328,812
Fair value of withdrawals	(316,574)	(765,322)
Withdrawals in-kind	—	(63,656)
Net decrease in net assets from capital transactions	(28,077)	(500,166)
Total Net Decrease in Net Assets	(900,169)	(344,319)

Net Assets
Beginning of Year	2,422,377	2,766,696
End of Year	$1,522,208	$2,422,377

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$1,522,208	$2,422,377	$2,766,696	$2,453,109	$2,767,467

Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.30%	1.96%	1.94%	1.84%	1.97%

Portfolio turnover rate*	14%	12%	10%	8%	9%

Total return (a)	(37.02)%	5.49%	15.75%	4.87%	10.86%

* The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2008

1. Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999.  The Trust comprises eleven investment portfolios:  the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).  At December 31, 2008, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”).  The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation:  The Portfolio’s investments are valued each business day by independent pricing services.  Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

•                                          Level 1 — quoted prices in active markets for identical securities

•                                          Level 3 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2008

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Portfolio’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$1,515,960,091	$950,935
Level 2 – Other Significant Observable Inputs	4,810,926	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,520,771,017	$950,935

*Other financial instruments include futures contracts.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2008, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 through 2008 remain subject to examination by the portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount.  Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

23

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2008

3. Securities Transactions

For the year ended December 31, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $307,643,773 and $281,597,781, respectively.

At December 31, 2008, the book cost of investments was $1,485,867,258 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $357,487,087 and $322,583,328, respectively, resulting in net appreciation of $34,903,759 for all securities as computed on a federal income tax basis.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

5. Trustees’ Fees

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

6. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. New Accounting Pronouncements

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”), including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2009

25

State Street Equity 500 Index Portfolio

General Information (Unaudited)

December 31, 2008

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio.  A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 20, 2008 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”).  In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio.  They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

26

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2008.  Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio’s advisory fee and total expense ratio were lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Board determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

27

Trustees and Executive Officers (Unaudited).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•              business addresses and ages;

•              principal occupations during the past five years; and

•              other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation	Overseen by	Other Directorships Held
(“DOB”)	Trust	Time Served	During Past Five Years	Trustee*	by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	22

Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Chairman and Trustee, Scottish Widows Investment Partnership Trust; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

28

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation	Overseen by	Other Directorships Held
(“DOB”)	Trust	Time Served	During Past Five Years	Trustee*	by Trustee

Interested Trustees(1)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management, Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (March 2006 – present); Principal, State Street Global Advisers (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust

Officers:

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present).	—	—

Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 - present) with which he has been affiliated with since 1999.	—	—

*   The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1)                                  Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

29

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth	Held with	and Length of	Principal Occupation	Overseen by	Other Directorships Held
(“DOB”)	Trust	Time Served	During Past Five Years	Trustee*	by Trustee

Officers: (continued)

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004-present), Vice President State Street Global Advisors (2004-present).	—	—

Nancy L. Conlin State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 2/09	Vice President and Managing Counsel, State Street Bank and Trust Company (2007-present); General Counsel, Plymouth Rock Companies (2004-2007).	—	—

Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected 9/08	Vice President and Counsel (2008 – present) and Associate Counsel (2004 – 2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company); Legal Product Manager, Fidelity Investments (2000 – 2004).	—	—

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

30

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

31

IAR-08/09 (52535)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Tuckerman Active REIT Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Annual Report

August 31, 2009

SSgA Funds
Equity Funds

Annual Report

August 31, 2009

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2009 Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information useful.

The fiscal year ended August 31, 2009 was one of remarkable extremes, involving a series of unprecedented events affecting the financial markets and global economy as well as drastic shifts in the performance patterns of the capital markets. The financial markets in which the SSgA Funds operate continue to reflect the challenges of the global economic environment. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

We would like to thank you for your ongoing support of the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

President's Letter
3

This page has been intentionally left blank.

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

Invests in:  Large capitalization US equity securities.

Strategy:  The Fund's management team employs an equity strategy using bottom-up, quantitative stock selection from among the securities included in, but not limited to, the S&P 500 Index based upon a multi-factor return forecasting model, coupled with risk controlled, benchmark oriented portfolio construction.

Disciplined Equity Fund

Period Ended 08/31/09	Total Return
1 Year	(20.56)%
5 Years	(0.71	)%+
10 Years	(1.88	)%+

Standard & Poor's® 500 Composite Stock Index#

Period Ended 08/31/09	Total Return
1 Year	(18.25)%
5 Years	0.49	%+
10 Years	(0.79	)%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Disciplined Equity Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008, as amended, is 0.63%.

See related Notes on page 6.

Disciplined Equity Fund
5

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

The SSgA Disciplined Equity Fund (the "Fund") seeks to provide total returns that exceed over time the S&P 500 Index through investment in equity securities. The Fund is benchmarked to the S&P 500 Index (the "Index").

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was -20.56%, and the total return for the Index was -18.25%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

U.S. equity market volatility reached near-record highs over the later part of 2008, with the market falling precipitously during the months of October and November. The significant rise in directional market volatility was accompanied by an increased correlation of stock returns across the investable universe, which poses challenges for a stock selection process designed to differentiate between winners and losers. While the market began to show signs of recovery in December, trends reversed in early January 2009 with equity indices again turning negative and the cheapest stocks being sold off the most aggressively. Trends reversed again during the market rally that began in early March 2009. Stocks that performed the best in this rising market were lower quality, value-oriented stocks, while the stocks that performed the worst during this period were growth-oriented stocks. Historically, the Fund's investment process can be challenged in the short-term during these frequent turning points in the market.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The Fund is a U.S. large capitalization fund which maintains size, style, and beta characteristics similar to those of the benchmark. A quantitative process is used to rank stocks generally on a nightly basis and industries on a monthly basis. As of August 31, 2009, the Fund is currently diversified with approximately 275 securities and security over-weight and underweight positions are limited to 0.50% relative to the benchmark. This approach is designed to prevent a single stock position from having a significant impact on the Fund's relative performance.

With an increase in equity market volatility and stock-level correlation, the Fund's stock selection techniques delivered mixed results during the reporting period. In aggregate, the Fund's stock selection techniques that focus on identifying undervalued companies performed positively. Models that seek to select companies with superior earnings growth potential and that are exhibiting positive price momentum detracted the most value. However, the factors that comprise the stock selection model experienced numerous reversals over the last year, which impacted the Fund's performance. In the early portion of the reporting period, models that were focused on valuation generally underperformed, while growth-based techniques performed well. This trend reversed in 2009, as value has been very effective, while market sentiment has been extremely weak.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Disciplined Equity Fund
6

SSgA

Disciplined Equity Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,394.60	$1,022.03
Expenses Paid During Period *	$3.80	$3.21

* Expenses are equal to the Fund's expense ratio of 0.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Disciplined Equity Fund
7

SSgA
Disciplined Equity Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 9.3%
Advance Auto Parts, Inc.	9,891	418
Best Buy Co., Inc.	12,768	463
Brink's Home Security Holdings, Inc. (Æ)	400	13
Comcast Corp. Class A	53,015	812
Darden Restaurants, Inc.	1,893	62
DIRECTV Group, Inc. (The) (Æ)(Ñ)	10,507	260
DISH Network Corp. Class A (Æ)	2,081	34
Expedia, Inc. (Æ)	5,600	129
Family Dollar Stores, Inc.	5,416	164
Federal Mogul Corp. (Æ)(Ñ)	1,700	21
Ford Motor Co. (Æ)	37,902	288
Gap, Inc. (The)	20,630	405
Guess?, Inc.	3,000	105
H&R Block, Inc.	12,900	223
Hasbro, Inc.	1,700	48
Home Depot, Inc. (Ñ)	18,022	492
IAC/InterActiveCorp (Æ)(Ñ)	18,496	343
Interpublic Group of Companies., Inc. (Æ)	15,900	100
Jarden Corp. (Æ)	5,767	140
JC Penney Co., Inc. (Ñ)	2,900	87
Lowe's Cos., Inc.	6,165	133
Macy's, Inc.	34,204	531
McDonald's Corp.	13,464	757
McGraw-Hill Cos., Inc. (The)	18,720	629
Newell Rubbermaid, Inc.	1,400	19
News Corp. Class A	2,200	24
RadioShack Corp.	16,227	246
Sherwin-Williams Co. (The) (Ñ)	300	18
Time Warner Cable, Inc.	831	31
Time Warner, Inc.	29,132	813
TJX Cos., Inc.	13,760	495
TRW Automotive Holdings Corp. (Æ)	13,550	239
Viacom, Inc. Class B (Æ)	3,740	94
Walt Disney Co. (The)	4,362	114
Yum! Brands, Inc.	12,791	438
		9,188
Consumer Staples - 11.9%
Altria Group, Inc.	9,742	178
Archer-Daniels-Midland Co.	22,223	641
Brown-Forman Corp. Class B (Ñ)	1,000	45
Coca-Cola Co. (The)	15,277	745
Coca-Cola Enterprises, Inc.	19,479	394
Colgate-Palmolive Co.	10,318	750
CVS Caremark Corp.	29,144	1,094
Dean Foods Co. (Æ)	4,600	83
Kellogg Co.	3,953	186
Kimberly-Clark Corp.	11,453	692
Kraft Foods, Inc. Class A	7,386	209

	Principal Amount ($) or Shares	Market Value $
Kroger Co. (The)	25,219	544
Lorillard, Inc.	5,749	418
Pepsi Bottling Group, Inc.	5,200	186
PepsiCo, Inc.	22,975	1,302
Philip Morris International, Inc.	16,852	770
Procter & Gamble Co. (The)	23,794	1,288
Sara Lee Corp.	35,070	340
SYSCO Corp.	8,181	209
Wal-Mart Stores, Inc.	32,873	1,672
Walgreen Co.	800	27
		11,773
Energy - 11.6%
Alpha Natural Resources, Inc. (Æ)	2,834	92
Anadarko Petroleum Corp.	3,270	173
Apache Corp.	7,684	653
Cameron International Corp. (Æ)	3,900	139
Chesapeake Energy Corp.	5,700	130
Chevron Corp.	23,319	1,631
ConocoPhillips	6,667	300
Dresser-Rand Group, Inc. (Æ)	3,300	98
El Paso Corp.	53,769	496
EOG Resources, Inc.	1,318	95
Exxon Mobil Corp.	54,006	3,735
Halliburton Co.	16,003	379
Helix Energy Solutions Group, Inc. (Æ)	10,400	122
Hess Corp.	800	41
Marathon Oil Corp.	3,069	95
National Oilwell Varco, Inc. (Æ)	4,270	155
Occidental Petroleum Corp.	13,675	1,000
Oil States International, Inc. (Æ)	1,675	49
Questar Corp.	300	10
SandRidge Energy, Inc. (Æ)(Ñ)	3,600	44
Schlumberger, Ltd.	6,051	340
Spectra Energy Corp.	21,103	397
Whiting Petroleum Corp. (Æ)	2,102	102
Williams Cos., Inc. (The)	32,718	538
XTO Energy, Inc.	17,264	666
		11,480
Financials - 14.4%
Affiliated Managers Group, Inc. (Æ)(Ñ)	200	13
Aflac, Inc.	6,800	276
Allied World Assurance Co. Holdings, Ltd.	2,500	116
American Express Co.	6,637	224
Ameriprise Financial, Inc.	9,607	289
Annaly Capital Management, Inc. (ö)	10,677	185
AON Corp.	600	25
Arch Capital Group, Ltd. (Æ)	2,784	181
Aspen Insurance Holdings, Ltd.	3,600	91
Bancorpsouth, Inc. (Ñ)	7,214	166

Disciplined Equity Fund
8

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp.	95,625	1,682
Bank of New York Mellon Corp. (The)	19,226	569
BB&T Corp.	500	14
Brandywine Realty Trust (ö)	9,200	98
Charles Schwab Corp. (The)	20,323	367
Chimera Investment Corp. (ö)	52,800	201
Chubb Corp.	5,503	272
Citigroup, Inc. (Ñ)	136,060	680
Commerce Bancshares, Inc.	1,700	62
Digital Realty Trust, Inc. (ö)(Ñ)	3,443	150
Endurance Specialty Holdings, Ltd. (Ñ)	3,705	128
First Citizens BancShares, Inc. Class A	58	8
Franklin Resources, Inc.	1,221	114
GLG Partners, Inc. (Ñ)	4,500	18
Goldman Sachs Group, Inc. (The)	5,023	831
HCC Insurance Holdings, Inc.	3,800	100
HCP, Inc. (ö)(Ñ)	4,000	114
Hudson City Bancorp, Inc.	20,038	263
Invesco, Ltd.	14,681	305
JPMorgan Chase & Co.	41,794	1,816
Keycorp	3,300	22
Lincoln National Corp.	1,100	28
Loews Corp.	3,300	113
MetLife, Inc.	12,748	481
Moody's Corp.	3,000	82
Morgan Stanley	8,871	257
NASDAQ OMX Group, Inc. (The) (Æ)	4,022	88
Northern Trust Corp.	2,155	126
PartnerRe, Ltd. - ADR	219	16
PNC Financial Services Group, Inc.	366	16
Principal Financial Group, Inc.	10,947	311
Prudential Financial, Inc.	4,941	250
SEI Investments Co.	7,700	142
SLM Corp. (Æ)	14,100	125
TD Ameritrade Holding Corp. (Æ)	2,472	48
Travelers Cos., Inc. (The)	10,452	527
Unum Group	12,707	286
US Bancorp	18,522	419
Wells Fargo & Co.	53,992	1,486
		14,181
Health Care - 13.2%
Abbott Laboratories	10,953	495
AmerisourceBergen Corp. Class A	9,500	202
Amgen, Inc. (Æ)	17,544	1,048
Baxter International, Inc.	8,974	511
Becton Dickinson and Co.	7,079	493
Bio-Rad Laboratories, Inc. Class A (Æ)	400	35
Boston Scientific Corp. (Æ)	50,376	592
Bristol-Myers Squibb Co.	40,529	897
Community Health Systems, Inc. (Æ)(Ñ)	4,800	148

	Principal Amount ($) or Shares	Market Value $
Coventry Health Care, Inc. (Æ)	2,957	65
Eli Lilly & Co.	23,080	772
Express Scripts, Inc. Class A (Æ)	560	40
Gilead Sciences, Inc. (Æ)	5,113	230
Health Management Associates, Inc. Class A (Æ)	3,500	24
Hospira, Inc. (Æ)	6,436	252
Johnson & Johnson	23,436	1,416
Kinetic Concepts, Inc. (Æ)(Ñ)	6,431	205
King Pharmaceuticals, Inc. (Æ)	10,800	112
Life Technologies Corp. (Æ)	2,600	116
McKesson Corp.	3,579	203
Medco Health Solutions, Inc. (Æ)	7,259	401
Medtronic, Inc.	6,473	248
Merck & Co., Inc.	9,140	296
Mylan, Inc. (Æ)(Ñ)	7,000	103
Pfizer, Inc.	101,308	1,692
Schering-Plough Corp.	17,696	499
St. Jude Medical, Inc. (Æ)	2,700	104
Tenet Healthcare Corp. (Æ)	4,500	21
UnitedHealth Group, Inc.	20,464	573
WellPoint, Inc. (Æ)	12,517	662
Wyeth	11,821	566
		13,021
Industrials - 8.4%
3M Co.	1,200	86
Brink's Co. (The)	3,883	102
Cooper Industries, Ltd. Class A	2,782	90
Corrections Corp. of America (Æ)	15,863	315
CSX Corp.	14,672	624
Cummins, Inc.	2,635	119
FedEx Corp.	3,719	256
Flowserve Corp.	1,192	103
Gardner Denver, Inc. (Æ)	3,400	110
General Cable Corp. (Æ)	800	28
General Dynamics Corp.	4,270	253
General Electric Co.	111,366	1,548
Harsco Corp.	4,128	129
Honeywell International, Inc.	2,845	105
Joy Global, Inc.	300	12
KBR, Inc.	14,389	326
Lockheed Martin Corp.	5,272	395
McDermott International, Inc. (Æ)	13,337	317
Norfolk Southern Corp.	2,403	110
Northrop Grumman Corp.	1,515	74
Raytheon Co.	11,094	523
RR Donnelley & Sons Co.	2,800	50
Tech Data Corp. (Æ)(Ñ)	6,454	246
Timken Co.	5,300	112
Trinity Industries, Inc.	6,200	98

Disciplined Equity Fund
9

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Union Pacific Corp.	4,166	249
United Parcel Service, Inc. Class B	5,429	290
United Technologies Corp.	17,082	1,014
Waste Management, Inc.	20,112	602
WESCO International, Inc. (Æ)(Ñ)	948	23
		8,309
Information Technology - 19.3%
Accenture, Ltd. Class A	11,714	387
Amphenol Corp. Class A	1,600	56
Apple, Inc. (Æ)	7,008	1,179
Arrow Electronics, Inc. (Æ)	9,872	273
BMC Software, Inc. (Æ)	2,900	103
CA, Inc.	11,964	267
Cisco Systems, Inc. (Æ)	81,113	1,752
CommScope, Inc. (Æ)	1,800	49
Computer Sciences Corp. (Æ)	1,776	87
Convergys Corp. (Æ)	11,900	129
Corning, Inc.	22,996	347
eBay, Inc. (Æ)	13,289	294
EMC Corp. (Æ)	15,358	244
Fairchild Semiconductor International, Inc. Class A (Æ)	1,800	18
Google, Inc. Class A (Æ)	1,755	810
Harris Corp.	5,254	182
Hewlett-Packard Co.	35,971	1,615
Ingram Micro, Inc. Class A (Æ)(Ñ)	18,704	313
Integrated Device Technology, Inc. (Æ)	4,500	31
Intel Corp.	83,750	1,702
International Business Machines Corp.	11,739	1,386
Jabil Circuit, Inc.	4,400	48
JDS Uniphase Corp. (Æ)	15,200	104
Lender Processing Services, Inc.	3,500	120
Micron Technology, Inc. (Æ)	6,611	49
Microsoft Corp.	86,864	2,141
Motorola, Inc.	17,665	127
Novell, Inc. (Æ)	12,500	54
Oracle Corp.	39,834	871
QUALCOMM, Inc.	11,738	545
SAIC, Inc. (Æ)(Ñ)	22,313	413
Sun Microsystems, Inc. (Æ)	8,200	76
Symantec Corp. (Æ)	26,618	402
Synopsys, Inc. (Æ)(Ñ)	11,570	246
Tellabs, Inc. (Æ)	30,111	191
Teradata Corp. (Æ)	1,810	49
Texas Instruments, Inc.	28,075	690
Visa, Inc.	4,142	295
Vishay Intertechnology, Inc. (Æ)	55,180	445
Western Digital Corp. (Æ)	12,586	431
Western Union Co. (The)	15,744	284
Yahoo!, Inc. (Æ)	16,885	247
		19,052

	Principal Amount ($) or Shares	Market Value $
Materials - 3.8%
AK Steel Holding Corp.	1,100	22
Ashland, Inc.	4,400	161
Ball Corp.	3,200	155
Celanese Corp. Class A	16,605	423
CF Industries Holdings, Inc.	1,163	95
Eastman Chemical Co.	9,066	473
EI Du Pont de Nemours & Co.	14,899	476
Freeport-McMoRan Copper & Gold, Inc. Class B	2,698	170
International Paper Co.	24,816	570
Lubrizol Corp.	5,181	330
MeadWestvaco Corp.	5,600	123
Monsanto Co.	701	59
Owens-Illinois, Inc. (Æ)	3,500	119
Pactiv Corp. (Æ)	13,325	331
Sonoco Products Co.	5,719	148
Terra Industries, Inc.	3,350	104
		3,759
Telecommunication Services - 3.9%
Amdocs, Ltd. (Æ)	10,200	248
AT&T, Inc.	76,777	2,000
Qwest Communications International, Inc. (Ñ)	19,300	69
Scripps Networks Interactive, Inc.	900	29
Sprint Nextel Corp. (Æ)(Ñ)	39,405	144
Verizon Communications, Inc.	42,448	1,318
Windstream Corp.	10,700	92
		3,900
Utilities - 3.6%
American Electric Power Co., Inc.	10,062	316
American Water Works Co., Inc.	5,100	102
CMS Energy Corp. (Ñ)	26,831	360
Dominion Resources, Inc.	2,374	79
DPL, Inc.	8,080	200
Duke Energy Corp.	36,253	562
Dynegy, Inc. Class A (Æ)	7,500	14
Edison International	6,814	228
MDU Resources Group, Inc.	21,442	416
NV Energy, Inc.	36,120	436
PG&E Corp.	3,503	142
Progress Energy, Inc. (Ñ)	4,456	176
Public Service Enterprise Group, Inc.	13,460	426
Sempra Energy	1,556	78
Southern Union Co.	700	14
Westar Energy, Inc.	1,800	37
		3,586
Total Common Stocks (cost $84,674)		98,249

Disciplined Equity Fund
10

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.3%
AIM Short Term Investment Prime Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	233	—	±
United States Treasury Bills (ç)(ÿ)(§) 0.135% due 09/10/09	300	300
Total Short-Term Investments (cost $300)		300
Other Securities - 5.0%
State Street Navigator Securities Prime Lending Portfolio (d)	4,891,237	4,891
Total Other Securities (cost $4,891)		4,891
Total Investments - 104.7% (identified cost $89,865)		103,440
Other Assets and Liabilities, Net - (4.7%)		(4,646)
Net Assets - 100.0%		98,794

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Mini Index (CME)	16	USD	816	09/09	(3)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(3)

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
11

SSgA
Disciplined Equity Fund

Presentation of Portfolio Holdings — August 31, 2009

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$9,188	$—	$—	$9,188	9.3
Consumer Staples	11,773	—	—	11,773	11.9
Energy	11,480	—	—	11,480	11.6
Financials	14,181	—	—	14,181	14.4
Health Care	13,021	—	—	13,021	13.2
Industrials	8,309	—	—	8,309	8.4
Information Technology	19,052	—	—	19,052	19.3
Materials	3,759	—	—	3,759	3.8
Telecommunication Services	3,900	—	—	3,900	3.9
Utilities	3,586	—	—	3,586	3.6
Short-Term Investments	—	300	—	300	0.3
Other Securities	4,891	—	—	4,891	5.0
Total Investments	103,140	300	—	103,440	104.7
Other Assets and Liabilities, Net					(4.7)
					100.0
Futures Contracts	(3)	—	—	(3)	(— )*
Total Other Financial Instruments**	(3)	—	—	(3)
Total	$103,137	$300	$—	$103,437

* Less than .05% of net assets.

**Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
12

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to maximize total return through investments in small-cap equity securities.

Invests in:  At least 80% of the total assets will be invested in smaller cap securities.

Strategy:  Equity securities will be selected for the Fund on the basis of proprietary analytical models. The Fund management team uses a quantative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecast.

Small Cap Fund – Institutional Class

Period Ended 08/31/09	Total Return
1 Year	(30.85)%
5 Years	(4.59	)%+
10 Years	1.07	%+

Small Cap Fund – Class R‡

Period Ended 08/31/09	Total Return
1 Year	(30.79)%
5 Years	(4.73	)%+
10 Years	0.96	%+

Russell 2000® Index†

Period Ended 08/31/09	Total Return
1 Year	(21.30)%
5 Years	2.21	%+
10 Years	4.30	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Small Cap Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 29, 2008, as amended, are 2.71% and 1.60%, respectively.

See related Notes on page 15.

Small Cap Fund
13

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

The SSgA Small Cap Fund (the "Fund") seeks to maximize total return through investment in equity securities. The Fund is benchmarked to the Russell 2000 Index (the "Index").

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the SSgA Small Cap Fund Institutional Class and Class R (together, the "Fund") were -30.85% and -30.79% respectively, and the total return for the Index was -21.30%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

From a financial standpoint, the closing stanza of 2008 brought a devastating end to an already brutal year. The last four months of the year entailed a 29% decline for the S&P 500® Index. The fourth quarter of 2008 was the benchmark's worst quarterly result since the dramatic closing months of 1987, and also its fifth consecutive quarterly loss. Weighing on stocks through October and November 2008 were overwhelming global liquidity needs in the wake of the Lehman Brothers failure in mid-September 2008. Against a backdrop of sharply deteriorating economic data, poor earnings news, and ongoing asset impairment at large financial institutions, few investors could resist the sustained selling pressure. Resisting the downtrend however, were the U.S. Federal Reserve and the U.S. Treasury, who fought valiantly to preserve financial stability by injecting capital into lending institutions, accepting troubled assets as collateral, and reducing interest rates to the floor.

After a dismal first quarter of 2009, leading to six consecutive quarters of disruption and disappointment, equity markets finally managed a meaningful rebound through the spring of 2009. While developed countries around the world were still mired in deep recession, hobbled by excess capacity and painful job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. Leading indicators of economic activity began to turn upward, and investors responded by selling safe-haven assets and increasing exposure to stocks, corporate bonds, and commodities.

For equities, the rally came in April and May 2009, when stock markets around the world posted consistent gains. Strong rebounds in financial shares were accompanied by renewed interest in economically sensitive groups, as investors decided that a retreat in consumer spending may have seen its worst and that demand for basic materials might prove resilient.

Commodity benchmarks posted double-digit gains in May 2009, but with capacity utilization low and wage trends flaccid, worries over inflation ebbed during the close of the second quarter of 2009. This lead to diminished risk appetites as the second half of 2009 got underway; however, financial conditions worldwide remained friendly and earnings did not disappoint, helping to lift markets higher in July and August 2009.

The Fund had lagged in the first half of the fiscal year due to weak stock selection. The market rally that began in March 2009 proved challenging to keep pace with, especially in April 2009 where markets posted their strong one-month returns, further exacerbating pressure on stock selection. This was evident in the Fund's second quarter of 2009 underperformance. Models were slow to respond during that time period, with our sentiment and quality factors the biggest laggards. This is not uncommon at market turning points driven by rapid changes in expectations over future growth and the resulting repositioning by market participants. However, valuation factors did work particularly well over this period, as earnings and cash flow based factors showed strength. Unfortunately, the natural offset of valuation and sentiment had become more negatively correlated during this extreme market movement resulting in the negative underperformance, with sentiment being more influential in the resulting Fund returns.

Small Cap Fund
14

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

Returns in the Fund for the reporting period were driven by stock selection decisions. At the sector level, telecom and utilities were the strongest relative performers. Telecom holdings benefitted from overweight positions in Centennial Communications, a small market provider of wireless and broadband communications, after it agreed to be acquired by AT&T at a premium. The Fund's overweight to USA Mobility, a telecom provider specializing in the health care and emergency response segment, performed well as revenues and earnings remained on target with expectations. Utilities were also an area of strength as strong selection led to overweight positions in outperformers including electricity producers El Paso Electric and Hawaiian Electric.

Poor stock selection more than offset these results. At the sector level health care, consumer staples and industrials were the leading laggards. Health Care was pressured in part by an overweight to ViroPharma, which declined after negative testing results lead to discontinuation of phase three trials for its viral treatment Maribavir. The Fund's overweight in Questcor Pharmaceuticals also pressured results as approval for extension of its MS drug Acthar for treatment of epilepsy required additional FDA review, pushing out a potential launch. In consumer staples, positions in grocery distributor and retailer Spartan Stores and specialty recycler Darling International hurt relative results. Selection in industrials was weak for the first half of the fiscal year as the announced plans for future infrastructure spending by the government was met with skepticism and our positions in heavy equipment leaser United Rentals and graphite maker Graftech suffered as a result.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  †  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell® 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

  ‡  Performance for the Small Cap Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Small company issues can be subject to increased volatility and considerable price fluctuation.

Small Cap Fund
15

SSgA

Small Cap Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,373.10	$1,016.48
Expenses Paid During Period *	$10.35	$8.79

* Expenses are equal to the Fund's expense ratio of 1.73% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,374.90	$1,017.14
Expenses Paid During Period *	$9.58	$8.13

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund
16

SSgA
Small Cap Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.8%
Consumer Discretionary - 17.2%
Asbury Automotive Group, Inc. (Æ)(Ñ)	4,111	51
Big 5 Sporting Goods Corp. (Ñ)	3,730	57
Borders Group, Inc. (Æ)(Ñ)	13,700	43
California Pizza Kitchen, Inc. (Æ)(Ñ)	4,258	60
Cardtronics, Inc. (Æ)	1,700	13
Carmike Cinemas, Inc. (Æ)(Ñ)	1,400	14
Carrols Restaurant Group, Inc. (Æ)	1,300	10
Carter's, Inc. (Æ)	2,470	62
Cato Corp. (The) Class A (Ñ)	2,800	48
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	4,259	78
Core-Mark Holding Co., Inc. (Æ)(Ñ)	1,770	51
Crocs, Inc. (Æ)(Ñ)	6,991	44
Dillard's, Inc. Class A (Ñ)	1,900	22
EW Scripps Co. Class A (Æ)	3,700	26
Finish Line, Inc. (The) Class A (Ñ)	8,303	69
Group 1 Automotive, Inc. (Ñ)	2,522	71
Harte-Hanks, Inc. (Ñ)	4,910	64
HSN, Inc. (Æ)	4,710	49
Isle of Capri Casinos, Inc. (Æ)(Ñ)	4,289	44
Jo-Ann Stores, Inc. (Æ)(Ñ)	2,999	82
La-Z-Boy, Inc. (Ñ)	2,300	20
Lincoln Educational Services Corp. (Æ)(Ñ)	2,859	63
Lithia Motors, Inc. Class A	4,420	57
Men's Wearhouse, Inc. (The) (Ñ)	1,300	34
O'Charleys, Inc. (Ñ)	2,800	21
Orchids Paper Products Co. (Æ)	300	6
Oxford Industries, Inc. (Ñ)	3,530	49
PC Mall, Inc. (Æ)	600	5
PF Chang's China Bistro, Inc. (Æ)(Ñ)	2,004	64
Pre-Paid Legal Services, Inc. (Æ)	1,400	64
RCN Corp. (Æ)	2,200	21
Retail Ventures, Inc. (Æ)(Ñ)	4,000	19
Scholastic Corp.	2,260	55
Shuffle Master, Inc. (Æ)(Ñ)	327	2
Smith & Wesson Holding Corp. (Æ)(Ñ)	3,266	18
Sonic Automotive, Inc. Class A (Ñ)	4,420	57
Stage Stores, Inc.	3,000	40
Standard Motor Products, Inc. (Æ)	4,220	52
Stein Mart, Inc. (Æ)(Ñ)	4,420	55
Sturm Ruger & Co., Inc. (Ñ)	3,830	53
Tempur-Pedic International, Inc. (Æ)	5,658	84
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	4,910	50
Tupperware Brands Corp.	2,220	82
Unifirst Corp.	1,280	51
		1,980

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 4.0%
Andersons, Inc. (The) (Ñ)	1,570	51
B&G Foods, Inc. Class A	2,200	20
Coca-Cola Bottling Co. Consolidated (Ñ)	957	52
Darling International, Inc. (Æ)(Ñ)	7,260	51
Diamond Foods, Inc. (Ñ)	1,814	51
J&J Snack Foods Corp.	500	22
Lancaster Colony Corp. (Ñ)	1,387	70
Nu Skin Enterprises, Inc. Class A	3,240	56
TreeHouse Foods, Inc. (Æ)(Ñ)	700	26
United Natural Foods, Inc. (Æ)(Ñ)	2,160	58
		457
Energy - 2.0%
CVR Energy, Inc. (Æ)(Ñ)	3,200	31
Dawson Geophysical Co. (Æ)(Ñ)	500	12
Gulfport Energy Corp. (Æ)(Ñ)	6,400	48
Venoco, Inc. (Æ)(Ñ)	5,790	47
Willbros Group, Inc. (Æ)	2,200	27
World Fuel Services Corp. (Ñ)	1,438	65
		230
Financials - 19.0%
1st Source Corp. (Ñ)	560	9
Advance America Cash Advance Centers, Inc. (Ñ)	9,910	57
Agree Realty Corp. (ö)	1,300	27
Alliance Financial Corp. (Æ)(Ñ)	300	8
Allied World Assurance Co. Holdings, Ltd. (Ñ)	498	23
American Physicians Service Group, Inc. (Ñ)	700	16
Anworth Mortgage Asset Corp. (ö)	2,200	16
Ares Capital Corp.	4,000	37
Arrow Financial Corp. (Ñ)	1,460	40
Ashford Hospitality Trust, Inc. (ö)(Ñ)	7,100	22
Bank of Kentucky Financial Corp.	100	3
Bank of Marin Bancorp	910	28
BGC Partners, Inc. Class A	9,100	41
Calamos Asset Management, Inc. Class A (Ñ)	3,419	39
Camden National Corp.	500	16
Capstead Mortgage Corp. (ö)	1,600	22
Cardinal Financial Corp. (Ñ)	6,280	50
Colonial Properties Trust (ö)(Ñ)	5,790	52
Community Bank System, Inc. (Ñ)	3,305	59
Credit Acceptance Corp. (Æ)	1,400	43
Dollar Financial Corp. (Æ)(Ñ)	3,340	58
DuPont Fabros Technology, Inc. (ö)(Ñ)	5,826	76
FBL Financial Group, Inc. Class A (Ñ)	2,300	39
FelCor Lodging Trust, Inc. (ö)(Ñ)	700	3
First Bancorp (Ñ)	2,650	47
First Bancorp, Inc. (Ñ)	900	17

Small Cap Fund
17

SSgA
Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
First Cash Financial Services, Inc. (Æ)	1,231	23
First Defiance Financial Corp.	300	5
First of Long Island Corp. (The) (Ñ)	633	18
Flushing Financial Corp.	1,400	18
Getty Realty Corp. (ö)(Ñ)	2,806	66
GFI Group, Inc. (Ñ)	6,970	50
Gladstone Commercial Corp. (ö)(Ñ)	100	1
Home Bancorp, Inc. (Æ)	1,300	16
International Bancshares Corp.	2,400	37
Knight Capital Group, Inc. Class A (Æ)	3,278	66
Lakeland Financial Corp.	900	18
Maiden Holdings, Ltd.	3,900	30
MCG Capital Corp. (Æ)(Ñ)	4,500	14
Medical Properties Trust, Inc. (ö)	4,300	33
MFA Financial, Inc. (ö)	6,080	48
National Bankshares, Inc.	300	8
National Financial Partners Corp. (Ñ)	5,973	47
National Retail Properties, Inc. (ö)	1,700	35
Nelnet, Inc. Class A (Æ)(Ñ)	2,660	39
OceanFirst Financial Corp. (Ñ)	2,500	33
Online Resources Corp. (Æ)	4,700	26
Oriental Financial Group, Inc.	3,515	48
Penns Woods Bancorp, Inc.	107	3
Piper Jaffray Cos. (Æ)(Ñ)	1,109	56
Platinum Underwriters Holdings, Ltd.	2,627	95
Prosperity Bancshares, Inc. (Ñ)	2,492	86
PS Business Parks, Inc. (ö)	911	48
Pzena Investment Management, Inc. (Ñ)	1,800	12
Republic Bancorp, Inc. Class A (Ñ)	1,100	23
Rewards Network, Inc. (Æ)	500	7
Shore Bancshares, Inc. (Ñ)	200	4
Simmons First National Corp. Class A (Ñ)	1,300	37
Southside Bancshares, Inc.	1,600	35
Sterling Bancorp Class N (Ñ)	1,500	11
Tompkins Financial Corp. (Ñ)	1,023	45
TowneBank (Ñ)	1,219	15
Umpqua Holdings Corp.	3,500	36
United Financial Bancorp, Inc.	2,600	32
Universal Insurance Holdings, Inc. (Ñ)	6,448	32
Univest Corp. of Pennsylvania	310	6
Wilshire Bancorp, Inc.	2,900	24
Wintrust Financial Corp. (Ñ)	2,060	57
		2,191
Health Care - 15.8%
Accelrys, Inc. (Æ)	1,700	10
Acorda Therapeutics, Inc. (Æ)(Ñ)	900	20
Affymetrix, Inc. (Æ)	6,770	52
Allied Healthcare International, Inc. (Æ)	2,000	5
Amedisys, Inc. (Æ)	1,370	61
America Service Group, Inc.	1,100	20
American Dental Partners, Inc. (Æ)(Ñ)	1,400	18

	Principal Amount ($) or Shares	Market Value $
American Medical Systems Holdings, Inc. (Æ)(Ñ)	4,880	74
AMN Healthcare Services, Inc. (Æ)	2,000	20
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	11,190	52
Ariad Pharmaceuticals, Inc. (Æ)	3,800	8
Aspect Medical Systems, Inc. (Æ)(Ñ)	1,400	9
Atrion Corp. (Ñ)	260	36
AVANIR Pharmaceuticals, Inc. Class A (Æ)(Ñ)	4,300	8
AVI BioPharma, Inc. (Æ)(Ñ)	8,500	15
BioCryst Pharmaceuticals, Inc. (Æ)(Ñ)	4,120	51
BioScrip, Inc. (Æ)(Ñ)	2,800	16
Bruker Corp. (Æ)(Ñ)	5,590	57
Cambrex Corp. (Æ)	1,600	9
Cantel Medical Corp. (Æ)(Ñ)	3,714	50
Centene Corp. (Æ)(Ñ)	3,664	63
Cornerstone Therapeutics, Inc. (Æ)(Ñ)	988	6
Corvel Corp. (Æ)	619	19
Cytori Therapeutics, Inc. (Æ)(Ñ)	3,400	10
Depomed, Inc. (Æ)(Ñ)	4,600	14
Dyax Corp. (Æ)(Ñ)	2,600	9
Emergency Medical Services Corp. Class A (Æ)	1,693	77
Enzon Pharmaceuticals, Inc. (Æ)(Ñ)	3,280	24
Exelixis, Inc. (Æ)(Ñ)	2,082	12
Gentiva Health Services, Inc. (Æ)(Ñ)	2,153	47
Hanger Orthopedic Group, Inc. (Æ)	1,600	22
Healthsouth Corp. (Æ)(Ñ)	4,020	63
Human Genome Sciences, Inc. (Æ)(Ñ)	2,550	50
ICU Medical, Inc. (Æ)(Ñ)	1,200	45
Immunogen, Inc. (Æ)(Ñ)	5,387	39
Immunomedics, Inc. (Æ)	4,800	26
Impax Laboratories, Inc. (Æ)	4,900	37
Incyte Corp., Ltd. (Æ)(Ñ)	1,900	13
Inspire Pharmaceuticals, Inc. (Æ)(Ñ)	8,001	48
Invacare Corp. (Ñ)	3,731	81
Kensey Nash Corp. (Æ)	1,300	34
K-V Pharmaceutical Co. Class A (Æ)(Ñ)	5,500	13
LHC Group, Inc. (Æ)(Ñ)	1,580	39
Medical Action Industries, Inc. (Æ)	1,100	14
Micromet, Inc. (Æ)(Ñ)	1,900	12
Nektar Therapeutics (Æ)(Ñ)	6,047	50
NovaMed, Inc. (Æ)(Ñ)	2,600	11
Opko Health, Inc. (Æ)	3,300	8
PSS World Medical, Inc. (Æ)(Ñ)	3,040	62
RehabCare Group, Inc. (Æ)	2,390	50
Sciclone Pharmaceuticals, Inc. (Æ)(Ñ)	1,600	8
Sirona Dental Systems, Inc. (Æ)	400	11
Spectrum Pharmaceuticals, Inc. (Æ)(Ñ)	8,450	72
STERIS Corp. (Ñ)	2,373	69
SuperGen, Inc. (Æ)(Ñ)	3,500	10

Small Cap Fund
18

SSgA
Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Triple-S Management Corp. (Æ)(Ñ)	1,300	24
Vical, Inc. (Æ)(Ñ)	3,600	17
Young Innovations, Inc.	700	16
		1,816
Industrials - 14.1%
ACCO Brands Corp. (Æ)	6,900	39
Air Transport Services Group, Inc. (Æ)	7,600	23
Aircastle, Ltd. (Ñ)	5,400	51
American Woodmark Corp. (Ñ)	1,000	20
Ampco-Pittsburgh Corp.	300	7
AO Smith Corp. (Ñ)	1,470	56
Applied Signal Technology, Inc.	1,903	49
Avis Budget Group, Inc. (Æ)(Ñ)	5,590	54
AZZ, Inc. (Æ)(Ñ)	1,370	47
Briggs & Stratton Corp. (Ñ)	1,400	25
Chart Industries, Inc. (Æ)	2,550	48
Deluxe Corp.	4,483	75
Dollar Thrifty Automotive Group, Inc. (Æ)(Ñ)	2,850	57
DynCorp International, Inc. Class A (Æ)	2,500	43
EMCOR Group, Inc. (Æ)	1,400	32
Encore Wire Corp. (Ñ)	1,138	27
EnerSys (Æ)	3,340	66
Euronet Worldwide, Inc. (Æ)(Ñ)	2,750	65
GP Strategies Corp. (Æ)	700	5
Hawaiian Holdings, Inc. (Æ)	7,973	58
HNI Corp. (Ñ)	2,650	57
infoGROUP, Inc. (Æ)	2,600	16
International Shipholding Corp.	500	15
John Bean Technologies Corp.	4,318	72
Middleby Corp. (Æ)	450	21
PHH Corp. (Æ)(Ñ)	4,015	85
Powell Industries, Inc. (Æ)	1,670	63
Providence Service Corp. (The) (Æ)	3,100	35
Saia, Inc. (Æ)(Ñ)	1,509	27
Spherion Corp. (Æ)(Ñ)	12,542	68
Tennant Co. (Ñ)	2,360	60
Trex Co., Inc. (Æ)	3,040	58
Trimas Corp. (Æ)(Ñ)	900	4
Universal Forest Products, Inc. (Ñ)	1,661	69
Valassis Communications, Inc. (Æ)(Ñ)	5,228	82
Watts Water Technologies, Inc. Class A (Ñ)	1,200	36
Willis Lease Finance Corp. (Æ)	300	4
		1,619
Information Technology - 19.5%
3Com Corp. (Æ)(Ñ)	17,205	75
Actuate Corp. (Æ)	12,329	69
Adtran, Inc. (Ñ)	3,144	72

	Principal Amount ($) or Shares	Market Value $
Applied Micro Circuits Corp. (Æ)	3,600	29
Arris Group, Inc. (Æ)(Ñ)	6,649	88
Art Technology Group, Inc. (Æ)(Ñ)	13,710	55
Bottomline Technologies, Inc. (Æ)	1,400	17
Brightpoint, Inc. (Æ)	8,340	61
Checkpoint Systems, Inc. (Æ)	3,340	56
Cirrus Logic, Inc. (Æ)	5,500	27
Computer Task Group, Inc. (Æ)	2,600	16
Cray, Inc. (Æ)	6,480	47
Deltek, Inc. (Æ)	1	—	±
Dynamics Research Corp. (Æ)	1,100	15
Earthlink, Inc. (Ñ)	7,706	64
Global Cash Access Holdings, Inc. (Æ)(Ñ)	8,238	60
Harris Stratex Networks, Inc. Class A (Æ)	6,027	37
i2 Technologies, Inc. (Æ)(Ñ)	3,830	58
iGate Corp.	1,200	8
Insight Enterprises, Inc. (Æ)	5,000	57
Interactive Intelligence, Inc. (Æ)	900	16
Isilon Systems, Inc. (Æ)	1,700	10
j2 Global Communications, Inc. (Æ)	2,641	56
JDA Software Group, Inc. (Æ)(Ñ)	2,750	53
Lionbridge Technologies, Inc. (Æ)	6,900	19
Manhattan Associates, Inc. (Æ)(Ñ)	2,900	52
MicroStrategy, Inc. Class A (Æ)	950	59
Novatel Wireless, Inc. (Æ)(Ñ)	6,919	67
OSI Systems, Inc. (Æ)	3,107	52
Perficient, Inc. (Æ)(Ñ)	1,422	11
Plantronics, Inc.	2,850	68
Polycom, Inc. (Æ)(Ñ)	1,700	40
Quest Software, Inc. (Æ)(Ñ)	1,600	26
Radiant Systems, Inc. (Æ)	2,000	21
Radisys Corp. (Æ)(Ñ)	5,070	37
Scansource, Inc. (Æ)(Ñ)	2,616	73
Skyworks Solutions, Inc. (Æ)(Ñ)	4,589	54
StarTek, Inc. (Æ)(Ñ)	700	5
Technitrol, Inc.	6,080	50
TeleTech Holdings, Inc. (Æ)	3,340	57
Tessera Technologies, Inc. (Æ)	1,870	47
TIBCO Software, Inc. (Æ)	9,390	83
TNS, Inc. (Æ)	2,940	76
Tyler Technologies, Inc. (Æ)	3,100	47
Unisys Corp. (Æ)(Ñ)	17,000	42
Valueclick, Inc. (Æ)	5,943	61
Virtusa Corp. (Æ)	2,900	29
Volterra Semiconductor Corp. (Æ)(Ñ)	1,400	25
Web.com Group, Inc. (Æ)	4,700	26
Wright Express Corp. (Æ)	2,437	77
		2,250

Small Cap Fund
19

SSgA
Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 4.8%
AEP Industries, Inc. (Æ)(Ñ)	1,570	60
Boise, Inc. (Æ)(Ñ)	4,800	21
Bway Holding Co. (Æ)	2,886	45
Clearwater Paper Corp. (Æ)	1,193	55
GenTek, Inc. Class W (Æ)(Ñ)	400	11
LSB Industries, Inc. (Æ)	2,900	45
Omnova Solutions, Inc. (Æ)	7,500	36
Rock-Tenn Co. Class A	1,606	82
Schulman A, Inc.	2,550	51
Spartech Corp. (Ñ)	3,930	45
Stepan Co.	400	22
Worthington Industries, Inc. (Ñ)	3,930	52
WR Grace & Co. (Æ)(Ñ)	1,800	30
		555
Telecommunication Services - 1.9%
Cincinnati Bell, Inc. (Æ)(Ñ)	23,360	78
iPCS, Inc. (Æ)	2,940	46
PAETEC Holding Corp. (Æ)(Ñ)	11,600	33
USA Mobility, Inc. (Ñ)	4,900	62
		219
Utilities - 1.5%
Chesapeake Utilities Corp.	1,300	40
Consolidated Water Co., Inc. (Ñ)	1,100	20
NorthWestern Corp. (Ñ)	2,190	52
PNM Resources, Inc.	5,100	60
		172
Total Common Stocks (cost $9,869)		11,489
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	109	—	±
Total Short-Term Investments (cost $0)		—	±

	Principal Amount ($) or Shares	Market Value $
Other Securities - 25.1%
State Street Navigator Securities Prime Lending Portfolio (d)	2,895,469	2,895
Total Other Securities (cost $2,895)		2,895
Total Investments - 124.9% (identified cost $12,764)		14,384
Other Assets and Liabilities, Net - (24.9%)		(2,866)
Net Assets - 100.0%		11,518

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
20

SSgA
Small Cap Fund

Presentation of Portfolio Holdings — August 31, 2009

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$1,980	$—	$—	$1,980	17.2
Consumer Staples	457	—	—	457	4.0
Energy	230	—	—	230	2.0
Financials	2,191	—	—	2,191	19.0
Health Care	1,816	—	—	1,816	15.8
Industrials	1,619	—	—	1,619	14.1
Information Technology	2,250	—	—	2,250	19.5
Materials	555	—	—	555	4.8
Telecommunication Services	219	—	—	219	1.9
Utilities	172	—	—	172	1.5
Short-Term Investments	—	—	—	—	— *
Other Securities	2,895	—	—	2,895	25.1
Total Investments	$14,384	$—	$—	$14,384	124.9
Other Assets and Liabilities, Net					(24.9)
					100.0

* Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
21

This page has been intentionally left blank.

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. The Fund looks to identify companies with superior earnings growth, conservative balance sheets, and dividend security to target out-performance over a 2-3 year time horizon.

Invests in:  Real Estate Investment Trust (REIT) securities, primarily from those securities in the Dow Jones Wilshire® REIT Index and across different types and regions based on the fundamental research of the Advisor.

Strategy:  The Fund seeks to meet its objective by investing with a relatively long time horizon, favoring strong real estate fundamentals, and attempting to minimize turnover, while focusing on relative valuations, balance sheet strength and higher growth rates.

Tuckerman Active REIT Fund

Period Ended 08/31/09	Total Return
1 Year	(39.82)%
5 Years	(1.06	)%+
10 Years	8.23	%+

Dow Jones Wilshire REIT® Index#

Period Ended 08/31/09	Total Return
1 Year	(34.22)%
5 Years	(0.30	)%+
10 Years	8.50	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Tuckerman Active REIT Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 is 1.10%.

See related Notes on page 25.

Tuckerman Active REIT Fund

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

The SSgA Tuckerman Active REIT Fund (the "Fund") seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts ("REITs") The Fund is benchmarked to the Dow Jones U.S. Select REIT Index (the "Index").

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was -39.82%, and the total return for the Index was -34.22%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

The decline of the U.S. REIT market was predicated on the collapse of the U.S. financial services markets, further tightening of the debt and credit markets, confirmation of a global recession, and deterioration in commercial real estate fundamentals. The deep and protracted nature of the credit crisis became apparent in the second half of 2008 and the real estate sector was not immune. For a capital intensive business such as real estate, illiquid debt markets served as a reminder that the sector could become capital constrained even despite its real asset base and relatively stable long-term cash flows. Capital market illiquidity and related concerns over real estate valuations caused publicly traded real estate to preemptively sell off in anticipation of a significant cap rate expansion in the underlying direct property market. In contrast, direct property valuations had been "artificially" stable due to the lack of the transactional activity.

After touching what appeared to be a bottom in early March of 2009, the sector staged a value-based rally. This rally was sparked by a combination of new equity issuance, some easing of the credit markets, signs of stabilization in the macroeconomic environment and improved consumer confidence. Short-covering and speculation about additional recapitalizations helped to add momentum. In late July and early August 2009, despite the expectations for negative second calendar quarter earnings reports, the market experienced another strong rally underpinned by increased liquidity in the unsecured debt market and better than expected operating fundamentals. The Fund's long-term investment horizon and its focus on high quality companies with solid balance sheets and proven management teams limited its ability to participate in the short-term, high-beta trades that transpired during the year.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

In the second half of 2008, the Fund was re-positioned more defensively in anticipation of a constrained lending environment and a prolonged economic downturn. The entire portfolio was screened for balance sheet strength and positions with impending refinancing needs were minimized or removed. The Fund exited from industrial and hotels sectors and increased its exposure to student housing, grocery anchored shopping centers and life science office space.

As a result, the Fund outperformed in October of 2008 during the worst single month for REITs on record. However, the Fund was subsequently penalized for its defensive posturing during the last two weeks of the calendar year 2008. Performance was negatively impacted by a combination of a late year, short covering rally and an underweight position to ProLogis. This industrial REIT had significant positive returns in December 2008 after several late-month strategic transactions aimed at strengthening its over-extended balance sheet and restructuring its fund management business.

In the first calendar quarter of 2009, the Fund benefited greatly from its exposure to specialty office REITs, namely Digital Realty and Corporate Office Properties. Those two companies were among the very few REITs who possessed a combination of strong balance sheets and continuation of positive fundamental trends. In the second calendar quarter of 2009, Host Hotels, the Fund's largest underweight, led the recapitalization rally and was among the best performing stocks, thus, detracting from Fund's performance. By the end of the quarter, operating

Tuckerman Active REIT Fund

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

fundamental weakness in the real estate sector had come to the forefront. The market rally had receded and the strategy, still positioned defensively, had been consistently outperforming. Lastly, at the end of July 2009 and the beginning of August 2009, sudden availability of unsecured debt at attractive yields gave rise to a wave of corporate debt issuances. Further alleviation of refinancing concerns once again propelled to the front such over-leveraged companies as Macerich and Developers Diversified Realty.

At the sub-sector level, transition in the housing market helped self-storage to become the best performing sector during the fiscal year. Similarly, housing dislocation and access to financing through Fannie Mae and Freddie Mac positioned the apartment sub-sector to outperform the Index. The nature of healthcare demand as well as the readily available liquidity from the GSEs (Government-sponsored enterprise), helped this sub-sector to withstand the economic and credit crises, and to outperform the benchmark.

The regional mall retail sub-sector underperformed due to a contraction in consumer spending and an increase in store bankruptcies. The industrial sub-sector was penalized for its general exposure to oversized development pipelines and the resulting need for ongoing construction funding. Offices performed in the middle of the pack, hurt by their exposure to the financial sector but offset by successful access to public equity.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1999.

  #  The Dow Jones Wilshire REIT® Index is a market capitalization-weighted index comprised of publicly traded Real Estate Investment Trusts (REITs). No special purpose of healthcare REITs are included. The Index is rebalanced monthly and reconstituted quarterly. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

REIT funds may be subject to a high degree of market risk due to lack of industry diversification. Furthermore, REIT funds may be subject to other risks including, but not limited to, declines in the value of real estate, risks related to general and economic conditions, changes in the value of the underlying property owned by the trust, and defaults by borrowers.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Tuckerman Active REIT Fund

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,589.70	$1,020.16
Expenses Paid During Period *	$6.53	$5.09

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.2%
Apartments - 13.5%
American Campus Communities, Inc. (ö)(Ñ)	50,668	1,318
AvalonBay Communities, Inc. (ö)(Ñ)	42,585	2,744
Equity Residential (ö)	87,694	2,395
Essex Property Trust, Inc. (ö)(Ñ)	24,133	1,800
Home Properties, Inc. (ö)(Ñ)	51,858	1,969
		10,226
Diversified - 11.4%
Digital Realty Trust, Inc. (ö)(Ñ)	72,422	3,156
Vornado Realty Trust (ö)	94,838	5,455
		8,611
Health Care - 17.0%
BioMed Realty Trust, Inc. (ö)	96,547	1,301
HCP, Inc. (ö)	152,763	4,351
Health Care REIT, Inc. (ö)	72,763	3,108
Ventas, Inc. (ö)(Ñ)	103,939	4,075
		12,835
Hotels/Leisure - 3.3%
Host Hotels & Resorts, Inc. (ö)	249,924	2,492
Industrial - 3.7%
ProLogis (ö)	254,143	2,826
Office - 15.4%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	32,372	1,803
Boston Properties, Inc. (ö)(Ñ)	75,781	4,591
Brookfield Properties Corp.	67,612	742
Corporate Office Properties Trust SBI MD (ö)(Ñ)	64,243	2,368
Douglas Emmett, Inc. (ö)(Ñ)	174,300	2,111
		11,615
Regional Malls - 14.7%
Simon Property Group, Inc. (ö)	145,739	9,272
Taubman Centers, Inc. (ö)(Ñ)	57,548	1,823
		11,095
Storage - 6.3%
Public Storage (ö)	66,980	4,726

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 13.9%
Acadia Realty Trust (ö)	89,940	1,377
Federal Realty Investment Trust (ö)(Ñ)	42,908	2,676
Kimco Realty Corp. (ö)	219,647	2,757
Regency Centers Corp. (ö)(Ñ)	56,187	1,885
Tanger Factory Outlet Centers (ö)(Ñ)	48,493	1,824
		10,519
Total Common Stocks (cost $67,436)		74,945
Short-Term Investments - 0.0%
AIM Short Term Investment Prime Portfolio	2,175	2
Federated Investors Prime Cash Obligations Fund	181	—	±
Total Short-Term Investments (cost $2)		2
Other Securities - 19.9%
State Street Navigator Securities Prime Lending Portfolio (d)	14,991,046	14,991
Total Other Securities (cost $14,991)		14,991
Total Investments - 119.1% (identified cost $82,429)		89,938
Other Assets and Liabilities, Net - (19.1%)		(14,427)
Net Assets - 100.0%		75,511

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — August 31, 2009

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Apartments	$10,226	$—	$—	$10,226	13.5
Diversified	8,611	—	—	8,611	11.4
Health Care	12,835	—	—	12,835	17.0
Hotels/Leisure	2,492	—	—	2,492	3.3
Industrial	2,826	—	—	2,826	3.7
Office	11,615	—	—	11,615	15.4
Regional Malls	11,095	—	—	11,095	14.7
Storage	4,726	—	—	4,726	6.3
Shopping Centers	10,519	—	—	10,519	13.9
Short-Term Investments	2	—	—	2	— *
Other Securities	14,991	—	—	14,991	19.9
Total Investments	$89,938	$—	$—	$89,938	119.1
Other Assets and Liabilities, Net					(19.1)
					100.0

* Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists & Aerospace Workers (IAM) or affiliated labor unions, or are constituents of the S&P 500® Index that have not been identified as having non-union sentiment (IAM Companies).

Invests in:  At least 80% of its total assets in equity securities of IAM companies. IAM companies are defined as companies that either have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions, or are listed in the S&P 500® Index, and have not been identified by the IAM or affiliated labor unions as having non-union sentiment.

Strategy:  The Fund's investment strategy is driven by an investment process that manages portfolio exposure to fundamental attributes within a multifactor risk model environment. These attributes include industry allocations, size, style, growth expectations, and valuation ratios.

IAM SHARES Fund

Period Ended 08/31/09	Total Return
1 Year	(18.15)%
5 Years	0.34	%+
10 Years	(1.05	)%+

Standard & Poor's® 500 Composite Stock Index#

Period Ended 08/31/09	Total Return
1 Year	(18.25)%
5 Years	0.49	%+
10 Years	(0.79	)%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the IAM SHARES Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008, as amended, is 0.54%.

See related Notes on page 31.

IAM SHARES Fund

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

The SSgA IAM SHARES Fund (the "Fund") seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions or have not been identified as having non-union sentiment ("IAM Companies"). The Fund is benchmarked to the S&P 500 Index (the "Index").

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was -18.15% and the total return for the Index was -18.25%.. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

The year ended August 31, 2009 marked the second consecutive year of negative double digit returns for the Index. The weakest returns during the past year occurred from September 2008 through the end of February 2009. From a financial standpoint, the closing stanza of 2008 brought a devastating end to the year. Although December 2008 produced modest relief for equity prices, the last three months of 2008 still entailed a 21.9% decline for the Index. This was the benchmark's worst quarterly result since the dramatic closing months of 1987. The fourth quarter of 2008 and the first quarter of 2009 marked the fifth and sixth consecutive quarterly losses for the benchmark. Weighing on stocks through the end of 2008 and into 2009 were overwhelming global liquidity needs in the wake of the Lehman Brothers failure in midSeptember 2008. Against a backdrop of sharply deteriorating economic data, poor earnings news, and ongoing asset impairment at large financial institutions, few investors could resist the sustained selling pressure.

Sentiment shifted in early March 2009 and the market enjoyed positive monthly performance each month since. While developed countries around the world were still mired in deep recession, hobbled by excess capacity and painful job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. Leading indicators of economic activity began to turn upward, and investors responded by selling safe-haven assets and increasing exposure to stocks, corporate bonds, and commodities.

For equities, the meat of the rally came in April and May 2009, when stock markets around the world posted consistent gains. Strong rebounds in financial shares were accompanied by renewed interest in economically sensitive groups, as investors decided that a retreat in consumer spending may have seen its worst and that demand for basic materials might prove resilient.

The Fund seeks to maximize returns primarily through investing in "union-friendly" companies. It is managed through a model-driven process that seeks to invest in this universe of companies while maintaining sufficient diversification. Through this quantitative process, the Fund seeks to mitigate some of the sector and fundamental characteristic tilts that are inherent in a "union-friendly" universe and bring them more in-line with its underlying benchmark. It is managed in a manner similar to that of a passive product with no alpha generating process explicitly employed.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

Fund performance benefited from stock selection within the financial and energy sectors. Underweight positions in American International Group, Merrill Lynch and Bank of America were among the main drivers in the financial sector, while the Fund not having positions in Weatherford International, Chesapeake Energy and Smith International helped in the energy sector. Additionally, slight underweights to the financial and energy sectors as a whole were beneficial as these two sectors performed significantly worse than the benchmark over the past year.

With the Fund's "union-friendly" mandate, the Fund generally has a tilt towards stocks within the industrials sector, and this presented a challenge this year as the sector

IAM SHARES Fund

SSgA
IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

performed significantly worse than the Index. Additionally, stock selection within the industrial sector hurt the Fund's performance as well over the past year. The Fund had overweight positions in General Electric, Caterpillar, and Norfolk Southern, and also had positions in IAM affiliated companies such as Energy Conversion Devices and Kansas City Southern, which were not Index constituents.

All ten sectors within the Index finished the year in negative territory. Information technology and consumer staples had the highest returns, while financials and industrials had the lowest returns. The biggest contributors to the Fund's performance relative to the Index at the security level were Weatherford International (not held), Wal-Mart (not held), American International Group (underweight) and Merrill Lynch (underweight). The largest detractors relative to the Index at the security level were Schlumberger (overweight), Janus Capital (overweight), HSBC Holdings (overweight), and Microsoft (overweight).

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on June 2, 1999. Index comparison also began on June 2, 1999.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

IAM SHARES Fund

SSgA

IAM SHARES Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,415.80	$1,022.38
Expenses Paid During Period *	$3.41	$2.85

* Expenses are equal to the Fund's expense ratio of 0.56% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.7%
Consumer Discretionary - 10.3%
99 Cents Only Stores (Æ)(Ñ)	6,800	92
Amazon.com, Inc. (Æ)	4,500	365
AutoNation, Inc. (Æ)(Ñ)	7,300	139
Bed Bath & Beyond, Inc. (Æ)	3,900	142
Best Buy Co., Inc.	5,225	190
Black & Decker Corp.	2,600	115
Brunswick Corp. (Ñ)	3,500	33
Carnival Corp.	4,300	126
CBS Corp. Class B	10,201	106
Coach, Inc.	11,376	322
Comcast Corp. Class A	42,966	658
Denny's Corp. (Æ)	14,500	37
DIRECTV Group, Inc. (The) (Æ)(Ñ)	11,111	275
DR Horton, Inc.	5,100	68
Ethan Allen Interiors, Inc. (Ñ)	4,666	73
Family Dollar Stores, Inc.	2,500	76
Ford Motor Co. (Æ)	50,443	383
Gap, Inc. (The)	7,300	143
Genuine Parts Co.	2,800	104
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	71
H&R Block, Inc.	3,000	52
Hanesbrands, Inc. (Æ)(Ñ)	3,100	65
Harley-Davidson, Inc. (Ñ)	7,200	173
Home Depot, Inc. (Ñ)	27,700	756
Jakks Pacific, Inc. (Æ)	100	1
JC Penney Co., Inc. (Ñ)	3,900	117
Johnson Controls, Inc. (Ñ)	9,500	235
Kohl's Corp. (Æ)	5,700	294
Leggett & Platt, Inc. (Ñ)	7,900	144
Liberty Global, Inc. Class A (Æ)(Ñ)	3,900	85
Liberty Media Corp. - Capital Series A (Æ)	601	12
Liberty Media Corp. - Interactive (Æ)	7,298	70
Lowe's Cos., Inc.	20,000	430
Macy's, Inc.	9,268	144
Marriott International, Inc. Class A (Ñ)	9,369	224
Matthews International Corp. Class A	3,000	105
McClatchy Co. (The) Class A	3,070	6
McDonald's Corp.	17,930	1,008
Meredith Corp.	4,900	136
New York Times Co. (The) (Ñ)	7,200	55
Newell Rubbermaid, Inc.	10,100	141
News Corp. Class A	27,100	291
Nordstrom, Inc. (Ñ)	3,600	101
Office Depot, Inc. (Æ)	4,800	25
Omnicom Group, Inc.	3,200	116
Penske Auto Group, Inc.	1,100	19
Phillips-Van Heusen Corp.	5,200	196
Sears Holdings Corp. (Æ)(Ñ)	4,339	275
Sherwin-Williams Co. (The) (Ñ)	3,500	211

	Principal Amount ($) or Shares	Market Value $
Snap-On, Inc.	1,000	37
Sonic Automotive, Inc. Class A	4,700	60
Stanley Works (The)	1,400	57
Staples, Inc.	8,400	182
Starbucks Corp. (Æ)	8,800	167
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	4,300	128
Target Corp.	14,600	686
Tiffany & Co.	6,000	218
Time Warner Cable, Inc.	4,363	161
Time Warner, Inc.	17,383	485
Viacom, Inc. Class B (Æ)	10,001	250
Walt Disney Co. (The)	29,400	766
Washington Post Co. (The) Class B	321	139
Whirlpool Corp. (Ñ)	3,000	193
Wyndham Worldwide Corp.	3,360	51
Yum! Brands, Inc.	5,200	178
		12,763
Consumer Staples - 9.8%
Altria Group, Inc.	34,585	632
Archer-Daniels-Midland Co.	9,698	280
Arden Group, Inc. Class A	700	83
Campbell Soup Co.	5,990	188
Church & Dwight Co., Inc.	1,600	91
Coca-Cola Co. (The)	28,675	1,399
ConAgra Foods, Inc.	9,900	203
Costco Wholesale Corp.	6,100	311
CVS Caremark Corp.	19,119	717
Dean Foods Co. (Æ)	4,700	85
Energizer Holdings, Inc. (Æ)(Ñ)	300	20
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	20
Imperial Sugar Co. (Ñ)	700	10
JM Smucker Co. (The)	4,007	209
Kellogg Co.	5,435	256
Kimberly-Clark Corp.	8,188	495
Kraft Foods, Inc. Class A	22,509	638
Kroger Co. (The)	15,300	330
PepsiAmericas, Inc.	1,600	45
PepsiCo, Inc.	21,823	1,237
Philip Morris International, Inc.	29,085	1,330
Procter & Gamble Co. (The)	41,621	2,252
Rite Aid Corp. (Æ)(Ñ)	25,600	39
Safeway, Inc.	11,100	212
Sara Lee Corp.	17,430	169
SUPERVALU, Inc. (Ñ)	5,700	82
Sysco Corp.	10,400	265
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	59
Walgreen Co.	16,300	552
		12,209

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 11.3%
Anadarko Petroleum Corp.	7,000	370
Apache Corp.	5,400	459
Baker Hughes, Inc.	7,200	248
BP PLC - ADR (Ñ)	2,868	147
Chevron Corp.	29,829	2,086
ConocoPhillips	23,777	1,071
Devon Energy Corp.	7,700	473
El Paso Corp.	10,300	95
EOG Resources, Inc.	3,200	230
Exxon Mobil Corp.	69,368	4,797
Halliburton Co.	18,160	431
Hess Corp.	6,400	324
Lufkin Industries, Inc.	700	31
Marathon Oil Corp.	8,200	253
Occidental Petroleum Corp.	9,500	694
Schlumberger, Ltd.	21,882	1,230
Southwestern Energy Co. (Æ)	5,700	210
Spectra Energy Corp.	9,498	179
Transocean, Ltd. (Æ)	800	61
Valero Energy Corp.	8,200	154
Williams Cos., Inc. (The)	8,400	138
XTO Energy, Inc.	7,625	294
		13,975
Financials - 13.3%
Aegon NV (Æ)	8,014	60
Aflac, Inc.	7,900	321
Allstate Corp. (The)	8,800	259
American Express Co.	19,300	653
American Financial Group, Inc.	4,621	119
American International Group, Inc. (Æ)(Ñ)	1,703	77
Ameriprise Financial, Inc.	3,340	100
AON Corp.	5,900	246
Bank of America Corp.	84,232	1,482
Bank of New York Mellon Corp. (The)	15,598	462
BB&T Corp. (Ñ)	7,500	210
Berkshire Hathaway, Inc. Class A (Æ)	3	303
Capital One Financial Corp.	6,661	248
Charles Schwab Corp. (The)	13,300	240
Chubb Corp.	2,800	138
Citigroup, Inc. (Ñ)	153,801	769
CME Group, Inc. Class A	200	58
Discover Financial Services	6,550	90
E*TRADE Financial Corp. (Æ)(Ñ)	7,100	12
Fifth Third Bancorp	4,800	52
Franklin Resources, Inc.	1,700	159
Goldman Sachs Group, Inc. (The)	5,700	943
Hartford Financial Services Group, Inc.	3,200	76
Host Hotels & Resorts, Inc. (ö)	27,754	277

	Principal Amount ($) or Shares	Market Value $
HSBC Holdings PLC - ADR (Ñ)	8,611	464
Hudson City Bancorp, Inc.	7,600	100
Janus Capital Group, Inc.	14,987	191
JPMorgan Chase & Co.	52,034	2,261
Keycorp	5,100	34
M&T Bank Corp. (Ñ)	1,200	74
Marsh & McLennan Cos., Inc.	9,000	212
MetLife, Inc.	11,099	419
Moody's Corp. (Ñ)	4,000	109
Morgan Stanley	13,100	379
Northern Trust Corp.	3,100	181
People's United Financial, Inc.	8,200	132
Plum Creek Timber Co., Inc. (ö)	2,400	73
PNC Financial Services Group, Inc.	4,350	185
Potlatch Corp. (ö)(Ñ)	7,700	224
Principal Financial Group, Inc.	2,500	71
Progressive Corp. (The) (Æ)	9,600	159
Prologis (ö)(Ñ)	3,200	36
Prudential Financial, Inc.	7,600	384
Public Storage (ö)	1,000	71
Regions Financial Corp.	9,142	54
Simon Property Group, Inc. (ö)	3,218	205
SLM Corp. (Æ)(Ñ)	6,300	56
SunTrust Banks, Inc.	3,100	72
Travelers Cos., Inc. (The)	14,483	730
US Bancorp	23,612	534
Vornado Realty Trust (ö)	2,099	121
Wells Fargo & Co.	56,135	1,545
		16,430
Health Care - 13.2%
Abbott Laboratories	21,900	990
Aetna, Inc.	7,900	225
Allergan, Inc.	4,200	235
Allied Healthcare Products (Æ)	700	3
Amgen, Inc. (Æ)	14,872	888
Baxter International, Inc.	11,136	634
Biogen Idec, Inc. (Æ)	4,500	226
Boston Scientific Corp. (Æ)	15,263	179
Bristol-Myers Squibb Co.	26,000	575
Cardinal Health, Inc.	4,000	138
Celera Corp. (Æ)	2,200	14
Celgene Corp. (Æ)	7,300	381
Cigna Corp.	4,500	132
Coventry Health Care, Inc. (Æ)	2,100	46
Edwards Lifesciences Corp. (Æ)(Ñ)	2,233	138
Eli Lilly & Co.	13,700	458
Express Scripts, Inc. Class A (Æ)	4,600	332
Forest Laboratories, Inc. (Æ)	4,400	129
Genzyme Corp. (Æ)	3,800	212
Gilead Sciences, Inc. (Æ)	13,400	604

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Humana, Inc. (Æ)	2,200	78
Johnson & Johnson	38,000	2,297
Life Technologies Corp. (Æ)	4,212	188
McKesson Corp.	4,600	262
Medco Health Solutions, Inc. (Æ)	8,624	476
Medtronic, Inc.	16,900	647
Merck & Co., Inc.	28,656	929
PerkinElmer, Inc.	4,700	86
Pfizer, Inc.	87,945	1,469
Schering-Plough Corp.	24,900	702
St. Jude Medical, Inc. (Æ)	5,200	200
STERIS Corp.	3,191	93
Stryker Corp.	3,200	133
Thermo Fisher Scientific, Inc. (Æ)	7,600	344
UnitedHealth Group, Inc.	17,700	496
WellPoint, Inc. (Æ)	8,100	428
Wyeth	18,100	866
Zimmer Holdings, Inc. (Æ)	3,370	160
		16,393
Industrials - 11.5%
3M Co.	11,300	815
Actuant Corp. Class A	5,600	79
Air Transport Services Group, Inc. (Æ)(Ñ)	7,700	23
Alaska Air Group, Inc. (Æ)	800	20
Ametek, Inc.	3,200	101
Arkansas Best Corp. (Ñ)	1,600	51
Avery Dennison Corp.	1,900	59
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	18
AZZ, Inc. (Æ)(Ñ)	800	28
Boeing Co. (The)	10,000	497
Caterpillar, Inc.	9,821	445
Continental Airlines, Inc. Class B (Æ)	700	9
Cooper Industries, Ltd. Class A	3,100	100
CSX Corp.	8,300	353
Cummins, Inc.	3,700	168
Danaher Corp. (Ñ)	5,800	352
Deere & Co.	7,200	314
Dover Corp.	5,300	183
Eaton Corp.	3,800	205
Emerson Electric Co.	12,600	465
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,800	20
FedEx Corp.	3,100	213
Gardner Denver, Inc. (Æ)	800	26
General Dynamics Corp.	5,710	338
General Electric Co.	143,521	1,995
Goodrich Corp.	2,200	121
Hexcel Corp. (Æ)	2,600	28
HNI Corp. (Ñ)	900	19
Honeywell International, Inc.	10,862	399
Illinois Tool Works, Inc.	8,608	360

	Principal Amount ($) or Shares	Market Value $
Ingersoll-Rand PLC	5,898	182
Jacobs Engineering Group, Inc. (Æ)	2,800	123
Kansas City Southern (Æ)(Ñ)	2,550	61
Katy Industries, Inc. (Æ)	5,900	8
Koninklijke Philips Electronics NV	1,089	25
L-3 Communications Holdings, Inc.	2,500	186
Lockheed Martin Corp.	4,819	361
Manitowoc Co., Inc. (The) (Ñ)	2,300	15
Manpower, Inc.	2,100	109
Masco Corp.	14,300	207
Norfolk Southern Corp.	6,700	307
Northrop Grumman Corp.	4,796	234
PACCAR, Inc. (Ñ)	6,675	241
Parker Hannifin Corp.	3,000	146
Precision Castparts Corp.	2,500	228
Raytheon Co.	5,800	274
Republic Services, Inc. Class A	4,680	120
Rockwell Automation, Inc.	3,900	163
Rockwell Collins, Inc.	2,100	97
RR Donnelley & Sons Co.	5,700	102
Ryder System, Inc.	4,800	182
Siemens AG - ADR	200	17
Southwest Airlines Co.	10,225	84
Tecumseh Products Co. Class A (Æ)	1,600	15
Terex Corp. (Æ)	1,800	30
Textron, Inc. (Ñ)	3,500	54
Toro Co. (Ñ)	2,300	87
Tyco International, Ltd.	8,475	269
Union Pacific Corp.	8,500	508
United Parcel Service, Inc. Class B	15,714	840
United Technologies Corp.	13,500	801
US Airways Group, Inc. (Æ)(Ñ)	1,000	3
Waste Management, Inc.	10,218	306
Watts Water Technologies, Inc. Class A (Ñ)	400	12
YRC Worldwide, Inc. (Æ)(Ñ)	200	—	±
		14,201
Information Technology - 17.8%
Adobe Systems, Inc. (Æ)	8,200	258
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	35
Agilent Technologies, Inc. (Æ)	4,142	106
Amphenol Corp. Class A	5,200	182
Analog Devices, Inc.	6,800	192
Apple, Inc. (Æ)	12,400	2,086
Applied Materials, Inc.	20,600	272
Autodesk, Inc. (Æ)	3,000	70
Automatic Data Processing, Inc.	6,900	265
Broadcom Corp. Class A (Æ)	5,850	166
CA, Inc.	4,700	105
Cisco Systems, Inc. (Æ)	79,400	1,715
Computer Sciences Corp. (Æ)	4,845	237

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Corning, Inc.	23,600	356
Dell, Inc. (Æ)	26,300	416
Diebold, Inc.	2,300	69
eBay, Inc. (Æ)	16,100	356
Electronic Arts, Inc. (Æ)	5,000	91
EMC Corp. (Æ)	30,000	477
Google, Inc. Class A (Æ)	3,300	1,524
Hewlett-Packard Co.	34,932	1,568
Intel Corp.	75,400	1,532
International Business Machines Corp.	19,100	2,255
KLA-Tencor Corp.	2,500	78
Mastercard, Inc. Class A (Ñ)	1,400	284
Micron Technology, Inc. (Æ)(Ñ)	13,500	100
Microsoft Corp.	104,600	2,578
Motorola, Inc.	35,900	258
National Semiconductor Corp. (Ñ)	5,600	85
NetApp, Inc. (Æ)	4,900	112
Oracle Corp.	57,949	1,267
Paychex, Inc. (Ñ)	4,300	122
QUALCOMM, Inc.	21,200	984
Quantum Corp. (Æ)	14,000	17
Seagate Technology	2,200	30
Sun Microsystems, Inc. (Æ)	11,150	103
Symantec Corp. (Æ)	16,445	249
Texas Instruments, Inc.	20,800	511
Total System Services, Inc.	2,032	31
Tyco Electronics, Ltd.	9,075	207
Western Union Co. (The)	8,736	158
Xerox Corp.	16,000	138
Xilinx, Inc.	7,000	156
Yahoo!, Inc. (Æ)	20,700	302
		22,103
Materials - 3.1%
Air Products & Chemicals, Inc.	4,800	360
AK Steel Holding Corp.	5,100	104
Alcoa, Inc.	15,700	189
Allegheny Technologies, Inc. (Ñ)	3,300	100
AngloGold Ashanti, Ltd. - ADR	600	23
Ashland, Inc.	1,204	44
Ball Corp.	1,700	82
Bemis Co., Inc.	1,800	48
Brush Engineered Materials, Inc. (Æ)	1,000	22
Bway Holding Co. (Æ)	1,900	30
Chemtura Corp. (Æ)	1,900	1
Crown Holdings, Inc. (Æ)	3,400	85
Dow Chemical Co. (The)	15,688	334
Ecolab, Inc.	3,200	135
EI Du Pont de Nemours & Co.	5,200	166
FMC Corp.	900	43

	Principal Amount ($) or Shares	Market Value $
Freeport-McMoRan Copper & Gold, Inc. Class B	1,876	118
International Paper Co.	11,073	254
Martin Marietta Materials, Inc.	1,500	131
MeadWestvaco Corp.	3,000	66
Monsanto Co.	4,200	352
Newmont Mining Corp.	5,100	205
Owens-Illinois, Inc. (Æ)	2,900	99
PPG Industries, Inc. (Ñ)	2,900	161
Schnitzer Steel Industries, Inc. Class A	600	32
Sigma-Aldrich Corp. (Ñ)	2,300	117
Temple-Inland, Inc.	5,100	86
Valmont Industries, Inc.	300	25
Vulcan Materials Co. (Ñ)	3,600	180
Weyerhaeuser Co.	5,603	210
		3,802
Telecommunication Services - 3.0%
AT&T, Inc.	80,581	2,099
CenturyTel, Inc.	3,505	113
Qwest Communications International, Inc. (Ñ)	25,000	90
Sprint Nextel Corp. (Æ)(Ñ)	39,389	144
Verizon Communications, Inc.	41,272	1,281
		3,727
Utilities - 3.4%
AES Corp. (The) (Æ)	11,000	150
Ameren Corp.	3,000	81
American Electric Power Co., Inc.	5,300	167
Consolidated Edison, Inc. (Ñ)	2,800	112
Constellation Energy Group, Inc.	3,000	95
Dominion Resources, Inc.	10,600	351
Duke Energy Corp.	19,496	302
Edison International	5,500	184
Entergy Corp.	2,200	174
Exelon Corp.	10,800	540
FirstEnergy Corp.	4,200	189
FPL Group, Inc.	6,500	365
PG&E Corp.	5,800	235
PPL Corp.	6,400	188
Public Service Enterprise Group, Inc.	8,400	266
Sempra Energy	4,100	206
Southern Co.	13,200	412
Wisconsin Energy Corp.	2,300	105
Xcel Energy, Inc.	4,000	79
		4,201
Total Common Stocks (cost $129,872)		119,804

IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.2%
AIM Short Term Investment Prime Portfolio	3,357,792	3,358
American Beacon Money Market Select Fund	106,315	106
United States Treasury Bills (ç)(ÿ)(§) 0.135% due 09/10/09	25	25
0.160% due 09/10/09	448	448
Total Short-Term Investments (cost $3,831)		3,937
Other Securities - 6.3%
State Street Navigator Securities Prime Lending Portfolio (d)	7,851,763	7,852
Total Other Securities (cost $7,852)		7,852
Total Investments - 106.2% (identified cost $141,555)		131,593
Other Assets and Liabilities, Net - (6.2%)		(7,640)
Net Assets - 100.0%		123,953

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	16	USD	4,079	09/09	326
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					326

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

SSgA
IAM SHARES Fund

Presentation of Portfolio Holdings — August 31, 2009

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$12,763	$—	$—	$12,763	10.3
Consumer Staples	12,209	—	—	12,209	9.8
Energy	13,975	—	—	13,975	11.3
Financials	16,430	—	—	16,430	13.3
Health Care	16,393	—	—	16,393	13.2
Industrials	14,201	—	—	14,201	11.5
Information Technology	22,103	—	—	22,103	17.8
Materials	3,802	—	—	3,802	3.1
Telecommunication Services	3,727	—	—	3,727	3.0
Utilities	4,201	—	—	4,201	3.4
Short-Term Investments	3,464	473	—	3,937	3.2
Other Securities	7,852	—	—	7,852	6.3
Total Investments	131,120	473	—	131,593	106.2
Other Assets and Liabilities, Net					(6.2)
					100.0
Futures Contracts	326	—	—	326	— *
Total Other Financial Instruments**	326	—	—	326
Total	$131,446	$473	$—	$131,919

* Less than .05% of net assets.

**Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

Invests in:  At least 80% of total assets will be invested in small capitalization equity securities, such as common stocks, issued by companies with a market capitalization less than or equal to the largest capitalization stock in the Russell 2000® Index.

Strategy:  The Fund attempts to create a portfolio with similar characteristics to the benchmark with potential to provide excess returns by allowing the fund to hold a portion, but not all of the securities in the Russell 2000 Index.

Enhanced Small Cap Fund

Period Ended 08/31/09	Total Return
1 Year	(24.91)%
Inception	(3.63	)%+

Russell 2000® Index#

Period Ended 08/31/09	Total Return
1 Year	(21.30)%
Inception	(0.42	)%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Enhanced Small Cap Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 is 1.09%.

See related Notes on page 40.

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

The SSgA Enhanced Small Cap Fund (the "Fund") seeks to maximize total return through investment primarily in small capitalization equity securities. The Fund is benchmarked to the Russell 2000® Index (the "Index"). The Index measures the performance of the 2000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was -24.91%, and the total return for the Index was -21.30%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

U.S. small cap equity market volatility reached near-record highs over the later part of 2008, with the market falling precipitously during the months of October and November. The significant rise in directional market volatility was accompanied by an increased correlation of stock returns across the investable universe, which poses challenges for a stock selection process designed to differentiate between winners and losers. While the market began to show signs of recovery in December, trends reversed in early January 2009 with equity indices again turning negative and the cheapest stocks being sold off the most aggressively. Trends reversed again during the market rally that began in early March 2009. Stocks that performed the best in this rising market were lower quality, value-oriented stocks, while the stocks that performed the worst during this period were growth-oriented stocks. Historically, the Fund's investment process can be challenged in the short-term during these frequent turning points in the market.

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

The Fund is a small capitalization fund which maintains size, style, and beta characteristics similar to those of the benchmark. A quantitative process is used to rank stocks on a nightly basis. As of August 31, 2009, the Fund is currently diversified with approximately 775 securities, and security over-weight and underweight positions are limited to 0.50% relative to the benchmark. This approach is designed to prevent a single stock position from having a significant impact on the Fund's relative performance.

With an increase in equity market volatility and stock-level correlation, the Fund's stock selection techniques delivered mixed results during the reporting period. In aggregate, the Fund's stock selection techniques that focus on identifying undervalued companies performed positively. Models that seek to select companies with superior earnings growth potential and that are exhibiting positive price momentum detracted the most value. However, the factors that comprise the stock selection model experienced numerous reversals over the last year, which impacted the Fund's performance. In the early portion of the reporting period, models that were focused on valuation generally underperformed, while market sentiment-based techniques performed well. This trend reversed in 2009, as value has been effective, while growth and price momentum factors have been weak.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on March 22, 2005. Index comparison also began on March 22, 2005.

  #  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell® 3000 Index, representing approximately 10% of the Russell 3000 total market capitalization. The index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,435.20	$1,021.42
Expenses Paid During Period *	$4.60	$3.82

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.8%
Consumer Discretionary - 14.2%
Ameristar Casinos, Inc.	4,112	68
Asbury Automotive Group, Inc. (Æ)	1,837	23
ATC Technology Corp. (Æ)	3,410	71
Bebe Stores, Inc.	1,000	8
Belo Corp. Class A	4,310	14
Big 5 Sporting Goods Corp.	1,200	18
Blount International, Inc. (Æ)	500	5
Blyth, Inc.	1,071	49
Bob Evans Farms, Inc.	800	22
Borders Group, Inc. (Æ)	1,600	5
Brunswick Corp.	3,260	30
Buffalo Wild Wings, Inc. (Æ)	168	7
California Pizza Kitchen, Inc. (Æ)	5,573	78
Callaway Golf Co.	2,037	14
Carter's, Inc. (Æ)	4,071	103
Cato Corp. (The) Class A	2,228	38
CEC Entertainment, Inc. (Æ)	2,476	66
Charming Shoppes, Inc. (Æ)	1,800	10
Cheesecake Factory, Inc. (The) (Æ)	1,321	24
Childrens Place Retail Stores, Inc. (The) (Æ)	861	26
Cinemark Holdings, Inc.	1,200	12
Citi Trends, Inc. (Æ)	520	12
CKE Restaurants, Inc.	2,450	24
Coinstar, Inc. (Æ)	326	11
Collective Brands, Inc. (Æ)	9,473	150
Courier Corp.	500	8
CROCS, Inc. (Æ)	16,591	105
Denny's Corp. (Æ)	4,867	13
Dillard's, Inc. Class A	6,070	69
DineEquity, Inc. (Æ)	680	14
Dover Downs Gaming & Entertainment, Inc.	1,390	8
Dress Barn, Inc. (Æ)	5,704	93
Eastman Kodak Co.	7,960	42
Einstein Noah Restaurant Group, Inc. (Æ)	535	7
FGX International Holdings, Ltd. (Æ)	900	13
Genesco, Inc. (Æ)	930	20
GSI Commerce, Inc. (Æ)	1,382	24
Gymboree Corp. (Æ)	1,471	66
Harte-Hanks, Inc.	2,100	27
Helen of Troy, Ltd. (Æ)	600	13
hhgregg, Inc. (Æ)	994	17
Hooker Furniture Corp.	700	9
HOT Topic, Inc. (Æ)	10,277	72
HSN, Inc. (Æ)	1,520	16
Iconix Brand Group, Inc. (Æ)	3,644	63
Interval Leisure Group, Inc. (Æ)	500	5
inVentiv Health, Inc. (Æ)	2,020	32

	Principal Amount ($) or Shares	Market Value $
Isle of Capri Casinos, Inc. (Æ)	3,100	32
Jackson Hewitt Tax Service, Inc.	500	3
Jakks Pacific, Inc. (Æ)	300	4
Jo-Ann Stores, Inc. (Æ)	2,128	58
Knology, Inc. (Æ)	1,500	11
LIN TV Corp. Class A (Æ)	4,079	14
Lincoln Educational Services Corp. (Æ)	680	15
Liz Claiborne, Inc.	12,549	53
LodgeNet Interactive Corp. (Æ)	600	4
M/I Homes, Inc. (Æ)	1,250	20
Maidenform Brands, Inc. (Æ)	3,350	54
Marcus Corp.	383	5
Mediacom Communications Corp. Class A (Æ)	10,178	51
Men's Wearhouse, Inc. (The)	1,341	35
Midas, Inc. (Æ)	988	9
Move, Inc. (Æ)	6,990	20
National CineMedia, Inc.	1,760	26
National Presto Industries, Inc.	520	44
New York & Co., Inc. (Æ)	5,600	26
NutriSystem, Inc.	1,986	28
O'Charleys, Inc.	4,160	32
OfficeMax, Inc.	11,509	130
Overstock.com, Inc. (Æ)	219	3
Oxford Industries, Inc.	400	6
Pacific Sunwear of California, Inc. (Æ)	2,100	9
Papa John's International, Inc. (Æ)	3,487	81
PetMed Express, Inc.	1,039	19
PF Chang's China Bistro, Inc. (Æ)	2,770	88
Pinnacle Entertainment, Inc. (Æ)	7,423	70
Polaris Industries, Inc.	1,876	71
Pre-Paid Legal Services, Inc. (Æ)	2,010	92
Quiksilver, Inc. (Æ)	4,648	13
RC2 Corp. (Æ)	400	6
RCN Corp. (Æ)	6,639	62
Red Robin Gourmet Burgers, Inc. (Æ)	200	4
Rent-A-Center, Inc. Class A (Æ)	8,093	160
Retail Ventures, Inc. (Æ)	2,400	12
Sally Beauty Holdings, Inc. (Æ)	1,330	10
Sauer-Danfoss, Inc.	1,830	10
Shoe Carnival, Inc. (Æ)	721	11
Shuffle Master, Inc. (Æ)	3,080	23
Sinclair Broadcast Group, Inc. Class A	5,600	16
Smith & Wesson Holding Corp. (Æ)	7,210	39
Sonic Automotive, Inc. Class A	1,620	21
Spartan Motors, Inc.	4,840	26
Standard Motor Products, Inc. (Æ)	400	5
Standard Pacific Corp. (Æ)	4,730	17
Steinway Musical Instruments (Æ)	238	3
Steven Madden, Ltd. (Æ)	1,160	37
Stewart Enterprises, Inc. Class A	5,980	32
Stoneridge, Inc. (Æ)	2,057	11

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sturm Ruger & Co., Inc.	1,700	24
Superior Industries International, Inc.	500	7
Tempur-Pedic International, Inc. (Æ)	8,323	123
Tenneco, Inc. (Æ)	3,712	58
Texas Roadhouse, Inc. Class A (Æ)	5,156	53
Ticketmaster Entertainment, Inc. (Æ)	800	8
Timberland Co. Class A (Æ)	4,843	63
Town Sports International Holdings, Inc. (Æ)	2,683	7
Tractor Supply Co. (Æ)	2,019	95
True Religion Apparel, Inc. (Æ)	850	19
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	1,448	17
Unifi, Inc. (Æ)	3,427	8
Unifirst Corp.	856	34
Universal Electronics, Inc. (Æ)	100	2
Vail Resorts, Inc. (Æ)	2,244	74
Wet Seal, Inc. (The) Class A (Æ)	7,840	28
		3,875
Consumer Staples - 3.0%
Alliance One International, Inc. (Æ)	13,151	50
American Italian Pasta Co. Class A (Æ)	1,789	54
American Oriental Bioengineering, Inc. (Æ)	7,130	36
B&G Foods, Inc. Class A	700	6
Bare Escentuals, Inc. (Æ)	3,310	31
Cadiz, Inc. (Æ)	300	4
Cal-Maine Foods, Inc.	1,336	38
Casey's General Stores, Inc.	2,253	62
Central Garden and Pet Co. (Æ)	5,740	63
Chattem, Inc. (Æ)	470	29
Chiquita Brands International, Inc. (Æ)	300	5
Darling International, Inc. (Æ)	10,814	76
J&J Snack Foods Corp.	1,427	62
Kirkland's, Inc. (Æ)	997	14
Lancaster Colony Corp.	630	32
Lance, Inc.	330	8
Nash Finch Co.	640	17
Nu Skin Enterprises, Inc. Class A	1,900	33
Pantry, Inc. (The) (Æ)	1,899	29
Prestige Brands Holdings, Inc. (Æ)	6,190	46
Seaboard Corp.	29	32
Smart Balance, Inc. (Æ)	900	6
Spartan Stores, Inc.	400	5
TreeHouse Foods, Inc. (Æ)	990	37
Universal Corp.	540	20
Vector Group, Ltd.	672	11
Village Super Market, Inc.	146	4
Winn-Dixie Stores, Inc. (Æ)	730	10
		820

	Principal Amount ($) or Shares	Market Value $
Energy - 4.2%
Arena Resources, Inc. (Æ)	1,928	59
Atlas America, Inc.	700	16
ATP Oil & Gas Corp. (Æ)	3,600	40
Basic Energy Services, Inc. (Æ)	3,640	25
Berry Petroleum Co. Class A	1,490	34
Bill Barrett Corp. (Æ)	3,594	105
Bristow Group, Inc. (Æ)	582	17
Cal Dive International, Inc. (Æ)	8,019	84
Clayton Williams Energy, Inc. (Æ)	151	3
Complete Production Services, Inc. (Æ)	4,750	43
Contango Oil & Gas Co. (Æ)	455	20
CVR Energy, Inc. (Æ)	1,800	17
Delek US Holdings, Inc.	2,100	17
Dril-Quip, Inc. (Æ)	200	9
Goodrich Petroleum Corp. (Æ)	1,670	40
Gran Tierra Energy, Inc. (Æ)	7,910	32
Hercules Offshore, Inc. (Æ)	4,660	21
Hornbeck Offshore Services, Inc. (Æ)	2,070	46
Key Energy Services, Inc. (Æ)	4,220	30
Knightsbridge Tankers, Ltd.	500	6
Lufkin Industries, Inc.	400	18
McMoRan Exploration Co. (Æ)	2,262	19
Newpark Resources, Inc. (Æ)	2,610	7
Parker Drilling Co. (Æ)	4,434	20
Petroleum Development Corp. (Æ)	2,120	29
Petroquest Energy, Inc. (Æ)	700	3
PHI, Inc. (Æ)	300	6
Pioneer Drilling Co. (Æ)	4,387	25
Rex Energy Corp. (Æ)	1,000	6
Rosetta Resources, Inc. (Æ)	3,450	41
RPC, Inc.	2,700	25
Tetra Technologies, Inc. (Æ)	2,200	19
Union Drilling, Inc. (Æ)	2,000	12
Vaalco Energy, Inc. (Æ)	10,852	51
Venoco, Inc. (Æ)	1,400	11
Western Refining, Inc. (Æ)	6,430	39
Westmoreland Coal Co. (Æ)	1,200	10
Willbros Group, Inc. (Æ)	3,814	47
World Fuel Services Corp.	2,110	95
		1,147
Financials - 19.2%
1st Source Corp.	2,995	49
Advance America Cash Advance Centers, Inc.	1,000	6
American Capital Agency Corp. (ö)	1,196	30
American Equity Investment Life Holding Co.	8,555	69
American Physicians Capital, Inc.	1,345	40
Ameris Bancorp	1,000	6

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Amerisafe, Inc. (Æ)	900	15
Amtrust Financial Services, Inc.	4,566	58
Anworth Mortgage Asset Corp. (ö)	10,422	78
Apollo Investment Corp.	5,303	49
Ares Capital Corp.	7,124	66
Argo Group International Holdings, Ltd. (Æ)	1,186	42
Arrow Financial Corp.	780	21
Ashford Hospitality Trust, Inc. (ö)	9,460	29
Associated Estates Realty Corp. (ö)	4,120	34
Bancfirst Corp.	90	3
Banco Latinoamericano de Comercio Exterior SA Class E	4,659	66
Bank Mutual Corp.	400	4
Bank of the Ozarks, Inc.	1,370	34
BankFinancial Corp.	546	5
Beneficial Mutual Bancorp, Inc. (Æ)	400	4
Berkshire Hills Bancorp, Inc.	1,133	26
Calamos Asset Management, Inc. Class A	1,630	18
CapLease, Inc. (ö)	5,900	24
Capstead Mortgage Corp. (ö)	1,900	26
CBL & Associates Properties, Inc. (ö)	6,050	57
Cedar Shopping Centers, Inc. (ö)	2,804	18
Central Pacific Financial Corp.	1,153	3
Chemical Financial Corp.	800	17
City Holding Co.	1,633	52
Clifton Savings Bancorp, Inc.	900	9
CNA Surety Corp. (Æ)	600	10
Cogdell Spencer, Inc. (ö)	600	3
Colonial Properties Trust (ö)	1,700	15
Community Bank System, Inc.	1,117	20
Community Trust Bancorp, Inc.	700	19
Compass Diversified Holdings	5,556	56
Conseco, Inc. (Æ)	2,820	12
Danvers Bancorp, Inc.	200	3
Delphi Financial Group, Inc. Class A	2,927	68
DiamondRock Hospitality Co. (ö)	6,860	47
Dime Community Bancshares	2,450	27
Downey Financial Corp. (Æ)	700	—	±
DuPont Fabros Technology, Inc. (ö)	2,878	38
Education Realty Trust, Inc. (ö)	6,610	39
Employers Holdings, Inc.	2,710	40
Encore Capital Group, Inc. (Æ)	2,490	37
Equity Lifestyle Properties, Inc. (ö)	1,679	68
Evercore Partners, Inc. Class A	600	15
Ezcorp, Inc. Class A (Æ)	3,474	46
Farmers Capital Bank Corp.	300	6
FelCor Lodging Trust, Inc. (ö)	4,200	17
Fifth Street Finance Corp.	700	7
First Bancorp	3,510	19
First Busey Corp.	300	2
First Cash Financial Services, Inc. (Æ)	815	15

	Principal Amount ($) or Shares	Market Value $
First Commonwealth Financial Corp.	2,871	18
First Community Bancshares, Inc.	500	6
First Financial Bancorp	1,850	16
First Financial Corp.	600	18
First Financial Northwest, Inc.	6,009	44
First Industrial Realty Trust, Inc. (ö)	620	3
First Merchants Corp.	350	2
First Mercury Financial Corp.	800	12
First Potomac Realty Trust (ö)	5,258	56
FirstMerit Corp.	2,366	43
Flagstone Reinsurance Holdings, Ltd.	3,614	39
Flushing Financial Corp.	300	4
FNB Corp.	6,350	45
Fox Chase Bancorp, Inc. (Æ)	2,200	21
Fpic Insurance Group, Inc. (Æ)	960	31
Getty Realty Corp. (ö)	2,508	59
GFI Group, Inc.	1,824	13
Glacier Bancorp, Inc.	3,418	51
Glimcher Realty Trust (ö)	3,640	15
Greenlight Capital Re, Ltd. (Æ)	3,598	66
Hancock Holding Co.	1,321	51
Harleysville Group, Inc.	1,993	65
Harleysville National Corp.	700	4
Hatteras Financial Corp. (ö)	730	22
Hercules Technology Growth Capital, Inc.	2,123	20
Highwoods Properties, Inc. (ö)	1,727	51
Home Bancshares, Inc.	200	4
Horace Mann Educators Corp.	2,480	30
International Assets Holding Corp. (Æ)	967	16
International Bancshares Corp.	3,851	59
Investors Bancorp, Inc. (Æ)	1,830	17
IPC Holdings, Ltd.	3,507	114
iStar Financial, Inc. (Æ)(ö)	5,700	12
Kansas City Life Insurance Co.	399	14
Kearny Financial Corp.	1,400	15
Knight Capital Group, Inc. Class A (Æ)	5,927	119
LaBranche & Co., Inc. (Æ)	9,950	38
Lakeland Bancorp, Inc.	1,165	10
Lakeland Financial Corp.	400	8
LaSalle Hotel Properties (ö)	4,078	68
Lexington Realty Trust (ö)	14,790	69
Life Partners Holdings, Inc.	815	14
LTC Properties, Inc. (ö)	525	13
Maiden Holdings, Ltd.	1,600	12
MainSource Financial Group, Inc.	1,440	9
Max Capital Group, Ltd.	3,773	77
MCG Capital Corp. (Æ)	3,160	10
Medical Properties Trust, Inc. (ö)	6,928	52
MF Global, Ltd. (Æ)	3,460	25
MFA Financial, Inc. (ö)	9,035	72
MGIC Investment Corp. (Æ)	1,100	9
Montpelier Re Holdings, Ltd.	6,049	97

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
National Health Investors, Inc. (ö)	200	7
National Retail Properties, Inc. (ö)	2,851	59
NBT Bancorp, Inc.	2,158	49
Nelnet, Inc. Class A (Æ)	2,250	33
NewAlliance Bancshares, Inc.	4,048	48
NorthStar Realty Finance Corp. (ö)	1,139	4
OceanFirst Financial Corp.	900	12
Ocwen Financial Corp. (Æ)	2,326	24
Old National Bancorp	2,190	23
Omega Healthcare Investors, Inc. (ö)	800	14
optionsXpress Holdings, Inc.	3,682	61
Oriental Financial Group, Inc.	800	11
PacWest Bancorp	2,805	55
Park National Corp.	520	31
Parkway Properties, Inc. (ö)	230	4
Pennsylvania Real Estate Investment Trust (ö)	4,440	29
Penson Worldwide, Inc. (Æ)	1,600	16
Peoples Bancorp, Inc.	1,200	19
Pico Holdings, Inc. (Æ)	566	19
Platinum Underwriters Holdings, Ltd.	2,424	88
PMA Capital Corp. Class A (Æ)	3,483	19
PMI Group, Inc. (The)	4,485	15
ProAssurance Corp. (Æ)	943	50
Prospect Capital Corp.	1,400	14
Prosperity Bancshares, Inc.	3,015	104
Provident Financial Services, Inc.	3,951	44
Provident New York Bancorp	325	3
PS Business Parks, Inc. (ö)	1,193	63
Radian Group, Inc.	310	3
RAIT Financial Trust (ö)	10,356	30
Redwood Trust, Inc. (ö)	2,974	48
Republic Bancorp, Inc. Class A	2,020	43
Resource Capital Corp. (ö)	4,300	19
Santander BanCorp (Æ)	1,400	13
Saul Centers, Inc. (ö)	700	23
SeaBright Insurance Holdings, Inc. (Æ)	2,880	29
Signature Bank NY (Æ)	620	19
Simmons First National Corp. Class A	1,000	28
South Financial Group, Inc. (The)	6,600	12
Southside Bancshares, Inc.	1,393	30
Southwest Bancorp, Inc.	1,050	14
Sterling Bancorp	400	3
Sterling Bancshares, Inc.	5,670	45
Strategic Hotels & Resorts, Inc. (ö)	2,328	3
Suffolk Bancorp	1,260	36
Sun Communities, Inc. (ö)	3,703	66
Sunstone Hotel Investors, Inc. (ö)	8,790	55
SWS Group, Inc.	1,400	20
SY Bancorp, Inc.	419	9
Tanger Factory Outlet Centers (ö)	2,471	93
Texas Capital Bancshares, Inc. (Æ)	837	14

	Principal Amount ($) or Shares	Market Value $
Tower Group, Inc.	700	17
TowneBank	1,051	13
TradeStation Group, Inc. (Æ)	2,231	16
Trustco Bank Corp. NY	1,820	11
Trustmark Corp.	2,671	51
U-Store-It Trust (ö)	3,150	20
UMB Financial Corp.	1,106	44
United Bankshares, Inc.	1,780	35
Univest Corp. of Pennsylvania	400	8
WesBanco, Inc.	2,866	42
Westamerica Bancorporation	300	15
Westwood Holdings Group, Inc.	543	21
Wilshire Bancorp, Inc.	2,030	17
World Acceptance Corp. (Æ)	400	10
WSFS Financial Corp.	254	7
		5,245
Health Care - 13.1%
Adolor Corp. (Æ)	3,700	6
Affymetrix, Inc. (Æ)	7,884	61
Air Methods Corp. (Æ)	1,100	38
Albany Molecular Research, Inc. (Æ)	6,361	51
Align Technology, Inc. (Æ)	6,180	83
Alliance HealthCare Services, Inc. (Æ)	7,998	44
Alnylam Pharmaceuticals, Inc. (Æ)	600	13
American Medical Systems Holdings, Inc. (Æ)	3,961	60
AMERIGROUP Corp. Class A (Æ)	6,655	157
Amicus Therapeutics, Inc. (Æ)	1,300	13
AMN Healthcare Services, Inc. (Æ)	2,810	28
Amsurg Corp. Class A (Æ)	600	12
Analogic Corp.	200	7
Angiodynamics, Inc. (Æ)	1,500	19
Arena Pharmaceuticals, Inc. (Æ)	10,020	47
Arqule, Inc. (Æ)	1,700	9
BioCryst Pharmaceuticals, Inc. (Æ)	1,580	20
Biodel, Inc. (Æ)	800	4
BioDelivery Sciences International, Inc. (Æ)	1,100	5
BioMimetic Therapeutics, Inc. (Æ)	1,310	15
BioScrip, Inc. (Æ)	900	5
Bruker Corp. (Æ)	3,170	32
Cadence Pharmaceuticals, Inc. (Æ)	966	11
Cantel Medical Corp. (Æ)	1,830	25
Cardiac Science Corp. (Æ)	2,100	7
Celera Corp. (Æ)	1,856	12
Celldex Therapeutics, Inc. (Æ)	4,681	27
Centene Corp. (Æ)	4,966	86
Chemed Corp.	660	29
Conmed Corp. (Æ)	2,249	40
Cornerstone Therapeutics, Inc. (Æ)	500	3
Corvel Corp. (Æ)	600	18

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CryoLife, Inc. (Æ)	420	3
Cubist Pharmaceuticals, Inc. (Æ)	2,119	44
Cyberonics, Inc. (Æ)	1,740	26
Cynosure, Inc. Class A (Æ)	411	5
Depomed, Inc. (Æ)	4,600	14
DexCom, Inc. (Æ)	700	5
Durect Corp. (Æ)	1,100	3
Emergency Medical Services Corp. Class A (Æ)	100	5
Emergent Biosolutions, Inc. (Æ)	3,172	59
Endologix, Inc. (Æ)	600	3
Enzon Pharmaceuticals, Inc. (Æ)	11,550	83
eResearchTechnology, Inc. (Æ)	3,299	21
ev3, Inc. (Æ)	2,320	30
Exelixis, Inc. (Æ)	4,400	25
Facet Biotech Corp. (Æ)	2,460	25
Genomic Health, Inc. (Æ)	500	10
Gentiva Health Services, Inc. (Æ)	620	14
Geron Corp. (Æ)	5,580	40
Greatbatch, Inc. (Æ)	1,680	36
Haemonetics Corp. (Æ)	965	51
Healthsouth Corp. (Æ)	1,500	23
Healthspring, Inc. (Æ)	4,769	63
ICU Medical, Inc. (Æ)	1,100	41
Idenix Pharmaceuticals, Inc. (Æ)	600	2
Immunogen, Inc. (Æ)	1,500	11
Impax Laboratories, Inc. (Æ)	700	5
Invacare Corp.	6,907	150
IRIS International, Inc. (Æ)	800	8
Isis Pharmaceuticals, Inc. (Æ)	6,411	104
Kensey Nash Corp. (Æ)	644	17
Kindred Healthcare, Inc. (Æ)	3,817	55
LHC Group, Inc. (Æ)	900	22
Magellan Health Services, Inc. (Æ)	300	10
MAP Pharmaceuticals, Inc. (Æ)	1,100	10
Matrixx Initiatives, Inc. (Æ)	2,100	11
Maxygen, Inc. (Æ)	5,038	36
Medarex, Inc. (Æ)	518	8
Medcath Corp. (Æ)	1,710	16
Medicis Pharmaceutical Corp. Class A	958	18
Medivation, Inc. (Æ)	1,412	36
Merit Medical Systems, Inc. (Æ)	2,020	36
Molina Healthcare, Inc. (Æ)	1,250	25
Momenta Pharmaceuticals, Inc. (Æ)	420	4
Myriad Pharmaceuticals, Inc. (Æ)	749	3
Nabi Biopharmaceuticals (Æ)	2,258	7
Nektar Therapeutics (Æ)	2,800	23
Neurocrine Biosciences, Inc. (Æ)	3,529	11
Nighthawk Radiology Holdings, Inc. (Æ)	3,400	21
NPS Pharmaceuticals, Inc. (Æ)	4,660	19
NxStage Medical, Inc. (Æ)	4,200	26
Obagi Medical Products, Inc. (Æ)	2,190	21

	Principal Amount ($) or Shares	Market Value $
Odyssey HealthCare, Inc. (Æ)	2,126	27
OncoGenex Pharmaceutical, Inc. (Æ)	626	25
Optimer Pharmaceuticals, Inc. (Æ)	400	5
OraSure Technologies, Inc. (Æ)	3,177	8
Orthofix International NV (Æ)	810	22
Pain Therapeutics, Inc. (Æ)	2,530	13
Par Pharmaceutical Cos., Inc. (Æ)	800	16
PDL BioPharma, Inc.	17,495	158
PharMerica Corp. (Æ)	2,355	47
Poniard Pharmaceuticals, Inc. (Æ)	1,200	10
PSS World Medical, Inc. (Æ)	4,900	100
Psychiatric Solutions, Inc. (Æ)	1,800	48
Questcor Pharmaceuticals, Inc. (Æ)	9,595	56
Quidel Corp. (Æ)	920	14
RehabCare Group, Inc. (Æ)	1,936	41
Res-Care, Inc. (Æ)	2,867	42
Rigel Pharmaceuticals, Inc. (Æ)	500	4
Salix Pharmaceuticals, Ltd. (Æ)	1,520	19
Sciclone Pharmaceuticals, Inc. (Æ)	900	4
Seattle Genetics, Inc. (Æ)	3,119	38
Sirona Dental Systems, Inc. (Æ)	500	13
Somanetics Corp. (Æ)	2,631	34
SonoSite, Inc. (Æ)	632	15
Spectrum Pharmaceuticals, Inc. (Æ)	1,600	14
Stereotaxis, Inc. (Æ)	3,237	11
STERIS Corp.	4,971	144
SurModics, Inc. (Æ)	1,310	30
Synovis Life Technologies, Inc. (Æ)	200	3
Theravance, Inc. (Æ)	1,430	22
Triple-S Management Corp. (Æ)	500	9
Universal American Corp. (Æ)	2,290	21
Vanda Pharmaceuticals, Inc. (Æ)	2,240	31
Varian, Inc. (Æ)	794	41
Viropharma, Inc. (Æ)	10,052	80
Vivus, Inc. (Æ)	6,430	40
WellCare Health Plans, Inc. (Æ)	300	7
West Pharmaceutical Services, Inc.	375	15
Zoll Medical Corp. (Æ)	790	14
		3,572
Industrials - 15.7%
AAON, Inc.	600	12
Acuity Brands, Inc.	100	3
Administaff, Inc.	1,885	45
Air Transport Services Group, Inc. (Æ)	1,000	3
Alaska Air Group, Inc. (Æ)	689	17
Altra Holdings, Inc. (Æ)	2,610	25
Amerco, Inc. (Æ)	366	17
American Reprographics Co. (Æ)	2,040	19
American Woodmark Corp.	2,474	50
Ameron International Corp.	70	6

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Ampco-Pittsburgh Corp.	1,440	34
AO Smith Corp.	1,646	63
Apogee Enterprises, Inc.	5,011	66
Applied Signal Technology, Inc.	1,200	31
Argon ST, Inc. (Æ)	770	15
Atlas Air Worldwide Holdings, Inc. (Æ)	2,681	67
Avis Budget Group, Inc. (Æ)	15,357	149
AZZ, Inc. (Æ)	600	21
Barnes Group, Inc.	2,260	33
Beacon Roofing Supply, Inc. (Æ)	2,860	48
Belden, Inc.	750	16
Brady Corp. Class A	1,918	57
CBIZ, Inc. (Æ)	4,100	29
CDI Corp.	937	14
Celadon Group, Inc. (Æ)	2,294	22
Ceradyne, Inc. (Æ)	4,346	81
Chart Industries, Inc. (Æ)	2,990	56
CIRCOR International, Inc.	1,911	49
Comfort Systems USA, Inc.	3,859	46
Consolidated Graphics, Inc. (Æ)	300	6
CRA International, Inc. (Æ)	240	7
Cubic Corp.	1,010	36
Deluxe Corp.	1,840	31
DHT Maritime, Inc.	3,051	16
Dollar Thrifty Automotive Group, Inc. (Æ)	4,251	84
Dycom Industries, Inc. (Æ)	4,579	51
Dynamex, Inc. (Æ)	180	3
DynCorp International, Inc. Class A (Æ)	2,000	34
EMCOR Group, Inc. (Æ)	4,049	94
Encore Wire Corp.	1,680	40
EnergySolutions, Inc.	1,798	16
EnerSys (Æ)	5,676	113
EnPro Industries, Inc. (Æ)	3,720	80
Federal Signal Corp.	3,090	22
Force Protection, Inc. (Æ)	16,122	85
FuelCell Energy, Inc. (Æ)	10,040	37
Genesee & Wyoming, Inc. Class A (Æ)	379	12
Gibraltar Industries, Inc.	2,551	31
GrafTech International, Ltd. (Æ)	12,186	173
Graham Corp.	1,730	24
Granite Construction, Inc.	801	26
GT Solar International, Inc. (Æ)	3,000	15
H&E Equipment Services, Inc. (Æ)	3,763	38
Hawaiian Holdings, Inc. (Æ)	7,464	55
Heartland Express, Inc.	5,491	78
Heidrick & Struggles International, Inc.	823	17
Herman Miller, Inc.	3,081	50
Hexcel Corp. (Æ)	2,100	23
HNI Corp.	1,800	39
Houston Wire & Cable Co.	3,971	46
infoGROUP, Inc. (Æ)	11,632	72
Insteel Industries, Inc.	2,900	33

	Principal Amount ($) or Shares	Market Value $
Interface, Inc. Class A	2,358	16
Interline Brands, Inc. (Æ)	691	12
John Bean Technologies Corp.	1,200	20
Kadant, Inc. (Æ)	2,700	31
Kaman Corp. Class A	100	2
Kelly Services, Inc. Class A	1,618	19
Kenexa Corp. (Æ)	1,732	21
Kforce, Inc. (Æ)	2,090	23
Kimball International, Inc. Class B	2,350	15
Knight Transportation, Inc.	2,290	38
Knoll, Inc.	2,140	21
Layne Christensen Co. (Æ)	559	14
LB Foster Co. Class A (Æ)	300	9
M&F Worldwide Corp. (Æ)	810	16
Marten Transport, Ltd. (Æ)	2,198	37
Mcgrath Rentcorp	400	8
MPS Group, Inc. (Æ)	4,739	47
Mueller Industries, Inc.	1,000	24
Mueller Water Products, Inc. Class A	1,000	5
Navigant Consulting, Inc. (Æ)	3,439	43
Nordson Corp.	2,272	122
On Assignment, Inc. (Æ)	1,900	8
Orbital Sciences Corp. (Æ)	1,300	19
Pacer International, Inc.	5,000	21
PHH Corp. (Æ)	4,274	91
Pike Electric Corp. (Æ)	800	9
Powell Industries, Inc. (Æ)	300	11
Providence Service Corp. (The) (Æ)	300	3
Republic Airways Holdings, Inc. (Æ)	1,290	12
Riskmetrics Group, Inc. (Æ)	794	12
Robbins & Myers, Inc.	3,084	72
RSC Holdings, Inc. (Æ)	900	6
Saia, Inc. (Æ)	2,090	37
Skywest, Inc.	6,987	108
Spherion Corp. (Æ)	10,879	59
Standard Parking Corp. (Æ)	2,310	40
Standard Register Co. (The)	2,640	11
Standex International Corp.	669	11
Steiner Leisure, Ltd. (Æ)	2,043	68
Sterling Construction Co., Inc. (Æ)	1,100	18
TAL International Group, Inc.	900	11
Taser International, Inc. (Æ)	5,000	23
Tecumseh Products Co. Class A (Æ)	2,013	18
Teekay Tankers, Ltd. Class A	1,825	16
Tetra Tech, Inc. (Æ)	740	22
Tredegar Corp.	3,485	52
Triumph Group, Inc.	100	4
TrueBlue, Inc. (Æ)	4,201	57
Twin Disc, Inc.	2,300	29
United Rentals, Inc. (Æ)	2,000	18
Valassis Communications, Inc. (Æ)	1,070	17
Viad Corp.	1,729	31

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
VSE Corp.	200	7
Waste Services, Inc. (Æ)	2,000	9
Watson Wyatt Worldwide, Inc. Class A	3,132	137
Watts Water Technologies, Inc. Class A	1,660	50
Werner Enterprises, Inc.	3,118	54
		4,295
Information Technology - 20.6%
3Com Corp. (Æ)	41,735	182
3PAR, Inc. (Æ)	400	4
ACI Worldwide, Inc. (Æ)	4,281	58
Actel Corp. (Æ)	2,496	27
Acxiom Corp. (Æ)	11,026	101
ADC Telecommunications, Inc. (Æ)	10,596	90
Agilysys, Inc.	2,600	17
Airvana, Inc. (Æ)	400	3
Amkor Technology, Inc. (Æ)	22,910	127
Anadigics, Inc. (Æ)	3,439	13
Ariba, Inc. (Æ)	2,008	23
Arris Group, Inc. (Æ)	12,865	171
Art Technology Group, Inc. (Æ)	6,210	25
Atheros Communications, Inc. (Æ)	300	8
Avocent Corp. (Æ)	2,860	47
Benchmark Electronics, Inc. (Æ)	6,845	112
BigBand Networks, Inc. (Æ)	3,000	12
Black Box Corp.	1,133	28
Brightpoint, Inc. (Æ)	7,455	55
Brooks Automation, Inc. (Æ)	3,901	25
Checkpoint Systems, Inc. (Æ)	436	7
Ciber, Inc. (Æ)	5,808	23
Cirrus Logic, Inc. (Æ)	8,080	40
Cogent, Inc. (Æ)	3,420	36
Cognex Corp.	700	11
Cogo Group, Inc. (Æ)	2,900	16
Coherent, Inc. (Æ)	2,618	59
Compellent Technologies, Inc. (Æ)	602	9
Cray, Inc. (Æ)	1,900	14
CSG Systems International, Inc. (Æ)	4,219	64
CTS Corp.	1,145	10
Cybersource Corp. (Æ)	2,560	39
Cymer, Inc. (Æ)	1,213	43
Digi International, Inc. (Æ)	4,570	39
DivX, Inc. (Æ)	2,500	13
DSP Group, Inc. (Æ)	2,780	22
Earthlink, Inc.	17,565	146
Ebix, Inc. (Æ)	850	42
Entegris, Inc. (Æ)	3,987	16
EPIQ Systems, Inc. (Æ)	250	4
Fair Isaac Corp.	590	13
Forrester Research, Inc. (Æ)	2,804	66
Gartner, Inc. (Æ)	2,266	38

	Principal Amount ($) or Shares	Market Value $
Global Cash Access Holdings, Inc. (Æ)	11,049	80
Harmonic, Inc. (Æ)	6,794	45
Harris Stratex Networks, Inc. Class A (Æ)	8,100	49
iGate Corp.	1,530	10
Imation Corp.	2,260	19
Infinera Corp. (Æ)	3,530	25
Informatica Corp. (Æ)	3,989	72
Infospace, Inc. (Æ)	2,380	19
Insight Enterprises, Inc. (Æ)	1,200	14
InterDigital, Inc. (Æ)	4,441	93
Internap Network Services Corp. (Æ)	8,470	26
IXYS Corp.	890	6
j2 Global Communications, Inc. (Æ)	1,982	42
JDA Software Group, Inc. (Æ)	3,539	68
L-1 Identity Solutions, Inc. (Æ)	1,930	14
Lawson Software, Inc. (Æ)	12,356	76
Littelfuse, Inc. (Æ)	810	20
LoopNet, Inc. (Æ)	2,300	18
Manhattan Associates, Inc. (Æ)	3,355	60
MAXIMUS, Inc.	530	22
Methode Electronics, Inc.	8,685	75
Micrel, Inc.	8,156	63
MicroStrategy, Inc. Class A (Æ)	1,069	66
Microvision, Inc. (Æ)	1,100	4
MKS Instruments, Inc. (Æ)	2,614	48
Monotype Imaging Holdings, Inc. (Æ)	5,720	47
Multi-Fineline Electronix, Inc. (Æ)	1,541	43
Net 1 UEPS Technologies, Inc. (Æ)	1,070	20
Netezza Corp. (Æ)	600	6
Netgear, Inc. (Æ)	1,825	31
Netscout Systems, Inc. (Æ)	1,980	23
NIC, Inc.	1,480	11
Novatel Wireless, Inc. (Æ)	2,094	20
OSI Systems, Inc. (Æ)	900	15
PC-Telephone, Inc. (Æ)	3,017	18
Pegasystems, Inc.	2,572	79
Perficient, Inc. (Æ)	2,800	22
Pericom Semiconductor Corp. (Æ)	4,900	42
Perot Systems Corp. Class A (Æ)	3,084	51
Phase Forward, Inc. (Æ)	800	10
Photronics, Inc. (Æ)	700	3
Plexus Corp. (Æ)	1,220	31
Polycom, Inc. (Æ)	621	15
Powerwave Technologies, Inc. (Æ)	3,540	4
Progress Software Corp. (Æ)	3,617	81
Quantum Corp. (Æ)	9,800	12
Quest Software, Inc. (Æ)	6,301	104
RF Micro Devices, Inc. (Æ)	13,808	65
Riverbed Technology, Inc. (Æ)	2,193	42
Rofin-Sinar Technologies, Inc. (Æ)	300	7
Rogers Corp. (Æ)	746	19
S1 Corp. (Æ)	4,440	28

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Safeguard Scientifics, Inc. (Æ)	300	3
Sapient Corp. (Æ)	3,300	24
SAVVIS, Inc. (Æ)	3,401	58
Scansource, Inc. (Æ)	1,956	55
Semtech Corp. (Æ)	8,535	156
Sigma Designs, Inc. (Æ)	2,769	39
Silicon Graphics International Corp. (Æ)	1,798	10
Silicon Image, Inc. (Æ)	5,850	18
Silicon Storage Technology, Inc. (Æ)	17,999	33
Skyworks Solutions, Inc. (Æ)	4,999	58
Smith Micro Software, Inc. (Æ)	610	7
Solera Holdings, Inc.	1,985	52
SonicWALL, Inc. (Æ)	9,849	74
SuccessFactors, Inc. (Æ)	1,710	20
SYKES Enterprises, Inc. (Æ)	3,143	66
Symmetricom, Inc. (Æ)	5,985	31
Synaptics, Inc. (Æ)	1,964	51
Synchronoss Technologies, Inc. (Æ)	300	3
SYNNEX Corp. (Æ)	2,038	60
Technitrol, Inc.	1,700	14
Tekelec (Æ)	3,603	56
TeleTech Holdings, Inc. (Æ)	5,458	93
Tessera Technologies, Inc. (Æ)	4,292	108
TIBCO Software, Inc. (Æ)	18,132	161
TiVo, Inc. (Æ)	10,169	100
TriQuint Semiconductor, Inc. (Æ)	9,752	71
TTM Technologies, Inc. (Æ)	6,400	65
Unisys Corp. (Æ)	10,400	25
United Online, Inc.	2,350	16
Valueclick, Inc. (Æ)	9,343	96
VeriFone Holdings, Inc. (Æ)	500	6
Viasat, Inc. (Æ)	264	6
VistaPrint, Ltd. (Æ)	1,713	71
Volterra Semiconductor Corp. (Æ)	1,260	22
Websense, Inc. (Æ)	832	13
Wright Express Corp. (Æ)	2,909	92
		5,614
Materials - 5.4%
Brush Engineered Materials, Inc. (Æ)	800	18
Buckeye Technologies, Inc. (Æ)	10,332	104
Bway Holding Co. (Æ)	900	14
Clearwater Paper Corp. (Æ)	300	14
Glatfelter	4,320	45
HB Fuller Co.	1,868	37
Horsehead Holding Corp. (Æ)	2,450	28
Innophos Holdings, Inc.	2,829	54
James River Coal Co. (Æ)	731	12
Koppers Holdings, Inc.	400	11
Lawson Products, Inc.	400	7

	Principal Amount ($) or Shares	Market Value $
Louisiana-Pacific Corp. (Æ)	2,755	21
LSB Industries, Inc. (Æ)	1,899	29
Minerals Technologies, Inc.	739	33
Myers Industries, Inc.	1,064	11
NewMarket Corp.	786	65
Olin Corp.	3,156	53
OM Group, Inc. (Æ)	2,731	74
Omnova Solutions, Inc. (Æ)	1,800	9
PolyOne Corp. (Æ)	1,630	8
Rock-Tenn Co. Class A	3,863	198
RTI International Metals, Inc. (Æ)	2,720	52
Schulman A, Inc.	3,886	78
Schweitzer-Mauduit International, Inc.	1,185	58
Sensient Technologies Corp.	4,188	109
Silgan Holdings, Inc.	785	38
Spartech Corp.	4,184	48
Stepan Co.	1,319	71
Stillwater Mining Co. (Æ)	7,277	47
Tutor Perini Corp. (Æ)	1,302	26
Wausau Paper Corp.	490	5
Worthington Industries, Inc.	4,649	61
WR Grace & Co. (Æ)	2,480	42
		1,480
Telecommunication Services - 1.4%
Cincinnati Bell, Inc. (Æ)	2,776	9
Cogent Communications Group, Inc. (Æ)	2,840	27
General Communication, Inc. Class A (Æ)	8,319	56
Global Crossing, Ltd. (Æ)	3,092	35
iPCS, Inc. (Æ)	400	6
NTELOS Holdings Corp.	200	3
PAETEC Holding Corp. (Æ)	5,100	14
Premiere Global Services, Inc. (Æ)	7,273	68
Shenandoah Telecommunications Co.	800	14
Syniverse Holdings, Inc. (Æ)	5,207	93
USA Mobility, Inc.	5,319	68
		393
Utilities - 3.0%
Avista Corp.	5,269	103
California Water Service Group	1,100	41
Central Vermont Public Service Corp.	396	7
El Paso Electric Co. (Æ)	4,336	74
Idacorp, Inc.	3,430	98
Laclede Group, Inc. (The)	307	10
New Jersey Resources Corp.	730	27
Northwest Natural Gas Co.	2,170	91
NorthWestern Corp.	3,091	74
Piedmont Natural Gas Co., Inc.	300	7

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Portland General Electric Co.	3,514	69
South Jersey Industries, Inc.	980	34
Southwest Gas Corp.	4,318	105
Unisource Energy Corp.	2,328	68
		808
Total Common Stocks (cost $25,871)		27,249
Short-Term Investments - 0.0%
AIM Short Term Investment Prime Portfolio	176	—	±
Federated Investors Prime Cash Obligations Fund	196	—	±
Total Short-Term Investments (cost $0)		—	±
Total Investments - 99.8% (identified cost $25,871)		27,249
Other Assets and Liabilities, Net - 0.2%		65
Net Assets - 100.0%		27,314

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME)	6	USD	343	09/09	(—)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(—)

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Presentation of Portfolio Holdings — August 31, 2009

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$3,875	$—	$—	$3,875	14.2
Consumer Staples	820	—	—	820	3.0
Energy	1,147	—	—	1,147	4.2
Financials	5,245	—	—	5,245	19.2
Health Care	3,572	—	—	3,572	13.1
Industrials	4,295	—	—	4,295	15.7
Information Technology	5,614	—	—	5,614	20.6
Materials	1,480	—	—	1,480	5.4
Telecommunication Services	393	—	—	393	1.4
Utilities	808	—	—	808	3.0
Short-Term Investments	—	—	—	—	—	*
Total Investments	27,249	—	—	27,249	99.8
Other Assets and Liabilities, Net					0.2
					100.0
Futures Contracts	(—)	—	—	(—)	(—	)*
Total Other Financial Instruments**	(—)	—	—	(—)
Total	$27,249	$—	$—	$27,249

*  Less than .05% of net assets.

**Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

This page has been intentionally left blank.

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

Invests in:  At least 80% of its total assets in equity securities, such as common stocks, including long and short positions in equity securities.

Strategy:  The Fund seeks to meet its objective by investing in a portfolio of equity securities of large and medium sized companies and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations.

Directional Core Equity Fund

Period Ended 08/31/09	Total Return
1 Year	(7.63)%
Inception	(0.73	)%+

Russell 1000® Index#

Period Ended 08/31/09	Total Return
1 Year	(18.39)%
Inception	(0.84	)%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Directional Core Equity Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 is 2.75%. The expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Advisor.

See related Notes on page 55.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

The SSgA Directional Core Equity Fund (the "Fund") seeks to achieve long-term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities. The Fund is benchmarked to the Russell 1000 Index (the "Index").

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was -7.63%, and the total return for the Index was -18.39%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

From a financial standpoint, the closing stanza of 2008 brought a devastating end to an already brutal year. The last four months of the calendar year entailed a 29% decline for the Index. The fourth quarter of 2008 was the benchmark's worst quarterly result since the dramatic closing months of 1987, and also its fifth consecutive quarterly loss. Weighing on stocks through October and November 2008 were overwhelming global liquidity needs in the wake of the Lehman Brothers failure in mid-September 2008. Against a backdrop of sharply deteriorating economic data, poor earnings news, and ongoing asset impairment at large financial institutions, few investors could resist the sustained selling pressure. Resisting the downtrend, however, were the U.S. Federal Reserve and the U.S. Treasury, who fought valiantly to preserve financial stability by injecting capital into lending institutions, accepting troubled assets as collateral, and reducing interest rates to the floor.

After a dismal first quarter of 2009, leading to six consecutive quarters of disruption and disappointment, equity markets finally managed a meaningful rebound through the spring of 2009. While developed countries around the world were still mired in deep recession, hobbled by excess capacity and painful job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. Leading indicators of economic activity began to turn upward, and investors responded by selling safe-haven assets and increasing exposure to stocks, corporate bonds, and commodities.

For equities, the rally came in April and May 2009, when stock markets around the world posted consistent gains. Strong rebounds in financial shares were accompanied by renewed interest in economically sensitive groups, as investors decided that a retreat in consumer spending may have seen its worst and that demand for basic materials might prove resilient.

Commodity benchmarks posted double-digit gains in May, but with capacity utilization low and wage trends flaccid, worries over inflation ebbed during the close of the second quarter of 2009. This lead to diminished risk appetites as the second half of 2009 got underway; however, financial conditions worldwide remained friendly and earnings did not disappoint, helping to lift markets higher in July and August 2009.

The Fund had a strong first half of the fiscal year and was able to preserve capital over a difficult time period for equity markets; however, the market rally that began in March 2009 proved challenging to keep pace with, especially in April 2009 where markets posted their strongest one month returns since 1991. This was evident in our second quarter of 2009 underperformance, but was still able to ourperform over the fiscal year. In the second quarter of 2009, models were slow to respond during that time period, with our sentiment and quality factors the biggest laggards. This is not uncommon at market turning points driven by rapid changes in expectations over future growth and the resulting repositioning by market participants. However, valuation factors did work particularly well over this period, as earnings and cash flow based factors showed strength. Unfortunately, the natural offset of valuation and sentiment had become more negatively correlated during this extreme market movement resulting in the negative underperformance, with sentiment being more influential in the resulting Fund returns.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

Returns in the Fund for the reporting period were driven by stock selection decisions. At the sector level, financials, consumer discretionary, and technology were the strongest relative performers. Financials were aided by having limited exposure to Bank of America and no exposure to AIG and Citigroup during the market meltdown as these companies suffered as a result of cloudy balance sheets and insufficient capital. Within consumer discretionary, a long position in military tactical vehicle maker Oshkosh was one of the Fund's top performers as it continues to win significant government contracts. Technology was lead by a short position in payment processor VeriFone Holdings, which declined dramatically in 2008 as market disruptions pressured demand for its payment terminals.

At the sector level materials and industrials were among the leading laggards. Selection in industrials and materials were weak for the first half of the fiscal year as the announced plans for future infrastructure spending by the government was met with skepticism and did very little to lift performance of either of these sectors. Within industrials, our positions in heavy equipment leaser United Rentals and engineering equipment maker Chart Industries both declined significantly. For materials, security names that the Fund was overweight to and lagged included Century Aluminum and AK Steel. Consumer staples selection was also a drag in part to holdings in dairy product maker Dean Foods and fruit and vegetable producer and distributer Del Monte Foods.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on May 11, 2005. Index comparison also began on May 11, 2005.

  #  The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,170.10	$1,016.03
Expenses Paid During Period *	$9.96	$9.25

* Expenses are equal to the Fund's expense ratio of 1.82% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.1%
Consumer Discretionary - 11.6%
Advance Auto Parts, Inc.	1,543	65
AutoNation, Inc. (Æ)	1,992	38
Carter's, Inc. (Æ)(Û)	1,977	50
Gap, Inc. (The)	1,948	38
Garmin, Ltd.	2,496	82
NVR, Inc. (Æ)(Û)	87	59
Oshkosh Corp.	2,687	90
Sears Holdings Corp. (Æ)	619	39
Starbucks Corp. (Æ)	1,800	34
Tempur-Pedic International, Inc. (Æ)(Û)	5,222	77
Viacom, Inc. Class B (Æ)	1,176	30
		602
Consumer Staples - 7.1%
Archer-Daniels-Midland Co. (Û)	2,293	66
Coca-Cola Enterprises, Inc. (Û)	3,260	66
Dean Foods Co. (Æ)(Û)	2,410	44
Herbalife, Ltd. (Û)	2,106	64
Philip Morris International, Inc.	915	42
Procter & Gamble Co. (The) (Û)	563	30
Wal-Mart Stores, Inc.	1,048	53
		365
Energy - 8.1%
Chevron Corp. (Û)	387	27
Exxon Mobil Corp. (Û)	2,134	148
Noble Corp.	1,386	49
Occidental Petroleum Corp. (Û)	774	57
Tesoro Corp.	2,944	41
Transocean, Ltd. (Æ)	530	40
World Fuel Services Corp. (Û)	1,280	57
		419
Financials - 18.4%
Aflac, Inc.	1,298	53
Allied World Assurance Co. Holdings, Ltd.	1,458	68
American Express Co.	1,427	48
Assured Guaranty, Ltd.	3,682	73
Bank of America Corp.	5,177	91
Bank of New York Mellon Corp. (The) (Û)	1,272	38
Fifth Third Bancorp	3,795	41
Goldman Sachs Group, Inc. (The) (Û)	588	97
JPMorgan Chase & Co. (Û)	3,190	139
Knight Capital Group, Inc. Class A (Æ)	3,148	63
Prosperity Bancshares, Inc.	1,051	36
TD Ameritrade Holding Corp. (Æ)	3,049	59
US Bancorp	1,916	43
Wells Fargo & Co. (Û)	3,697	102
		951

	Principal Amount ($) or Shares	Market Value $
Health Care - 14.0%
Abbott Laboratories (Û)	1,355	61
Amedisys, Inc. (Æ)	702	31
American Medical Systems Holdings, Inc. (Æ)	3,951	60
Coventry Health Care, Inc. (Æ)	3,016	66
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	1,286	29
Forest Laboratories, Inc. (Æ)	1,487	44
Health Management Associates, Inc. Class A (Æ)(Û)	3,985	28
Johnson & Johnson (Û)	716	43
Kinetic Concepts, Inc. (Æ)	1,966	63
McKesson Corp.	1,312	75
Medco Health Solutions, Inc. (Æ)	475	26
Pfizer, Inc. (Û)	6,557	109
Sepracor, Inc. (Æ)	2,183	40
UnitedHealth Group, Inc.	1,814	51
		726
Industrials - 11.3%
Apollo Group, Inc. Class A (Æ)	761	49
Avis Budget Group, Inc. (Æ)	4,967	48
Cooper Industries, Ltd. Class A	1,731	56
EMCOR Group, Inc. (Æ)(Û)	2,445	57
Fidelity National Information Services, Inc.	1,064	26
General Cable Corp. (Æ)	1,508	53
General Electric Co. (Û)	6,946	97
Hubbell, Inc. Class B	672	26
Raytheon Co.	865	41
Tech Data Corp. (Æ)(Û)	2,134	81
WESCO International, Inc. (Æ)(Û)	2,128	51
		585
Information Technology - 21.0%
Alliance Data Systems Corp. (Æ)	693	39
Apple, Inc. (Æ)(Û)	497	84
Arris Group, Inc. (Æ)(Û)	5,986	79
Cisco Systems, Inc. (Æ)	2,647	57
Computer Sciences Corp. (Æ)	1,182	58
Fiserv, Inc. (Æ)	870	42
Google, Inc. Class A (Æ)(Û)	76	35
Harris Corp.	1,606	56
Hewlett-Packard Co.	1,772	80
Ingram Micro, Inc. Class A (Æ)(Û)	2,830	47
Intel Corp.	833	17
International Business Machines Corp.	926	109
Microsoft Corp. (Û)	1,598	39
Oracle Corp. (Û)	3,025	66
Skyworks Solutions, Inc. (Æ)	4,050	47

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Teradata Corp. (Æ)	996	27
Tessera Technologies, Inc. (Æ)(Û)	2,225	56
Texas Instruments, Inc.	1,908	47
Western Digital Corp. (Æ)(Û)	2,039	70
Wright Express Corp. (Æ)	984	31
		1,086
Materials - 4.0%
Ashland, Inc.	1,566	58
Cliffs Natural Resources, Inc. (Û)	1,178	30
OM Group, Inc. (Æ)	2,027	55
Pactiv Corp. (Æ)(Û)	2,585	64
		207
Telecommunication Services - 1.7%
AT&T, Inc. (Û)	2,035	53
CenturyTel, Inc.	1,167	38
		91
Utilities - 1.9%
AES Corp. (The) (Æ)(Û)	5,262	72
Edison International	802	27
		99
Total Common Stocks (cost $4,381)		5,131
Short-Term Investments - 2.1%
AIM Short Term Investment Treasury Portfolio	100	— ±
Federated Investors Prime Cash Obligations Fund	107,289	107
Total Short-Term Investments (cost $107)		107
Total Investments - 101.2% (identified cost $4,488)		5,238
Securities Sold Short - (28.4%)
Consumer Discretionary - (1.8%)
Eastman Kodak Co.	(12,069)	(64)
Lowe's Cos., Inc.	(1,274)	(27)
		(91)
Consumer Staples - (0.6%)
Costco Wholesale Corp.	(542)	(28)
Energy - (0.7%)
EQT Corp.	(954)	(38)
Financials - (6.0%)
Fidelity National Financial, Inc. Class A	(4,249)	(64)

	Principal Amount ($) or Shares	Market Value $
Glacier Bancorp, Inc.	(3,109)	(46)
Huntington Bancshares, Inc.	(13,577)	(62)
MBIA, Inc. (Æ)	(6,646)	(45)
St. Joe Co. (The) (Æ)	(1,316)	(43)
Zions Bancorporation	(2,958)	(52)
		(312)
Health Care - (3.9%)
Alnylam Pharmaceuticals, Inc. (Æ)	(1,673)	(37)
Cepheid, Inc. (Æ)	(4,676)	(56)
Masimo Corp. (Æ)	(1,315)	(33)
Meridian Bioscience, Inc.	(1,713)	(41)
WellCare Health Plans, Inc. (Æ)	(1,460)	(36)
		(203)
Industrials - (4.4%)
BE Aerospace, Inc. (Æ)	(1,568)	(27)
Corporate Executive Board Co. (The)	(2,317)	(56)
Kaydon Corp.	(1,855)	(62)
Owens Corning (Æ)	(1,838)	(41)
Steelcase, Inc. Class A	(7,037)	(44)
		(230)
Information Technology - (8.2%)
American Tower Corp. Class A (Æ)	(1,272)	(40)
athenahealth, Inc. (Æ)	(1,425)	(57)
AVX Corp.	(3,614)	(42)
Brocade Communications Systems, Inc. (Æ)	(5,293)	(38)
Formfactor, Inc. (Æ)	(2,244)	(49)
Itron, Inc. (Æ)	(899)	(49)
Lexmark International, Inc. Class A (Æ)	(3,030)	(57)
SanDisk Corp. (Æ)	(2,697)	(48)
Zebra Technologies Corp. Class A (Æ)	(1,782)	(46)
		(426)
Telecommunication Services - (2.0%)
EchoStar Corp. (Æ)	(3,252)	(60)
Telephone & Data Systems, Inc.	(1,567)	(41)
		(101)
Utilities - (0.8%)
RRI Energy, Inc. (Æ)	(7,263)	(43)
Total Securities Sold Short (proceeds $1,284)		(1,472)
Other Assets and Liabilities, Net - 27.2%		1,409
Net Assets - 100.0%		5,175

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — August 31, 2009

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$602	$—	$—	$602	11.6
Consumer Staples	365	—	—	365	7.1
Energy	419	—	—	419	8.1
Financials	951	—	—	951	18.4
Health Care	726	—	—	726	14.0
Industrials	585	—	—	585	11.3
Information Technology	1,086	—	—	1,086	21.0
Materials	207	—	—	207	4.0
Telecommunication Services	91	—	—	91	1.7
Utilities	99	—	—	99	1.9
Short-Term Investments	107	—	—	107	2.1
Total Investments	5,238	—	—	5,238	101.2
Securities Sold Short	(1,472)	—	—	(1,472)	(28.4)
Other Assets and Liabilities, Net					27.2
Total	$3,766	$—	$—	$3,766	100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

This page has been intentionally left blank.

SSgA

Core Edge Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2009 (Unaudited)

Objective:  The Fund seeks to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities which, in the opinion of the Advisor, have underlying valuation or business fundamentals that indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the Advisor, have deteriorating business fundamentals and/or valuations.

Invests in:  At least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, such as common stocks, including long and short positions in equity securities.

Strategy:  The Fund seeks to meet its objective by investing in a portfolio of equity securities of large and medium sized companies and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations.

Core Edge Equity Fund

Period Ended 08/31/09	Total Return
1 Year	(20.51)%
Inception	(15.17	)%+

Standard and Poor's® 500 Composite Stock Index#

Period Ended 08/31/09	Total Return
1 Year	(18.25)%
Inception	(16.43	)%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Core Edge Equity Fund as stated in the Fees and Expenses table of the prospectus dated December 29, 2008 is 2.98%. The expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Advisor.

See related Notes on page 63.

Core Edge Equity Fund

SSgA

Core Edge Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

The SSgA Core Edge Fund (the "Fund") seeks to achieve long term capital appreciation over the course of an economic cycle by investing its assets primarily in large and medium capitalization equity securities. The Fund is benchmarked to the S&P 500 Index (the "Index").

How did the Fund's performance for the 12-month period ended August 31, 2009 (the "Reporting Period") compare to the performance of the Fund's benchmark?

For the 12-month period ended August 31, 2009 (the "Reporting Period"), the total return for the Fund was -20.51%, and the total return for the Index was -18.25%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

How did market conditions impact the performance of the Fund during the Reporting Period?

From a financial standpoint, the closing stanza of 2008 brought a devastating end to an already brutal year. The last four months of the calendar year entailed a 29% decline for the Index. The fourth quarter of 2008 was the benchmark's worst quarterly result since the dramatic closing months of 1987, and also its fifth consecutive quarterly loss. Weighing on stocks through October and November 2008 were overwhelming global liquidity needs in the wake of the Lehman Brothers failure in mid-September 2008. Against a backdrop of sharply deteriorating economic data, poor earnings news, and ongoing asset impairment at large financial institutions, few investors could resist the sustained selling pressure. Resisting the downtrend, however, were the U.S. Federal Reserve and the U.S. Treasury, who fought valiantly to preserve financial stability by injecting capital into lending institutions, accepting troubled assets as collateral, and reducing interest rates to the floor.

After a dismal first quarter of 2009, leading to six consecutive quarters of disruption and disappointment, equity markets finally managed a meaningful rebound through the spring of 2009. While developed countries around the world were still mired in deep recession, hobbled by excess capacity and painful job losses, the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies. Leading indicators of economic activity began to turn upward, and investors responded by selling safe-haven assets and increasing exposure to stocks, corporate bonds, and commodities.

For equities, the rally came in April and May 2009, when stock markets around the world posted consistent gains. Strong rebounds in financial shares were accompanied by renewed interest in economically sensitive groups, as investors decided that a retreat in consumer spending may have seen its worst and that demand for basic materials might prove resilient.

Commodity benchmarks posted double-digit gains in May 2009, but with capacity utilization low and wage trends flaccid, worries over inflation ebbed during the close of the second quarter of 2009. This lead to diminished risk appetites as the second half of 2009 got underway; however, financial conditions worldwide remained friendly and earnings did not disappoint, helping to lift markets higher in July and August 2009.

The Fund had a strong first half of the fiscal year and was able to preserve capital over a difficult time period for equity markets, however the market rally that began in March 2009 proved challenging to keep pace with, especially in April 2009 where markets posted their strongest one-month returns since 1991. This was evident in the Fund's second quarter of 2009 underperformance. Models were slow to respond during that time period with our sentiment and quality factors the biggest laggards. This is not uncommon at market turning points driven by rapid changes in expectations over future growth and the resulting repositioning by market participants. However, valuation factors did work particularly well over this period, as earnings and cash flow based factors showed strength. Unfortunately, the natural offset of valuation and sentiment had become more negatively correlated during this extreme market movement resulting in the negative underperformance, with sentiment being more influential in the resulting Fund returns.

Core Edge Equity Fund

SSgA

Core Edge Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2009 (Unaudited)

How did the investment strategies and techniques employed by the Advisor impact the performance of the Fund during the Reporting Period?

Returns in the Fund for the reporting period were driven by stock selection decisions. At the sector level, consumer discretionary, technology, and financials were the strongest relative performers. Within consumer discretionary, long positions in car dealership owner AutoNation and slot machine maker WMS Industries led relative returns. The former has benefitted from aggressive cost cutting plans leading to resilient earnings that have come ahead of expectations in the face of slowing car sales, while the latter has seen continued demand for its products despite the pressure facing casino operators. Technology was lead by a short position in payment processor VeriFone Holdings, which declined dramatically in 2008 as market disruptions pressured demand for its payment terminals. The Fund also did well in Financials by avoiding companies such as Citigroup and AIG during the market meltdown as these companies suffered from cloudy balance sheets and insufficient capital.

Poor stock selection more than offset these results. At the sector level industrials and materials were the leading laggards. Selection in industrials and materials were weak for the first half of the fiscal year as the announced plans for future infrastructure spending by the government were met with skepticism and did very little to lift performance of either of these sectors. Within industrials, the Fund's positions in heavy equipment leaser United Rentals and mining equipment maker Joy Global both declined. For materials, security names that the Fund was overweight to and lagged included AK Steel and Reliance Steel and Aluminum. Healthcare selection was also a drag in part to positions in pharmaceutical company Abbott Labs and benefit plan provider CIGNA.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Advisor as a whole.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on December 17, 2007. Index comparison also began on December 17, 2007.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Core Edge Equity Fund

SSgA

Core Edge Equity Fund

Shareholder Expense Example — August 31, 2009 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from March 1, 2009 to August 31, 2009.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2009	$1,000.00	$1,000.00
Ending Account Value August 31, 2009	$1,223.70	$1,015.12
Expenses Paid During Period *	$11.21	$10.16

* Expenses are equal to the Fund's expense ratio of 2.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 130.1%
Consumer Discretionary - 20.9%
Advance Auto Parts, Inc. (Û)	1,658	70
Apollo Group, Inc. Class A (Æ)(Û)	1,244	81
AutoNation, Inc. (Æ)(Û)	4,135	78
Carter's, Inc. (Æ)(Û)	3,040	76
Dollar Tree, Inc. (Æ)(Û)	721	36
Gap, Inc. (The) (Û)	4,867	96
Garmin, Ltd. (Û)	939	31
Kohl's Corp. (Æ)(Û)	737	38
Macy's, Inc. (Û)	6,062	94
McGraw-Hill Cos., Inc. (The) (Û)	400	13
Newell Rubbermaid, Inc. (Û)	5,770	80
NVR, Inc. (Æ)(Û)	127	86
Oshkosh Corp. (Û)	2,819	95
Penske Auto Group, Inc. (Û)	4,259	75
PF Chang's China Bistro, Inc. (Æ)(Û)	1,338	43
Polo Ralph Lauren Corp. Class A (Û)	496	33
RadioShack Corp. (Û)	4,816	73
Ross Stores, Inc. (Û)	1,632	76
Starbucks Corp. (Æ)(Û)	618	12
Tempur-Pedic International, Inc. (Æ)(Û)	5,241	78
TRW Automotive Holdings Corp. (Æ)(Û)	3,804	67
Tupperware Brands Corp. (Û)	1,545	57
		1,388
Consumer Staples - 6.5%
Archer-Daniels-Midland Co. (Û)	2,472	71
Coca-Cola Co. (The) (Û)	489	24
Dean Foods Co. (Æ)(Û)	2,232	41
General Mills, Inc. (Û)	243	15
HJ Heinz Co.	232	9
Kellogg Co.	128	6
Kimberly-Clark Corp.	1,577	95
PepsiCo, Inc. (Û)	268	15
Philip Morris International, Inc. (Û)	1,448	66
Procter & Gamble Co. (The) (Û)	738	40
Wal-Mart Stores, Inc. (Û)	1,030	52
		434
Energy - 14.3%
Alpha Natural Resources, Inc. (Æ)(Û)	1,518	49
Apache Corp. (Û)	277	24
Cameron International Corp. (Æ)(Û)	1,635	58
Chevron Corp. (Û)	483	34
Encore Acquisition Co. (Æ)(Û)	402	15
Exxon Mobil Corp. (Û)	3,722	257
Frontier Oil Corp. (Û)	4,327	56
Helix Energy Solutions Group, Inc. (Æ)	1,741	20
Murphy Oil Corp. (Û)	1,323	76

	Principal Amount ($) or Shares	Market Value $
Noble Corp. (Û)	1,602	56
Occidental Petroleum Corp. (Û)	1,395	102
Transocean, Ltd. (Æ)(Û)	954	72
Walter Energy, Inc. Class A (Û)	1,001	52
World Fuel Services Corp. (Û)	1,715	77
		948
Financials - 20.1%
Aflac, Inc.	1,653	67
American Express Co. (Û)	2,780	94
AmeriCredit Corp. (Æ)(Û)	4,378	76
Annaly Capital Management, Inc. (ö)(Û)	4,357	76
Bank of America Corp. (Û)	4,328	76
Bank of New York Mellon Corp. (The) (Û)	737	22
Capital One Financial Corp.	361	14
Capstead Mortgage Corp. (ö)(Û)	5,627	77
Cash America International, Inc. (Û)	850	24
Goldman Sachs Group, Inc. (The) (Û)	878	145
Hudson City Bancorp, Inc. (Û)	4,217	55
JPMorgan Chase & Co. (Û)	4,468	194
Knight Capital Group, Inc. Class A (Æ)(Û)	4,508	91
M&T Bank Corp.	149	9
Morgan Stanley (Û)	602	17
PNC Financial Services Group, Inc.	315	13
Prosperity Bancshares, Inc. (Û)	1,622	56
TD Ameritrade Holding Corp. (Æ)(Û)	4,058	78
Wells Fargo & Co. (Û)	5,464	150
		1,334
Health Care - 20.0%
Abbott Laboratories (Û)	1,184	54
Amedisys, Inc. (Æ)	532	24
American Medical Systems Holdings, Inc. (Æ)(Û)	2,646	40
Biogen Idec, Inc. (Æ)(Û)	229	12
Centene Corp. (Æ)(Û)	3,133	54
Community Health Systems, Inc. (Æ)(Û)	2,591	80
Coventry Health Care, Inc. (Æ)(Û)	849	19
Eli Lilly & Co. (Û)	744	25
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	937	21
Forest Laboratories, Inc. (Æ)(Û)	3,224	94
Health Management Associates, Inc. Class A (Æ)(Û)	11,714	81
Hospira, Inc. (Æ)(Û)	2,035	80
Johnson & Johnson (Û)	1,745	105
Kinetic Concepts, Inc. (Æ)(Û)	2,759	88
Life Technologies Corp. (Æ)(Û)	1,296	58
Medco Health Solutions, Inc. (Æ)(Û)	1,699	94
Medtronic, Inc. (Û)	872	33

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Millipore Corp. (Æ)(Û)	759	50
Pfizer, Inc. (Û)	4,997	83
St. Jude Medical, Inc. (Æ)(Û)	254	10
Thermo Fisher Scientific, Inc. (Æ)(Û)	280	13
United Therapeutics Corp. (Æ)	263	24
UnitedHealth Group, Inc. (Û)	3,907	109
Valeant Pharmaceuticals International (Æ)	2,911	75
		1,326
Industrials - 12.2%
Avis Budget Group, Inc. (Æ)	2,856	28
Carlisle Cos., Inc. (Û)	1,601	53
Chart Industries, Inc. (Æ)(Û)	1,005	19
EMCOR Group, Inc. (Æ)(Û)	1,798	42
Fidelity National Information Services, Inc.	530	13
General Cable Corp. (Æ)(Û)	1,346	47
General Dynamics Corp. (Û)	279	16
General Electric Co. (Û)	13,962	194
Global Payments, Inc.	300	13
Hubbell, Inc. Class B (Û)	897	34
Illinois Tool Works, Inc.	405	17
L-3 Communications Holdings, Inc. (Û)	96	7
Lockheed Martin Corp.	181	14
Manpower, Inc.	1,409	73
Middleby Corp. (Æ)(Û)	239	11
Northrop Grumman Corp. (Û)	247	12
PHH Corp. (Æ)	1,234	26
Raytheon Co. (Û)	270	13
Ryder System, Inc.	1,098	42
Tech Data Corp. (Æ)(Û)	891	34
Toro Co. (Û)	400	15
Union Pacific Corp. (Û)	161	10
United Parcel Service, Inc. Class B	691	37
United Technologies Corp. (Û)	697	41
		811
Information Technology - 24.1%
Apple, Inc. (Æ)(Û)	742	125
Broadridge Financial Solutions, Inc. (Û)	3,825	80
Cisco Systems, Inc. (Æ)(Û)	8,052	174
Computer Sciences Corp. (Æ)(Û)	1,086	53
EMC Corp. (Æ)(Û)	3,738	59
Google, Inc. Class A (Æ)(Û)	63	29
Hewlett-Packard Co. (Û)	1,870	84
Ingram Micro, Inc. Class A (Æ)(Û)	2,745	46
Intel Corp. (Û)	2,864	58
International Business Machines Corp. (Û)	1,696	200
Microsoft Corp. (Û)	2,584	64
Oracle Corp. (Û)	6,274	137
Plantronics, Inc. (Û)	2,257	54
QLogic Corp. (Æ)(Û)	3,511	56
QUALCOMM, Inc. (Û)	449	21

	Principal Amount ($) or Shares	Market Value $
Teradata Corp. (Æ)	3,017	81
Texas Instruments, Inc. (Û)	945	23
Western Digital Corp. (Æ)(Û)	2,937	101
Western Union Co. (The) (Û)	3,327	60
Wright Express Corp. (Æ)(Û)	2,848	90
		1,595
Materials - 7.4%
Ashland, Inc. (Û)	1,792	66
Ball Corp. (Û)	1,592	77
Cliffs Natural Resources, Inc. (Û)	2,166	55
Owens-Illinois, Inc. (Æ)(Û)	2,559	87
Pactiv Corp. (Æ)(Û)	3,172	79
Rock-Tenn Co. Class A (Û)	1,297	66
Silgan Holdings, Inc. (Û)	392	19
Solutia, Inc. (Æ)	3,345	41
		490
Telecommunication Services - 1.7%
AT&T, Inc. (Û)	2,189	57
CenturyTel, Inc. (Û)	1,363	44
Verizon Communications, Inc. (Û)	304	9
		110
Utilities - 2.9%
AES Corp. (The) (Æ)(Û)	5,704	78
American Electric Power Co., Inc.	306	10
Energen Corp.	1,029	43
FPL Group, Inc. (Û)	167	9
Sempra Energy (Û)	160	8
Southern Union Co. (Û)	2,096	42
		190
Total Common Stocks (cost $7,559)		8,626
Short-Term Investments - 0.1%
SSgA Prime Money Market Fund	5,372	5
Total Short-Term Investments (cost $5)		5
Total Investments - 130.2% (identified cost $7,564)		8,631
Securities Sold Short - (29.9%)
Consumer Discretionary - (1.7%)
Abercrombie & Fitch Co. Class A	(1,698)	(55)
Orient-Express Hotels, Ltd. Class A	(514)	(5)
Regal Entertainment Group Class A	(2,079)	(26)
Tiffany & Co.	(806)	(29)
		(115)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — August 31, 2009

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - (5.8%)
Arena Resources, Inc. (Æ)	(1,141)	(35)
Atwood Oceanics, Inc. (Æ)	(1,475)	(42)
CNX Gas Corp. (Æ)	(465)	(13)
EQT Corp.	(1,641)	(64)
Exterran Holdings, Inc. (Æ)	(3,555)	(64)
Holly Corp.	(2,669)	(61)
Massey Energy Co.	(2,103)	(57)
Penn Virginia Corp.	(2,536)	(49)
		(385)
Financials - (3.3%)
American Campus Communities, Inc. (ö)	(2,202)	(57)
Cincinnati Financial Corp.	(1,085)	(28)
Forest City Enterprises, Inc. Class A	(3,129)	(29)
Post Properties, Inc. (ö)	(3,338)	(57)
St. Joe Co. (The) (Æ)	(1,091)	(36)
Stifel Financial Corp. (Æ)	(153)	(9)
		(216)
Health Care - (5.4%)
AMERIGROUP Corp. Class A (Æ)	(921)	(22)
BioMarin Pharmaceutical, Inc. (Æ)	(1,791)	(29)
Brookdale Senior Living, Inc.	(1,922)	(31)
Cardinal Health, Inc.	(886)	(30)
Cepheid, Inc. (Æ)	(4,426)	(53)
Covance, Inc. (Æ)	(430)	(23)
Illumina, Inc. (Æ)	(1,066)	(38)
Merck & Co., Inc.	(572)	(19)
Meridian Bioscience, Inc.	(1,645)	(40)
Parexel International Corp. (Æ)	(2,816)	(36)
WellCare Health Plans, Inc. (Æ)	(781)	(19)
Wright Medical Group, Inc. (Æ)	(971)	(16)
		(356)
Industrials - (8.1%)
Clean Harbors, Inc. (Æ)	(475)	(28)
Continental Airlines, Inc. Class B (Æ)	(3,889)	(52)
Corporate Executive Board Co. (The)	(2,013)	(48)
Curtiss-Wright Corp.	(500)	(16)
Fastenal Co.	(1,493)	(54)
First Solar, Inc. (Æ)	(42)	(5)
Hexcel Corp. (Æ)	(3,639)	(40)
II-VI, Inc. (Æ)	(371)	(10)
Kaydon Corp.	(1,468)	(49)
Mine Safety Appliances Co.	(1,472)	(39)
Moog, Inc. Class A (Æ)	(228)	(7)
Owens Corning (Æ)	(2,122)	(47)
Textron, Inc.	(4,173)	(64)

	Principal Amount ($) or Shares	Market Value $
Trinity Industries, Inc.	(2,618)	(41)
USG Corp. (Æ)	(2,700)	(40)
		(540)
Information Technology - (1.3%)
Omniture, Inc. (Æ)	(2,208)	(32)
Rofin-Sinar Technologies, Inc. (Æ)	(1,457)	(33)
SanDisk Corp. (Æ)	(368)	(7)
Zebra Technologies Corp. Class A (Æ)	(491)	(12)
		(84)
Materials - (1.6%)
Calgon Carbon Corp. (Æ)	(1,027)	(15)
Carpenter Technology Corp.	(2,525)	(54)
Olin Corp.	(2,320)	(39)
		(108)
Telecommunication Services - (0.9%)
Leap Wireless International, Inc. (Æ)	(609)	(10)
Telephone & Data Systems, Inc.	(1,943)	(51)
		(61)
Utilities - (1.8%)
Calpine Corp. (Æ)	(4,708)	(55)
RRI Energy, Inc. (Æ)	(10,371)	(62)
		(117)
Total Securities Sold Short (proceeds $1,992)		(1,982)
Other Assets and Liabilities, Net - (0.3%)		(22)
Net Assets - 100.0%		6,627

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Presentation of Portfolio Holdings — August 31, 2009

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$1,388	$—	$—	$1,388	20.9
Consumer Staples	434	—	—	434	6.5
Energy	948	—	—	948	14.3
Financials	1,334	—	—	1,334	20.1
Health Care	1,326	—	—	1,326	20.0
Industrials	811	—	—	811	12.2
Information Technology	1,595	—	—	1,595	24.1
Materials	490	—	—	490	7.4
Telecommunication Services	110	—	—	110	1.7
Utilities	190	—	—	190	2.9
Short-Term Investments	5	—	—	5	0.1
Total Investments	8,631	—	—	8,631	130.2
Securities Sold Short	(1,982)	—	—	(1,982)	(29.9)
Other Assets and Liabilities, Net					(0.3)
Total	$6,649	$—	$—	$6,649	100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — August 31, 2009

Footnotes:

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Û)  Held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA
Equity Funds

Statements of Assets and Liabilities — August 31, 2009

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund
Assets
Investments, at identified cost	$89,865	$12,764	$82,429	$141,555
Investments, at market*	103,440	14,384	89,938	131,593
Cash (restricted)	—	—	—	—
Deposits with brokers for securities sold short**	—	—	—	—
Receivables:
Dividends and interest	247	5	193	312
Investments sold	1,596	221	7,378	—
Fund shares sold	3	1	141	16
From Advisor	—	20	11	—
Prepaid expenses	2	—	1	2
Total assets	105,288	14,631	97,662	131,923
Liabilities
Payables:
Due to Custodian	1,000	140	297	—
Investments purchased	—	—	6,699	—
Fund shares redeemed	488	20	47	1
Accrued fees to affiliates	61	30	81	52
Other accrued expenses	38	28	36	34
Daily variation margin on futures contracts	16	—	—	31
Dividends for securities sold short	—	—	—	—
Securities sold short, at market value**	—	—	—	—
Payable upon return of securities loaned	4,891	2,895	14,991	7,852
Total liabilities	6,494	3,113	22,151	7,970
Net Assets	$98,794	$11,518	$75,511	$123,953
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$388	$—	$343	$546
Accumulated net realized gain (loss)	(97,911)	(26,721)	(39,198)	(34,621)
Unrealized appreciation (depreciation) on:
Investments	13,575	1,620	7,509	(9,962)
Futures contracts	(3)	—	—	326
Securities sold short**	—	—	—	—
Shares of beneficial interest	13	1	10	16
Additional paid-in capital	182,732	36,618	106,847	167,648
Net Assets	$98,794	$11,518	$75,511	$123,953
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$7.72	$15.31	$7.48	$7.88
Net assets	$98,793,507	$10,906,117	$75,511,108	$123,953,261
Shares outstanding ($.001 par value)	12,800,444	712,561	10,093,281	15,727,043
Net asset value per share: Class R***	$—	$15.22	$—	$—
Net assets	$—	$612,383	$—	$—
Shares outstanding ($.001 par value)	—	40,227	—	—
Amounts in thousands
* Securities on loan included in investments	$4,724	$2,777	$14,547	$7,805
** Proceeds on securities sold short	$—	$—	$—	$—
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities

Amounts in thousands	Enhanced Small Cap Fund	Directional Core Equity Fund	Core Edge Equity Fund
Assets
Investments, at identified cost	$25,871	$4,488	$7,564
Investments, at market*	27,249	5,238	8,631
Cash (restricted)	24	—	2
Deposits with brokers for securities sold short**	—	1,350	—
Receivables:
Dividends and interest	20	6	10
Investments sold	951	61	—
Fund shares sold	—	—	1
From Advisor	32	54	13
Prepaid expenses	1	—	—
Total assets	28,277	6,709	8,657
Liabilities
Payables:
Due to Custodian	761	—	—
Investments purchased	—	14	—
Fund shares redeemed	128	6	—
Accrued fees to affiliates	44	19	19
Other accrued expenses	26	23	27
Daily variation margin on futures contracts	4	—	—
Dividends for securities sold short	—	—	2
Securities sold short, at market value**	—	1,472	1,982
Payable upon return of securities loaned	—	—	—
Total liabilities	963	1,534	2,030
Net Assets	$27,314	$5,175	$6,627
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$229	$—	$—
Accumulated net realized gain (loss)	(16,264)	(4,344)	(3,863)
Unrealized appreciation (depreciation) on:
Investments	1,378	750	1,067
Futures contracts	—	—	—
Securities sold short**	—	(188)	10
Shares of beneficial interest	4	1	1
Additional paid-in capital	41,967	8,956	9,412
Net Assets	$27,314	$5,175	$6,627
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$7.42	$9.15	$7.55
Net assets	$27,313,510	$5,175,161	$6,627,063
Shares outstanding ($.001 par value)	3,681,524	565,813	878,156
Net asset value per share: Class R***	$—	$—	$—
Net assets	$—	$—	$—
Shares outstanding ($.001 par value)	—	—	—
Amounts in thousands
* Securities on loan included in investments	$—	$—	$—
** Proceeds on securities sold short	$—	$1,284	$1,992
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities

SSgA
Equity Funds

Statements of Operations — For the Period Ended August 31, 2009

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund
Investment Income
Dividends	$2,921	$156	$3,573	$3,395
Dividends from affiliated money market fund	—	—	—	—
Interest	1	—	—	2
Securities lending income	164	45	136	295
Total investment income	3,086	201	3,709	3,692
Expenses
Advisory fees	249	107	494	315
Administrative fees	62	34	54	70
Custodian fees	57	53	34	48
Distribution fees	68	23	127	53
Distribution fees - Class R	—	2	—	—
Transfer agent fees	44	65	96	32
Professional fees	54	32	42	48
Registration fees	21	35	29	22
Shareholder servicing fees	34	11	55	32
Shareholder servicing fees - Class R	—	2	—	—
Trustees' fees	15	12	14	15
Insurance fees	3	1	2	3
Printing fees	10	1	22	13
Dividends from securities sold short	—	—	—	—
Miscellaneous	10	8	10	24
Expenses before reductions	627	386	979	675
Expense reductions	— *	(130)	(220)	— *
Net expenses	627	256	759	675
Net investment income (loss)	2,459	(55)	2,950	3,017
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(38,350)	(9,683)	(38,844)	(17,469)
Futures contracts	(526)	—	—	(1,171)
Securities sold short	—	—	—	—
Net realized gain (loss)	(38,876)	(9,683)	(38,844)	(18,640)
Net change in unrealized appreciation (depreciation) on:
Investments	3,800	580	(30,407)	(30,720)
Futures contracts	4	—	—	615
Securities sold short	—	—	—	—
Net change in unrealized appreciation (depreciation)	3,804	580	(30,407)	(30,105)
Net realized and unrealized gain (loss)	(35,072)	(9,103)	(69,251)	(48,745)
Net Increase (Decrease) in Net Assets from Operations	$(32,613)	$(9,158)	$(66,301)	$(45,728)

*  Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations

Amounts in thousands	Enhanced Small Cap Fund	Directional Core Equity Fund	Core Edge Equity Fund
Investment Income
Dividends	$445	$79	$130
Dividends from affiliated money market fund	—	—	1
Interest	—	4	—
Securities lending income	—	—	—
Total investment income	445	83	131
Expenses
Advisory fees	125	78	85
Administrative fees	39	32	32
Custodian fees	105	24	46
Distribution fees	9	9	2
Distribution fees - Class R	—	—	—
Transfer agent fees	39	31	22
Professional fees	43	40	58
Registration fees	23	22	22
Shareholder servicing fees	7	6	2
Shareholder servicing fees - Class R	—	—	—
Trustees' fees	13	12	8
Insurance fees	1	— *	— *
Printing fees	3	2	— *
Dividends from securities sold short	—	16	22
Miscellaneous	5	3	3
Expenses before reductions	412	275	302
Expense reductions	(203)	(159)	(171)
Net expenses	209	116	131
Net investment income (loss)	236	(33)	—
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(10,975)	(1,871)	(4,132)
Futures contracts	(303)	—	—
Securities sold short	—	680	1,217
Net realized gain (loss)	(11,278)	(1,191)	(2,915)
Net change in unrealized appreciation (depreciation) on:
Investments	2,144	342	1,165
Futures contracts	(7)	—	—
Securities sold short	—	(178)	(347)
Net change in unrealized appreciation (depreciation)	2,137	164	818
Net realized and unrealized gain (loss)	(9,141)	(1,027)	(2,097)
Net Increase (Decrease) in Net Assets from Operations	$(8,905)	$(1,060)	$(2,097)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations

SSgA
Equity Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Disciplined Equity Fund		Small Cap Fund		Tuckerman Active REIT Fund		IAM SHARES Fund
Amounts in thousands	2009	2008	2009	2008	2009	2008	2009	2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,459	$3,434	$(55)	$(232)	$2,950	$2,250	$3,017	$3,886
Net realized gain (loss)	(38,876)	(2,926)	(9,683)	(17,055)	(38,844)	17,408	(18,640)	(75)
Net change in unrealized appreciation (depreciation)	3,804	(31,387)	580	(2,200)	(30,407)	(30,471)	(30,105)	(30,221)
Net increase (decrease) in net assets from operations	(32,613)	(30,879)	(9,158)	(19,487)	(66,301)	(10,813)	(45,728)	(26,410)
Distributions
From net investment income
Institutional Class	(2,767)	(3,500)	—	(100)	(2,866)	(2,000)	(3,354)	(3,750)
Class R	—	—	—	—	—	—	—	—
From net realized gain
Institutional Class	—	—	—	(10,341)	(7,357)	(29,692)	—	—
Class R	—	—	—	(140)	—	—	—	—
Net decrease in net assets from distributions	(2,767)	(3,500)	—	(10,581)	(10,223)	(31,692)	(3,354)	(3,750)
Share Transactions
Net increase (decrease) in net assets from share transactions	(16,191)	(63,284)	(6,278)	(49,645)	(6,249)	64,503	(26,916)	174
Total Net Increase (Decrease) in Net Assets	(51,571)	(97,663)	(15,436)	(79,713)	(82,773)	21,998	(75,998)	(29,986)
Net Assets
Beginning of period	150,365	248,028	26,954	106,667	158,284	136,286	199,951	229,937
End of period	$98,794	$150,365	$11,518	$26,954	$75,511	$158,284	$123,953	$199,951
Undistributed (overdistributed) net investment income included in net assets	$388	$696	$(73)	$(18)	$343	$238	$546	$900

*  For the period December 17, 2007 (commencement of operations) to August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	Enhanced Small Cap Fund		Directional Core Equity Fund		Core Edge Equity Fund
Amounts in thousands	2009	2008	2009	2008	2009	2008*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236	$341	$(33)	$169	$—	$(3)
Net realized gain (loss)	(11,278)	(5,012)	(1,191)	(2,730)	(2,915)	(944)
Net change in unrealized appreciation (depreciation)	2,137	(329)	164	(1,580)	818	259
Net increase (decrease) in net assets from operations	(8,905)	(5,000)	(1,060)	(4,141)	(2,097)	(688)
Distributions
From net investment income
Institutional Class	(343)	(232)	(175)	(472)	(2)	—
Class R	—	—	—	—	—	—
From net realized gain
Institutional Class	—	(1,564)	—	—	—	—
Class R	—	—	—	—	—	—
Net decrease in net assets from distributions	(343)	(1,796)	(175)	(472)	(2)	—
Share Transactions
Net increase (decrease) in net assets from share transactions	(5,426)	6,060	(3,439)	(27,353)	(481)	9,895
Total Net Increase (Decrease) in Net Assets	(14,674)	(736)	(4,674)	(31,966)	(2,580)	9,207
Net Assets
Beginning of period	41,988	42,724	9,849	41,815	9,207	—
End of period	$27,314	$41,988	$5,175	$9,849	$6,627	$9,207
Undistributed (overdistributed) net investment income included in net assets	$229	$335	$—	$169	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

SSgA

Equity Funds

Statement of Cash Flows — For the Period Ended August 31, 2009

Amounts in thousands	Core Edge Equity Fund*
Increase (decrease) in Cash
Cash flows from operating activities
Net decrease in net assets from operations	$(2,097)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchase of investment securities	(28,722)
Proceeds from disposition of investment securities	29,174
Increase in deposits with brokers for securities sold short	9
Increase in receivables for dividends and interest	15
Increase in receivables for investments sold	1,447
Increase in receivables from Adviser	8
Decrease in payables for investments purchased	(1,440)
Decrease in payables for accrued fees to affiliates	(11)
Decrease in payables for other accrued expenses	4
Change in unrealized depreciation on securities on investments	(818)
Net realized loss on investments	2,915
Net cash provided by operating activities	$484
Cash flows from financing activities
Proceeds from shares sold	2,162
Payment on shares redeemed	(2,646)
Net cash used in financing activities	(484)
Net increase in cash	—
Cash:
Beginning balance of period	—
Ending balance of period	$—

Non cash financing activities not included herein consist of reinvestments of distributions and acquisition of Core Edge Equity Fund's net assets are $1,834.

*  The Core Edge Equity Fund is the only Fund presented herein required to prepare a Statement of Cash Flows.

See accompanying notes which are an integral part of the financial statements.

Statement of Cash Flows

This page has been intentionally left blank.

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
August 31, 2009	9.99	.17	(2.25)	(2.08)	(.19)	—	(.19)
August 31, 2008	11.83	.19	(1.85)	(1.66)	(.18)	—	(.18)
August 31, 2007	10.38	.16	1.46	1.62	(.17)	—	(.17)
August 31, 2006	9.65	.15	.72	.87	(.14)	—	(.14)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
Small Cap Fund
Insititutional Class
August 31, 2009	22.14	(.06)	(6.77)	(6.83)	—	—	—
August 31, 2008	30.06	(.08)	(4.75)	(4.83)	(.03)	(3.06)	(3.09)
August 31, 2007	29.32	.03	2.24	2.27	—	(1.53)	(1.53)
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
Class R
August 31, 2009	21.99	(.03)	(6.74)	(6.77)	—	—	—
August 31, 2008	29.87	(.11)	(4.71)	(4.82)	—	(3.06)	(3.06)
August 31, 2007	29.28	(.14)	2.26	2.12	—	(1.53)	(1.53)
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
Tuckerman Active REIT Fund
August 31, 2009	14.00	.28	(5.80)	(5.52)	(.27)	(.73)	(1.00)
August 31, 2008	19.58	.26	(1.31)	(1.05)	(.24)	(4.29)	(4.53)
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)	(1.66)
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)	(.86)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
IAM SHARES Fund
August 31, 2009	9.89	.17	(1.99)	(1.82)	(.19)	—	(.19)
August 31, 2008	11.37	.19	(1.49)	(1.30)	(.18)	—	(.18)
August 31, 2007	9.98	.17	1.39	1.56	(.17)	—	(.17)
August 31, 2006	9.26	.15	.71	.86	(.14)	—	(.14)
August 31, 2005	8.48	.16	.76	.92	(.14)	—	(.14)
Enhanced Small Cap Fund
August 31, 2009	10.01	.06	(2.56)	(2.50)	(.09)	—	(.09)
August 31, 2008	11.79	.08	(1.38)	(1.30)	(.06)	(.42)	(.48)
August 31, 2007	11.72	.10	.77	.87	(.04)	(.76)	(.80)
August 31, 2006	10.85	.04	.98	1.02	(.04)	(.11)	(.15)
August 31, 2005 (1)	10.00	.02	.83	.85	—	—	—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
August 31, 2009	7.72	(20.56)	98,794	.63	.63	2.47	118
August 31, 2008	9.99	(14.13)	150,365	.51	.51	1.69	70
August 31, 2007	11.83	15.66	248,028	.45	.45	1.38	53
August 31, 2006	10.38	9.10	219,712	.45	.46	1.47	44
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	34
Small Cap Fund
Insititutional Class
August 31, 2009	15.31	(30.85)	10,906	1.81	2.70	(.39)	235
August 31, 2008	22.14	(17.93)	25,927	1.38	1.38	(.35)	159
August 31, 2007	30.06	7.70	105,292	1.11	1.11	.08	125
August 31, 2006	29.32	2.59	124,775	1.10	1.10	(.30)	83
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	84
Class R
August 31, 2009	15.22	(30.79)	612	1.60	3.18	(.21)	235
August 31, 2008	21.99	(18.05)	1,027	1.60	1.86	(.49)	159
August 31, 2007	29.87	7.18	1,375	1.60	1.68	(.45)	125
August 31, 2006	29.28	2.66	1,574	1.60	1.70	(.79)	83
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	84
Tuckerman Active REIT Fund
August 31, 2009	7.48	(39.82)	75,511	1.00	1.29	3.88	55
August 31, 2008	14.00	(6.47)	158,284	1.00	1.10	1.73	35
August 31, 2007	19.58	2.98	136,286	1.00	1.06	.89	32
August 31, 2006	20.55	26.82	197,168	1.00	1.05	1.66	36
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	35
IAM SHARES Fund
August 31, 2009	7.88	(18.15)	123,953	.54	.54	2.39	5
August 31, 2008	9.89	(11.52)	199,951	.46	.46	1.80	2
August 31, 2007	11.37	15.74	229,937	.45	.45	1.56	6
August 31, 2006	9.98	9.38	199,624	.47	.47	1.51	12
August 31, 2005	9.26	10.95	185,868	.46	.46	1.76	13
Enhanced Small Cap Fund
August 31, 2009	7.42	(24.91)	27,314	.75	1.48	.85	101
August 31, 2008	10.01	(11.54)	41,988	.75	1.09	.78	93
August 31, 2007	11.79	7.49	42,724	.75	1.15	.81	49
August 31, 2006	11.72	9.54	17,096	.75	1.55	.36	76
August 31, 2005 (1)	10.85	8.50	14,114	.75	2.73	.54	24

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Directional Core Equity Fund
August 31, 2009	10.14	(.04)		(.75)	(.79)	(.20)	—	(.20)
August 31, 2008	12.09	.09		(1.90)	(1.81)	(.14)	—	(.14)
August 31, 2007	11.54	.20		.56	.76	(.09)	(.12)	(.21)
August 31, 2006	10.63	.11		.85	.96	(.05)	—	(.05)
August 31, 2005 (2)	10.00	.02		.61	.63	—	—	—
Core Edge Equity Fund
August 31, 2009	9.50	—	(b)	(1.95)	(1.95)	— (b)	—	— (b)
August 31, 2008 (3)	10.00	—	(b)	(.50)	(.50)	—	—	—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Directional Core Equity Fund
August 31, 2009	9.15	(7.63)	5,175	1.85	(f)	4.39	(.52)	185
August 31, 2008	10.14	(15.10)	9,849	1.86	(f)	2.74	.79	114
August 31, 2007	12.09	6.65	41,815	1.72	(f)	2.16	1.59	185
August 31, 2006	11.54	9.06	24,589	1.79	(f)	2.61	.95	108
August 31, 2005 (2)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95
Core Edge Equity Fund
August 31, 2009	7.55	(20.51)	6,627	1.93	(f)	4.44	.01	208
August 31, 2008 (3)	9.50	(5.00)	9,207	1.86	(f)	2.98	(.03)	125

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Notes to Financial Highlights — August 31, 2009

(1)  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

(2)  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

(3)  For the period December 17, 2007 (commencement of operations) to August 31, 2008.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Less than $0.005 per share.

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

(f)  The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Advisor.

Notes to Financial Highlights

SSgA

Equity Funds

Notes to Financial Statements — August 31, 2009

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that which are in operation as of August 31, 2009. These financial statements report on 7 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R Prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

On October 16, 2008, the Board approved a plan to liquidate the SSgA Core Opportunities Fund, SSgA Aggressive Equity Fund, SSgA Concentrated Growth Opportunities Fund and SSgA Large Cap Value Fund. The liquidation occurred on December 12, 2008.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

The Funds adopted Financial Accounting Standards Board ("FASB") Statements of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157") effective September 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The lowest level of significant inputs used in valuing the Funds' investments for the period ended August 31, 2009 are disclosed in the Presentation of Portfolio Holdings.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

At August 31, 2009, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/10	8/31/11	8/31/12	8/31/13	8/31/15	8/31/16	8/31/17	Total
Disciplined Equity	$12,729,043	$18,406,161	$19,079,919	$—	$—	$—	$13,892,182	$64,107,305
Small Cap	—	—	—	—	—	950,872	17,330,773	18,281,645
Tuckerman Active REIT	—	—	—	—	—	—	8,151,662	8,151,662
IAM SHARES	1,240,367	8,639,128	1,396,175	859,207	—	2,796,414	1,248,239	16,179,530
Enhanced Small Cap	—	—	—	—	—	639,875	5,570,057	6,209,932
Directional Core Equity	—	—	—	—	217,099	426,008	2,601,456	3,244,563
Core Edge Equity	—	—	—	—	—	—	1,054,893	1,054,893

As of August 31, 2009, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Cost of Investments for Tax Purposes	$96,287,659	$12,788,538	$83,584,035	$141,945,758	$26,190,266	$4,546,712	$7,915,765
Gross Tax Unrealized Appreciation	9,353,498	1,755,837	14,234,017	24,992,682	3,165,132	733,779	800,129
Gross Tax Unrealized Depreciation	(2,201,372)	(160,857)	(7,880,412)	(35,345,730)	(2,106,726)	(42,984)	(84,481)
Net Tax Unrealized Appreciation (Depreciation)	$7,152,126	$1,594,980	$6,353,605	$(10,353,048)	$1,058,406	$690,795	$715,648
Undistributed Ordinary Income	$388,092	$—	$342,762	$504,441	$228,578	$—	$225
Capital Loss Carryforward	$(64,107,305)	$(18,281,645)	$(8,151,662)	$(16,179,530)	$(6,209,932)	$(3,244,563)	$(1,054,893)
Tax Composition of Distributions
Ordinary Income	$2,767,198	$—	$2,866,282	$3,353,943	$342,355	$174,519	$1,834
Long-Term Capital Gains	$—	$—	$7,356,524	$—	$—	$—	$—

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009, and treat it as arising in the fiscal year 2010. As of August 31, 2009, the Funds realized a capital loss as follows:

Disciplined Equity	$27,384,208
Small Cap	8,415,255
Tuckerman Active REIT	29,950,864
IAM SHARES	17,724,745
Enhanced Small Cap	9,735,383
Directional Core Equity	1,035,119
Core Edge Equity	2,456,346

The Funds are subject to the provisions of FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109." FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at August 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended August 31, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Tuckerman Active REIT	Monthly
IAM SHARES	Quarterly
Directional Core Equity	Annually
Enhanced Small Cap	Annually
Core Edge Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds adopted FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for derivative and hedging activities and the effect on the results of each Fund's operations and financial position.

The total amount of all open Derivatives contracts at the period end is indicative of the volume of this Derivative type.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

The fair values of the Funds Derivative Instruments as shown the Statement of Assets and Liabilities, categorized by risk exposure for the period ended August 31, 2009 were as follows:

(Amounts in thousands)

	Disciplined Equity	IAM SHARES	Enhanced Small Cap
Derivatives not accounted for as hedging instruments under Statement 133	Equity Contracts	Equity Contracts	Equity Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$—	$326	$—
Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$3	$—	$— **

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.
Only current day's variation margin is reported within the Statement of Assets & Liabilities

**  Less than $500.

The effects of Derivative Instruments on the Statement of Operations for the six month period ended August 31, 2009 were as follows:

(Amounts in thousands)

	Disciplined Equity	IAM SHARES	Enhanced Small Cap
Derivatives not accounted for as hedging instruments under Statement 133	Equity Contracts	Equity Contracts	Equity Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$292	$386	$129
Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$198	$916	$77

The Small Cap, Tuckerman Active REIT, Directional Core Equity and Core Edge Equity Funds had no derivative instruments for the six month period ended August 31, 2009.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of August 31, 2009, the Enhanced Small Cap Fund had a $24,000 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The Directional Core Equity Fund and the Core Edge Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Funds will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the Fund is required to return the borrowed security. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

of the short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Funds potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When engaging in short sales, the Funds may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the year ended August 31, 2009, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$118,669,219	$134,301,847	Enhanced Small Cap	$28,313,048	$33,151,560
Small Cap	34,902,423	40,821,541	Directional Core Equity	15,699,466	16,813,128
Tuckerman Active REIT	44,253,982	54,739,277	Core Edge Equity	24,697,614	25,135,356
IAM SHARES	6,156,730	32,815,452

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2009, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$74,019	Pool of US Government and European Government Bonds
IAM SHARES	347,274	Pool of US Government and European Government Bonds

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

4.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the "Sub-Advisor") for the Tuckerman Active REIT Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	Enhanced Small Cap	0.45
Small Cap	0.75	Directional Core Equity	1.25
Tuckerman Active REIT	0.65	Core Edge Equity	1.25
IAM SHARES	0.25

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse both Class R and the Institutional Class in an equal amount to reduce total expenses to the level of the cap in effect for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Small Cap Fund Class R's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and expenses). The total amount of the advisory waiver for the Institutional Class and Class R for the year ended August 31, 2009 was $102,228 and $4,386, respectively. The total amount of reimbursement for the fiscal year ended August 31, 2009 was $18,766 for the Institutional Class and $798 for Class R. The total amount of distribution fee waiver for Class R for the year ended August 31, 2009 was $4,063.

The Advisor has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the year ended August 31, 2009 was $219,922. There were no reimbursements for the year ended August 31, 2009.

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and expenses). There were no waivers or reimbursements for the year ended August 31, 2009.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the year ended August 31, 2009 was $125,317. The total amount of reimbursement for the fiscal year ended August 31, 2009 was $78,034.

The Advisor has contractually agreed to waive up to the full amount of the Directional Core Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the year ended August 31, 2009 was $78,237. The total amount of reimbursement for the fiscal year ended August 31, 2009 was $80,851.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

The Advisor has contractually agreed to waive up to the full amount of the Core Edge Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2009 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the year ended August 31, 2009 was $85,015. The total amount of reimbursement for the fiscal year ended August 31, 2009 was $85,796.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2009, $5,372 of the Central Fund's net assets represents investments by these Funds, and $197,333,447 represents the investments of other Investment Company funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds' advisory fee equal to the advisory fee paid by certain Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participatory fund, in an amount that offsets the amount of such fee incurred by the participating fund. For the year ended August 31, 2009, the total advisory fees waived were as follows:

Fund	Amount Paid
Core Edge Equity	$77

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid	Funds	Amount Paid
Disciplined Equity	$31	Enhanced Small Cap	$7
Small Cap	6	Directional Core Equity	178
Tuckerman Active REIT	144	Core Edge Equity	8
IAM SHARES	21

Securities Lending

For the period September 1, 2008 through August 31, 2009, State Street earned securities lending agent fees as follows:

Funds	Agent Fees Earned
Disciplined Equity	$46,849
Small Cap	13,982
Tuckerman Active REIT	42,362
IAM SHARES	85,148

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all seven of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the year ended August 31, 2009, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets
Disciplined Equity	$24,934	$572
Small Cap	3,408	632
Tuckerman Active REIT	18,984	541
IAM SHARES	31,515	10
Enhanced Small Cap	6,962	—
Directional Core Equity	1,565	—
Core Edge Equity	1,700	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2009.

Class R

The Investment Company has a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2009.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the year ended August 31, 2009, the Small Cap Fund paid $292.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payables to affiliates and trustees as of August 31, 2009, were as follows:

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Advisory fees	$21,313	$7,394	$41,105	$25,958	$11,686	$5,605	$6,879
Administration fees	5,566	3,604	4,525	5,827	3,100	2,644	2,676
Custodian fees	6,281	3,282	1,657	3,868	15,632	2,250	2,878
Distribution fees	15,960	503	12,459	6,020	4,001	770	242
Shareholder servicing fees	2,319	2,215	3,951	2,601	658	112	138
Transfer agent fees	6,827	11,295	15,311	5,347	6,345	5,232	4,112
Trustees' fees	2,364	2,046	2,256	2,431	2,109	2,022	2,023
	$60,630	$30,339	$81,264	$52,052	$43,531	$18,635	$18,948

Beneficial Interest

As of August 31, 2009, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Disciplined Equity	1	87.9
Small Cap	2	44.1
Tuckerman Active REIT	2	57.3
IAM SHARES	1	92.4
Enhanced Small Cap	1	95.4
Core Edge Equity	2	92.8

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

5.  Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
Disciplined Equity	2009	2008	2009	2008
Proceeds from shares sold	2,933	1,306	$19,844	$14,418
Proceeds from reinvestment of distributions	81	73	579	807
Payments for shares redeemed	(5,265)	(7,294)	(36,614)	(78,509)
Total net increase (decrease)	(2,251)	(5,915)	$(16,191)	$(63,284)
Small Cap
Institutional Class
Proceeds from shares sold	126	501	$1,835	$11,897
Proceeds from reinvestment of distributions	—	379	—	10,223
Payments for shares redeemed	(585)	(3,212)	(7,980)	(71,798)
	(459)	(2,332)	(6,145)	(49,678)
Class R
Proceeds from shares sold	29	17	$413	$414
Proceeds from reinvestment of distributions	—	5	—	139
Payments for shares redeemed	(35)	(21)	(546)	(520)
	(6)	1	(133)	33
Total net increase (decrease)	(465)	(2,331)	$(6,278)	$(49,645)
Tuckerman Active REIT
Proceeds from shares sold	5,046	5,943	$39,574	$87,282
Proceeds from reinvestment of distributions	1,192	1,896	9,834	29,850
Payments for shares redeemed	(7,452)	(3,492)	(55,657)	(52,629)
Total net increase (decrease)	(1,214)	4,347	$(6,249)	$64,503
IAM SHARES
Proceeds from shares sold	62	60	$437	$636
Proceeds from reinvestment of distributions	477	331	3,322	3,576
Payments for shares redeemed	(5,035)	(398)	(30,675)	(4,038)
Total net increase (decrease)	(4,496)	(7)	$(26,916)	$174
Enhanced Small Cap
Proceeds from shares sold	1,325	1,555	$7,728	$15,923
Proceeds from reinvestment of distributions	7	140	48	1,589
Payments for shares redeemed	(1,843)	(1,127)	(13,202)	(11,452)
Total net increase (decrease)	(511)	568	$(5,426)	$6,060

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

	(amounts in thousands) For the Fiscal Years Ended August 31,
	Shares		Dollars
Directional Core Equity	2009	2008	2009	2008
Proceeds from shares sold	73	274	$609	$3,123
Proceeds from reinvestment of distributions	19	38	164	462
Payments for shares redeemed	(497)	(2,801)	(4,212)	(30,938)
Total net increase (decrease)	(405)	(2,489)	$(3,439)	$(27,353)
Core Edge Equity
Proceeds from shares sold	311	1,686	$2,163	$16,745
Proceeds from reinvestment of distributions	—	—	2	—
Payments for shares redeemed	(402)	(717)	(2,646)	(6,850)
Total net increase (decrease)	(91)	969	$(481)	$9,895

6.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Miscellaneous expense on the Statements of Operations for the Enhanced Small Cap and Tuckerman Active REIT Funds include $33 and $436, respectively, paid under the Interfund Lending Program for the year ended August 31, 2009.

7.  Dividends

On September 1, 2009, the Funds declared the following dividends from net investment income payable on September 8, 2009 to shareholders of record September 2, 2009:

Funds	Net Investment Income
Disciplined Equity	$0.0335
Tuckerman Active REIT	0.0170
IAM SHARES	0.0345

On October 1, 2009, the Funds declared the following dividends from net investment income payable on October 7, 2009 to shareholders of record October 2, 2009.

Net Investment Income
Tuckerman Active REIT Fund	$0.0457

8.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political,

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2009

social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

9.  Subsequent Events

Management has evaluated events or transactions that may have occurred since August 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through October 29, 2009, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the financial statements.

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the of SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Directional Core Equity Fund , SSgA Enhanced Small Cap Fund and SSgA Core Edge Equity Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Directional Core Equity Fund, SSgA Enhanced Small Cap Fund and SSgA Core Edge Equity Fund (the "Funds")(seven of the funds comprising the SSgA Funds) as of August 31, 2009, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the two years in the periods then ended, the statement of cash flows for the SSgA Core Edge Equity Fund for the period ended August 31, 2009, the financial highlights for each of the five years in the periods then ended and each of the two years in the periods then ended for SSgA Core Edge Equity Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2009, the results of their operations for the period then ended, the cash flows for the period then ended for the SSgA Core Edge Fund, the changes in their net assets for each of the two years in the period then ended, the financial highlights for the each of the five years in the period then ended and each of the two years in the period then ended for SSgA Core Edge Equity Fund, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2009

Report of Independent Registered Public Accounting Firm

SSgA
Equity Funds

Tax Information — August 31, 2009 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2009 as follows:

Tuckerman Active REIT	$7,356,524

The Funds designate dividends earned during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Disciplined Equity	100%
Small Cap	0%
Tuckerman Active REIT	0%
IAM SHARES	100%
Enhanced Small Cap	100%
Directional Core Equity	100%
Core Edge Equity	100%

For the tax year ended August 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2010 will show the tax status of all distributions paid to your account in calendar year 2009.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information

SSgA
Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment advisor or sub-advisor may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of those trustees who are not "interested persons" of the fund (commonly referred to as, the "Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the "Board") of the SSgA Funds (the "Trust"), including a majority of the Independent Trustees of the Trust, met on March 23, 2009 and on April 6 and 7, 2009 to consider proposals to approve, with respect to each portfolio series of the Trust (each, a "Fund" and collectively, the "Funds"), continuation of the investment advisory agreement (the "Advisory Agreement") with SSgA Funds Management, Inc. (the "Advisor") and, with respect to the SSgA Tuckerman Active REIT Fund, the subadvisory agreement (the "Subadvisory Agreement") with The Tuckerman Group, LLC (the "Subadvisor"). Prior to voting on these proposals, the Board reviewed information furnished by the Advisor, the Subadvisor and others reasonably necessary to permit the Board to evaluate the proposals fully. Such information included, among other things, the following:

Information about Performance, Expenses and Fees

•  A report prepared by an independent provider of investment company data, which includes for each Fund:

o  Comparisons of the Fund's performance over the past one-, three-, five- and ten-year periods ended December 31, 2008, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

o  Comparisons of the Fund's expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent data provider;

o  A chart showing the Fund's historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

o  Comparisons of the Fund's contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•  Comparative information concerning fees charged by the Advisor and Subadvisor for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and

•  Profitability analyses for the Advisor and its affiliates with respect to each Fund.

Information about Portfolio Management

•  Descriptions of the investment management services provided by the Advisor and Subadvisor, including their investment strategies and processes;

•  Information concerning the allocation of brokerage and the benefits received by the Advisor as a result of brokerage allocation, including information concerning the acquisition of any research through "soft dollar" benefits received in connection with the Funds' brokerage; and

•  Information regarding the procedures and processes used to value the assets of the Funds and the assistance provided to the administrator of the Funds by the Advisor in monitoring the effectiveness of such procedures and processes.

Basis for Approval of Advisory Contracts

SSgA
Equity Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

Information about the Advisor and Subadvisor

•  Reports detailing the financial results and condition of the Advisor and its affiliates;

•  Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•  A copy of the Code of Ethics adopted by the Advisor and Subadvisor, together with information relating to compliance with and the administration of such Code;

•  A copy of the Advisor's proxy voting policies and procedures;

•  Information concerning the resources devoted by the Advisor to overseeing compliance by the Funds and their service providers, including the Advisor's record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•  A description of the business continuity and disaster recovery plans of the Advisor.

Other Relevant Information

•  Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Advisor, including the custodian, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Advisor in managing the Funds' relationship with these service providers; and

•  Copies of the Advisory Agreement, Subadvisory Agreement and agreements with other service providers of the Funds.

In addition to the information identified above, the Board considered information provided from time to time by the Advisor, the Subadvisor and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Advisor and/or Subadvisor relating to the performance of the Funds and the investment strategies used in pursuing each Fund's investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Subadvisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement and Subadvisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on April 7, 2009 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement and Subadvisory Agreement for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement and Subadvisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Advisor and, with respect to SSgA Tuckerman Active REIT Fund, the Subadvisor.

Basis for Approval of Advisory Contracts

SSgA
Equity Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board considered the Advisor's and Subadvisor's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Advisor in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management. The Board also considered the business reputation and past experience of the Subadvisor in managing securities issued by publicly traded real estate investment trusts.

The Board reviewed the compliance programs of the Advisor and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Advisor in monitoring each Fund's securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Advisor and the Subadvisor can be expected to continue to provide, high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund's investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2008. The Board noted that the relative performance of the SSgA Small Cap Fund and SSgA Enhanced Small Cap Fund had improved during the most recent one-year period ended December 31, 2008.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its peer group funds, (b) after considering steps taken by management to improve the performance of certain Funds or (c) in light of the SSgA Enhanced Small Cap, Directional Core and Core Edge Equity Funds having less than three full years of operations.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund's management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Advisor to the fees charged and services provided to other clients of the Advisor, including institutional accounts. In addition, the Board considered the willingness of the Advisor to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Advisor and Subadvisor, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Advisor and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by the Advisor and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients.

Basis for Approval of Advisory Contracts

SSgA
Equity Funds

Basis for Approval of Advisory Contracts (Unaudited), continued

The Board concluded that the profitability of the Advisor and its affiliates with respect to each Fund is reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Advisor and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Advisor and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Advisor or its affiliates have realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Basis for Approval of Advisory Contracts

SSgA
Equity Funds

Shareholder Requests for Additional Information — August 31, 2009 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2009 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1943 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2009 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

Fund Management and Service Providers

DEAR-08/09 (52532)

Item 2. Code of Ethics. [Annual Report Only]

(a)          As of the end of the period covered by the report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (“Code”).

(b)         That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1)     honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)              full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Securities Exchange Commission (“SEC”) and in other public communications made by a Registrant;

3)              compliance with applicable laws and governmental rules and regulations;

4)              the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

5)              accountability for adherence to the Code.

(c)          As of the end of the period covered by the report, there have been no amendments to the Code that applies to the Registrant’s principal executive officer and principal financial officer other than to indicate a change to the Registrant’s Principal Executive Officer.

(d)         As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the Registrant’s principal executive officer and principal financial officer.

(e)          Not applicable.

(f)            The Registrant has filed with the Commission, pursuant to Item 12(a), a copy of the Code that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant’s board of trustees has determined at a meeting held on July 14, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee. Henry W. Todd and Richard D. Shirk were determined to be the Audit Committee Financial Experts and each is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.  Mr. Todd’s relevant experience includes his positions as Chairman, President and CEO, A.M. Todd Group, Inc.;

2

and President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring).  Mr. Shirk’s relevant experience includes his positions as Chairman, Cerulean Companies, Inc. (Retired), President and Chief Executive Officer, Cerulean Companies, Inc. (Retired); and President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (Retired).  The board of trustees of the Registrant have reconfirmed the designation of Messrs. Todd and Shirk as audit committee financial experts annually since 2003.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2008	$696,000

2009	$631,820

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2008	$0	Performance of a desk review with respect to 02/28/08 semi-annual reports
2009	$0	Performance of a desk review with respect to 02/28/09 semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services

2008	$142,525	Tax services
2009	$141,650	Tax services

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

For the period ended August 31, 2009

3

SSgA Funds

Audit and Non-Audit Services Pre-Approval Policy

I.                                         Statement of Purpose.

This Policy is designed to apply to any and all engagements by the SSgA Funds (“Funds”) of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services to the Funds. In addition, this Policy is designed to apply to any engagements by the advisor to the Funds or to any affiliate of the advisor to the Funds of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services that affect the operations of the Funds.  Except as specifically set forth herein, this Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the independent auditor to the Funds. This Policy does not apply to the engagement of a firm of certified public accountants by the advisor to the Funds or to any affiliate of the advisor to the Funds.

II.                                     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the audit committee of the SSgA Funds (“Audit Committee”) is charged with responsibility to oversee the work of the firms that provide independent auditing services to the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired.  In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered.  In general, the independence of the auditor would be deemed impaired if the auditor provides a service whereby it:

•                  Functions in the role of management of the Funds, the advisor of the Funds or any other affiliate(1) of the Funds;

•                  Is in the position of auditing its own work; or

•                  Serves in an advocacy role for the Funds, the advisor of the Funds or any other affiliate of the Funds.

Accordingly, it is the policy of the Funds that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

(1) For purposes of this Policy, if the engagement of the independent auditor relates directly to the operations and financial reporting of the Funds, an affiliate of the Funds is defined as the Funds’ principal investment advisor (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

4

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two separate approaches to the pre-approval of services by the Audit Committee.  The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Funds, together with a budget of expected costs for those services (“general pre-approval”) or specific pre-approval by the Audit Committee of all services provided to the Funds on a case-by-case basis (“specific pre-approval”). The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  These appendices refer to Schedules A-E, representative forms of which are attached to this Policy.  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee, before any such services can be provided by the independent auditor.  Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the Audit Committee.

III.                                 Delegation

As provided in the Act and in the SEC’s rules, the Audit Committee may delegate either general or specific pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has delegated general pre-approval authority to the Chairman and Alternate Chairman of the Audit Committee.

IV.                                Audit Services

The annual engagement terms and fees for the Funds independent auditor will be subject to the specific pre-approval of the Audit Committee. The audit services to be provided by that engagement include the annual financial statement audit and other procedures required by the independent auditor to be performed in order to be able to form an opinion on the financial statements for each of the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit or any quarterly reviews that may be required. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform annual audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These may include services associated with statements, reports and other documents filed by the Funds with the SEC or the securities, banking or other financial services authorities with jurisdiction over the operations of the Funds.

5

The Audit Committee will pre-approve the audit services set forth in Schedule A to Appendix 1, “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.                                    Audit-Related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for certain of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee will pre-approve the audit-related services set forth in Schedule B to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.                                Tax Services

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence.  In addition, the Audit Committee should also scrutinize carefully the retention of an independent auditor in a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will pre-approve the tax services set forth in Schedule C to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

VII.                            All Other Services

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, provided that the Audit Committee reasonably believes that the provision of those services would not impair or compromise the independence of the auditor and the services are consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee will pre-approve the permissible “all other services” set forth in Schedule D to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  Those permissible all other services not listed in Schedule D must be specifically pre-approved by the Audit Committee.  The Audit Committee determined that any member of the Audit Committee may approve

6

expenditures of not more than $25,000 for permissible non-audit services not already itemized in Schedule D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix 2. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any of the listed exceptions. Under no circumstance may an executive, manager or associate of the Funds, or of any advisor to the Funds, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.                        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the Clearance Committee(2) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed periodically by the Clearance Committee of any such services rendered by the independent auditor.  In the event the Clearance Committee determines that a service is not included in the group of pre-approved services, the Clearance Committee shall treat this as a request to provide services requiring pre-approval.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted first to the Clearance Committee.  After review by the Clearance Committee, the request or application will be submitted by both the independent auditor and the Clearance Committee to the Audit Committee, and must be accompanied by a statement from each as to whether, in their view, the request or application is consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has delegated to the Clearance Committee the responsibility to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy.  The Clearance Committee will report to the Audit Committee on a periodic basis on the results of its monitoring activities. The Clearance Committee will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Clearance Committee.

(2) The Clearance Committee shall be comprised of the Funds’ Treasurer and Principal Financial Officer, and President and Principal Executive Officer. A member of the Legal Department of the Funds’ administrator shall serve as an advisory member to the Clearance Committee. The Clearance Committee may act together or individually in the event one of the members is unavailable should consultation be necessary.

7

IX.                                Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from affiliates of the Funds, including State Street Holding Corporation (“State Street”).  Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and State Street and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Adopted:                July 14, 2003

Revised:      February 3, 2009

8

Appendix 1

FEES AND EXPENSES INCURRED UNDER PRE-APPROVAL AND COMMUNICATIONS

Schedules A through C

Schedule A

Pre-Approved Audit Services for 2009

For the Fiscal Year Ending August 31, 2009

Service

Annual audit of the financial statements for the SSgA Funds (21 funds)

Audits of new Funds launched during the period covered by the audit.

Other audit and special reports which include, but are not limited to:

•                  Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•                  All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.

Combined Pre-Approved Audit Services shall not exceed:

Schedule B

Pre-Approved Audit-Related Services for 2009

For the Fiscal Year Ending August 31, 2009

Service

Performance of desk review for:

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.

9

Schedule C

Pre-Approved Tax Services for 2009

For the Fiscal Year Ending August 31, 2009

Service

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC for the Funds’ tax year ending August 31, 2008.  (26 funds)

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2008, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2009.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•                  Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company under the tax laws ( e.g.  valuation of derivatives and the identification of issuers).

•                  Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•                  Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•                  Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•                  Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•                  Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•                  Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.

10

Appendix 2

Prohibited Non-Audit Services

April 5, 2004

•                  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•                  Financial information system design and implementation

•                  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

•                  Management functions

•                  Human resources services

•                  Broker-dealer, investment advisor or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

11

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were as follows:

2008	$0
2009	$0

(h) The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  Members of the standing audit committee include the Independent Trustees of the Registrant other than the Independent Chairman, who participates ex officio:  William L. Marshall, Chairman; Henry W. Todd, Vice Chairman and Audit Committee Financial Expert; Richard D. Shirk, Audit Committee Financial Expert; Lynn L. Anderson, Member; Steven J. Mastrovich, Member; Bruce D. Taber, Member.

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

12

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Registrant’s code of ethics described in Item 2.

(b) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

13

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date:  October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date: October 29, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: October 29, 2009

14